December  31, 2001


Financial statements (Audited)
including statements of investments

TIAA-CREF
Mutual Funds

                                                      2001
--------------------------------------------------------------------------------
                                        ANNUAL REPORT
--------------------------------------------------------------------------------
                                                     International Equity Fund

                                                     Growth Equity Fund

                                                     Growth & Income Fund

                                                     Equity Index Fund

                                                     Social Choice Equity Fund

                                                     Managed Allocation Fund

                                                     High-Yield Bond Fund

                                                     Short-Term Bond Fund

----------------------------------------             Tax-Exempt Bond Fund
MAKE THIS YOUR LAST PAPER ANNUAL REPORT!
SIGN UP FOR ELECTRONIC DELIVERY. LOG ON              Bond Plus Fund
TO TIAA-CREF.org
----------------------------------------             Money Market Fund


[Graphic Omitted]

FROM THE PRESIDENT

[Photo Omitted]

Martin E. Galt, III

PRESIDENT,
TIAA-CREF
INVESTMENT PRODUCTS

We are pleased to send you the 2001 annual report for the TIAA-CREF Mutual Funds. Inside, you will find an overview of 2001 results from Martin Leibowitz, our chief investment officer, as well as detailed reports on each of our 11 funds. After a two-year decline in domestic and foreign stock markets, we are well aware of the concerns of our own investors, and of equity investors everywhere. As this report makes clear, however, the funds' equity portfolios generally performed in line with the overall market trends for each of their objectives.

The TIAA-CREF Mutual Funds now encompass a broad range of investments that can accommodate the goals, tax concerns, and risk orientations of most investors. Diversification has always been a hallmark of our investment strategy, and the experience of the past few years provides a classic example of why diversifying assets among equity, fixed-income and other asset classes is so important to most investors. Our current offerings of six equity and five fixed-income funds enable you to invest in a broad range of asset classes and subclasses. Properly allocating assets in accordance with your goals and time horizon helps to "spread" your risk and temper the effects of market turbulence, while still taking advantage of sound investment opportunities as they arise. With this in mind, we plan to further expand our investment choices in 2002.

Unlike the volatility of stock prices, mutual fund expenses remain constant, and high expenses can significantly undermine returns over time. We remain committed to keeping expenses for the TIAA-CREF Mutual Funds among the lowest in the industry.*

We are also committed to the highest standards in customer service. In 2001, we offered customers the ability to enroll in TIAA-CREF Mutual Funds online. In addition, in 2002, we will make available the electronic delivery of required reports and other documents, which allows much faster delivery of TIAA-CREF communications than conventional mail. At our Web Center, you can sign up for e-delivery of this report, as well as of quarterly statements and transaction confirmations.

Our goal is to provide TIAA-CREF Mutual Funds investors with well-managed, low-cost investments for pursuing a wide range of financial goals. In both turbulent and stable markets, we will maintain consistent and carefully executed investment approaches for all of our funds, and remain committed to delivering the highest level of customer service.


/s/ MARTIN E. GALT, III
-----------------------
    Martin E. Galt, III

*Source: MORNINGSTAR PRINCIPIA PRO Mutual Fund database as of
December 31, 2001, tracking 13,772 mutual funds.

--------------------------------------------------------------------------------

CONTENTS

     FUND PERFORMANCE
         International Equity Fund        4              Short-Term Bond Fund                          71
         Growth Equity Fund               5              Tax-Exempt Bond Fund                          73
         Growth & Income Fund             6              Bond Plus Fund                                75
         Equity Index Fund 7                             Money Market Fund                             78
         Social Choice Equity Fund        8          FINANCIAL STATEMENTS
         Managed Allocation Fund          9              Report of Management Responsibility           80
         High-Yield Bond Fund             10             Report of the Audit Committee                 81
         Short-Term Bond Fund             11             Statements of Assets and Liabilities          82
         Tax-Exempt Bond Fund             12             Statements of Operations                      84
         Bond Plus Fund    13                            Statements of Cash Flow                       86
         Money Market Fund 14                            Statements of Changes in Net Assets           88
     STATEMENTS OF INVESTMENTS                           Financial Highlights                          92
         International Equity Fund        15             Notes to Financial Statements                 98
         Growth Equity Fund               24             Report of Independent Auditors               102
         Growth & Income Fund             37             Trustees and Officers                        103
         Equity Index Fund 42                            Important Tax Information                    107
         Social Choice Equity Fund        64         TIAA-CREF PRODUCTS AND SERVICES    INSIDE BACK COVER
         Managed Allocation Fund          67
         High-Yield Bond Fund             67         (c)2002 Teachers Insurance and Annuity  Association-
                                                        College Retirement Equities Fund (TIAA-CREF), New
                                                        York, NY 10017

--------------------------------------------------------------------------------

FROM THE VICE CHAIRMAN

[Photo Omitted]

Martin L. Leibowitz

VICE CHAIRMAN AND
CHIEF INVESTMENT
OFFICER

The past year was characterized by mixed results in the investment markets. Domestic stocks suffered from an economic slowdown exacerbated by the events of September 11, which provoked the largest quarterly drop in the S&P 500 stock index since 1987. Bonds were buoyed by falling interest rates, rising prices, and renewed investor interest in diversification. The TIAA-CREF Mutual Funds, which run the gamut from equity to fixed-income portfolios, generally performed in line with these market trends.

Despite a year-end rally, the S&P 500 was down 11.89 percent, experiencing its second consecutive annual loss--the first time that has happened since 1974. Other leading markets fared even worse, with London and Tokyo posting respective drops of 14.37 and 18.79 percent for the year; the Morgan Stanley World Index fell 16.80 percent.

The strong demand for fixed-income investments continued during 2001, and there was an ample supply, fed by a 43 percent increase in the issuance of investment-grade corporate securities. However, the Federal Reserve's aggressive policy of interest-rate cuts dampened yields. The Lehman Brothers Aggregate Bond Index, which tracks both the government and the corporate bond markets, gained
8.44 percent in 2001 after rising 11.63 percent during 2000.

The economic overviews that follow this letter explain some of the reasons behind these developments. But the fact that domestic stocks rebounded strongly by year-end--the broad Russell 3000(R) stock index surged 11.76 percent in the fourth quarter on the heels of a 15.62 percent third-quarter plunge--demonstrates the U.S. stock market's underlying resiliency. Rising corporate bond yields in December indicated increased confidence within the fixed-income markets about the economy's prospects. Nonetheless, rising unemployment and concerns about corporate earnings suggest that a recovery may take some time.

As in 2000, the performance of the TIAA-CREF Mutual Funds was sharply divided by asset class during 2001. Our five fixed-income funds performed very well, posting gains ranging from 4.08 percent for the Money Market Fund to 9.10 percent for the Short-Term Bond Fund. Our funds that invest wholly or partly in equities suffered along with the U.S. and foreign stock markets. Their declines ranged from 8.52 percent for the Managed Allocation Fund to 24.29 percent for the International Equity Fund. This report details each fund's performance and holdings as of December 31.

The volatility experienced in stock markets throughout the year makes it worth noting that, while some stock funds keep a portion of their holdings in cash as a hedge against market declines, TIAA-CREF's strategy is to remain fully invested at all times in pursuit of long-term performance. This means, of course, that our equity funds are not immune to temporary market forces. The Equity Index Fund, for example, closely tracked its benchmark in 2001. But the Growth & Income and Growth Equity Funds underperformed theirs because several stocks we believed would do well produced disappointing returns, as explained in the detailed commentaries on pages 4 through 14. The range of returns among varying asset classes and among individual funds within those classes makes a strong case for maintaining a broadly diversified investment portfolio.

We have been using a group of indexes compiled by Lipper Analytical Services, Inc. to show how the TIAA-CREF funds perform in comparison with similar funds. Beginning with 2002 performance information, we will instead use the relevant indexes from Morningstar, Inc. to represent the performance of these peer groups. Morningstar's fund categories more accurately and consistently match our portfolios, and its rating system is the most widely known among investors. Our funds' benchmarks, as stated in the TIAA-CREF prospectus, remain unchanged.

As always, we remind investors to consider the erosive effects of high expenses, which undercut gains and magnify losses. According to Lipper Analytical Services, Inc., the annual expenses of the 11 TIAA-CREF Mutual Funds reported on here, ranging from 0.26 percent to 0.49 percent after fee waivers, remain among the lowest of mutual funds with similar investment objectives. Investors will be pleased to know that we will continue to waive a portion of management fees for the funds until at least July 1, 2006.

TIAA-CREF's disciplined approach to investing, with each fund operating within a well-defined range of investments, continues to provide investors with the opportunity for broad diversification--a proven strategy for managing investment risk. While no one can predict returns, TIAA-CREF continues to watch for opportunities in both the equity and the fixed-income markets, and we will work hard to make the most of them.


TIAA-CREF's strategy is to remain fully invested at all times in pursuit of long-term performance.


/s/ MARTIN L. LEIBOWITZ
-----------------------
    Martin L. Leibowitz

--------------------------------------------------------------------------------

THE ECONOMIC ENVIRONMENT IN 2001
--------------------------------------------------------------------------------


THE U.S. ECONOMY

The country's longest economic expansion finally drew to a close in 2001. According to the National Bureau of Economic Research, the economy peaked in March and entered its first recession in a decade.

   Comparing last year's fourth quarter with that of 2000, the nation's real (inflation-adjusted) gross domestic product (GDP) rose just 0.1 percent in 2001. Growth remained weak throughout the year (see Chart 1); the economy grew a paltry annualized 0.8 percent in the first half, followed by an outright 0.6 percent drop in the second (in part owing to the horrific events of September
11).

   Weak demand in the wake of interest rate hikes, plunging stock prices, and higher energy costs marked the start of 2001--and it was downhill from there. Corporate profitability waned, leading to reduced investment, continued stock market distress, and massive layoffs (the unemployment rate rose to 5.8 percent by year-end, up from 4.0 percent in December 2000). Energy prices stayed high in the first half of the year, eroding consumers' buying power and businesses' profit margins. The U.S. dollar held strong, hurting exports and limiting firms' ability to raise prices. Finally, the tragic events of September 11 provided a further downdraft and ultimately crystallized the recession.

   Given this weakness, it's not surprising that inflation eased. The Consumer Price Index (CPI) rose 1.6 percent in 2001, down from 3.4 percent in 2000, thanks largely to lower energy prices, firms' inability to raise prices aggressively in a weak global environment and, to a lesser extent, resilient productivity growth. Then too, the downturn could have been worse if consumer spending or real estate markets, buoyed by low interest rates, had not held up reasonably well.

   Yet with demand waning and profits falling, businesses aggressively cut capital spending (by 9.2 percent on a fourth-quarter-over-fourth-quarter basis) and inventories (by record amounts). In Washington, policymakers made dramatic moves to stimulate growth. Most significantly, in early January the Federal Reserve began an aggressive string of 11 interest-rate cuts, slashing its key federal funds target from 6.5 to 1.75 percent by year-end--the lowest rate in 40 years. This monetary easing led to sharp drops in short- and long-term interest rates (see Chart 2), and while lower rates didn't immediately revive the economy, they helped to soften the downturn and alleviate borrowers' burdens. Also, fiscal policy became more supportive. The government quickly cut income taxes and ramped up spending, especially after September 11, helping to buttress incomes and consumers' financial footing. Finally, buffeted by the U.S. downturn and a deceleration in global demand, energy prices fell in the second half of the year, shoring up purchasing power and mitigating the drop in profit margins.

   Thus, by year-end the economy remained weak, but things seemed to be looking up. Leading indicators, including manufacturers' orders, initial unemployment claims, and consumer expectations, pointed to a revival, and the economy's fundamentals remained supportive of growth. Additional fiscal stimuli were in the government pipeline. And inventories--a glut of goods played a key role in this recession--had been aggressively pared.

   These factors fostered optimism and revived equity markets in the fourth quarter. The revival didn't offset the earlier market meltdown, leaving the Russell 3000(R) and Nasdaq composite with respective returns of -11.46 percent and -21.05 percent for the year--marking the first back-to-back annual stock declines since 1974. But it signaled that, in Wall Street's view at least, better days lie ahead.

-----------------------------------------------------
CHART 1: REAL GROSS DOMESTIC PRODUCT
QUARTER-TO-QUARTER ANNUALIZED PERCENT CHANGE

   OBS              GDP                 CPI
--------       ------------         -----------
 1990:1        5.083379163          7.061598529
 1990:2        0.924531668          4.121540833
 1990:3       -0.731523604          7.084450077
 1990:4       -3.243470246          6.961203685
 1991:1       -1.95972885           3.021696473
 1991:2        2.262286999          2.393909042
 1991:3        0.983068066          3.081668675
 1991:4        2.172736948          3.357733776
 1992:1        3.767488413          2.736221282
 1992:2        3.793933068          3.110339571
 1992:3        3.126216523          3.086342384
 1992:4        5.377602129          3.547541676
 1993:1       -0.107243787          2.844098663
 1993:2        2.450455625          3.014391141
 1993:3        1.767323425          1.862147409
 1993:4        6.178995239          3.260476497
 1994:1        3.430683375           2.11657227
 1994:2        5.698906014          2.290070973
 1994:3        2.196510962           3.75460262
 1994:4        5.028017316          2.347000139
 1995:1        1.487415553          2.968425627
 1995:2        0.782125167          3.308093252
 1995:3        3.133464763          2.030168097
 1995:4        3.239081995          2.374305796
 1996:1        2.891003064          3.422621225
 1996:2        6.756364914          3.569913061
 1996:3        2.014295546           2.31974034
 1996:4        4.638693794          3.257342507
 1997:1        4.361426857           2.63004318
 1997:2        5.888939806          1.173745562
 1997:3        4.231854128          1.759304356
 1997:4        2.769091728          2.003694817
 1998:1        6.536666464          0.993164327
 1998:2        2.920236182           1.65525143
 1998:3        3.445651112          1.731383069
 1998:4        5.590468005           1.72392132
 1999:1         3.53544293          1.716523609
 1999:2        2.459943834          3.274392405
 1999:3        5.701381388          2.510253487
 1999:4        8.251986384          2.901282798
 2000:1        4.827357727          4.017181172
 2000:2        5.189534585          3.574269657

        199801  6.53
        199802  2.92
        199803  3.45
        199804  5.59
        199901  3.53
        199902  2.46
        199903  5.7
        199904  8.25
        200001  4.83
        200002  5.65
        200003  2.19
        200004  0.2
                                             Source: Bureau of Economic Analysis
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


CHART 2: THREE-MONTH TREASURY BILL RATE AND 10-YEAR
TREASURY BOND YIELD
MONTHLY AVERAGES OF DAILY VALUES

        DATE        GDP96C_CAR                     GDP96C_CAR      GDP96C_CAR
        199901         3.06            199901         4.34           4.72
        199902         1.74            199902         4.44           5
        199903         4.65            199903         4.44           5.23
        199904         8.29            199904         4.29           5.18
        200001         2.34            199905         4.5            5.54
        200002         5.69            199906         4.57           5.9
        200003         1.34            199907         4.55           5.79
        200004         1.91            199908         4.72           5.94
        200101         1.32            199909         4.68           5.92
        200102         0.31            199910         4.86           6.11
        200103       - 1.33            199911         5.07           6.03
        200104         0.2             199912         5.2            6.28
                                       200001         5.32           6.66
                                       200002         5.55           6.52
                                       200003         5.69           6.26
                                       200004         5.66           5.99
                                       200005         5.79           6.44
                                       200006         5.69           6.1
                                       200007         5.96           6.05
                                       200008         6.09           5.83
                                       200009         6              5.8
                                       200010         6.11           5.74
                                       200011         6.17           5.72
                                       200012         5.77           5.24
                                       200101         5.15           5.16
                                       200102         4.88           5.1
                                       200103         4.42           4.89
                                       200104         3.87           5.14
                                       200105         3.62           5.39
                                       200106         3.49           5.28
                                       200107         3.51           5.24
                                       200108         3.36           4.97
                                       200109         2.64           4.73
                                       200110         2.16           4.57
                                       200111         1.87           4.65
                                       200112         1.69           5.09


                                             Source: Bureau of Lab or Statistics
-------------------------------------------------------------------------------

/s/ LEO C. KAMP
---------------
    Leo C. Kamp
TIAA-CREF ECONOMIST

2 TIAA-CREF Mutual Funds  2001 Annual Report

THE GLOBAL ECONOMY

Over much of 2001, global equity markets continued the downward trend begun in late 2000, with the MSCI World Index down 24 percent by the end of September. Weaker world stock prices reflected investors' assessments of the effects of the economic slowdown that started in the U.S. in 2000 and spread to other countries. A severe correction in the high-technology sector and the lagged impact of rising oil prices played key roles in the slowdown. Yet more than one-third of the MSCI's decline in the first nine months came in September alone, reflecting the serious blow to investor confidence engendered by the horrific events of September 11.

   While most industries suffered over the first three quarters of the year, the hardest-hit major sectors were information technology (down 46.9 percent) and telecommunications (down 36.1 percent). The World Index staged a partial recovery in the fourth quarter, gaining 8.6 percent, with information technology (up 32.3 percent) leading the way. Industrials (up 12.5 percent) and consumer discretionary (16.8 percent) also contributed to the upturn. But telecommunications remained essentially unchanged, owing to investor concerns about the debt carried by many telecoms, along with concerns about the speed with which new technologies will be embraced. Overall, the MSCI fell 16.8 percent in a year marked by extraordinary volatility.

   From the start of 2001, concerns about the U.S. economic slowdown and its potential effects on the rest of the world led the Federal Reserve to undertake a series of sharp reductions in the key federal funds rate, cutting it by 3 percentage points prior to September 11. Other major central banks had followed suit, albeit not as rapidly. Yet in the aftermath of September 11, central banks, again led by the Fed, lowered policy rates precipitously in an effort to stabilize and bolster confidence in their economies, and to establish monetary conditions that would tend to support an early resumption of economic growth. Thus, as the Fed cut rates another 1.75 points (for a total decline for the year of 4.75 points), Europe's Central Bank reduced its policy rate by 1.5 points and the Bank of England by 2 points, ending the year at 3.25 and 4 percent, respectively. Meanwhile, the Bank of Japan had reduced rates to near zero in March, retaining that policy over the remainder of the year.

   The substantial, rapid policy response in the U.S. and, to a lesser extent, the euro area--all of which supplemented already expansionary monetary and fiscal policies--along with the impact of lower energy prices on disposable incomes, will be likely to result in a sustainable rebound in business and consumer confidence over coming quarters. In contrast, Japan's stimulative policy options are constrained by very high levels of public debt and already extraordinarily low interest rates. The currency weakness experienced in the fourth quarter could benefit Japanese exporters, but it adds risk to the currencies of the nation's trading partners, especially those in emerging markets.

   With global inflation expected to remain quiescent and interest rates low, economic growth likely to respond to lower interest rates, confidence rebuilding, and corporate restructuring continuing, the prospects for improved profitability are enhanced. Yet the increased perceptions of economic risk resulting from the outsized events of 2001 make the timing of a rebound more uncertain than usual.

--------------------------------------------------------------------------------
CHART 1: GLOBAL STOCKS' VALLEYS OVERSHADOWED THEIR PEAKS

                MSCI WORLD INDEX    MSCI WORLD INFORMATION   TECHNOLOGY INDEX GLOBAL   US           EURO AREA         JAPAN
                ----------------    ----------------------   -----------------------  ----          ---------         ------
12/2000             1221.25                 116.16                  4.25              6.54            4.93            0.62
1/2001              1244.22                 131.32                  4.18              5.73            4.77            0.5
2/2001              1137.88                 96.06                   4.13              5.35            4.75            0.41
3/2001              1061.26                 84.65                   3.97              4.96            4.71            0.19
4/2001              1138.09                 99.15                   4.16              4.63            4.68            0.1
5/2001              1121.09                 93.47                   4.19              4.11            4.64            0.07
6/2001              1084.79                 91.12                   4.05              3.83            4.45            0.07
7/2001              1069.67                 85.52                   4.09              3.75            4.47            0.08
8/2001              1016.73                 74.56                   3.98              3.56            4.39            0.08
9/2001              926.02                  61.73                   3.87              3.03            3.99            0.06
10/2001             943.2                   71.62                   3.73              2.4             3.6             0.08
11/2001             997.93                  83.27                   3.68              2.1             3.39            0.08
12/2001             1003.52                 81.62                   3.96              1.92            3.34            0.08

                              Source: Morgan Stanley Capital International, Inc.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CHART 2: GLOBAL INTEREST RATES' DECLINE WAS MORE MODERATE THAN IN THE U.S.

        10/2/95                    10000           10000
        10/31/95                   10042           10042
        11/30/95                   10084           10084
        12/31/95                   10132           10132
        1/31/96                    10184           10184
        2/28/96                    10242           10242
        3/31/96                    10302           10302
        4/30/96                    10351           10351
        5/31/96                    10410           10410
        6/30/96                    10511           10511
        7/31/96                    10573           10573
        8/31/96                    10663           10663
        9/30/96                    10728           10728
        10/31/96                   10800           10800
        11/30/96                   10878           10878
        12/31/96                   10976           10976
        1/31/97                    11044           11044
        2/28/97                    11095           11095
        3/31/97                    11150           11150
        4/30/97                    11176           11176
        5/30/97                    11262           11262
        6/30/97                    11384           11384
        7/31/97                    11497           11497
        8/31/97                    11591           11591
        Sep 30, 97                 11786           11786
        Oct 31, 97                 11825           11825
        Nov 30, 97                 11958           11958
        Dec 31, 97                 12081           12081
        Jan 31, 98                 12140           12140
        Feb 28, 98                 12192           12192
        Mar 31, 98                 12323           12323
        Apr 30, 98                 12383           12383
        May 31, 98                 12489           12489
        Jun 30, 98                 12586           12586
        Jul 31, 98                 12569           12569
        Aug 31, 98                 12612           12612
        Sep 30, 98                 12837           12837
        Oct 31, 98                 12883           12883
        Nov 30, 98                 12979           12979
        Dec 31, 98                 13056           13056
        Jan 31, 99                 13125           13125
        Feb 28, 99                 13180           13180
        Mar 31, 99                 13262           13262
        Apr 30, 99                 13429           13429
        May 31, 99                 13538           13538
        Jun 30, 99                 13595           13595
        7/31/99                    13649           13649
        8/31/99                    13750           13750
        9/30/99                    13783           13783
        10/31/99                   13877           13877
        11/30/99                   13950           13950
        12/31/99                   14123           14123
        1/31/2000                  14237           14237
        2/29/2000                  14294           14294
        3/31/2000                  14426           14426
        4/30/2000                  14578           14578
        5/31/2000                  14679           14679
        6/30/2000                  14812           14812
        7/31/2000                  15002           15002
        8/31/2000                  15087           15087
        9/30/2000                  15207           15207
        10/31/2000                 15349           15349
        11/30/2000                 15483           15483
        12/31/2000                 15628           15628


                              Source: British Bankers Association and Datastream
--------------------------------------------------------------------------------

/s/ HARVEY S. KERRICH
---------------------
    Harvey S. Kerrich

TIAA-CREF ECONOMIST

                                     2001 ANNUAL REPORT TIAA-CREF Mutual Funds 3

--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The TIAA-CREF International Equity Fund seeks a favorable long-term return, mainly through capital appreciation from a broadly diversified portfolio primarily consisting of foreign equity investments.

PORTFOLIO PROFILE

o Employs TIAA-CREF's Dual Investment Management Strategy(SM) : The Enhanced Index portion of the fund aims to outperform the fund's benchmark, the Morgan Stanley Europe, Australasia, Far East (EAFE) Index, with low relative volatility. The actively managed Stock Selection portion (46.2 percent as of 12/31/2001) is composed of international stocks of companies we believe have strong management and sustainable prospects for growth.

o Investments  in foreign  securities  are subject to special  risks,  including
  erratic   market   conditions,   economic  and  political   instability,   and
  fluctuations in currency exchange rates.

PERFORMANCE IN 2001

The International Equity Fund returned -24.29 percent for the year, compared with -21.55 percent for the benchmark Morgan Stanley EAFE Index and -19.33 percent for the average similar fund, as measured by the Lipper International Fund Index.

   The fund's return differed from that of its benchmark chiefly because of actively managed stock selection in the European region. In particular, the fund had overweight holdings in technology names such as British communications equipment maker Spirent Plc, German chipmaker Infineon Technologies AG, and Finnish phone maker Nokia. Stock selection in the Asia-Pacific region also detracted slightly from relative performance.

   The fund's underperformance was tempered by active positions in consumer noncyclicals such as British Sky Broadcasting and Dutch conglomerate Unilever
NV. Performance was also helped by a fourth-quarter recovery in European technology, telecom and media firms such as Dutch semiconductor giant ASM International NV and U.K.-based mobile phone leader Vodaphone.

   In management's opinion, while 2001 was a particularly challenging year, the fund is well positioned to benefit from an upturn in the international equity markets.

VALUE OF $10,000 INVESTED AT FUND'S 9/2/1997 INCEPTION

                         LIPPER               MOR STAN            INTERNATIONAL
                        --------            ------------          -------------
 Sep 2, 97               10000                  10000                  10000
 Sep 30, 97              10642                  10560                  10570
 Oct 31, 97              9834                   9748                   9759
 Nov 30, 97              9753                   9649                   9682
 Dec 31, 97              9830                   9733                   9770
 Jan 31, 98              10068                  10178                  10186
 Feb 28, 98              10712                  10831                  10767
 Mar 31, 98              11294                  11165                  11194
 Apr 30, 98              11467                  11253                  11292
 May 31, 98              11490                  11198                  11303
 Jun 30, 98              11390                  11284                  11391
 Jul 31, 98              11565                  11397                  11479
 Aug 31, 98              9901                   9985                   9967
 Sep 30, 98              9593                   9679                   9562
 Oct 31, 98              10298                  10687                  10394
 Nov 30, 98              10814                  11235                  11095
 Dec 31, 98              11080                  11677                  11652
 Jan 31, 99              11148                  11643                  11973
 Feb 28, 99              10861                  11365                  11741
 Mar 31, 99              11223                  11840                  12017
 Apr 30, 99              11746                  12319                  12349
 May 31, 99              11309                  11685                  11741
 Jun 30, 99              11845                  12140                  12305
 7/31/99                 12109                  12501                  12990
 8/31/99                 12205                  12547                  13056
 9/30/99                 12244                  12673                  13289
 10/31/99                12671                  13148                  13863
 11/30/99                13600                  13605                  15610
 12/31/99                15271                  14826                  18158
 1/31/2000               14378                  13884                  17548
 2/29/2000               15327                  14258                  20394
 3/31/2000               15367                  14810                  19039
 4/30/2000               14392                  14031                  17244
 5/31/2000               13997                  13688                  16261
 6/30/2000               14645                  14224                  17029
 7/31/2000               14170                  13627                  16239
 8/31/2000               14410                  13746                  16622
 9/30/2000               13570                  13076                  15561
 10/31/2000              13108                  12767                  15030
 11/30/2000              12555                  12289                  13969
 12/31/2000              13023                  12725                  14528
 1/31/2001               13100                  12730                  14365
 2/28/2001               12181                  11778                  13176
 3/31/2001               11324                  10978                  12298
 4/30/2001               12013                  11732                  13095
 5/31/2001               11722                  11298                  12636
 6/30/2001               11391                  10833                  12068
 7/31/2001               11095                  10569                  11771
 8/31/2001               10872                  10324                  11460
 9/30/2001               9687                   9321                   10298
 10/31/2001              9950                   9584                   10663
 11/30/2001              10321                  9885                   10933
 12/31/2001              10505                  9952                   10999

TEN LARGEST HOLDINGS AS OF 12/31/2001
--------------------------------------------------------------------------------
                                                   PERCENT OF
   COMPANY                             COUNTRY     NET ASSETS   MARKET VALUE
--------------------------------------------------------------------------------
   Vodafone Group Plc           United Kingdom        2.82       $7,323,823

   BP Plc                       United Kingdom        2.75        7,139,318

   GlaxoSmithKline Plc          United Kingdom        2.49        6,450,843

   Nokia Oyj                           Finland        2.08        5,407,116

   Royal Dutch Petroleum Co        Netherlands        1.70        4,411,046

   HSBC Holdings Plc            United Kingdom        1.63        4,219,342

   Nestle S.A.                     Switzerland        1.57        4,076,661

   Novartis AG                     Switzerland        1.56        4,044,823

   Total Fina Elf S.A.                  France        1.51        3,910,866

   Royal Bank
       of Scotland Group Plc    United Kingdom        1.14        2,945,375
--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 12/31/2001

----------------------------------------------------------------------------------------------------------------------------------
                                    AVERAGE ANNUAL COMPOUND RATES        CUMULATIVE RATES
                                        OF TOTAL RETURN(1)              OF TOTAL RETURN(1)                            NET ASSETS
                                      1 YEAR   SINCE INCEPTION(2)   1 YEAR     SINCE INCEPTION(2)   ANNUAL EXPENSES  (IN MILLIONS)
----------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY FUND            -24.29%         2.22%         -24.29%          9.99%               0.49%(3)        $259.49
 Morgan Stanley EAFE Index            -21.55         -0.04          -21.55          -0.15                 --               --
 Lipper International Fund Index      -19.33          1.13          -19.33           4.99                 --               --
----------------------------------------------------------------------------------------------------------------------------------

(1) Because of market volatility, recent performance of the International Equity Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/ charts/mf-performance.html or call 800 223-1200. Past performance shouldn't be taken as a guarantee of the same future rates of return from the International Equity Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption. There are special risks associated with investing in funds that invest primarily in foreign securities, such as the International Equity Fund. These special risks include erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

(2) Inception date of the International Equity Fund was 9/2/1997.

(3) This annual rate reflects a waiver of a portion of the fund's management fee. The waiver is contractual and is guaranteed until July 1, 2006.

4 TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

--------------------------------------------------------------------------------

GROWTH EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The TIAA-CREF Growth Equity Fund seeks a favorable rate of return mainly through the capital appreciation of a diversified portfolio of common stocks that have the potential for exceptional growth.

PORTFOLIO PROFILE

o Employs TIAA-CREF's Dual Investment Management Strategy(SM): The Enhanced Index portion aims to exceed the fund's benchmark, the Russell 3000(R) Growth Index, with low relative volatility. The actively managed Stock Selection portion (56.3 percent as of 12/31/2001) is concentrated in stocks of rapidly growing companies with products and/or services dominant in their sector.

o May invest up to 40 percent of the portfolio in international stocks as opportunities arise.

PERFORMANCE IN 2001

The Growth Equity Fund posted a return of -23.02 percent for the period, compared with -19.63 percent for its benchmark, the Russell 3000 Growth Index, and -17.98 percent for the average similar fund, as measured by the Lipper Growth Fund Index.

   The fund's return differed from that of the benchmark because of performance within its actively managed portion, primarily during the first quarter. Positive contributions were generated by overweight holdings, relative to the benchmark, in the healthcare and financial services sectors. These included Cardinal Health and Tenet Healthcare and in Citigroup, Inc. The fund also benefited from stock selection in the utilities and telecommunications sectors, and, in particular, from an overweight position in the wireless telecommunications company Sprint Corp PCS Group.

   Negative factors, however, had a greater effect on the year's return relative to the benchmark's. Chief among them was an overweight position in technology, compared with that of the benchmark, and stock selection within the technology sector. In particular, holdings in EMC Corporation, Oracle Corporation, and Ciena Corporation detracted from relative performance. An underweight position in IBM, as well as, in other sectors, an overweight in AOL Time Warner, also adversely affected returns.

VALUE OF  $10,000 INVESTED AT FUND'S 9/2/1997 INCEPTION

                                   RUSSELL            EQUITY
                LIPPER              INDEX          GROWTH FUND
                -------            ------          ------------
 Sep  2, 97      10000              10000              10000
 Sep 30, 97      10572              10524              10535
 Oct 31, 97      10231              10109              10189
 Nov 30, 97      10466              10469              10640
 Dec 31, 97      10643              10575              10819
 Jan 31, 98      10714              10847              11097
 Feb 28, 98      11469              11675              11899
 Mar 31, 98      11960              12144              12434
 Apr 30, 98      12088              12303              12658
 May 31, 98      11791              11903              12327
 Jun 30, 98      12300              12578              13064
 Jul 31, 98      12170              12409              12883
 Aug 31, 98      10215              10465              10638
 Sep 30, 98      10897              11288              11461
 Oct 31, 98      11651              12171              12402
 Nov 30, 98      12345              13098              13300
 Dec 31, 98      13377              14280              14711
 Jan 31, 99      13948              15104              15606
 Feb 28, 99      13473              14364              14905
 Mar 31, 99      14057              15104              15520
 Apr 30, 99      14414              15214              15649
 May 31, 99      14133              14783              15390
 Jun 30, 99      14969              15799              16522
 7/31/99         14599              15297              15951
 8/31/99         14434              15488              16102
 9/30/99         14193              15204              15929
 10/31/99        15067              16300              16673
 11/30/99        15704              17235              17643
 12/31/99        17118              19112              19566
 1/31/2000       16500              18268              18712
 2/29/2000       17475              19409              20090
 3/31/2000       18364              20506              21490
 4/30/2000       17446              19451              20556
 5/31/2000       16677              18422              19384
 6/30/2000       17599              19884              20932
 7/31/2000       17208              18994              19987
 8/31/2000       18494              20732              21990
 9/30/2000       17364              18833              19828
 10/31/2000      16876              17898              18917
 11/30/2000      15072              15219              16049
 12/31/2000      15254              14828              15596
 1/31/2001       15652              15865              16589
 2/28/2001       13837              13207              13633
 3/31/2001       12748              11788              12057
 4/30/2001       13944              13275              13633
 5/31/2001       13928              13117              13463
 6/30/2001       13638              12864              13148
 7/31/2001       13262              12488              12736
 8/31/2001       12338              11483              11609
 9/30/2001       11010              10289              10373
 10/31/2001      11415              10857              10930
 11/30/2001      12389              11891              12033
 12/31/2001      12510              11918              12005

TEN LARGEST HOLDINGS AS OF 12/31/2001

--------------------------------------------------------------------------------
                                                PERCENT OF
   COMPANY                                      NET ASSETS       MARKET VALUE
--------------------------------------------------------------------------------

   General Electric Co                             6.73          $43,943,335

   Microsoft Corp                                  5.14           33,542,243

   Pfizer, Inc                                     4.92           32,158,870

   Intel Corp                                      3.60           23,529,789

   Wal-Mart Stores, Inc                            2.96           19,358,669

   Home Depot, Inc                                 2.57           16,797,083

   AOL Time Warner, Inc                            2.53           16,536,925

   Cisco Systems, Inc                              2.39           15,634,236

   American International Group, Inc               2.39           15,618,298

   Johnson & Johnson                               2.11           13,751,447

PERFORMANCE AT A GLANCE AS OF 12/31/2001

----------------------------------------------------------------------------------------------------------------------------------
                                    AVERAGE ANNUAL COMPOUND RATES        CUMULATIVE RATES
                                        OF TOTAL RETURN(1)              OF TOTAL RETURN(1)                            NET ASSETS
                                      1 YEAR   SINCE INCEPTION(2)   1 YEAR     SINCE INCEPTION(2)   ANNUAL EXPENSES  (IN MILLIONS)
----------------------------------------------------------------------------------------------------------------------------------
   GROWTH EQUITY FUND                 -23.02%        4.31%          -23.02%         20.05%              0.45%(3)        $653.17
   Russell 3000(R) Growth Index(4)    -19.63         4.13           -19.63          19.15                 --               --
   Lipper Growth Fund Index           -17.98         5.31           -17.98          25.11                 --               --
----------------------------------------------------------------------------------------------------------------------------------

(1) Because of market volatility, recent performance of the Growth Equity Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/
    mf-performance.html or call 800 223-1200. Past performance shouldn't be taken as a guarantee of the same future rates of return from the Growth Equity Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Inception date of the Growth Equity Fund was 9/2/1997.

(3) This annual rate reflects a waiver of a portion of the fund's management fee. The waiver is contractual and is guaranteed until July 1, 2006.

(4)Russell 3000(R) Growth Index (Russell 3000 is a trademark and a service mark of the Frank Russell Company).

                                     2001 ANNUAL REPORT TIAA-CREF Mutual Funds 5

--------------------------------------------------------------------------------

GROWTH & INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The TIAA-CREF Growth & Income Fund seeks favorable long-term returns through capital appreciation and investment income, primarily from a broadly diversified portfolio of common stocks.

PORTFOLIO PROFILE

o Employs TIAA-CREF's Dual Investment Management StrategySM: The Enhanced Index portion aims to exceed the fund's benchmark, the S&P 500(R), with low relative volatility. The actively managed Stock Selection portion (61.4 percent as of 12/31/2001) buys stocks when they are attractively priced compared with growth potential and asset value.

o  May invest up to 20 percent of the portfolio in foreign securities.

PERFORMANCE IN 2001

The Growth & Income Fund posted a return of -13.37 percent for the year, compared with -11.89 percent for its benchmark, the S&P 500 Index, and -7.42 percent for the average similar fund as measured by the Lipper Growth & Income Fund Index.

   The fund's performance, relative to the benchmark, benefited from overweight holdings in consumer noncyclical companies, such as home improvement chain Home Depot, and in diversified conglomerate Tyco International Ltd. Performance was also helped by a late-year rebound among key technology issues. A lack of actively managed holdings in Enron Corporation, which filed for bankruptcy during the fourth quarter, also contributed to relative performance.

   These positive contributions were more than offset, however, by overweight positions among technology and telecommunications firms such as data storage company EMC Corporation and Level 3 Communications, which supplies fiber-optics networks. These and other individual stock selections proved vulnerable to the increasing weakness of the economy throughout the year, resulting in a lower overall return than that of the S&P 500.

   In management's opinion, despite the challenges of 2001, the fund's broad diversification and investment positioning will enable it to benefit from an upturn in equity markets.

VALUE OF  $10,000 INVESTED AT FUND'S 9/2/1997 INCEPTION

                      LIPPER         S&P INDEX        GROWTH & INCOME FUND
                      ------         ---------        --------------------
 Sep 2, 97            10000            10000                  10000
 Sep 30, 97           10505            10548                  10542
 Oct 31, 97           10156            10195                  10207
 Nov 30, 97           10440            10667                  10667
 Dec 31, 97           10616            10851                  10837
 Jan 31, 98           10636            10971                  10952
 Feb 28, 98           11303            11762                  11708
 Mar 31, 98           11826            12365                  12430
 Apr 30, 98           11890            12490                  12651
 May 31, 98           11708            12275                  12451
 Jun 30, 98           11849            12773                  12917
 Jul 31, 98           11559            12636                  12854
 Aug 31, 98           9926             10809                  10934
 Sep 30, 98           10372            11502                  11499
 Oct 31, 98           11125            12437                  12482
 Nov 30, 98           11661            13191                  13296
 Dec 31, 98           12058            13951                  14143
 Jan 31, 99           12171            14534                  14822
 Feb 28, 99           11902            14082                  14313
 Mar 31, 99           12313            14645                  15016
 Apr 30, 99           13111            15212                  15686
 May 31, 99           12921            14853                  15271
 Jun 30, 99           13456            15677                  16248
 7/31/99              13070            15188                  15769
 8/31/99              12781            15113                  15471
 9/30/99              12379            14698                  15100
 10/31/99             12909            15628                  16029
 11/30/99             13023            15946                  16466
 12/31/99             13489            16885                  17602
 1/31/2000            12960            16037                  16763
 2/29/2000            12539            15733                  16674
 3/31/2000            13716            17273                  18337
 4/30/2000            13472            16753                  17795
 5/31/2000            13422            16409                  17418
 6/30/2000            13371            16814                  17881
 7/31/2000            13323            16551                  17682
 8/31/2000            14152            17579                  18846
 9/30/2000            13764            16651                  17775
 10/31/2000           13804            16580                  17664
 11/30/2000           13048            15273                  16198
 12/31/2000           13541            15348                  16312
 1/31/2001            13814            15893                  16846
 2/28/2001            13068            14444                  15267
 3/31/2001            12476            13529                  14214
 4/30/2001            13310            14580                  15319
 5/31/2001            13480            14677                  15412
 6/30/2001            13153            14320                  14986
 7/31/2001            13036            14179                  14812
 8/31/2001            12435            13292                  13844
 9/30/2001            11435            12218                  12779
 10/31/2001           11580            12451                  13049
 11/30/2001           12334            13406                  14020
 12/31/2001           12535            13524                  14135

TEN LARGEST HOLDINGS AS OF 12/31/2001

--------------------------------------------------------------------------------
                                               PERCENT OF
   COMPANY                                     NET ASSETS       MARKET VALUE
--------------------------------------------------------------------------------

   Microsoft Corp                                  4.05          $25,794,305

   General Electric Co                             3.97           25,333,005

   Exxon Mobil Corp                                3.16           20,125,530

   Citigroup, Inc                                  2.79           17,771,232

   Pfizer, Inc                                     2.66           16,943,064

   Wal-Mart Stores, Inc                            2.62           16,736,000

   American International Group, Inc               2.61           16,646,925

   Intel Corp                                      2.15           13,705,564

   International Business Machines Corp            2.07           13,207,985

   Home Depot, Inc                                 2.07           13,205,010

PERFORMANCE AT A GLANCE AS OF 12/31/2001

------------------------------------------------------------------------------------------------------------------------------
                               AVERAGE ANNUAL COMPOUND RATES        CUMULATIVE RATES
                                   OF TOTAL RETURN(1)               OF TOTAL RETURN(1)                           NET ASSETS
                                1 YEAR      SINCE INCEPTION(2)   1 YEAR     SINCE INCEPTION(2)  ANNUAL EXPENSES (IN MILLIONS)
-----------------------------------------------------------------------------------------------------------------------------
   GROWTH & INCOME FUND          -13.37%        8.31%            -13.37%        41.32%               0.43%(3)      $637.63
   S&P 500(R)Index               -11.89         7.22             -11.89         35.25                 --             --
   Lipper Growth & Income
     Fund Index                   -7.42         5.34              -7.42          25.26                --             --
-----------------------------------------------------------------------------------------------------------------------------

(1) Because of market volatility, recent performance of the Growth & Income Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/ charts/ mf-performance.html or call 800 223-1200. Past performance shouldn't be taken as a guarantee of the same future rates of return from the Growth & Income Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2)  Inception date of the Growth & Income Fund was 9/2/1997.

(3) This annual rate reflects a waiver of a portion of the fund's management fee. The waiver is contractual and is guaranteed until July 1, 2006.

6 TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

--------------------------------------------------------------------------------

EQUITY INDEX FUND
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

The TIAA-CREF Equity Index Fund seeks a favorable long-term rate of return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the U.S., as represented by the Russell 3000(R) Index, a broad stock market index.

PORTFOLIO PROFILE

o  Benchmarked to the Russell 3000(R) Index.

o Uses a sampling approach to create a portfolio that closely matches the investment characteristics of the Russell 3000 Index without actually investing in all 3,000 stocks in the index.

PERFORMANCE IN 2001

The Equity Index Fund posted a return of -11.62 percent for the year, compared with -11.46 percent for its benchmark, the Russell 3000 Index.

   The broad domestic stock market that the Equity Index Fund seeks to track had a volatile year. The slowdown in the U.S. economy, officially in recession by March, along with higher energy prices and weakness in the technology sector, caused stocks to continue the decline that began in mid-2000; the Russell 3000 Index fell 12.15 percent in the first quarter. However, sparked by the first in a series of 11 interest-rate cuts, begun in January by the Federal Reserve, and bolstered by federal tax cuts and resilient consumer spending, the Russell 3000 rose 6.88 percent in the second quarter.

   Stocks slid during the summer as the recession deepened, and the events of September 11 caused a major sell-off; the Russell's 15.62 percent third-quarter drop represented its worst quarterly loss since 1987. Yet the combination of falling interest rates, lower energy costs, and indicators suggesting an economic recovery in 2002 led stocks to rebound strongly by year-end, with the Russell 3000 up 11.76 percent in the fourth quarter.

   Index portfolios, which seek to match the risk/return profile of the market, generally performed accordingly, with differences due to slight deviations between a fund's holdings and those of its benchmark, the size of a fund's cash holdings, or both. In addition, indexes, by definition, do not charge annual expenses.

VALUE OF  $10,000 INVESTED AT FUND'S 4/3/2000 INCEPTION

                              RUSSELL 3000 INDEX   EQUITY INDEX FUND
                              ------------------   -----------------
        Apr 3, 2000                 10000               10000
        Apr 30, 2000                9648                9655
        May 31, 2000                9377                9396
        Jun 30, 2000                9654                9674
        7/31/2000                   9484                9511
        8/31/2000                   10187               10221
        9/30/2000                   9726                9751
        10/31/2000                  9587                9616
        11/30/2000                  8703                8734
        12/31/2000                  8850                8873
        1/31/2001                   9153                9173
        2/28/2001                   8316                8342
        3/31/2001                   7774                7792
        4/30/2001                   8398                8420
        5/31/2001                   8465                8477
        6/30/2001                   8309                8323
        7/31/2001                   8172                8188
        8/31/2001                   7690                7705
        9/30/2001                   7011                7029
        10/31/2001                  7174                7193
        11/30/2001                  7727                7734
        12/31/2001                  7836                7842

TEN LARGEST HOLDINGS AS OF 12/31/2001

--------------------------------------------------------------------------------
                                                 PERCENT OF
   COMPANY                                       NET ASSETS        MARKET VALUE
--------------------------------------------------------------------------------
   General Electric Co                               3.43           $3,353,061

   Microsoft Corp                                    2.50            2,440,981

   Exxon Mobil Corp                                  2.32            2,266,195

   Citigroup, Inc                                    2.24            2,188,106

   Pfizer, Inc                                       2.16            2,112,608

   Intel Corp                                        1.82            1,779,567

   International Business Machines Corp              1.79            1,752,348

   American International Group, Inc                 1.58            1,540,439

   Johnson & Johnson                                 1.57            1,531,636

   Wal-Mart Stores, Inc                              1.37            1,340,109

PERFORMANCE AT A GLANCE AS OF 12/31/2001

------------------------------------------------------------------------------------------------------------------------------
                               AVERAGE ANNUAL COMPOUND RATES        CUMULATIVE RATES
                                   OF TOTAL RETURN(1)               OF TOTAL RETURN(1)                           NET ASSETS
                                1 YEAR      SINCE INCEPTION(2)   1 YEAR     SINCE INCEPTION(2)  ANNUAL EXPENSES (IN MILLIONS)
-----------------------------------------------------------------------------------------------------------------------------
   EQUITY INDEX FUND             -11.62%         -12.98%          -11.62%        -21.58%             0.26%(3)      $97.69
   Russell 3000(R)Index(4)       -11.46          -13.02           -11.46         -21.64                --            --
-----------------------------------------------------------------------------------------------------------------------------

(1) Because of market volatility, recent performance of the Equity Index Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/mf-performance.html or call 800 223-1200. Past performance shouldn't be taken as a guarantee of the same future rates of return from the Equity Index Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Inception date of the Equity Index Fund was 4/3/2000.

(3) This annual rate reflects a waiver of a portion of the fund's management fee. The waiver is contractual and is guaranteed until July 1, 2006.

(4) Russell 3000(R) Index (Russell 3000 is a trademark and a service mark of the Frank Russell Company).

                                     2001 ANNUAL REPORT TIAA-CREF Mutual Funds 7

--------------------------------------------------------------------------------

SOCIAL CHOICE EQUITY FUND
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

The TIAA-CREF Social Choice Equity Fund seeks a favorable long-term rate of return that reflects the investment performance of the U.S. stock market while giving special consideration to certain social criteria.

PORTFOLIO PROFILE

o Invests primarily in a diversified set of common stocks. The fund attempts to track the return of the U.S. stock market as represented by the S&P 500(R) Index.

o The fund does not currently invest in companies that: fail to adhere to sound environmental policies and practices; have significant involvement in weapons manufacturing; operate in Northern Ireland without adopting the MacBride Principles or complying with the Fair Employment (Northern Ireland) Act of 1989; produce and market alcoholic beverages or tobacco products; produce nuclear energy; or have a significant portion of their business in gaming or gambling operations.

PERFORMANCE IN 2001

The Social Choice Equity Fund posted a return of -12.75 percent for the year, compared with -11.89 percent for its benchmark, the S&P 500 Index, and -7.42 percent for the average similar fund as measured by the Lipper Growth & Income Fund Index.

   Because the fund uses social and environmental screens, not every S&P 500 stock is eligible for its portfolio, and its industry profile will differ from its benchmark's. An inability to own stocks such as Boeing and General Electric (which fails the fund's nuclear power screen but represents the largest weight in the S&P) enhanced performance relative to the benchmark, while the exclusion of Philip Morris and conglomerate Tyco International detracted from it. Overweight holdings in S&P 500 members Enron Corporation and oil field services leader Halliburton, which suffered as energy prices fell late in the year, also detracted from the fund's performance.

VALUE OF  $10,000 INVESTED AT FUND'S 4/3/2000 INCEPTION

                      LIPPER         S&P 500 INDEX    SOCIAL CHOICE EQUITY FUND
                      ------         -------------    -------------------------
Apr 3, 2000           10000               10000               10000
Apr 30, 2000          9822                9699                9719
May 31, 2000          9786                9500                9578
Jun 30, 2000          9748                9734                9831
7/31/2000             9713                9582                9719
8/31/2000             10318               10177               10244
9/30/2000             10035               9640                9709
10/31/2000            10064               9599                9644
11/30/2000            9512                8842                8921
12/31/2000            9872                8886                9060
1/31/2001             10071               9201                9353
2/28/2001             9528                8362                8463
3/31/2001             9096                7832                7952
4/30/2001             9704                8441                8482
5/31/2001             9828                8498                8520
6/30/2001             9589                8291                8283
7/31/2001             9504                8209                8255
8/31/2001             9066                7695                7763
9/30/2001             8337                7074                7176
10/31/2001            8443                7209                7337
11/30/2001            8992                7762                7848
12/31/2001            9139                7830                7905

TEN LARGEST HOLDINGS AS OF 12/31/2001

--------------------------------------------------------------------------------
                                                PERCENT OF
   COMPANY                                      NET ASSETS        MARKET VALUE
--------------------------------------------------------------------------------
   Microsoft Corp                                  3.54           $2,332,000

   Citigroup, Inc                                  2.88            1,897,392

   Pfizer                                          2.59            1,703,667

   Wal-Mart Stores, Inc                            2.57            1,688,287

   American International Group, Inc               2.50            1,645,406

   International Business
       Machines Corp                               2.28            1,502,444

   Johnson & Johnson                               2.27            1,495,053

   Intel Corp                                      2.22            1,462,425

   Merck & Co, Inc                                 1.68            1,104,676

   Coca-Cola Co                                    1.48              973,129

PERFORMANCE AT A GLANCE AS OF 12/31/2001

--------------------------------------------------------------------------------------------------------------------------------
                               AVERAGE ANNUAL COMPOUND RATES        CUMULATIVE RATES
                                   OF TOTAL RETURN(1)               OF TOTAL RETURN(1)                             NET ASSETS
                                1 YEAR      SINCE INCEPTION(2)   1 YEAR     SINCE INCEPTION(2)  ANNUAL EXPENSES   (IN MILLIONS)
-------------------------------------------------------------------------------------------------------------------------------
   SOCIAL CHOICE EQUITY FUND     -12.75%         -12.58%          -12.75%        -20.95%            0.27%(3)         $65.79
   S&P 500(R) Index              -11.89          -13.06           -11.89         -21.70               --               --
   Lipper Growth & Income
     Fund Index                  -7.42            -5.01            -7.42          -8.60               --               --
-------------------------------------------------------------------------------------------------------------------------------

(1) Because of market volatility, recent performance of the Social Choice Equity Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts /mf-performance.html or call 800 223-1200. Past performance shouldn't be taken as a guarantee of the same future rates of return from the Social Choice Equity Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Inception date of the Social Choice Equity Fund was 4/3/2000.

(3) This annual rate reflects a waiver of a portion of the fund's management fee. The waiver is contractual and is guaranteed until July 1, 2006.

8 TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

--------------------------------------------------------------------------------

MANAGED ALLOCATION FUND
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

The TIAA-CREF Managed Allocation Fund seeks a favorable total rate of return primarily through investments in several of the other TIAA-CREF Mutual Funds that pursue capital appreciation and investment income.

PORTFOLIO PROFILE

o Allocation mixture of 60 percent equities and 40 percent fixed income may shift up or down by up to 15 percentage points, depending on market, economic, and financial conditions.

o Equity portion consists of a changing mixture of three equity funds: the International Equity, Growth Equity, and Growth & Income Funds.

o Fixed-income portion is invested mostly in shares of the Bond PLUS, Short-Term Bond, and High-Yield Bond Funds, with occasional investments in the Money Market Fund.

PERFORMANCE IN 2001

The Managed Allocation Fund posted a return of -8.52 percent for the year, versus -4.91 percent for its benchmark, the Managed Allocation composite index, and -3.24 percent for the average similar fund as measured by the Lipper Balanced Fund Index.

   The fund's performance differed from that of the benchmark mainly because of individual stock selections by the funds in which it invests. In particular, the fund's returns were adversely affected by its exposure to the Growth Equity and Growth & Income Funds, which had significant holdings in the technology and telecommunications sectors.

   During 2001 the fund lowered its target exposure to the International Equity (from 10.6 percent of assets to 8.5 percent) and Money Market (from 1 percent to 0.5 percent) Funds. Corresponding increases occurred in the allocations to the Growth Equity and Growth & Income Funds (each from 24.70 percent to 25.75 percent), and to the High-Yield Bond Fund (from 2 percent to 2.5 percent). The target allocation of 37 percent to the Bond PLUS Fund remained unchanged throughout the year.

VALUE OF  $10,000 INVESTED AT FUND'S 9/2/1997 INCEPTION

                        LIPPER     COMPOSITE INDEX    MANAGED ALLOCATION FUND
                        ------     ---------------    ------------------------
   9/2/97               10,000            10,000            10,000
   Sep 30, 97           10,399            10388             10375
   Oct 31, 97           10,210            10235             10178
   Nov 30, 97           10,397            10537             10396
   Dec 31, 97           10,550            10689             10539
   Jan 31, 98           10,624            10859             10728
   Feb 28, 98           11,046            11315             11139
   Mar 31, 98           11,384            11651             11499
   Apr 30, 98           11,463            11743             11637
   May 31, 98           11,347            11684             11563
   Jun 30, 98           11,552            11963             11882
   Jul 31, 98           11,417            11927             11861
   Aug 31, 98           10,433            10999             10839
   Sep 30, 98           10,884            11399             11207
   Oct 31, 98           11,291            11962             11721
   Nov 30, 98           11,704            12411             12203
   Dec 31, 98           12,136            12828             12777
   Jan 31, 99           12330             13117             13178
   Feb 28, 99           12034             12793             12799
   Mar 31, 99           12331             13131             13164
   Apr 30, 99           12736             13455             13382
   May 31, 99           12540             13172             13120
   Jun 30, 99           12886             13568             13585
   7/31/99              12645             13390             13443
   8/31/99              12512             13362             13421
   9/30/99              12352             13264             13409
   10/31/99             12710             13746             13829
   11/30/99             12848             13937             14336
   12/31/99             13228             14454             15231
   1/31/2000            12896             13977             14827
   2/29/2000            12865             13962             15488
   3/31/2000            13623             14757             15975
   4/30/2000            13373             14433             15512
   5/31/2000            13248             14246             15106
   6/30/2000            13460             14600             15692
   7/31/2000            13423             14470             15454
   8/31/2000            14022             15001             16202
   9/30/2000            13727             14570             15493
   10/31/2000           13715             14538             15264
   11/30/2000           13217             14018             14350
   12/31/2000           13546             14214             14471
   1/31/2001            13833             14550             14898
   2/28/2001            13297             13833             13783
   3/31/2001            12867             13328             13106
   4/30/2001            13408             13913             13811
   5/31/2001            13527             13929             13764
   6/30/2001            13320             13719             13551
   7/31/2001            13311             13736             13503
   8/31/2001            12931             13348             13021
   9/30/2001            12309             12738             12400
   10/31/2001           12515             13004             12752
   11/30/2001           13013             13460             13237
   12/31/2001           13107             13493             13237

ASSET ALLOCATION AS OF 12/31/2001

[Data below represents pie chart in the printed piece]

Bond PLUS Fund               34%
Growth Equity Fund           28%
Growth & Income Fund         27%
International Equity Fund     8%
High-Yield Bond Fund          3%

PERFORMANCE AT A GLANCE AS OF 12/31/2001

-----------------------------------------------------------------------------------------------------------------------------------
                                       AVERAGE ANNUAL COMPOUND RATES      CUMULATIVE RATES
                                           OF TOTAL RETURN(1)             OF TOTAL RETURN(1)                           NET ASSETS
                                        1 YEAR      SINCE INCEPTION(2)  1 YEAR    SINCE INCEPTION(2)  ANNUAL EXPENSES (IN MILLIONS)
-----------------------------------------------------------------------------------------------------------------------------------
 MANAGED ALLOCATION FUND                 -8.52%           6.69%         -8.52%         32.37%             0.39%(3)       $319.24
 Managed Allocation Composite Index(4)   -4.91            6.51          -4.91          31.43                --              --
 Lipper Balanced Fund Index              -3.24            6.47          -3.24          31.23                --              --
-----------------------------------------------------------------------------------------------------------------------------------

(1) Because of market volatility, recent performance of the Managed Allocation Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts /mf-performance.html or call 800 223-1200. Past performance shouldn't be taken as a guarantee of the same future rates of return from the Managed
    Allocation Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Inception date of the Managed  Allocation  Fund was 9/2/1997.

(3) The Managed Allocation Fund operates at a zero expense ratio because the fund advisor doesn't receive a management fee for its services to the fund and has agreed to be responsible for providing the services reasonably necessary for the ordinary operations of the fund. Shareholders indirectly bear their pro rata share of the fees and expenses of the funds in which the Managed Allocation Fund invests. With a typical asset mix for the Managed Allocation Fund -- 25% Growth Equity Fund, 25% Growth & Income Fund, 11% International Equity Fund, 37% Bond PLUS Fund, and 2% High-Yield Bond Fund-- the expense ratio would be 0.39%.

(4) Composite Index: 48%, S&P 500 Index; 40%, Lehman Brothers Aggregate Bond Index; 12%, Morgan Stanley EAFE Index.

                                     2001 ANNUAL REPORT TIAA-CREF Mutual Funds 9

--------------------------------------------------------------------------------

HIGH-YIELD BOND FUND
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE

The TIAA-CREF High-Yield Bond Fund seeks high current income and, when consistent with its primary objective, capital appreciation.

PORTFOLIO PROFILE

o  Invests   primarily  in  lower-rated,   higher-yielding   fixed-income   debt
   securities, such as domestic and foreign corporate bonds, debentures, and notes, as well as convertible securities and preferred stocks.

o Under normal market conditions, the fund invests at least 80 percent of its assets in debt and other fixed-income securities rated lower than investment grade (and their unrated equivalents) or other high-yielding securities.

o May invest up to 20 percent of its assets in other securities, including payment-in-kind or deferred-interest obligations, defaulted securities, asset-backed securities, securities rated below B- or B3, and illiquid securities.

PERFORMANCE IN 2001

The High-Yield Bond Fund returned 4.89 percent for the year, lagging its benchmark, the Merrill Lynch Index of BB and B cash-pay securities, by 1.72 percentage points. Yet it outperformed the average similar fund, as measured by the Lipper High Yield Bond Fund Index, by 5.93 points.

   In a market affected by the highest loan default rates in 10 years, particularly in the telecommunications sector, the fund achieved relatively strong performance as a result of individual credit selection and a conservative approach toward telecommunications. The fund's performance, compared with the benchmark, also benefited from solid showings among companies including leisure firms Six Flags Entertainment and YankeeNets, restaurant chain Carrols Corporation, and automotive suppliers Lear Corporation and Collins & Aikman.

   Even so, relative performance was dragged down by an overweight in shares of trade-show owner and operator Advanstar, whose business suffered after September 11, as well as by an underweight in the retail sector, which posted a strong year.

VALUE OF  $10,000 INVESTED AT FUND'S 4/3/2000 INCEPTION

                                          MERRILL LYNCH           HIGH-YIELD
                          LIPPER       BB/B CASH PAY INDEX         BOND FUND
                          ------       -------------------        ----------
 Apr 3, 2000               10000              10000                  10000
 Apr 30, 2000              9956               10012                  10106
 May 31, 2000              9779               9926                   10106
 Jun 30, 2000              9960               10123                  10320
 7/31/2000                 9978               10193                  10440
 8/31/2000                 10030              10332                  10599
 9/30/2000                 9882               10268                  10531
 10/31/2000                9544               9989                   10373
 11/30/2000                9012               9700                   10092
 12/31/2000                9167               9939                   10330
 1/31/2001                 9775               10518                  10918
 2/28/2001                 9807               10649                  11057
 3/31/2001                 9481               10523                  10950
 4/30/2001                 9357               10436                  10911
 5/31/2001                 9458               10613                  11071
 6/30/2001                 9180               10409                  10875
 7/31/2001                 9234               10561                  10991
 8/31/2001                 9275               10672                  11054
 9/30/2001                 8620               10060                  10292
 10/31/2001                8817               10352                  10500
 11/30/2001                9098               10679                  10851
 12/31/2001                9073               10596                  10835


CREDIT QUALITY OF PORTFOLIO ASSETS AS OF 12/31/2001

--------------------------------------------------------------------------------
   RATING                                                 PERCENT OF PORTFOLIO
--------------------------------------------------------------------------------

   MONEY MARKET INSTRUMENTS ..........................................   5.8
     (not rated)

   BONDS

     A ...............................................................   1.1

     Baa/BBB .........................................................   6.6

     Ba/BB ...........................................................  42.2

     B/B .............................................................  40.8

     Below B/B .......................................................   3.4

     Not rated .......................................................   0.1

PERFORMANCE AT A GLANCE AS OF 12/31/2001

----------------------------------------------------------------------------------------------------------------------------------
                                     AVERAGE ANNUAL COMPOUND RATES      CUMULATIVE RATES
                                         OF TOTAL RETURN(1)             OF TOTAL RETURN(1)                            NET ASSETS
                                      1 YEAR      SINCE INCEPTION(2)  1 YEAR    SINCE INCEPTION(2)  ANNUAL EXPENSES  (IN MILLIONS)
----------------------------------------------------------------------------------------------------------------------------------
   HIGH-YIELD BOND FUND                 4.89%           4.69%          4.89%          8.35%             0.34%(3)         $92.22
   Merrill Lynch BB/B Cash Pay Index    6.61            3.37           6.61           5.96                --               --
   Lipper High-Yield Bond Fund Index   -1.04           -5.41          -1.04          -9.27                --               --
----------------------------------------------------------------------------------------------------------------------------------

(1) Because of market volatility, recent performance of the High-Yield Bond Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/
    mf-performance.html or call 800 223-1200. Past performance shouldn't be taken as a guarantee of the same future rates of return from the High-Yield Bond Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Inception date of the High-Yield Bond Fund was 4/3/2000.

(3) This annual rate reflects a waiver of a portion of the fund's management fee. The waiver is contractual and is guaranteed through at least July 1, 2006.

10 TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

--------------------------------------------------------------------------------

SHORT-TERM BOND FUND
--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE

The TIAA-CREF Short-Term Bond Fund seeks high current income consistent with preservation of capital.

PORTFOLIO PROFILE

o Invests in a broad range of debt securities constituting the Lehman Brothers Mutual Fund Short (1-5 years) Government/Credit Index. These are primarily U.S. Treasury and agency securities, and corporate bonds with maturities from 1 to 5 years.

o  May  also  invest  in  foreign   corporate   bonds,   debentures  and  notes,
   mortgage-backed securities, asset-backed securities, convertible securities, and preferred stocks.

o Seeks to maintain an average duration (changes in the portfolio's value in response to changes in interest rates) close to or equal to that of its benchmark.

PERFORMANCE IN 2001

The Short-Term Bond Fund returned 9.10 percent for the year, outperforming its benchmark, the Lehman Brothers Mutual Fund Short G/C Index, by 0.07 percentage points and the average similar fund, as measured by the Lipper Short Investment Grade Fund Index, by 1.77 points.

   Throughout 2001 the fund maintained overweight positions, compared with its benchmark, in the "spread" sectors--corporate, agency, and asset-backed securities. This stance bore fruit, as the Federal Reserve aggressively lowered interest rates 11 times during the year in an effort to forestall the economic slowdown.

   Despite geopolitical uncertainty, record defaults, and credit downgrades, fixed-income investors reembraced credit risk in the belief that the Federal Reserve's actions would lift the economy out of recession. Moreover, the rate cuts resulted in a narrowing of the risk differential between the spread-sector securities and similar-duration U.S. Treasuries, leading the former to post unusually strong returns. The fund's relative performance benefited not only from its overall spread sector positions but also from favorable security selection within those sectors.

VALUE OF  $10,000 INVESTED AT FUND'S 4/3/2000 INCEPTION

                     LIPPER    LEHMAN BROTHERS            MUTUAL FUNDS SHORT
                     INDEX   SHORT-TERM BOND FUND   (1-5 YEAR GOVERNMENT/CREDIT
                     ------  --------------------   ---------------------------
 Apr 3, 2000         10000        10000                    10000
 Apr 30, 2000        10002        10004                    10002
 May 31, 2000        10037        10034                    10026
 Jun 30, 2000        10148        10173                    10171
 7/31/2000           10211        10245                    10249
 8/31/2000           10286        10343                    10357
 9/30/2000           10373        10439                    10456
 10/31/2000          10404        10484                    10503
 11/30/2000          10499        10597                    10621
 12/31/2000          10610        10754                    10784
 1/31/2001           10761        10917                    10947
 2/28/2001           10836        11006                    11032
 3/31/2001           10914        11097                    11134
 4/30/2001           10941        11110                    11147
 5/31/2001           11008        11175                    11210
 6/30/2001           11054        11217                    11246
 7/31/2001           11190        11399                    11425
 8/31/2001           11262        11491                    11507
 9/30/2001           11369        11679                    11708
 10/31/2001          11456        11822                    11855
 11/30/2001          11400        11750                    11784
 12/31/2001          11388        11725                    11765

CREDIT QUALITY OF PORTFOLIO ASSETS AS OF 12/31/2001


--------------------------------------------------------------------------------
   RATING                                                  PERCENT OF PORTFOLIO
--------------------------------------------------------------------------------

    MONEY MARKET INSTRUMENTS .....................................     5.0
        (not rated)

    U.S. TREASURY AND AGENCY SECURITIES ..........................    46.4

    ASSET-BACKED SECURITIES ......................................     5.1

    CORPORATE BONDS

     Aaa/AAA .....................................................     7.9

     Aa/AA .......................................................     9.7

     A/A .........................................................    20.8

     Baa/BBB .....................................................     5.1

PERFORMANCE AT A GLANCE AS OF 12/31/2001

----------------------------------------------------------------------------------------------------------------------------------
                                     AVERAGE ANNUAL COMPOUND RATES      CUMULATIVE RATES
                                         OF TOTAL RETURN(1)             OF TOTAL RETURN(1)                            NET ASSETS
                                      1 YEAR      SINCE INCEPTION(2)  1 YEAR    SINCE INCEPTION(2)  ANNUAL EXPENSES  (IN MILLIONS)
----------------------------------------------------------------------------------------------------------------------------------
   SHORT-TERM BOND FUND                9.10%            9.74%         9.10%           17.65%             0.30%(3)         $61.31
   Lehman Brothers Mutual Fund
       Short (1-5 yr) Gov/Credit
        Index                          9.03             9.53          9.03            17.25                --                --
   Lipper Short Investment Grade
       Fund Index                      7.33             7.71          7.33            13.88                --                --
----------------------------------------------------------------------------------------------------------------------------------

(1) Because of market volatility, recent performance of the Short-Term Bond Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/
    mf-performance.html or call 800 223-1200. Past performance shouldn't be taken as a guarantee of the same future rates of return from the Short-Term Bond Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Inception date of the Short-Term Bond Fund was 4/3/2000.

(3) This annual rate reflects a waiver of a portion of the fund's management fee. The waiver is contractual and is guaranteed until July 1, 2006.

                                    2001 ANNUAL REPORT TIAA-CREF Mutual Funds 11

--------------------------------------------------------------------------------

TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The TIAA-CREF Tax-Exempt Bond Fund seeks a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.

PORTFOLIO PROFILE

o Invests almost all of its assets in investment-grade municipal securities that are exempt from regular federal income tax.

o Uses yield spread and credit analysis to identify and invest in undervalued market sectors and individual credit issues that exhibit the potential for superior returns.

o Can invest up to 20 percent of its assets in tax-exempt private activity bonds and lower-rated, higher-yielding securities.

PERFORMANCE IN 2001

The Tax-Exempt Bond Fund returned 5.00 percent for the year, outperforming its benchmark, the Lehman Brothers 10-Year Municipal Bond Index, by 0.38 percentage points.

   The municipal bond market had a strong year, with a record $286.3 billion in bonds issued, including an unprecedented $90.3 billion in the fourth quarter. With many investors seeking safety from falling stocks, demand remained strong enough to keep pace with supply.

   Falling interest rates drove supply throughout the year, as issuers of municipal bonds refinanced higher-rate debt and sold new bonds at more-favorable yields. Additionally, states and localities, facing steady population growth but dwindling budget surpluses, increasingly turned toward debt to fund capital projects.

   Owing largely to overweight positions in noncallable, longer-duration bonds that perform particularly well in rising municipal bond markets, as well as a core holding of defensive bonds that hold their values during declines, the fund outpaced its benchmark in every month through October. It lagged the Lehman Brothers Index only when municipal prices slumped as Treasury yields edged up in November and December.

VALUE OF  $10,000 INVESTED AT FUND'S 4/3/2000 INCEPTION

                              LEHMAN 10 YEAR
                            MUNICIPAL BOND INDEX    TAX-EXEMPT BOND FUND
                            --------------------    --------------------
 Apr 3, 2000                      10000                    10000
 Apr 30, 2000                     9950                     9951
 May 31, 2000                     9891                     9903
 Jun 30, 2000                     10160                    10125
 7/31/2000                        10300                    10246
 8/31/2000                        10460                    10401
 9/30/2000                        10412                    10375
 10/31/2000                       10518                    10489
 11/30/2000                       10575                    10543
 12/31/2000                       10824                    10775
 1/31/2001                        10964                    10923
 2/28/2001                        10982                    10956
 3/31/2001                        11076                    11052
 4/30/2001                        10939                    10928
 5/31/2001                        11058                    11061
 6/30/2001                        11124                    11133
 7/31/2001                        11276                    11290
 8/31/2001                        11469                    11498
 9/30/2001                        11453                    11476
 10/31/2001                       11594                    11624
 11/30/2001                       11445                    11461
 12/31/2001                       11324                    11314

CREDIT QUALITY OF PORTFOLIO ASSETS AS OF 12/31/2001

--------------------------------------------------------------------------------
   RATING                                                   PERCENT OF PORTFOLIO
--------------------------------------------------------------------------------

   MONEY MARKET INSTRUMENTS ..........................................       3.4
       (not rated)

   LONG-TERM MUNICIPAL BONDS

     Aaa/AAA .........................................................      67.8

     Aa/AA ...........................................................      16.7

     A/A .............................................................       3.0

     Baa/BBB .........................................................       7.4

     Not rated .......................................................       1.7

PERFORMANCE AT A GLANCE AS OF 12/31/2001

----------------------------------------------------------------------------------------------------------------------------------
                                     AVERAGE ANNUAL COMPOUND RATES      CUMULATIVE RATES
                                         OF TOTAL RETURN(1)             OF TOTAL RETURN(1)                            NET ASSETS
                                      1 YEAR      SINCE INCEPTION(2)  1 YEAR    SINCE INCEPTION(2)  ANNUAL EXPENSES  (IN MILLIONS)
----------------------------------------------------------------------------------------------------------------------------------
   TAX-EXEMPT BOND FUND                5.00%            7.32%         5.00%           13.14%            0.30%(3)         $73.67
   Lehman Brothers 10-Year
      Municipal Bond Index             4.62             7.37          4.62            13.24               --               --
----------------------------------------------------------------------------------------------------------------------------------

(1) Because of market volatility, recent performance of the Tax-Exempt Bond Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/
    mf-performance.html or call 800 223-1200. Past performance shouldn't be taken as a guarantee of the same future rates of return from the Tax-Exempt Bond Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Inception date of the Tax-Exempt Bond Fund was 4/3/2000.

(3) This annual rate reflects a waiver of a portion of the fund's management fee. The waiver is contractual and is guaranteed through at least July 1, 2006.

12 TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

--------------------------------------------------------------------------------

BOND PLUS FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The TIAA-CREF Bond PLUS Fund seeks a favorable long-term rate of return, primarily through high current income consistent with preserving capital.

PORTFOLIO PROFILE

o Aims to match the risk characteristics of the benchmark, so returns should be similar to those of the benchmark index.

o The fund's portfolio is divided into two segments. The first segment, which makes up at least 75 percent of the fund, is invested in a broad range of investment-grade debt securities, such as U.S. Treasury and agency securities, corporate bonds, and mortgage-backed securities.

o The fund's second segment seeks enhanced returns through investments in illiquid or non-investment-grade securities, which won't be more than 25 percent of the fund's assets. Currently, this segment is less than 5 percent of the portfolio.

PERFORMANCE IN 2001

The Bond PLUS Fund returned 8.14 percent for the year, compared with 8.44 percent for its benchmark, the Lehman Brothers Aggregate Bond Index, and 8.22 percent for the average similar fund as measured by the Lipper Intermediate Investment Grade Debt Index.

   The difference between the fund's return and that of its benchmark was the result of the fund's annual expense charge. (Indexes do not include charges for expenses.)

   In view of concerns that the slowing economy would undercut corporate profits, the fund was positioned defensively in early 2001, holding corporate issues of generally higher credit quality than that of the peer group as measured by Lipper. After the Federal Reserve began its aggressive easing policy, eventually cutting interest rates 11 times, lower-quality bonds outperformed higher-quality issues, as investors concluded that a significant, prolonged economic downturn would not occur. With the exception of mortgage-backed securities, all of the "spread sectors" (corporate, agency, asset-backed and commercial mortgage-backed bonds) outpaced U.S. Treasuries with similar maturities during the year.

VALUE OF  $10,000 INVESTED AT FUND'S 9/2/1997 INCEPTION

                                 LIPPER         LEHMAN        INDEX BOND
                                -------         -------       ----------
        Sep 2, 97               $10,000         $10,000         $10,000
        Sep 30, 97              $10,144         10147           10143
        Oct 31, 97              $10,266         10295           10286
        Nov 30, 97              $10,295         10342           10345
        Dec 31, 97              $10,389         10446           10451
        Jan 31, 98              $10,527         10580           10591
        Feb 28, 98              $10,513         10571           10575
        Mar 31, 98              $10,552         10607           10627
        Apr 30, 98              $10,601         10662           10687
        May 31, 98              $10,697         10764           10781
        Jun 30, 98              $10,782         10855           10883
        Jul 31, 98              $10,804         10878           10914
        Aug 31, 98              $10,950         11055           11114
        Sep 30, 98              $11,195         11314           11369
        Oct 31, 98              $11,104         11254           11301
        Nov 30, 98              $11,160         11318           11328
        Dec 31, 98              $11,208         11352           11385
        Jan 31, 99              11277           11433           11446
        Feb 28, 99              11077           11233           11250
        Mar 31, 99              11164           11294           11324
        Apr 30, 99              11202           11331           11365
        May 31, 99              11088           11231           11250
        Jun 30, 99              $11,050         11195           11191
        7/31/99                 11012           11147           11141
        8/31/99                 10999           11142           11139
        9/30/99                 11120           11271           11273
        10/31/99                11137           11312           11317
        11/30/99                11151           11312           11315
        12/31/99                11099           11257           11270
        1/31/2000               11059           11220           11223
        2/29/2000               11180           11356           11363
        3/31/2000               11317           11506           11504
        4/30/2000               11247           11473           11491
        5/31/2000               11227           11467           11468
        6/30/2000               11465           11706           11711
        7/31/2000               11562           11812           11812
        8/31/2000               11723           11983           11983
        9/30/2000               11800           12059           12059
        10/31/2000              11842           12139           12139
        11/30/2000              12030           12337           12337
        12/31/2000              12273           12566           12566
        1/31/2001               12489           12771           12775
        2/28/2001               12609           12883           12883
        3/31/2001               12658           12947           12938
        4/30/2001               12590           12894           12907
        5/31/2001               12668           12971           12972
        6/30/2001               12715           13020           13012
        7/31/2001               13024           13311           13306
        8/31/2001               13167           13464           13446
        9/30/2001               13268           13621           13645
        10/31/2001              13539           13906           13913
        11/30/2001              13368           13714           13711
        12/31/2001              13283           13627           13611

RISK CHARACTERISTICS: BOND PLUS VS. BENCHMARK AS OF 12/31/2001


--------------------------------------------------------------------------------
                           AVERAGE MATURITY   OPTION-ADJUSTED DURATION
   MEASURE*                   (IN YEARS)             (IN YEARS)
--------------------------------------------------------------------------------

   BOND PLUS                     7.18                   4.69
   Lehman Brothers
       Aggregate Bond Index      7.61                   4.53


* As calculated using an analytical model developed by CMS Bond Edge, a widely recognized risk analytic software package

TOP FIVE MARKET SECTORS

--------------------------------------------------------------------------------
                                   6/30/2001      12/31/2001
--------------------------------------------------------------------------------

   Mortgage-backed securities*       49%             46%

   Corporate bonds                   24              25

   U.S. government securities        19              25

   Yankees**                          3               3

   Money market instruments           5               1


  * Includes government-backed, private-label, and asset-backed securities ** Foreign government and corporate bonds denominated in U.S. dollars

PERFORMANCE AT A GLANCE AS OF 12/31/2001

-----------------------------------------------------------------------------------------------------------------------------------
                                     AVERAGE ANNUAL COMPOUND RATES      CUMULATIVE RATES
                                           OF TOTAL RETURN(1)             OF TOTAL RETURN(1)                            NET ASSETS
                                       1 YEAR      SINCE INCEPTION(2)  1 YEAR    SINCE INCEPTION(2)  ANNUAL EXPENSES  (IN MILLIONS)
-----------------------------------------------------------------------------------------------------------------------------------
 BOND PLUS FUND                         8.14%           7.38%           8.14%         36.11%              0.30%(3)        $284.86
  Lehman Brothers Aggregate Bond Index  8.44            7.41            8.44          36.31                 --             --
  Lipper Intermediate Investment
    Grade Debt Index                    8.22            6.77            8.22          32.81                 --             --
-----------------------------------------------------------------------------------------------------------------------------------

(1) Because of market volatility, recent performance of the Bond PLUS Fund may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/mf-performance.html or call 800 223-1200. Past performance shouldn't be taken as a guarantee of the same future rates of return from the Bond PLUS Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

(2) Inception date of the Bond PLUS Fund was 9/2/1997.

(3) This annual rate reflects a waiver of a portion of the fund's management fee. The waiver is contractual and is guaranteed until July 1, 2006.

                                    2001 ANNUAL REPORT TIAA-CREF Mutual Funds 13

--------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The TIAA-CREF Money Market Fund seeks high current income, to the extent consistent with maintaining liquidity and preserving capital.

PORTFOLIO PROFILE

o Invests in money market securities classified at the time of purchase as "first-tier securities" that are ranked in the highest category by at least two nationally recognized statistical rating organizations.

o  Seeks to maintain an average weighted maturity of 90 days or less.

o  Limits longest maturity to 397 days.

PERFORMANCE IN 2001

The Money Market Fund returned 4.08 percent for the year, outperforming its benchmark, the iMoneyNet Money Fund Report Averages(TM)--All Taxable, by 0.43 percentage points and the average return of similar funds, as measured by the Lipper MoneY Market Funds Average, by 0.64 percentage points.

   Several factors caused the fund's asset allocations to vary widely in 2001. For example, in view of a slowing U.S. economy and rising corporate-bond downgrades, we increased our holdings in U.S. government-agency issues, which ranged from 6 to 17 percent of the portfolio. As the Federal Reserve aggressively sought to stem the economic downturn with 11 short-term interest rate cuts, we decreased our holdings in floating/variable-rate securities from 10 to 1 percent by year-end. Our commercial paper holdings ranged from 70 to 78 percent, while those in bank liabilities fell from 9 percent in the first half to 6 percent in the second.

   During the year the fund's weighted average maturity varied from 43 to 64 days, compared with a range of 46 to 59 days for the iMoneyNet All Taxable Averages.

VALUE OF $10,000 INVESTED AT FUND'S 9/2/1997 INCEPTION

                      LIPPER       IMONEYNET       MONEY MARKET FUND
                      ------       ----------      -----------------
Sep 2, 97             10000         10000                 10000
Sep 30, 97            10040         10041                 10044
Oct 31, 97            10081         10084.18              10090
Nov 30, 97            10121         10126.53              10132
Dec 31, 97            10164         10170.07              10179
Jan 31, 98            10207         10213.81              10226
Feb 28, 98            10244         10253.64              10269
Mar 31, 98            10286         10297.73              10317
Apr 30, 98            10328         10339.95              10363
May 31, 98            10370         10383.38              10407
Jun 30, 98            10411         10425.95              10456
Jul 31, 98            10454         10470.78              10504
Aug 31, 98            10497         10515.81              10552
Sep 30, 98            10538         10558.92              10598
Oct 31, 98            10579         10601.16              10643
Nov 30, 98            10618         10641.44              10689
Dec 31, 98            10658         10682.94              10734
Jan 31, 99            10697         10723.54              10778
Feb 28, 99            10732         10758.93              10817
Mar 31, 99            10769         10798.73              10860
Apr 30, 99            10806         10837.61              10902
May 31, 99            10844         10876.62              10945
Jun 30, 99            10881         10914.69              10988
7/31/99               10920         10956.17              11032
8/31/99               10960         10998.9               11078
9/30/99               11001         11041.79              11125
10/31/99              11046         11085.96              11174
11/30/99              11089         11130.3               11223
12/31/99              11135         11178.16              11276
1/31/2000             11183         11226.23              11330
2/29/2000             11228         11272.26              11381
3/31/2000             11277         11322.98              11436
4/30/2000             11326         11373.94              11491
5/31/2000             11378         11428.53              11549
6/30/2000             11431         11483.39              11609
7/31/2000             11488         11541.95              11672
8/31/2000             11544         11600.82              11736
9/30/2000             11598         11657.66              11798
10/31/2000            11655         11717.12              11862
11/30/2000            11711         11774.53              11925
12/31/2000            11768         11834.58              11990
1/31/2001             11824         11891.39              12051
2/28/2001             11870         11938.95              12104
3/31/2001             11916         11987.9               12158
4/30/2001             11958         12032.26              12207
5/31/2001             11996         12073.17              12252
6/30/2001             12029         12109.39              12292
7/31/2001             12062         12144.5               12334
8/31/2001             12092         12177.29              12371
9/30/2001             12119         12206.52              12404
10/31/2001            12141         12230.93              12434
11/30/2001            12158         12250.5               12457
12/31/2001            12172         12267.65              12477

ASSET ALLOCATION AS OF 12/31/2001

[Data below represents pie chart in the printed piece]

Commercial Paper                         78%
U.S. Government/Agency Securities        15%
Certificates of Deposit                   6%
Floating-and Variable-Rate Notes          1%




PERFORMANCE AT A GLANCE AS OF 12/31/2001

-----------------------------------------------------------------------------------------------------------------
                                        AVERAGE ANNUAL COMPOUND             CUMULATIVE RATES
                                        RATES OF TOTAL RETURN(1)           OF TOTAL RETURN(1)          ANNUAL
                                      1 YEAR      SINCE INCEPTION(2)   1 YEAR    SINCE INCEPTION(2)   EXPENSES
-----------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND                      4.08%            5.25%           4.08%         24.80%           0.29%(3)
iMoneyNet Money Fund

  Report Averages(TM)--All Taxable     3.65             4.83            3.65          22.68            0.47

Lipper Money Market Funds Average      3.44             4.66            3.44          21.81              --

--------------------------------------------------------------------------------
                                                   NET ANNUALIZED YIELD
    AVERAGE MATURITY      NET ASSETS         FOR THE 7 DAYS ENDING 12/31/01
 (DAYS) AS OF 12/31/01   (IN MILLIONS)       CURRENT YIELD  EFFECTIVE YIELD
--------------------------------------------------------------------------------
          58                $760.27              1.94%            1.96%


          56                  --                 1.59             1.60
          --                  --                   --               --

(1) Past performance shouldn't be taken as a guarantee of the same future rates of return from the Money Market Fund. Future returns will fluctuate. We will attempt to maintain a stable net asset value of $1.00 per share for this fund, but it is possible to lose money by investing in the fund. The current yield more closely reflects the Money Market Fund's current earnings than does the total return.

(2) Inception date of the Money Market Fund was 9/2/1997.

(3) This annual rate reflects a waiver of a portion of the fund's management fee. The waiver is contractual and is guaranteed until July 1, 2006. The TIAA-CREF Money Market Fund, like the other TIAA-CREF Mutual Funds, is not a deposit of any bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency.

14 TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

    Statement of Investments - INTERNATIONAL EQUITY FUND - December 31, 2001
--------------------------------------------------------------------------------

                               Summary by Country

                                                             VALUE          %
--------------------------------------------------------------------------------
FOREIGN:
AUSTRALIA .............................................   $  9,034,526     3.47%
AUSTRIA ...............................................        164,757     0.06
BELGIUM ...............................................      2,128,062     0.82
BERMUDA ...............................................        337,792     0.13
CANADA ................................................             40     0.00
CAYMAN ISLANDS ........................................          7,874     0.00
DENMARK ...............................................      1,497,608     0.58
FINLAND ...............................................      6,531,469     2.51
FRANCE ................................................     23,812,381     9.15
GERMANY ...............................................     18,624,648     7.15
GREECE ................................................        538,327     0.21
HONG KONG .............................................      3,238,625     1.24
IRELAND ...............................................      2,291,013     0.88
ITALY .................................................      8,742,020     3.36
JAPAN .................................................     53,908,680    20.70
NETHERLANDS ...........................................     18,729,619     7.19
NEW ZEALAND ...........................................        182,735     0.07
NORWAY ................................................        650,065     0.25
PORTUGAL ..............................................        754,146     0.29
SINGAPORE .............................................      1,628,079     0.63
SOUTH KOREA ...........................................        429,067     0.16
SPAIN .................................................      7,779,382     2.99
SWEDEN ................................................      5,192,543     1.99
SWITZERLAND ...........................................     21,231,868     8.15
UNITED KINGDOM ........................................     72,947,215    28.02
                                                          ------------   ------
TOTAL PORTFOLIO .......................................   $260,382,541   100.00%
                                                          ============   ======

                       ---------------------------------

   SHARES/
  PRINCIPAL                                                            VALUE
  ---------                                                            -----
CORPORATE BONDS--0.00%
 AEROSPACE AND DEFENSE--0.00%
                 BAE SYSTEMS PLC
$     2,627        (1) 7.45%, 11/30/03 ........................... $      1,797
                                                                   ------------
                 TOTAL AEROSPACE AND DEFENSE                              1,797
                                                                   ------------
 FINANCIAL SERVICES--0.00%
                 AMP REINSURANCE NOTE
      3,000        7.00%, 02/10/05 ...............................            0
                                                                   ------------
                 TOTAL FINANCIAL SERVICES                                     0
                                                                   ------------

                 TOTAL CORPORATE BONDS
                  (COST $1,731)                                           1,797
                                                                   ------------
-------------
(1)Denominated in British Pounds.

PREFERRED STOCK--0.14%
 CONSUMER CYCLICAL--0.13%
        710        HUGO BOSS AG ..................................       15,134
        826        MAN AG. (VORZUG) ..............................       13,238
     22,387        NEWS CORP LTD .................................      149,548
        372        PORSCHE AG ....................................      141,397
      1,867        PROSIEBEN SAT.1 MEDIA AG ......................        9,558
                                                                   ------------
                   TOTAL CONSUMER CYCLICAL                              328,875
                                                                   ------------
 HEALTH CARE--0.01%
        526        FRESENIUS MEDICAL CARE AG .....................       24,278
                                                                   ------------
                   TOTAL HEALTH CARE                                     24,278
                                                                   ------------

                   TOTAL PREFERRED STOCK
                    (COST $394,406)                                     353,153
                                                                   ------------
COMMON STOCK--100.20%
 AEROSPACE AND DEFENSE--0.29%
     97,443        BAE SYSTEMS PLC ...............................      438,929
      6,095        EUROPEAN AERONAUTIC DEFENSE AND
                     SPACE CO ....................................       74,022

   SHARES                                                              VALUE
   ------                                                              -----
     16,234        ROLLS-ROYCE PLC ............................... $     39,339
     14,044        SMITHS GROUP PLC ..............................      138,376
      1,204        THALES S.A ....................................       41,540
         99        ZODIAC S.A ....................................       17,973
                                                                   ------------
                   TOTAL AEROSPACE AND DEFENSE                          750,179
                                                                   ------------
BASIC INDUSTRIES--6.72%
        967        ACERINOX S.A ..................................       32,330
      1,141        ACS ACTIVIDADES DE CONSTRUCCION Y SERVICOS S.A        27,836
      6,114        AGGREKO PLC ...................................       32,479
     12,190        AKZO NOBEL NV .................................      544,309
        172        ALUMINUM OF GREECE S.A.I.C ....................        5,115
     15,209        AMCOR LTD .....................................       55,665
      4,297        AMEC PLC ......................................       24,703
     25,000        ASAHI KASEI CORP ..............................       87,746
      5,174        BARRATT DEVELOPMENTS PLC ......................       32,248
     23,375        BASF AG .......................................      868,918
     29,410        BAYER AG ......................................      937,452
      3,256        BERKELEY GROUP PLC ............................       33,480
    119,603        BHP BILLITON LTD ..............................      642,845
     87,515        BHP BILLITON PLC ..............................      444,519
     20,734        BOC GROUP PLC .................................      319,869
        191        BOEHLER-UDDEHOLM AG ...........................        7,649
    176,396        BORAL LTD .....................................      297,071
      9,782        BPB PLC .......................................       42,710
      1,096        BUDERUS AG ....................................       30,154
      2,319        BUHRMANN NV ...................................       25,459
     22,090      * CARTER HOLT HARVEY LTD ........................       15,637
     11,000        CHEUNG KONG INFRASTRUCTURE HOLDINGS LTD .......       17,139
      2,783        CIBA SPECIALTY CHEMICALS AG. (REGD) ...........      173,906
      1,854        CIMPOR CIMENTOS DE PORTUGAL S.A ...............       32,520
      3,515        CLARIANT AG. (REGD) ...........................       66,159
      3,028        COMPAGNIE DE SAINT-GOBAIN .....................      456,979
    326,655      * CORUS GROUP PLC ...............................      342,298
     11,639        CRH PLC (IRELAND) .............................      205,499
     10,405        CRH PLC (UNITED KINGDOM) ......................      182,970
    116,898        CSR LTD .......................................      406,305
      6,092        DAICEL CHEMICAL INDUSTRIES LTD ................       17,896
     16,000        DAINIPPON INK & CHEMICALS, INC ................       22,829
      2,000        DAITO TRUST CONSTRUCTION CO LTD ...............       30,597
     10,000        DAIWA HOUSE INDUSTRY CO LTD ...................       57,073
      8,890        DENKI KAGAKU KOGYO KK .........................       20,621
      3,000        DOWA MINING CO LTD ............................       10,690
        940        ELKEM ASA .....................................       15,720
      8,700        FLETCHER BUILDING LTD .........................       10,651
     60,300      * FLETCHER CHALLENGE FORESTS LTD ................        5,524
      1,069        FOMENTO DE CONSTRUCCIONES Y CONTRATAS S.A .....       22,129
         33        FORBO HOLDING AG. (REGD) ......................       10,037
      3,506        GRUPO DRAGADOS S.A ............................       46,918
     52,595        HANSON PLC ....................................      362,832
        651        HEIDELBERGER ZEMENT AG. (GERMANY) .............       31,300
      5,162        HEIJMANS NV ...................................       95,461
      1,527        HELLENIC TECHNODOMIKI S.A .....................        8,429
        710        HOGANAS AB (B SHS) ............................       11,067
      1,140        HOLCIM LTD (BR) ...............................      245,811
        265        HOLCIM LTD (REGD) .............................       11,588
        993        HOLMEN AB (B SHS) .............................       22,577
      4,683        ILUKA RESOURCES LTD ...........................       10,667
        228        IMERYS S.A ....................................       21,884
     32,357        IMPERIAL CHEMICAL INDUSTRIES PLC ..............      178,480
      6,000      * ISHIHARA SANGYO KAISHA LTD ....................        8,424
      2,059        ITALCEMENTI S.P.A .............................       16,133
      7,929        JAMES HARDIE INDUSTRIES NV ....................       24,324
    105,000        JGC CORP ......................................      774,722
      4,917        JOHNSON MATTHEY PLC ...........................       68,270
      4,000        JSR CORP ......................................       26,827

                        SEE NOTES TO FINANCIAL STATEMENTS

                                   2001 ANNUAL REPORT  TIAA-CREF Mutual Funds 15

    Statement of Investments - INTERNATIONAL EQUITY FUND - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
BASIC INDUSTRIES--(CONTINUED)
     14,000        KAJIMA CORP ................................... $     38,028
      5,468        KANEKA CORP ...................................       33,335
     45,000        KAWASAKI STEEL CO..RP .........................       45,666
      3,433        KINDEN CORP ...................................       16,057
      5,518        LAFARGE S.A. (BR) .............................      515,380
      3,768        L'AIR LIQUIDE S.A .............................      528,064
      3,700        LEIGHTON HOLDINGS LTD .........................       19,603
      3,687        LINDE AG ......................................      149,367
         88        LONZA AG. (REGD) ..............................       57,508
      9,000        MATSUSHITA ELECTRIC WORKS LTD .................       74,096
        209        MAYR-MELNHOF KARTON AG ........................        9,892
     44,238        MIM HOLDINGS LTD ..............................       25,815
     30,263        MITSUBISHI CHEMICAL CORP ......................       64,424
      8,000        MITSUBISHI GAS CHEMICAL CO, INC ...............       11,170
     22,000      * MITSUBISHI MATERIALS CORP .....................       30,047
      5,000        MITSUBISHI PAPER MILLS LTD ....................        7,134
     13,000        MITSUI CHEMICALS, INC .........................       41,660
     11,688        MITSUI MINING & SMELTING CO LTD ...............       38,348
      6,000        NATSTEEL LTD ..................................        2,876
      6,167        NEWCREST MINING LTD ...........................       13,069
      3,000        NIPPON KAYAKU CO LTD ..........................       11,193
      4,000        NIPPON SANSO CORP .............................       10,285
     27,000        NIPPON SHOKUBAI CO LTD ........................       96,826
    251,000      * NIPPON STEEL CORP .............................      361,964
         17        NIPPON UNIPAC HOLDING .........................       75,881
      5,000        NISHIMATSU CONSTRUCTION CO LTD ................       14,802
      4,000        NISSAN CHEMICAL INDUSTRIES LTD ................       20,784
     74,000      * NKK CORP ......................................       52,510
     38,714      * NORMANDY MINING LTD ...........................       35,869
      2,243        NORSKE SKOGINDUSTRIER ASA .....................       42,138
     11,904        NOVAR PLC .....................................       21,916
      1,378        NOVOZYMES AS (B SHS) ..........................       27,806
     14,000        OBAYASHI CORP .................................       39,738
     16,000        OJI PAPER CO LTD ..............................       63,605
      4,000        OKUMURA CORP ..................................        9,828
     11,599        ONESTEEL LTD ..................................        6,555
     25,958        ORICA LTD .....................................       95,804
     13,888        ORIGIN ENERGY LTD .............................       20,055
      2,059        OUTOKUMPU OYJ .................................       21,724
      8,174        PAPERLINX LTD .................................       20,381
      2,920        PECHINEY S.A. (A SHS) .........................      150,533
     25,442        PILKINGTON PLC ................................       41,472
      1,932        RAUTARUUKKI OYJ ...............................        7,053
     10,151        REXAM PLC .....................................       55,365
        456        RHI AG ........................................        2,964
      6,980        RIO TINTO LTD .................................      132,936
     42,463        RIO TINTO PLC .................................      813,297
      6,767        RMC GROUP PLC .................................       60,963
        546        SAPA AB .......................................        7,495
      9,750        SEKISUI CHEMICAL CO LTD .......................       25,666
     11,635        SEKISUI HOUSE LTD .............................       84,337
     12,000        SEMBCORP MARINE LTD ...........................        5,361
     56,000        SHIMIZU CORP ..................................      189,715
     26,297        SHIN-ETSU CHEMICAL CO LTD .....................      945,056
     14,000      * SHOWA DENKO KK ................................       14,955
      8,621        SKANSKA AB (B SHS) ............................       56,297
     21,731      * SMURFIT-STONE CONTAINER CORP ..................       47,404
      8,433        SNIA S.P.A ....................................       11,338
      1,515        SOLVAY S.A ....................................       91,254
      2,342        SONS OF GWALIA LTD ............................        8,979
     27,759        STORA ENSO OYJ (R SHS) ........................      355,413
      4,000        SUMITOMO BAKELITE CO LTD ......................       24,447
     24,564        SUMITOMO CHEMICAL CO LTD ......................       83,404
     20,000        SUMITOMO FORESTRY CO LTD ......................      104,990

   SHARES                                                              VALUE
   ------                                                              -----
     74,000      * SUMITOMO METAL INDUSTRIES LTD ................. $     23,714
      8,964        SUMITOMO METAL MINING CO LTD ..................       29,889
      6,000        SUMITOMO OSAKA CEMENT CO LTD ..................        8,744
      7,780        SVENSKA CELLULOSA AB (B SHS) ..................      212,862
      1,455        SVENSKT STAL AB (SSAB) SERIES A ...............       14,218
        646        SVENSKT STAL AB (SSAB) SERIES B ...............        5,820
      2,366      * SYNGENTA AG ...................................      122,554
     19,000        TAIHEIYO CEMENT CORP ..........................       28,849
     14,000        TAISEI CORP ...................................       30,337
     14,911        TAYLOR WOODROW PLC ............................       36,893
      1,498        TECHNICAL OLYMPIC S.A .........................        3,041
      7,596        THYSSENKRUPP AG ...............................      110,850
        634        TITAN CEMENT CO S.A ...........................       22,557
      4,000        TODA CORP .....................................       10,987
     10,000        TOSOH CORP ....................................       19,457
     21,539        TOSTEM INAX HOLDING CORP ......................      291,383
      6,000        TOTO LTD ......................................       28,613
      3,185        TOYO SEIKAN KAISHA LTD ........................       40,681
      9,499      * TRANSURBAN GROUP LTD ..........................       21,263
      2,142        TRELLEBORG AB (B SHS) .........................       16,438
     18,714      * UBE INDUSTRIES LTD ............................       18,420
        457        UMICORE .......................................       18,005
     10,415        UPM-KYMMENE OYJ ...............................      345,427
        839        UPONOR OYJ ....................................       14,007
     22,747        USINOR S.A ....................................      284,558
      1,253        VINCI S.A .....................................       73,465
      2,179        VIOHALCO S.A ..................................       17,771
        461        VOEST-ALPINE AG ...............................       13,176
        883        WIENERBERGER AG ...............................       12,383
      9,477        WIMPEY (GEORGE) PLC ...........................       30,206
     25,427        WMC LTD .......................................      124,600
     86,696        WOLSELEY PLC ..................................      725,520
                                                                   ------------
              TOTAL BASIC INDUSTRIES                                 17,430,035
                                                                   ------------
CONSUMER CYCLICAL--13.03%
      7,970        ACCOR S.A .....................................      289,740
      4,775        AEON CO LTD ...................................      107,844
      6,268        AIRTOURS PLC ..................................       22,806
      1,423        AOYAMA TRADING CO LTD .........................       13,572
      7,556        ARISTOCRAT LEISURE LTD ........................       25,528
      3,356        ARNOLDO MONDADORI EDITORE S.P.A ...............       21,215
        700        ASATSU-DK, INC ................................       13,673
        600        AUTOBACS SEVEN CO LTD .........................       13,963
      2,964        AUTOGRILL S.P.A ...............................       27,473
        400        AVEX, INC .....................................       11,903
     11,351        BBA GROUP PLC .................................       46,752
        292        BEKAERT S.A ...................................       11,250
      1,644        BENETTON GROUP S.P.A ..........................       18,619
     15,000        BRIDGESTONE CORP ..............................      158,744
     82,978      * BRITISH SKY BROADCASTING GROUP PLC ............      912,993
      3,332        BULGARI S.P.A .................................       25,870
      2,102        CANAL PLUS ....................................        6,700
        800        CAPCOM CO LTD .................................       21,181
     28,208        CARLTON COMMUNICATIONS PLC ....................       99,761
      4,000        CASIO COMPUTER CO LTD .........................       17,336
      2,609        CASTORAMA-DUBOIS INVESTISSEMENTS ..............      134,384
        202        CHARLES VOEGELE HOLDING AG ....................        7,756
        270        CLUB MEDITERRANEE S.A .........................        9,856
     69,290        COLES MYER LTD ................................      297,937
    149,709        COMPASS GROUP PLC .............................    1,122,116
      2,575        CONTINENTAL AG ................................       34,047
      6,000        CYCLE & CARRIAGE LTD ..........................       10,008
     11,000      * DAIEI, INC ....................................        6,211
      9,612        DAILY MAIL & GENERAL TRUST PLC ................       90,651
     65,000        DAIMARU, INC ..................................      261,369
     33,033        DAIMLERCHRYSLER AG. (REGD) ....................    1,422,051

                       SEE NOTES TO FINANCIAL STATEMENTS

16 TIAA-CREF Mutual Funds  2001 Annual Report

    Statement of Investments - INTERNATIONAL EQUITY FUND - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
CONSUMER CYCLICAL--(CONTINUED)
      3,202        DAIMLERCHRYSLER AG. (U.S.) .................... $    133,427
     10,356        DAVID JONES LTD ...............................        6,255
     11,100        DENSO CORP ....................................      147,029
         50        DENTSU, INC ...................................      223,943
         55        D'IETEREN S.A .................................        9,060
     68,074        DIXONS GROUP PLC ..............................      232,826
        479        DOUGLAS HOLDING AG ............................       13,221
     58,929        ELSEVIER NV ...................................      696,784
      2,277      * EM.TV & MERCHANDISING AG ......................        2,940
    112,411        EMI GROUP PLC .................................      584,063
     12,789        ESPRIT HOLDINGS LTD ...........................       14,433
      1,500        FAMILYMART CO LTD .............................       25,237
        700        FAST RETAILING CO LTD .........................       62,277
      7,750        FIAT S.P.A ....................................      124,345
      4,000        FIRST CAPITAL CORP LTD ........................        2,361
      1,540      * FISHER & PAYKEL APPLIANCES HOLDINGS LTD .......        6,477
      1,478        FISHER & PAYKEL HEALTHCARE CORP LTD ...........       10,524
        296        FOLLI-FOLLIE S.A ..............................        5,202
     37,368        FUJI PHOTO FILM CO LTD ........................    1,334,369
          4        FUJI TELEVISION NETWORK, INC ..................       16,145
     35,435        GIORDANO INTERNATIONAL LTD ....................       15,677
     16,256        GKN PLC .......................................       62,696
    119,614        GRANADA PLC ...................................      249,814
      1,549        GROUPE BRUXELLES LAMBERT S.A ..................       81,441
      1,950        GRUPO PRISA S.A ...............................       18,230
      4,459        GRUPPO EDITORIALE L'ESPRESSO S.P.A ............       13,340
      4,000        GUNZE LTD .....................................       14,467
     41,688        GUS PLC .......................................      391,339
      3,000        HANKYU DEPARTMENT STORES, INC .................       18,038
        473        HELLENIC DUTY FREE SHOPS S.A ..................        4,868
     20,491        HENNES & MAURITZ AB (B SHS) ...................      423,897
     64,004        HILTON GROUP PLC ..............................      196,550
      4,000      * HINO MOTORS LTD ...............................       13,307
     38,819        HONDA MOTOR CO LTD ............................    1,549,089
     10,054        INDEPENDENT NEWS & MEDIA PLC ..................       18,799
      3,800        INDEPENDENT NEWSPAPERS LTD ....................        5,775
      4,700      * INDITEX S.A ...................................       89,595
      4,000        ISETAN CO LTD .................................       40,989
     17,548        ITO-YOKADO CO LTD .............................      792,647
     11,921        JOHN FAIRFAX HOLDINGS LTD .....................       23,451
     11,000      * KANEBO LTD ....................................       16,786
      1,053        KARSTADTQUELLE AG .............................       41,628
      1,332        KESKO OYJ (B SHS) .............................       12,216
     49,887        KINGFISHER PLC ................................      291,148
      1,800        KONAMI CORP ...................................       53,426
      1,756        KONINKLIJKE VENDEX KBB NV .....................       19,981
         73        KUONI REISEN HOLDING (REGD) ...................       19,390
      7,000        KURARAY CO LTD ................................       44,705
      3,590        LAGARDERE S.C.A ...............................      150,232
        526        LAMBRAKIS PRESS S.A ...........................        2,033
      1,200        LAWSON, INC ...................................       34,335
      9,080        LVMH MOET HENNESSY LOUIS VUITTON S.A ..........      369,465
      1,834        MAN AG ........................................       38,782
    110,392        MARKS & SPENCER PLC ...........................      579,999
      6,646        MARUI CO LTD ..................................       78,600
     83,069        MATSUSHITA ELECTRIC INDUSTRIAL CO LTD .........    1,066,727
     25,637        MEDIASET S.P.A ................................      187,405
      4,072        MICHELIN (C.G.D.E.) (B SHS) ...................      134,328
     60,000        MITSUBISHI RAYON CO LTD .......................      157,027
      6,000        MITSUKOSHI LTD ................................       16,847
      1,294      * MODERN TIMES GROUP AB (B SHS) .................       28,496
      6,000      * MYCAL CORP ....................................           46
        900        NAMCO LTD .....................................       17,168
     71,772        NEWS CORP LTD .................................      573,940

   SHARES                                                              VALUE
   ------                                                              -----
     13,766        NEXT PLC ...................................... $    179,314
      6,000        NGK INSULATORS LTD ............................       44,453
      2,307      * NH HOTELES S.A ................................       22,944
      6,360        NINTENDO CO LTD ...............................    1,113,705
    128,312        NISSAN MOTOR CO LTD ...........................      680,428
      3,000        NISSHINBO INDUSTRIES, INC .....................       11,125
     24,000        ONWARD KASHIYAMA CO LTD .......................      230,368
      1,028        ORIENTAL LAND CO LTD ..........................       70,672
      2,000        OVERSEAS UNION ENTERPRISES LTD ................        6,932
     14,916        P & O PRINCESS CRUISES PLC ....................       86,835
        600        PARIS MIKI, INC ...............................       15,749
     30,077        PEARSON PLC ...................................      346,253
      7,867        PEUGEOT CITROEN S.A ...........................      334,467
      2,687        PINAULT-PRINTEMPS-REDOUTE S.A .................      345,945
      3,364      * PIONEER CORP ..................................       73,410
     20,119        PIRELLI S.P.A .................................       35,289
      4,487        PREUSSAG AG ...................................      110,265
        592      * PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E
                     MULTIMEDIA SGPS S.A .........................        4,111
        296      * PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E
                     MULTIMEDIA SGPS S.A. (NEW) ..................        2,056
      3,079        PUBLICIS GROUPE S.A ...........................       81,558
         51        PUBLIGROUPE S.A. (REGD) .......................       10,290
      2,325        PUBLISHING & BROADCASTING LTD .................       11,663
     16,266        RANK GROUP PLC ................................       54,449
     53,600        REED INTERNATIONAL PLC ........................      444,654
      5,150        RENAULT S.A ...................................      181,628
     56,259        REUTERS GROUP PLC .............................      556,780
        520        SAIZERIYA CO LTD ..............................       19,759
      1,100        SANRIO CO LTD .................................        8,687
     94,230        SANYO ELECTRIC CO LTD .........................      445,051
      1,234        SCHIBSTED ASA .................................       11,901
     28,000        SCMP GROUP LTD ................................       17,595
    155,909      * SEAT-PAGINE GIALLE S.P.A ......................      125,907
      2,100      * SEGA CORP .....................................       41,901
      4,000      * SEIYU LTD .....................................        8,332
      9,000        SEVEN-ELEVEN JAPAN CO LTD .....................      328,247
     24,000        SHANGRI-LA ASIA LTD ...........................       18,774
     31,683        SHARP CORP ....................................      370,594
      1,100        SHIMACHU CO LTD ...............................       15,108
        359        SHIMAMURA CO LTD ..............................       21,092
      1,500        SHIMANO, INC ..................................       17,053
     36,876        SIGNET GROUP PLC ..............................       51,254
      9,000        SINGAPORE PRESS HOLDINGS LTD ..................      106,255
     37,281        SIX CONTINENTS PLC ............................      368,960
      5,199        SKY CITY ENTERTAINMENT GROUP ..................       13,639
      9,870        SKYLARK CO LTD ................................      165,680
      3,061        SODEXHO ALLIANCE S.A ..........................      130,848
      1,882        SOL MELIA S.A .................................       14,310
     30,369        SONY CORP .....................................    1,387,994
     12,727        TAB LTD .......................................       17,720
      3,790        TABCORP HOLDINGS LTD ..........................       19,090
      6,000        TAKASHIMAYA CO LTD ............................       35,388
     19,000        TEIJIN LTD ....................................       72,921
      4,220        TELEFONICA PUBLICIDAD E INFORMACION S.A .......       16,720
      4,271      * TELEPIZZA S.A .................................        6,617
      5,000        TELEVISION BROADCASTS LTD .....................       21,673
     24,986      * TELEWEST COMMUNICATIONS PLC ...................       22,546
      4,665        TF1 TV FRANCAISE ..............................      117,920
      5,400        THE WAREHOUSE GROUP LTD .......................       14,840
        300        TOHO CO LTD ...................................       32,458
      1,422        TOKYO BROADCASTING SYSTEM, INC ................       21,592
      2,000        TOKYO STYLE CO LTD ............................       17,152
     29,000        TORAY INDUSTRIES, INC .........................       70,144
     12,000        TOYOBO CO LTD .................................       15,016

                       SEE NOTES TO FINANCIAL STATEMENTS

                                   2001 ANNUAL REPORT  TIAA-CREF Mutual Funds 17

    Statement of Investments - INTERNATIONAL EQUITY FUND - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
CONSUMER CYCLICAL--(CONTINUED)
      1,000        TOYODA GOSEI CO LTD ........................... $     12,361
    103,023        TOYOTA MOTOR CORP .............................    2,609,772
     14,406        UNITED BUSINESS MEDIA PLC .....................      100,639
     10,259        UNY CO LTD ....................................      104,265
      2,638        VALEO S.A .....................................      105,226
        107        VALORA HOLDING AG .............................       15,564
     36,578        VIVENDI UNIVERSAL S.A .........................    2,002,930
      8,434        VNU NV ........................................      259,149
     12,150        VOLKSWAGEN AG .................................      567,945
      7,334        VOLVO AB (B SHS) ..............................      123,053
     13,000        WACOAL CORP ...................................      103,556
      7,527        WHITBREAD PLC .................................       60,142
      9,688        WOLTERS KLUWER NV .............................      220,823
     30,480        WOOLWORTHS LTD ................................      175,370
        700        WORLD CO LTD ..................................       21,097
     64,072        WPP GROUP PLC .................................      708,703
      6,800        YAMADA DENKI CO LTD ...........................      477,339
      3,000        YAMAHA MOTOR CO LTD ...........................       18,244
                                                                   ------------
                   TOTAL CONSUMER CYCLICAL                           33,805,205
                                                                   ------------
CONSUMER NON-CYCLICAL--8.97%
        900        ADERANS CO LTD ................................       26,576
        869        ADIDAS-SALOMON AG .............................       65,226
      1,781        AGFA GEVAERT NV ...............................       24,088
     55,825        AJINOMOTO CO, INC .............................      545,216
      6,695        ALTADIS S.A ...................................      113,856
        375        ARIAKE JAPAN CO LTD ...........................       11,989
      8,415        ASAHI BREWERIES LTD ...........................       75,700
        241        BANG & OLUFSEN AS (B SHS) .....................        5,628
        766        BEIERSDORF AG .................................       86,958
     32,191        BOOTS CO PLC ..................................      273,843
    132,719        BRITISH AMERICAN TOBACCO PLC ..................    1,125,153
      3,288        BRL HARDY LTD .................................       18,598
     10,404        BUNZL PLC .....................................       66,625
     51,746        CADBURY SCHWEPPES PLC .........................      329,863
        371        CARLSBERG AS (A SHS) ..........................       13,684
     21,199        CARREFOUR S.A .................................    1,102,298
        842        CASINO GUICHARD-PERRACHON .....................       64,961
        126      * CASINO GUICHARD-PERRACHON A WTS 12/15/03 ......          413
        126      * CASINO GUICHARD-PERRACHON B WTS 12/15/05 ......          533
     36,640        COCA-COLA AMATIL LTD ..........................      112,177
      2,137        COCA-COLA HELLENIC BOTTLING CO S.A ............       30,824
        900        COCA-COLA WEST JAPAN CO LTD ...................       16,172
        479        COLRUYT S.A ...................................       20,898
     17,666        COMPAGNIE FINANCIERE RICHEMONT AG. (UNITS)
                     (A SHS) .....................................      328,252
      1,304        DANISCO AS ....................................       46,692
      1,239        DELHAIZE "LE LION" S.A ........................       64,480
    156,985        DIAGEO PLC ....................................    1,793,537
     22,000        DYDO DRINCO, INC ..............................      352,511
     13,872        ELECTROLUX AB SERIES B ........................      206,962
      2,300        ESSILOR INTERNATIONAL S.A .....................       69,525
    146,088        FOSTER'S GROUP LTD ............................      363,434
        415        FOURLIS S.A ...................................        1,633
     22,000        FRASER & NEAVE LTD ............................       90,550
        198        GIVAUDAN S.A. (REGD) ..........................       60,343
     24,995        GOODMAN FIELDER LTD ...........................       17,657
      4,985        GREENCORE GROUP PLC ...........................       12,428
      2,838        GROUPE DANONE .................................      346,181
        971        HARTWALL OYJ ABP ..............................       19,798
     15,475        HARVEY NORMAN HOLDINGS LTD ....................       32,082
      8,381        HEINEKEN NV ...................................      317,815
      1,813        HOUSE FOODS CORP ..............................       14,871
     18,321        IMPERIAL TOBACCO GROUP PLC ....................      241,579
      4,637        INTERBREW S.A .................................      126,956

   SHARES                                                              VALUE
   ------                                                              -----
      8,400        ITO EN LTD .................................... $    352,511
         16        JAPAN TOBACCO, INC ............................      100,717
        862      * JERONIMO MARTINS SGPS S.A .....................        7,099
      1,870        KAMPS AG ......................................       14,985
     28,727        KAO CORP ......................................      597,292
     12,600        KATOKICHI CO LTD ..............................      200,931
      2,899        KERRY GROUP (CLASS A) .........................       35,233
      4,000        KIKKOMAN CORP .................................       21,639
     16,626        KIRIN BREWERY CO LTD ..........................      118,866
     36,000        LI & FUNG LTD .................................       40,396
     14,309        L'OREAL S.A ...................................    1,030,691
      4,000        MEIJI DAIRIES CORP ............................        9,797
      6,000        MEIJI SEIKA KAISHA LTD ........................       24,035
      4,311        METRO AG ......................................      152,960
     19,120        NESTLE S.A. (REGD) (B SHS) ....................    4,076,661
      6,000        NICHIREI CORP .................................       13,322
     51,000        NIPPON MEAT PACKERS, INC ......................      540,898
      4,337        NISSHIN SEIFUN GROUP, INC .....................       26,142
      1,900        NISSIN FOOD PRODUCTS CO LTD ...................       37,113
      2,000        NORITAKE CO LTD ...............................        7,600
      3,304        NUMICO NV .....................................       77,016
      4,189        ORKLA ASA .....................................       70,990
      1,964      * PAN FISH ASA ..................................        3,285
        347        PAPASTRATOS CIGARETTE CO ......................        4,511
     10,282        PARMALAT FINANZIARIA S.P.A ....................       27,739
      9,159        PERNOD-RICARD .................................      709,477
         88      * PULEVA BIOTECH ................................          233
      2,000        QP CORP .......................................       15,550
     22,369        RECKITT BENCKISER PLC .........................      325,559
      2,743        RINASCENTE S.P.A ..............................        9,549
      8,800        RINNAI CORP ...................................      141,676
     33,784        ROYAL AHOLD NV ................................      983,023
     37,004        SAFEWAY PLC ...................................      172,338
    113,393        SAINSBURY (J) PLC .............................      604,018
      5,000        SAPPORO BREWERIES LTD .........................       13,849
     21,823        SCOTTISH & NEWCASTLE PLC ......................      166,746
      7,633        SHISEIDO CO LTD ...............................       70,529
      5,000      * SNOW BRAND MILK PRODUCTS CO ...................        8,279
        920        SOCIETE BIC S.A ...............................       31,422
     17,978        SONAE SGPS S.A ................................       12,966
      7,932        SWEDISH MATCH AB ..............................       41,967
      2,765        TAKARA SHUZO CO LTD ...........................       23,249
      9,241        TATE & LYLE PLC ...............................       46,400
    277,136        TESCO PLC .....................................    1,004,326
      6,022        THE SWATCH GROUP AG. (REGD) ...................      119,330
      1,000        UNI-CHARM CORP ................................       20,906
     24,473        UNILEVER NV (CERT) ............................    1,434,874
    123,687        UNILEVER PLC ..................................    1,015,280
     15,515        WATERFORD WEDGWOOD PLC (UNITS) ................       12,156
        499        WELLA AG ......................................       25,725
      3,000        YAKULT HONSHA CO LTD ..........................       22,432
      3,000        YAMAZAKI BAKING CO LTD ........................       16,458
                                                                   ------------
                   TOTAL CONSUMER NON-CYCLICAL                       23,279,311
                                                                   ------------
 ENERGY--9.24%
    152,506        BG GROUP PLC ..................................      621,481
    645,275        BP PLC ........................................    5,014,974
     45,675        BP PLC (SPON ADR) .............................    2,124,344
    169,929        CENTRICA PLC ..................................      549,039
      2,024        ENERGY DEVELOPMENTS LTD .......................        6,942
    147,201        ENI S.P.A .....................................    1,845,373
      4,302        FORTUM OYJ ....................................       18,194
      2,750        GAS NATURAL SDG S.A ...........................       45,787
      2,328        HELLENIC PETROLEUM S.A ........................       14,427
     78,614        HONG KONG & CHINA GAS CO LTD ..................       96,278
     10,674        IHC CALAND NV .................................      498,950


                       SEE NOTES TO FINANCIAL STATEMENTS

18 TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

    Statement of Investments - INTERNATIONAL EQUITY FUND - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 ENERGY--(CONTINUED)
      4,209        ITALGAS S.P.A ................................. $     39,499
     21,000        JAPAN ENERGY CORP .............................       23,554
    149,002        LATTICE GROUP PLC .............................      338,298
     32,000        NIPPON MITSUBISHI OIL CORP ....................      122,082
      3,292        NORSK HYDRO ASA ...............................      138,003
        344        OMV AG ........................................       28,828
     43,000        OSAKA GAS CO LTD ..............................      102,694
      2,607      * PETROLEUM GEO-SERVICES ASA ....................       20,201
     38,780        REPSOL YPF S.A ................................      565,578
     87,068        ROYAL DUTCH PETROLEUM CO ......................    4,411,046
     15,594        SANTOS LTD ....................................       49,491
    397,248        SHELL TRANSPORT & TRADING CO PLC ..............    2,728,892
      3,000        SHOWA SHELL SEKIYU KK .........................       15,932
        841        SMEDVIG AS (A SHS) ............................        6,845
        606        SMEDVIG AS (B SHS) ............................        4,155
      9,809      * STATOIL ASA ...................................       67,258
        342        TECHNIP-COFLEXIP S.A ..........................       45,676
      4,000        TEIKOKU OIL CO LTD ............................       14,619
    151,000        TOKYO GAS CO LTD ..............................      404,403
      6,000        TONENGENERAL SEKIYU KK ........................       38,685
     27,384        TOTAL FINA ELF S.A ............................    3,910,858
        900      * TOTAL FINA ELF S.A. (STRIP VVPR) ..............            8
     10,652        WOODSIDE PETROLEUM LTD ........................       73,016
                                                                   ------------
                   TOTAL ENERGY                                      23,985,410
                                                                   ------------
FINANCIAL SERVICES--23.69%
     13,673        3I GROUP PLC ..................................      171,038
      7,000        77 BANK LTD ...................................       30,925
     63,553        ABN AMRO HOLDING NV ...........................    1,023,636
      8,239        ACOM CO LTD ...................................      600,355
     55,586        AEGON NV ......................................    1,504,561
        500        AEON CREDIT SERVICE CO LTD ....................       28,613
      5,800        AIFUL CORP ....................................      375,279
      7,218        ALLEANZA ASSICURAZIONI ........................       79,370
     10,000        ALLGREEN PROPERTIES LTD .......................        5,578
      6,271        ALLIANZ AG. (REGD) ............................    1,485,215
     31,673        ALLIED IRISH BANKS PLC ........................      366,609
      3,341        ALPHA BANK S.A ................................       59,554
      8,980        AMP DIVERSIFIED PROPERTY TRUST ................       11,860
     24,947        AMP LTD .......................................      235,480
     29,291        AMVESCAP PLC ..................................      422,465
     40,000        ASAHI BANK LTD ................................       25,027
     12,000      * ASHIKAGA BANK LTD .............................       10,987
     46,222        ASSICURAZIONI GENERALI S.P.A ..................    1,284,027
     57,153        AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD ...      521,019
      1,827        AUSTRALIAN STOCK EXCHANGE LTD .................       10,568
     58,186        AXA ...........................................    1,215,913
     16,815        BANCA DI ROMA .................................       33,312
      6,397        BANCA FIDEURAM S.P.A ..........................       51,204
     18,503        BANCA MONTE DEI PASCHI SIENA ..................       46,129
     36,950        BANCA NAZIONALE DEL LAVORO S.P.A ..............       74,846
      8,576        BANCA POPOLARE DI MILANO ......................       29,932
    128,823        BANCO BILBAO VIZCAYA ARGENTARIA S.A ...........    1,594,333
     56,640      * BANCO COMERCIAL PORTUGUES S.A. (REGD) .........      229,459
      2,283        BANCO ESPIRITO SANTO S.A. (REGD) ..............       29,413
    171,520        BANCO SANTANDER CENTRAL HISPANO S.A ...........    1,437,061
     30,238        BANK OF EAST ASIA LTD .........................       65,146
     13,000        BANK OF FUKUOKA LTD ...........................       44,041
     41,673        BANK OF IRELAND ...............................      390,903
      2,593        BANK OF PIRAEUS ...............................       23,041
     21,000        BANK OF YOKOHAMA LTD ..........................       73,226
     74,670        BARCLAYS PLC ..................................    2,472,351
     14,287        BAYERISCHE HYPO-UND VEREINSBANK AG ............      436,575
     30,088        BIPOP-CARIRE S.P.A ............................       49,828

   SHARES                                                              VALUE
   ------                                                              -----
     15,887        BNP PARIBAS GROUP ............................. $  1,421,604
      7,093        BPI-SGPS S.A. (REGD) ..........................       14,273
     12,087        BRITISH LAND CO PLC ...........................       82,152
     23,725        BT OFFICE TRUST ...............................       18,824
      2,628      * BTG PLC .......................................       28,762
     14,451      * CANARY WHARF GROUP PLC ........................       93,750
     24,911        CAPITALAND LTD ................................       25,228
     94,852        CGNU PLC ......................................    1,166,503
     50,000        CHEUNG KONG HOLDINGS LTD ......................      519,374
     16,000        CHIBA BANK LTD ................................       52,251
     14,000        CHUO MITSUI TRUST & BANKING CO LTD ............       13,887
     29,000        CITY DEVELOPMENTS LTD .........................       95,017
      3,458        CLOSE BROTHERS GROUP PLC ......................       40,514
     10,998        COLONIAL FIRST STATE PROPERTY TRUST GROUP .....       12,217
      1,532        COMMERCIAL BANK OF GREECE .....................       50,606
     38,259      * COMMONWEALTH BANK OF AUSTRALIA ................      586,355
      2,079        CORPORACION MAPFRE S.A ........................       12,051
      2,231        CREDIT LYONNAIS S.A ...........................       74,491
     22,000        CREDIT SAISON CO LTD ..........................      428,049
     51,568        CREDIT SUISSE GROUP ...........................    2,199,009
     33,850      * DAIWA BANK HOLDINGS, INC ......................       21,179
     28,000        DAIWA SECURITIES GROUP, INC ...................      147,200
     23,947        DANSKE BANK AS ................................      384,280
     46,786        DBS GROUP HOLDINGS LTD ........................      349,659
     23,474        DEUTSCHE BANK AG. (REGD) ......................    1,659,504
        865        DEUTSCHE BOERSE AG ............................       33,279
     28,212        DEUTSCHE OFFICE TRUST .........................       19,207
     26,535        DEXIA .........................................      381,560
      9,599        DNB HOLDING ASA ...............................       43,236
      2,163        DROTT AB (B SHS) ..............................       22,270
      2,974        EFG EUROBANK ERGASIAS S.A .....................       41,361
        642        ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG        34,126
     30,908        FORTIS ........................................      802,196
      4,158      * FORTIS (STRIP VVPR) ...........................           37
     15,129      * FRIENDS PROVIDENT PLC .........................       44,038
     23,960        GANDEL RETAIL TRUST ...........................       14,289
     42,005        GENERAL PROPERTY TRUST ........................       60,850
        990        GJENSIDIGE NOR SPAREBANK ......................       30,022
      5,205        GREAT PORTLAND ESTATES PLC ....................       18,598
      2,727        GREEN PROPERTY PLC ............................       15,297
      9,000        GUNMA BANK LTD ................................       41,203
      6,378        HAMMERSON PLC .................................       41,168
    111,000        HANG LUNG PROPERTIES LTD ......................      115,301
     25,618        HANG SENG BANK LTD ............................      281,711
    142,236        HBOS PLC ......................................    1,647,803
     14,351        HENDERSON LAND DEVELOPMENT CO LTD .............       64,781
     13,000      * HOKURIKU BANK LTD .............................       14,184
     24,000        HONG KONG EXCHANGES & CLEARING LTD ............       36,472
      5,000        HOTEL PROPERTIES LTD ..........................        3,466
    359,689        HSBC HOLDINGS PLC (UNITED KINGDOM) ............    4,219,342
     15,048        HYSAN DEVELOPMENT CO LTD ......................       15,149
     70,226        ING GROEP NV ..................................    1,790,778
    124,615        INTESABCI S.P.A ...............................      311,779
     20,084        INTESABCI S.P.A. (RNC) ........................       35,943
      3,226      * INTESABCI S.P.A. PUT WTS 11/15/02 .............       10,197
     12,127        IRISH LIFE & PERMANENT PLC ....................      123,092
     16,000        JOYO BANK LTD .................................       44,316
      3,629        KBC BANCASSURANCE HOLDING NV ..................      121,815
      9,000        KEPPEL LAND LTD ...............................        8,383
     12,064        LAND SECURITIES PLC ...........................      137,567
    204,089        LEGAL & GENERAL GROUP PLC .....................      472,280
      9,294        LEND LEASE CORP LTD ...........................       62,085
    243,232        LLOYDS TSB GROUP PLC ..........................    2,640,840
      7,994        MACQUARIE BANK LTD ............................      153,255
     36,770        MACQUARIE INFRASTRUCTURE GROUP ................       65,877


                        SEE NOTES TO FINANCIAL STATEMENTS

                                    2001 ANNUAL REPORT TIAA-CREF Mutual Funds 19

    Statement of Investments - INTERNATIONAL EQUITY FUND - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
FINANCIAL SERVICES--(CONTINUED)
      4,734        MAN GROUP PLC ................................. $     82,127
      1,113        MARSCHOLLEK LAUTENSCHLAEGER UND PARTNER .......       81,072
     21,494        MEDIOBANCA S.P.A ..............................      240,751
      5,101        MEDIOLANUM S.P.A ..............................       45,963
      1,112        METROVACESA S.A ...............................       15,346
     13,704        MIRVAC GROUP ..................................       27,148
     72,000        MITSUBISHI ESTATE CO LTD ......................      526,843
        139        MITSUBISHI TOKYO FINANCIAL ....................      932,253
     15,904        MITSUI FUDOSAN CO LTD .........................      121,349
     29,200        MITSUI SUMITOMO INSURANCE CO ..................      137,021
        114        MIZUHO HOLDINGS, INC ..........................      232,245
      3,411        MUENCHENER RUECKVER AG. (REGD) ................      926,150
     54,386        NATIONAL AUSTRALIA BANK LTD ...................      886,968
      4,120        NATIONAL BANK OF GREECE S.A ...................       98,018
     34,514        NEW WORLD DEVELOPMENT CO LTD ..................       30,097
     30,000        NIKKO CORDIAL CORP ............................      133,908
    103,200        NOMURA HOLDINGS, INC ..........................    1,322,876
     13,707        NORDEA AB (FINLAND) ...........................       72,389
     68,839        NORDEA AB (SWEDEN) ............................      364,221
      1,301        NORDEA AB FDR .................................        6,939
    108,289        NRMA INSURANCE GROUP LTD ......................      172,947
      1,700        ORIX CORP .....................................      152,282
     24,791        OVERSEA-CHINESE BANKING CORP LTD ..............      147,685
     10,000        PARKWAY HOLDINGS LTD ..........................        5,199
        447        POHJOLA GROUP INSURANCE CORP (B SHS) ..........        7,900
      1,700        PROMISE CO LTD ................................       91,966
      5,610        PROVIDENT FINANCIAL PLC .......................       52,663
     81,802        PRUDENTIAL PLC ................................      947,675
     13,375        QBE INSURANCE GROUP LTD .......................       52,581
      8,155        RAS S.P.A .....................................       96,063
     72,835        ROYAL & SUN ALLIANCE INSURANCE GROUP PLC ......      418,451
    121,038        ROYAL BANK OF SCOTLAND GROUP PLC ..............    2,945,375
      6,214      * SAMPO OYJ (A SHS) .............................       48,688
     26,749        SANPAOLO IMI S.P.A ............................      286,989
      2,859        SCHRODERS PLC .................................       35,160
     14,000        SHIZUOKA BANK LTD .............................      105,967
     17,000        SINGAPORE EXCHANGE LTD ........................       11,416
      3,000        SINGAPORE LAND LTD ............................        5,556
     32,776        SINO LAND CO LTD ..............................       13,030
     35,590        SKANDIA FORSAKRINGS AB ........................      257,857
     11,377        SKANDINAVISKA ENSKILDA BANKEN (A SHS) .........      103,578
      9,191        SLOUGH ESTATES PLC ............................       44,343
     11,501        SOCIETE GENERALE (A SHS) ......................      643,594
     16,939        STOCKLAND TRUST GROUP .........................       37,458
      4,695        STOREBRAND ASA ................................       27,220
    122,754        SUMITOMO MITSUI BANKING CORP ..................      519,827
      9,000        SUMITOMO REALTY & DEVELOPMENT CO LTD ..........       41,203
     20,000        SUMITOMO TRUST & BANKING CO LTD ...............       81,184
     42,311        SUN HUNG KAI PROPERTIES LTD ...................      341,837
      9,419        SUNCORP-METWAY LTD ............................       67,645
      5,000        SURUGA BANK LTD ...............................       23,539
     24,395        SVENSKA HANDELSBANKEN AB (A SHS) ..............      358,145
     11,110        SWISS REINSURANCE CO (REGD) ...................    1,117,491
      1,600        TAKEFUJI CORP .................................      115,733
        288        TK DEVELOPMENT AS .............................        6,070
     49,253        TOKIO MARINE & FIRE INSURANCE CO LTD ..........      360,021
        610      * TOPDANMARK AS .................................       14,245
      2,454        TOWER LTD .....................................        5,038
     54,814        UBS AG. (REGD) ................................    2,766,616
         51        UFJ HOLDINGS, INC .............................      112,460
        903        UNIBAIL .......................................       45,868
    124,626        UNICREDITO ITALIANO S.P.A .....................      500,445
     21,448        UNITED OVERSEAS BANK LTD ......................      147,516
      7,000        UNITED OVERSEAS LAND LTD ......................        6,407

   SHARES                                                              VALUE
   ------                                                              -----
      2,769        VALLEHERMOSO S.A .............................. $     17,233
      3,586      * WCM BETEILIGUNGS & GRUNDBESITZ AG .............       38,953
      9,682        WESTFIELD HOLDINGS LTD ........................       83,530
     43,735        WESTFIELD TRUST (UNITS) .......................       77,550
     39,815        WESTPAC BANKING CORP ..........................      321,100
      9,000        WING TAI HOLDINGS LTD .........................        3,997
     84,000        YASUDA FIRE & MARINE INSURANCE CO LTD .........      480,696
      3,232        ZURICH FINANCIAL SERVICES AG ..................      758,215
                                                                   ------------
                   TOTAL FINANCIAL SERVICES                          61,472,662
                                                                   ------------
 HEALTH CARE--10.37%
      1,547        ALTANA AG .....................................       77,135
     14,595        AMERSHAM PLC ..................................      141,150
     10,140        ASTRAZENECA PLC ...............................      464,965
     62,409        ASTRAZENECA PLC (UNITED KINGDOM) ..............    2,813,917
     26,259        AVENTIS S.A ...................................    1,864,574
      3,000        BANYU PHARMACEUTICAL CO LTD ...................       44,636
      5,906      * CELLTECH GROUP PLC ............................       75,126
      4,684        CHUGAI PHARMACEUTICAL CO LTD ..................       54,288
      6,237        COCHLEAR LTD ..................................      145,265
        343        COLOPLAST AS (CLASS B) ........................       22,592
     10,354        CSL LTD .......................................      272,902
      5,515        DAIICHI PHARMACEUTICAL CO LTD .................      107,304
      5,644        EISAI CO LTD ..................................      140,390
      7,567      * ELAN CORP PLC .................................      350,347
      4,700      * ELAN CORP PLC (SPON ADR) ......................      211,782
        803        FRESENIUS MEDICAL CARE AG .....................       49,690
      5,000        FUJISAWA PHARMACEUTICAL CO LTD ................      115,215
     12,217        GALEN HOLDINGS PLC ............................      121,797
      4,465        GAMBRO AB (A SHS) .............................       27,880
      2,394        GAMBRO AB (B SHS) .............................       15,063
        653        GEHE AG .......................................       25,291
    257,246        GLAXOSMITHKLINE PLC ...........................    6,450,843
      1,564        H. LUNDBECK AS ................................       40,269
        529        INSTRUMENTARIUM OYJ ...........................       22,137
      2,000        KAKEN PHARMACEUTICAL CO LTD ...................       10,896
      7,331        KYOWA HAKKO KOGYO CO LTD ......................       34,792
      3,112        LUXOTTICA GROUP S.P.A .........................       51,066
      1,043        MERCK KGAA ....................................       38,530
        495        NOBEL BIOCARE AB ..............................       20,645
    111,927        NOVARTIS AG. (REGD) ...........................    4,044,823
      9,525        NOVO NORDISK AS (B SHS) .......................      389,536
        401        OMEGA PHARMA S.A ..............................       18,155
        849        ORION-YHTYMA (B SHS) ..........................       15,194
        900        PHONAK HOLDING AG. (REGD) .....................       20,599
      3,229      * QIAGEN NV .....................................       60,375
      1,400        ROCHE HOLDING AG. (BR) ........................      114,678
     35,348        ROCHE HOLDING AG. (GENUSSCHEINE) ..............    2,522,880
     31,486        SANKYO CO LTD .................................      539,342
     17,866        SANOFI-SYNTHELABO S.A .........................    1,333,037
      4,648        SCHERING AG ...................................      246,651
        716        SERONO S.A. (B SHS) ...........................      624,877
     28,539        SHIONOGI & CO LTD .............................      487,772
     40,087        SMITH & NEPHEW PLC ............................      242,122
      4,123        SONIC HEALTHCARE LTD ..........................       16,884
      4,099        SSL INTERNATIONAL PLC .........................       32,364
        195        SULZER MEDICA AG. (REGD) ......................        8,221
        900        SUZUKEN CO LTD ................................       14,215
         93        SYNTHES-STRATEC, INC ..........................       64,752
      4,623        TAISHO PHARMACEUTICAL CO LTD ..................       72,664
     40,919        TAKEDA CHEMICAL INDUSTRIES LTD ................    1,851,441
        369        TECAN GROUP AG. (REGD) ........................       24,447
      4,300        TERUMO CORP ...................................       55,710
      1,959        UCB S.A .......................................       79,310
        675      * WILLIAM DEMANT HOLDING ........................       17,541


                        SEE NOTES TO FINANCIAL STATEMENTS

20  TIAA-CREF Mutual Funds 2001 ANNUAL REPORT

    Statement of Investments - INTERNATIONAL EQUITY FUND - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
HEALTH CARE--(CONTINUED)
      7,000        YAMANOUCHI PHARMACEUTICAL CO LTD .............. $    184,801
      3,305        ZELTIA S.A ....................................       25,719
                                                                   ------------
                   TOTAL HEALTH CARE                                 26,918,597
                                                                   ------------
OTHER--2.44%
      7,728        ADECCO S.A. (REGD) ............................      420,076
     22,184        AEGIS GROUP PLC ...............................       30,027
      4,623        AMADEUS GLOBAL TRAVEL DISTRIBUTION S.A. (A SHS)       26,673
        582        AMER GROUP PLC ................................       15,287
      5,129        AMEY PLC ......................................       27,844
     25,307        ASSA ABLOY AB (B SHS) .........................      364,296
      6,800        AUCKLAND INTERNATIONAL AIRPORT LTD ............       10,250
     22,272        BAA PLC .......................................      178,443
         70        BELLSYSTEM 24, INC ............................       26,171
      1,600        BENESSE CORP ..................................       41,508
     14,342        CAPITA GROUP PLC ..............................      102,332
     20,766        CHUBB PLC .....................................       51,983
      2,101        DCC PLC .......................................       22,542
      4,918        DE LA RUE PLC .................................       32,281
     10,413        DEUTSCHE POST AG. (REGD) ......................      138,979
      9,725        ELECTROCOMPONENTS PLC .........................       75,864
        254        FLUGHAFEN WIEN AG .............................        6,785
      3,243        FUGRO NV ......................................      144,662
        500        FUJI SOFT ABC, INC ............................       19,915
        331      * GROUP 4 FALCK AS ..............................       37,062
      2,729        HAGEMEYER NV ..................................       51,026
      3,000        HAW PAR CORP LTD ..............................        6,596
     32,429        HAYS PLC ......................................       98,170
        400        HITACHI SOFTWARE ENGINEERING CO LTD ...........       13,490
     78,167        HUTCHISON WHAMPOA LTD .........................      754,319
        937      * ISS AS ........................................       46,118
     27,054        ITOCHU CORP ...................................       61,102
        600        ITOCHU TECHNO-SCIENCE CORP ....................       24,813
     13,000        KEPPEL CORP LTD ...............................       19,995
     21,217        KIDDE PLC .....................................       20,689
        152        KOBENHAVNS LUFTHAVNE AS .......................        9,848
        651        M.J. MAILLIS S.A ..............................        3,049
     25,000      * MARUBENI CORP .................................       15,069
        800        MEITEC CORP ...................................       19,533
     24,318        MITSUBISHI CORP ...............................      157,902
     27,632        MITSUI & CO LTD ...............................      136,832
          1        NET ONE SYSTEMS CO LTD ........................       14,650
      4,000        NIPPON SYSTEM DEVELOPMENT CO LTD ..............      159,316
        100        OBIC CO LTD ...................................       19,838
      2,101        OCE NV ........................................       21,082
      1,284        OM AB .........................................       16,892
        800        ORACLE CORP (JAPAN) ...........................       48,833
        525      * OSTASIATISKE KOMPAGNI .........................       11,757
     18,866      * PACIFIC DUNLOP LTD ............................        9,947
     64,951        RENTOKIL INITIAL PLC ..........................      260,902
     15,482        SECOM CO LTD ..................................      777,290
     15,756        SECURICOR PLC .................................       26,944
     12,989        SECURITAS AB (B SHS) ..........................      246,414
     10,087        SERCO GROUP PLC ...............................       53,584
        149        SGS SOCIETE GENERALE SURVEILLANCE HOLDINGS S.A        23,916
      4,286        SOFTBANK CORP .................................       69,330
     15,688        SOUTHCORP LTD .................................       60,630
     14,000        SUMITOMO CORP .................................       64,200
     21,100        SWIRE PACIFIC LTD (A SHS) .....................      115,000
      8,770      * TERRA LYCOS S.A ...............................       71,839
        469        TIS, INC ......................................       11,201
     12,189        TPG NV ........................................      263,721
        300        TRANS COSMOS, INC .............................        7,806
     17,056        VEDIOR NV .....................................      204,558

   SHARES                                                              VALUE
   ------                                                              -----
     27,149        WESFARMERS LTD ................................ $    430,676
     57,371        WHARF HOLDINGS LTD ............................      140,156
                                                                   ------------
                   TOTAL OTHER                                        6,342,013
                                                                   ------------
PRODUCER DURABLES--4.37%
     77,966        ABB LTD .......................................      751,344
      3,902        ADVANTEST CORP ................................      220,913
      1,088        AIXTRON AG ....................................       24,654
      4,964        ALSTOM ........................................       55,203
      4,669        AMADA CO LTD ..................................       18,525
      2,000        AMANO CORP ....................................       11,979
      4,255        ATLAS COPCO AB (B SHS) ........................       89,443
     10,754        BALFOUR BEATTY PLC ............................       27,077
        161        BARCO (NEW) NV ................................        5,648
        165        BWT AG ........................................        3,599
     14,279      * CHARTERED SEMICONDUCTOR MANUFACTURING LTD .....       37,892
      2,000        DAIFUKU CO LTD ................................        8,088
     17,000        DAIKIN INDUSTRIES LTD .........................      266,558
      5,000        EBARA CORP ....................................       30,139
      7,894        FANUC LTD .....................................      336,095
         91        FISCHER (GEORG) LTD (REGD) ....................       17,238
     10,881        FKI PLC .......................................       29,297
        649        FLS INDUSTRIES AS (B SHS) .....................        5,479
     10,000      * FUJI ELECTRIC CO LTD ..........................       21,212
        900      * FUJI MACHINE MANUFACTURING CO LTD .............       11,743
     48,894        FUJITSU LTD ...................................      355,905
     55,033      * HITACHI LTD ...................................      403,111
      9,000        HITACHI MAXELL LTD ............................      108,569
     12,000      * HITACHI ZOSEN CORP ............................        5,585
      7,824        IMI PLC .......................................       30,631
    136,416        INVENSYS PLC ..................................      236,759
     28,000      * ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES CO LTD ...       43,583
     30,000      * KAWASAKI HEAVY INDUSTRIES LTD .................       27,468
        362        KCI KONECRANES INTERNATIONAL ..................        9,186
     19,596        KOMATSU LTD ...................................       70,125
        908        KOMORI CORP ...................................       10,247
        273        KONE OYJ (B SHS) ..............................       20,175
     61,313        KONINKLIJKE PHILIPS ELECTRONICS NV ............    1,822,257
      2,000        KOYO SEIKO CO LTD .............................        7,050
     18,000        KUBOTA CORP ...................................       47,246
      2,000        KURITA WATER INDUSTRIES LTD ...................       24,828
      1,020      * LOGITECH INTERNATIONAL S.A. (REGD) ............       37,322
        800        MABUCHI MOTOR CO LTD ..........................       65,924
      1,796        MAKITA CORP ...................................        8,866
      2,286        METSO OYJ .....................................       24,018
     35,211      * MITSUBISHI ELECTRIC CORP ......................      136,212
     67,000        MITSUBISHI HEAVY INDUSTRIES LTD ...............      178,926
     14,000      * MITSUI ENGINEERING & SHIPBUILDING CO LTD ......       13,887
      2,000        MORI SEIKI CO LTD .............................       11,979
     60,267        NEC CORP ......................................      614,810
        477      * NEG MICON AS ..................................       12,567
      5,530        NIKON CORP ....................................       42,574
        390        NKT HOLDING AS ................................        5,021
      9,408        NSK LTD .......................................       32,446
      9,296        NTN CORP ......................................       15,037
     13,000      * OKI ELECTRIC INDUSTRY CO LTD ..................       42,652
      4,331        PACE MICRO TECHNOLOGY PLC .....................       22,062
      2,020        SAMSUNG ELECTRONICS CO LTD ....................      429,053
      2,000        SANDEN CORP ...................................        5,875
     10,091        SANDVIK AB ....................................      215,967
         15        SCHINDLER HOLDINGS AG. (REGD) .................       21,502
      6,679        SCHNEIDER ELECTRIC S.A ........................      321,126
     18,000        SEMBCORP INDUSTRIES LTD .......................       15,597
        548      * SGL CARBON AG .................................       11,003
     37,284        SIEMENS AG ....................................    2,468,165
     32,073        SINGAPORE TECHNOLOGIES ENGINEERING LTD ........       40,819


                        SEE NOTES TO FINANCIAL STATEMENTS

                                  TIAA-CREF Mutual Funds 2001 ANNUAL REPORT   21

    Statement of Investments - INTERNATIONAL EQUITY FUND - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                                VALUE
   ------                                                                -----
 PRODUCER DURABLES--(CONTINUED)
      2,238        SKF AB (B SHS) ................................ $     43,951
      3,000        SMC CORP ......................................      305,357
      6,000      * ST ASSEMBLY TEST SERVICES .....................        7,116
      3,000        STANLEY ELECTRIC CO LTD .......................       22,867
         74        SULZER AG. (REGD) .............................       11,365
     11,180      * SUMITOMO HEAVY INDUSTRIES LTD .................        5,971
      1,000        TAKUMA CO LTD .................................        6,844
      1,298      * TANDBERG ASA ..................................       28,943
      2,200        THK CO LTD ....................................       32,095
      2,065      * THOMSON MULTIMEDIA ............................       63,432
      7,899        TOKYO ELECTRON LTD ............................      387,537
      3,995        TOMRA SYSTEMS ASA .............................       38,305
     63,512        TOSHIBA CORP ..................................      218,071
      2,600        TOYOTA INDUSTRIES CORP ........................       37,891
      2,000        USHIO, INC ....................................       22,600
        195        VA TECHNOLOGIE AG .............................        4,287
      2,344        VESTAS WIND SYSTEMS AS ........................       64,001
        871        WARTSILA OYJ (B SHS) ..........................       16,131
      5,000        YOKOGAWA ELECTRIC CORP ........................       39,867
                                                                   ------------
                   TOTAL PRODUCER DURABLES                           11,344,892
                                                                   ------------
 TECHNOLOGY--7.86%
     40,325        ALCATEL S.A ...................................      689,360
      3,444        ALPS ELECTRIC CO LTD ..........................       23,387
      1,286        ALTRAN TECHNOLOGIES S.A .......................       58,110
      2,000        ANRITSU CORP ..................................       16,069
     32,493      * ARM HOLDINGS PLC ..............................      169,772
     17,447        ASAHI GLASS CO LTD ............................      103,170
        277        ASCOM HOLDING AG. (REGD) ......................        4,880
      4,000        ASM PACIFIC TECHNOLOGY LTD ....................        7,874
     42,012      * ASML HOLDING NV ...............................      730,170
        424      * ATOS ORIGIN ...................................       27,766
      1,286      * BUSINESS OBJECTS ..............................       42,995
     43,078        CANON, INC ....................................    1,482,389
      3,774        CAP GEMINI S.A ................................      272,517
      5,759        CITIZEN WATCH CO LTD ..........................       28,694
     12,711        CMG PLC .......................................       44,954
      1,226        COMPTEL OYJ ...................................        3,406
      7,872        COMPUTERSHARE LTD .............................       21,276
      1,300        CREATIVE TECHNOLOGY LTD .......................       10,420
      1,493        CSK CORP ......................................       34,973
     14,679        DAI NIPPON PRINTING CO LTD ....................      146,723
      3,000        DAINIPPON SCREEN MANUFACTURING CO LTD .........        9,431
      1,015        DASSAULT SYSTEMES S.A .........................       48,801
      6,000        DATACRAFT ASIA LTD ............................       13,080
      1,136      * EDB BUSINESS PARTNER ASA ......................        6,396
      2,002        EPCOS AG ......................................       98,930
     16,234        ERG LTD .......................................        4,571
      4,778      * ERG LTD (NEW) .................................        1,345
    294,929        ERICSSON (LM) (B SHS) .........................    1,602,617
      3,244      * FLEXTRONICS INTERNATIONAL LTD .................       77,824
      7,000        FUJIKURA LTD ..................................       26,278
        400        FUJITSU SUPPORT & SERVICE, INC ................        6,623
     10,000        FURUKAWA ELECTRIC CO LTD ......................       53,106
     14,692        FUTURIS CORP LTD ..............................       13,913
     10,800        GES INTERNATIONAL LTD .........................        3,305
      6,927        GETRONICS NV ..................................       22,450
      3,400        HIROSE ELECTRIC CO LTD ........................      231,665
      4,000        HITACHI CABLE LTD .............................       15,565
      2,328        HOYA CORP .....................................      139,083
      9,892      * INFINEON TECHNOLOGIES AG ......................      202,133
      1,404        INTRACOM S.A ..................................       18,001
        460      * IONA TECHNOLOGIES PLC .........................        9,523
    290,769        JOHNSON ELECTRIC HOLDINGS LTD .................      305,764
      2,425        KEYENCE CORP ..................................      403,180

   SHARES                                                                VALUE
   ------                                                                -----
      2,000        KOKUYO CO LTD ................................. $     16,786
      5,000        KONICA CORP ...................................       29,414
        664      * KUDELSKI S.A. (BR) ............................       38,793
      8,430        KYOCERA CORP ..................................      549,951
      2,000        KYOWA EXEO CORP ...............................       11,888
     11,559        LOGICA PLC ....................................      107,667
     93,639      * MARCONI PLC ...................................       56,898
      1,800        MATSUSHITA COMMUNICATION INDUSTRIAL CO LTD ....       48,756
      4,064      * MERKANTILDATA ASA .............................        4,803
      7,000        MINEBEA CO LTD ................................       37,708
     14,795        MISYS PLC .....................................       69,981
      1,600        MITSUMI ELECTRIC CO LTD .......................       18,349
     11,202        MURATA MANUFACTURING CO LTD ...................      671,813
        418      * NAVISION AS ...................................       11,213
      2,827        NERA ASA ......................................        6,115
      3,000        NGK SPARK PLUG CO LTD .........................       21,608
        574        NIDEC CORP ....................................       30,220
      2,000        NIPPON COMSYS CORP ............................       10,697
      6,000        NIPPON SHEET GLASS CO LTD .....................       18,953
      2,600        NITTO DENKO CORP ..............................       60,110
    209,699        NOKIA OYJ .....................................    5,407,116
      5,600        NOMURA RESEARCH INSTITUTE, INC ................      657,165
         27        NTT DATA CORP .................................       96,002
      4,000        OLYMPUS OPTICAL CO LTD ........................       57,531
      5,000        OMRON CORP ....................................       66,763
        152      * OPTICOM ASA ...................................        6,236
     14,000        RICOH CO LTD ..................................      260,644
      2,364        ROHM CO LTD ...................................      306,819
     27,604        SAGE GROUP PLC ................................       91,800
        259        SAGEM S.A. (NEW) ..............................       15,854
     12,965        SAP AG ........................................    1,688,837
        473        SOFTWARE AG. (REGD) ...........................       18,109
     14,358        SPIRENT PLC ...................................       33,017
     37,591        STMICROELECTRONICS NV .........................    1,206,591
     12,222        SUMITOMO ELECTRIC INDUSTRIES LTD ..............       85,328
      2,834        TAIYO YUDEN CO LTD ............................       42,923
      1,115      * TANDBERG TELEVISION ASA .......................        3,717
      2,500        TDK CORP ......................................      117,885
      1,817        TIETOENATOR CORP ..............................       48,130
     60,000        TOPPAN PRINTING CO LTD ........................      553,487
     16,000      * TREND MICRO, INC ..............................      378,453
        119        UNAXIS HOLDING AG. (REGD) .....................       12,830
     21,199        VENTURE MANUFACTURING LTD (SINGAPORE) .........      152,692
      6,277        WM-DATA AB (B SHS) ............................       15,738
      3,458        YAMAHA CORP ...................................       25,593
                                                                   ------------
                   TOTAL TECHNOLOGY                                  20,403,472
                                                                   ------------
TRANSPORTATION--1.36%
      1,970        AIR FRANCE ....................................       28,836
     20,038      * ALITALIA S.P.A ................................       17,877
     12,000      * ALL NIPPON AIRWAYS CO LTD .....................       27,835
      8,481        ASSOCIATED BRITISH PORTS HOLDINGS PLC .........       51,842
      1,459      * ATTICA ENTERPRISE HOLDING S.A .................        6,599
      1,221        BERGESEN DY AS (B SHS) ........................       19,331
     42,790        BRAMBLES INDUSTRIES LTD .......................      227,798
     15,474      * BRAMBLES INDUSTRIES PLC .......................       76,571
     13,856      * BRITISH AIRWAYS PLC ...........................       39,324
     22,000        CATHAY PACIFIC AIRWAYS LTD ....................       28,213
         18        CENTRAL JAPAN RAILWAY CO ......................      116,466
         73        CMB COMPAGNIE MARITIME BELGE S.A ..............        3,344
          6        DAMPSKIBSSELSKABET AF 1912 (B SHS) ............       40,956
          5        DAMPSKIBSSELSKABET SVENDBORG (B SHS) ..........       45,507
     14,308        DEUTSCHE LUFTHANSA AG. (REGD) .................      188,926
        479      * DSV, DE SAMMENSLUTTEDE VOGNMAEND (B SHS) ......       11,759
        179        EAST JAPAN RAILWAY CO .........................      864,544
      6,151        EXEL PLC ......................................       70,275

                       SEE NOTES TO FINANCIAL STATEMENTS

22  TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

    Statement of Investments - INTERNATIONAL EQUITY FUND - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 TRANSPORTATION--(CONTINUED)
     10,524        FIRSTGROUP PLC ................................  $    45,031
      1,080        FRONTLINE LTD .................................       11,198
     12,000        JAPAN AIRLINES CO LTD .........................       28,750
      4,000        KAMIGUMI CO LTD ...............................       16,420
      7,000        KAWASAKI KISEN KAISHA LTD .....................        9,347
      8,000        KEIHIN ELECTRIC EXPRESS RAILWAY CO LTD ........       30,276
     13,000        KEIO ELECTRIC RAILWAY CO LTD ..................       63,978
     31,375        KINKI NIPPON RAILWAY CO LTD ...................      100,546
        584        KLM (ROYAL DUTCH AIRLINES) NV .................        6,728
     15,644        MAYNE NICKLESS LTD ............................       55,095
      2,000        MITSUBISHI LOGISTICS CORP .....................       14,161
     16,000        MITSUI O.S.K. LINES LTD .......................       32,230
     28,000        MTR CORP ......................................       36,625
     20,000      * NEPTUNE ORIENT LINES LTD ......................       10,506
     14,821        NIPPON EXPRESS CO LTD .........................       50,323
     24,000        NIPPON YUSEN KABUSHIKI KAISHA .................       72,333
     17,400        PENINSULAR AND ORIENTAL STEAM NAVIGATION CO ...       60,208
     13,212      * RAILTRACK GROUP PLC ...........................       53,841
     47,004      * RYANAIR HOLDINGS PLC ..........................      285,767
      1,869      * SAS AB ........................................       12,116
      2,000        SEINO TRANSPORTATION CO LTD ...................        8,118
      6,000        SEMBCORP LOGISTICS LTD ........................        5,849
     14,245        SINGAPORE AIRLINES LTD ........................       84,860
     15,000        SMRT CORP LTD .................................        5,808
     20,010        STAGECOACH GROUP PLC ..........................       21,551
     15,000      * TOBU RAILWAY CO LTD ...........................       39,486
     22,000        TOKYU CORP ....................................       66,306
         20        WEST JAPAN RAILWAY CO .........................       89,425
     18,595        YAMATO TRANSPORT CO LTD .......................      350,448
                                                                   ------------
                   TOTAL TRANSPORTATION                               3,533,333
                                                                   ------------
 UTILITIES--11.86%
      2,305        ACEA S.P.A ....................................       15,639
      1,422        AGUAS DE BARCELONA S.A ........................       17,726
         14        AGUAS DE BARCELONA S.A. (NEW) .................          175
        638        ATHENS WATER SUPPLY & SEWAGE ..................        3,613
      8,144        AUSTRALIAN GAS LIGHT CO LTD ...................       37,865
      2,519        AUTOPISTAS CONCESIONARIA ESPANOLA S.A .........       25,097
     34,920        AUTOSTRADE-CONCESSIONI E COSTRUZIONI
                   AUTOSTRADE S.P.A ..............................      242,516
      6,481        AWG PLC .......................................       50,935
  5,212,562      * AWG PLC (REDMBLE SHS) .........................        6,828
      6,126        BOUYGUES S.A ..................................      200,722
      7,376        BRISA-AUTO ESTRADAS DE PORTUGAL S.A ...........       31,261
    465,385      * BT GROUP PLC ..................................    1,713,624
    108,107        CABLE & WIRELESS PLC ..........................      520,005
     12,700        CHUBU ELECTRIC POWER CO, INC ..................      228,689
     41,840        CLP HOLDINGS LTD ..............................      159,626
      8,704        CONTACT ENERGY LTD ............................       14,425
    100,909        DEUTSCHE TELEKOM AG. (REGD) ...................    1,734,035
        314      * E.BISCOM S.P.A ................................       14,286
     25,663        E.ON AG .......................................    1,329,388
      1,289        ELECTRABEL S.A ................................      268,559
     75,378        ELECTRICIDADE DE PORTUGAL S.A .................      163,759
    111,951        ELECTRONICS BOUTIQUE PLC ......................      223,219
     36,614        ENDESA S.A ....................................      572,782
     86,120        ENEL S.P.A ....................................      485,376
     13,585        FRANCE TELECOM S.A ............................      543,096
      4,671        GN STORE NORD .................................       27,969
      5,686        HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A ..       92,646
     69,000        HONGKONG ELECTRIC HOLDINGS LTD ................      256,609
     32,366        IBERDROLA S.A .................................      421,315
     28,620      * INTERNATIONAL POWER PLC .......................       84,348
     15,200        KANSAI ELECTRIC POWER CO, INC .................      217,690
      9,765        KELDA GROUP PLC ...............................       50,453

   SHARES                                                                VALUE
   ------                                                                -----
     42,941      * KPN NV ........................................ $    218,313
      8,600        KYUSHU ELECTRIC POWER CO, INC .................      123,888
     63,830        NATIONAL GRID GROUP PLC .......................      397,604
        169        NIPPON TELEGRAPH & TELEPHONE CORP .............      550,611
        153        NTT DOCOMO, INC ...............................    1,797,804
        196        OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG
                     (A SHS) .....................................       14,659
    200,361      * PACIFIC CENTURY CYBERWORKS LTD ................       55,243
      4,149        PANAFON HELLENIC TELECOM S.A ..................       21,426
     29,170      * PORTUGAL TELECOM SGPS S.A. (REGD) .............      227,256
     15,480        RWE AG ........................................      581,640
     34,675        SCOTTISH & SOUTHERN ENERGY PLC ................      307,843
     77,343        SCOTTISH POWER PLC ............................      427,747
      7,244        SEVERN TRENT PLC ..............................       75,804
    101,000        SINGAPORE TELECOMMUNICATIONS LTD ..............       96,268
     19,792        SONERA OYJ ....................................      100,270
      3,500      * SUEZ (STRIP VVPR) .............................           31
     34,664        SUEZ S.A ......................................    1,047,811
      1,086        SWISSCOM AG. (REGD) ...........................      300,885
      5,614        TDC AS ........................................      200,010
      1,968      * TELE2 AB (B SHS) ..............................       70,918
     33,605        TELECOM CORP OF NEW ZEALAND LTD ...............       69,966
    128,843        TELECOM ITALIA S.P.A ..........................    1,101,293
     36,700        TELECOM ITALIA S.P.A.(RNC) ....................      196,060
    180,695      * TELEFONICA S.A ................................    2,425,809
      3,186      * TELEKOM AUSTRIA AG ............................       26,410
     10,235        TELENOR ASA ...................................       44,047
     20,524        TELIA AB ......................................       91,373
    108,404        TELSTRA CORP LTD ..............................      301,870
    158,011        TIM S.P.A .....................................      882,116
      3,301      * TISCALI S.P.A .................................       29,920
     27,439        TOHOKU ELECTRIC POWER CO, INC .................      376,433
     57,046        TOKYO ELECTRIC POWER CO, INC ..................    1,214,394
      6,230        UNION FENOSA S.A ..............................      100,845
     23,199        UNITED UTILITIES PLC ..........................      207,816
  1,769,033        VODAFONE GROUP PLC ............................    4,627,937
    104,980        VODAFONE GROUP PLC (SPON ADR) .................    2,695,886
                                                                   ------------
                   TOTAL UTILITIES                                   30,762,482
                                                                   ------------

                   TOTAL COMMON STOCK
                    (COST $282,167,203)                             260,027,591
                                                                   ------------

                   TOTAL PORTFOLIO--100.34%
                    (COST $282,563,340)                             260,382,541

                   OTHER ASSETS AND LIABILITIES, NET--(0.34%)         (890,935)
                                                                   ------------

                   NET ASSETS--100.00%                             $259,491,606
                                                                   ============

----------
*  Non-income producing

At December 31, 2001, the aggregate cost of portfolio investments for federal income tax purposes was $302,867,337. Net unrealized depreciation of portfolio investments aggregated $42,484,796 of which $10,452,737 related to appreciated portfolio investments and $52,937,533 related to depreciated portfolio investments.

                     SEE NOTES TO FINANCIAL STATEMENTS 2001

                                       ANNUAL REPORT TIAA-CREF Mutual Funds   23

        Statement of Investments - GROWTH EQUITY FUND - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
PREFERRED STOCK--0.00%
 BASIC INDUSTRIES--0.00%
        285      * SEALED AIR CORP (NEW) ......................... $     11,813
                                                                   ------------
                   TOTAL BASIC INDUSTRIES                                11,813
                                                                   ------------
 HEALTH CARE--0.00%
          7      * MEDIQ, INC ....................................            0
                                                                   ------------
                   TOTAL HEALTH CARE                                          0
                                                                   ------------

                   TOTAL PREFERRED STOCK
                    (COST $12,766)                                       11,813
                                                                   ------------
COMMON STOCK--99.88%
 AEROSPACE AND DEFENSE--0.58%
        675      * ALLIANT TECHSYSTEMS, INC ......................       52,110
     19,647        BOEING CO .....................................      761,911
        100      * DRS TECHNOLOGIES, INC .........................        3,565
     10,732      * ECHOSTAR COMMUNICATIONS CORP (CLASS A) ........      294,808
        232        ENGINEERED SUPPORT SYSTEMS, INC ...............        7,937
    153,761      * GENERAL MOTORS CORP (CLASS H) .................    2,375,607
        700      * PANAMSAT CORP .................................       15,316
        800      * PEGASUS COMMUNICATIONS CORP ...................        8,328
      5,512        PERKINELMER, INC ..............................      193,030
      2,000      * TELEDYNE TECHNOLOGIES, INC ....................       32,580
      1,000      * VIASAT, INC ...................................       15,600
                                                                   ------------
                   TOTAL AEROSPACE AND DEFENSE                        3,760,792
                                                                   ------------
 BASIC INDUSTRIES--0.34%
        222      * AEP INDUSTRIES, INC ...........................        5,319
      3,864        ALCOA, INC ....................................      137,365
      2,517      * AMERICAN STANDARD COS, INC ....................      171,735
        300        APTARGROUP, INC ...............................       10,509
        711        ARCH COAL, INC ................................       16,140
      1,677        AVERY DENNISON CORP ...........................       94,801
      2,074        BARRICK GOLD CORP (U.S.) ......................       33,080
        600        BLACK & DECKER CORP ...........................       22,638
      1,225      * CABOT MICROELECTRONICS CORP ...................       97,081
      1,100        CAMBREX CORP ..................................       47,960
        400        CARLISLE COS, INC .............................       14,792
        469        CENTURY ALUMINUM CO ...........................        6,266
        700      * COLLINS & AIKMAN CORP .........................        5,390
      1,300        CONSOL ENERGY, INC ............................       32,292
        691      * CORVAS INTERNATIONAL, INC .....................        4,526
      3,100      * DAL-TILE INTERNATIONAL, INC ...................       72,075
        900      * DIONEX CORP ...................................       22,959
      1,900      * EARTHSHELL CORP ...............................        3,800
      5,525        ECOLAB, INC ...................................      222,381
        800        ELCOR CORP ....................................       22,232
      1,000      * ENERGY CONVERSION DEVICES, INC ................       18,970
        700        FERRO CORP ....................................       18,060
        450        FLORIDA ROCK INDUSTRIES, INC ..................       16,461
      4,900      * FREEPORT-MCMORAN COPPER & GOLD, INC (CLASS A) .       65,611
        300      * GENTEK, INC ...................................          513
      1,100        GEORGIA GULF CORP .............................       20,350
      1,200      * INSITUFORM TECHNOLOGIES, INC (CLASS A) ........       30,696
        800      * IVEX PACKAGING CORP ...........................       15,200
      4,084        KIMBERLY-CLARK CORP ...........................      244,223
        100        LIQUI-BOX CORP ................................        4,125
      1,500      * LONE STAR TECHNOLOGIES, INC ...................       26,400
        500        MACDERMID, INC ................................        8,475
      1,900      * MATTSON TECHNOLOGY, INC .......................       16,739
        700      * MOBILE MINI, INC ..............................       27,384
        300      * MUELLER INDUSTRIES, INC .......................        9,975
        488      * NANOPHASE TECHNOLOGIES CORP ...................        2,874
      4,778        NEWMONT MINING CORP ...........................       91,308
        300      * NVR, INC ......................................       61,200
        202      * OGLEBAY NORTON CO .............................        3,131
        900      * PACKAGING CORP OF AMERICA .....................       16,335

   SHARES                                                              VALUE
   ------                                                              -----
        200        PENN ENGINEERING & MANUFACTURING CORP ......... $      3,350
      2,540        PLUM CREEK TIMBER CO, INC .....................       72,009
      1,900      * SCICLONE PHARMACEUTICALS, INC .................        5,700
      3,710      * SEALED AIR CORP ...............................      151,442
      2,000      * SHAW GROUP, INC ...............................       47,000
        400      * SIMPSON MANUFACTURING CO, INC .................       22,920
      3,200        SOLUTIA, INC ..................................       44,864
        500        SPARTECH CORP .................................       10,275
      1,100      * STEEL DYNAMICS, INC ...........................       12,771
      2,250      * STILLWATER MINING CO ..........................       41,625
        400      * TREX CO, INC ..................................        7,596
        100        VULCAN MATERIALS CO ...........................        4,794
        700        WD-40 CO ......................................       18,655
        300        WILLAMETTE INDUSTRIES, INC ....................       15,637
                                                                   ------------
                   TOTAL BASIC INDUSTRIES                             2,200,009
                                                                   ------------
 CONSUMER CYCLICAL--12.67%
      1,350      * 99 CENTS ONLY STORES ..........................       51,435
      4,572      * ABERCROMBIE & FITCH CO (CLASS A) ..............      121,295
      1,600      * ACCLAIM ENTERTAINMENT, INC ....................        8,480
      1,000      * ACKERLEY GROUP, INC ...........................       17,500
        100      * ACTION PERFORMANCE COS, INC ...................        3,061
      2,100      * ACTV, INC .....................................        3,927
     11,700      * ADELPHIA COMMUNICATIONS CORP (CLASS A) ........      364,806
        900        ADVANCED MARKETING SERVICES, INC ..............       16,425
        200      * ALEXANDER'S, INC ..............................       11,380
        549      * AMC ENTERTAINMENT, INC ........................        6,588
      2,450      * AMERICAN EAGLE OUTFITTERS, INC ................       64,117
        400      * ANNTAYLOR STORES CORP .........................       14,000
    515,169      * AOL TIME WARNER, INC ..........................   16,536,925
        479        APOGEE ENTERPRISES, INC .......................        7,578
      4,367      * APOLLO GROUP, INC (CLASS A) ...................      196,559
      1,500        APPLEBEE'S INTERNATIONAL, INC .................       51,300
      1,500      * ARGOSY GAMING CO ..............................       48,780
        774      * BALLY TOTAL FITNESS HOLDING CORP ..............       16,687
        447        BARNES GROUP, INC .............................       10,724
        500      * BEASLEY BROADCAST GROUP, INC (CLASS A) ........        6,505
        300      * BEBE STORES, INC ..............................        5,598
     14,200      * BED BATH & BEYOND, INC ........................      481,380
        475        BIG LOTS, INC .................................        4,940
        600        BLOCKBUSTER, INC (CLASS A) ....................       15,120
      3,500      * BOYDS COLLECTION LTD ..........................       23,695
        400      * BRINKER INTERNATIONAL, INC ....................       11,904
        700      * BUCA, INC .....................................       11,347
      7,300      * CABLEVISION SYSTEMS CORP (CLASS A) ............      346,385
        462      * CABLEVISION SYSTEMS CORP (RAINBOW MEDIA GROUP)        11,411
      1,589        CALLAWAY GOLF CO ..............................       30,429
      1,900      * CATALINA MARKETING CORP .......................       65,930
      1,600      * CEC ENTERTAINMENT, INC ........................       69,424
        853      * CHARLOTTE RUSSE HOLDING, INC ..................       15,874
      1,350      * CHICO'S FAS, INC ..............................       53,595
        800      * CHILDREN'S PLACE RETAIL STORES, INC ...........       21,720
      2,100      * CHOICE HOTELS INTERNATIONAL, INC ..............       46,515
        881      * CHRISTOPHER & BANKS CORP ......................       30,174
    105,572      * CLEAR CHANNEL COMMUNICATIONS, INC .............    5,374,671
        200      * COLDWATER CREEK, INC ..........................        4,236
        600      * COLUMBIA SPORTSWEAR CO ........................       19,980
     11,601      * COMCAST CORP (CLASS A) SPECIAL ................      417,636
      2,000      * COPART, INC ...................................       72,740
     17,200      * COX COMMUNICATIONS, INC (CLASS A) .............      720,852
      1,900      * COX RADIO, INC (CLASS A) ......................       48,412
        300        CPI CORP ......................................        4,980
        500      * CROWN MEDIA HOLDINGS, INC (CLASS A) ...........        5,645
        100        DARDEN RESTAURANTS, INC .......................        3,540
      1,762      * DIRECT FOCUS, INC .............................       54,974
     12,867        DOLLAR GENERAL CORP ...........................      191,718

                       SEE NOTES TO FINANCIAL STATEMENTS

24  TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

        Statement of Investments - Growth Equity Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 CONSUMER CYCLICAL--(CONTINUED)
      4,694      * DOLLAR TREE STORES, INC ....................... $    145,092
      1,000        DONALDSON CO, INC .............................       38,840
        700        DOVER DOWNS ENTERTAINMENT, INC ................       10,710
      1,100        DOW JONES & CO, INC ...........................       60,203
      1,100        FACTSET RESEARCH SYSTEMS, INC .................       38,445
     54,900        FAMILY DOLLAR STORES, INC .....................    1,643,085
        100      * FOOT LOCKER, INC ..............................        1,565
        200      * FOOTSTAR, INC .................................        6,260
        750        FOREST CITY ENTERPRISES, INC (CLASS A) ........       29,025
      1,000      * FOSSIL, INC ...................................       21,000
      1,100      * FOX ENTERTAINMENT GROUP, INC (CLASS A) ........       29,183
        100        FRED'S, INC ...................................        4,096
     30,530        GAP, INC ......................................      425,588
     36,233      * GEMSTAR-TV GUIDE INTERNATIONAL, INC ...........    1,003,654
      1,400      * GENESCO, INC ..................................       29,064
      1,121      * GENESISINTERMEDIA, INC ........................        6,614
      4,100      * GENTEX CORP ...................................      109,593
      1,800        GRACO, INC ....................................       70,290
         14        GREY GLOBAL GROUP, INC ........................        9,335
        500      * GROUP 1 AUTOMOTIVE, INC .......................       14,255
      1,300      * GUITAR CENTER, INC ............................       17,732
        200      * GYMBOREE CORP .................................        2,386
     95,742        HARLEY-DAVIDSON, INC ..........................    5,199,748
        500        HARMAN INTERNATIONAL INDUSTRIES, INC ..........       22,550
        400        HARTE-HANKS, INC ..............................       11,268
          1        HILTON HOTELS CORP ............................           11
      2,853      * HISPANIC BROADCASTING CORP ....................       72,752
      1,000      * HOLLYWOOD ENTERTAINMENT CORP ..................       14,290
      1,100      * HOT TOPIC, INC ................................       34,529
        200      * IMPCO TECHNOLOGIES, INC .......................        2,538
        800      * INFORMATION HOLDINGS, INC .....................       22,648
      3,914      * INTERNATIONAL GAME TECHNOLOGY .................      267,326
        612        INTERNATIONAL SPEEDWAY CORP (CLASS A) .........       23,929
     16,795        INTERPUBLIC GROUP OF COS, INC .................      496,124
      1,700      * INTERTAN, INC .................................       21,352
      3,950        INTIMATE BRANDS, INC ..........................       58,697
      1,600      * JACK IN THE BOX, INC ..........................       44,064
      3,812      * JONES APPAREL GROUP, INC ......................      126,444
        200      * KENNETH COLE PRODUCTIONS, INC (CLASS A) .......        3,540
        600      * KEY3MEDIA GROUP, INC ..........................        3,198
      1,188        KNIGHT RIDDER, INC ............................       77,137
     32,631      * KOHL'S CORP ...................................    2,298,528
      2,166      * KRISPY KREME DOUGHNUTS, INC ...................       95,737
        500      * LANDS' END, INC ...............................       25,080
      2,200        LEE ENTERPRISES, INC ..........................       80,014
        400        LIBBEY, INC ...................................       13,060
      1,300      * LIBERTY DIGITAL, INC (CLASS A) ................        4,498
    245,870      * LIBERTY MEDIA CORP (CLASS A) ..................    3,442,180
      1,778      * LINENS `N THINGS, INC .........................       45,339
        500      * LODGENET ENTERTAINMENT CORP ...................        8,545
        103      * LYNCH INTERACTIVE CORP ........................        7,107
      1,100        MARRIOTT INTERNATIONAL, INC (CLASS A) .........       44,715
        600      * MARTHA STEWART LIVING OMNIMEDIA, INC (CLASS A)         9,870
      1,968        MAYTAG CORP ...................................       61,067
      3,344        MCGRAW-HILL COS, INC ..........................      203,917
        400      * MEDIACOM COMMUNICATIONS CORP ..................        7,304
      1,200      * MEN'S WEARHOUSE, INC ..........................       24,780
        966      * METRO ONE TELECOMMUNICATIONS, INC .............       29,222
        300      * METRO-GOLDWYN-MAYER, INC ......................        6,570
        462      * MGM MIRAGE ....................................       13,338
      1,926      * MICHAELS STORES, INC ..........................       63,462
        600      * MICROS SYSTEMS, INC ...........................       15,060
        900      * MIDWAY GAMES, INC .............................       13,509
      1,100      * MSC INDUSTRIAL DIRECT CO (CLASS A) ............       21,725

   SHARES                                                              VALUE
   ------                                                              -----
     43,600        NIKE, INC (CLASS B) ........................... $  2,452,064
      1,200      * OAKLEY, INC ...................................       19,512
        600      * O'CHARLEY'S, INC ..............................       11,106
     69,392        OMNICOM GROUP, INC ............................    6,200,175
      1,000      * O'REILLY AUTOMOTIVE, INC ......................       36,470
        800        OSHKOSH B'GOSH, INC (CLASS A) .................       33,552
        300        OSHKOSH TRUCK CORP ............................       14,625
        650      * OUTBACK STEAKHOUSE, INC .......................       22,263
        600      * P.F. CHANG'S CHINA BISTRO, INC ................       28,380
      1,800      * PACIFIC SUNWEAR OF CALIFORNIA, INC ............       36,756
        100      * PANERA BREAD CO (CLASS A) .....................        5,204
        900      * PAPA JOHN'S INTERNATIONAL, INC ................       24,732
        500      * PARKERVISION, INC .............................       10,500
        500      * PENN NATIONAL GAMING, INC .....................       15,170
      1,800      * PERFORMANCE FOOD GROUP CO .....................       63,306
        700        PIER 1 IMPORTS, INC ...........................       12,138
        857      * PINNACLE SYSTEMS, INC .........................        6,805
        900      * PIXAR, INC ....................................       32,364
        337      * PLATO LEARNING, INC ...........................        5,598
        600      * PLAYBOY ENTERPRISES, INC (CLASS B) ............       10,134
        900        POLARIS INDUSTRIES, INC .......................       51,975
      1,800      * PRESSTEK, INC .................................       16,506
      8,835      * PRIMEDIA, INC .................................       38,432
      1,100      * PRIVATE MEDIA GROUP, INC ......................       10,780
        800      * QUIKSILVER, INC ...............................       13,760
        900      * RARE HOSPITALITY INTERNATIONAL, INC ...........       20,286
        565        READER'S DIGEST ASSOCIATION, INC (CLASS A) ....       13,040
        700      * REGENT COMMUNICATIONS, INC ....................        4,725
      1,000        REGIS CORP ....................................       25,780
        233      * RENT-A-CENTER, INC ............................        7,822
      3,600        RUBY TUESDAY, INC .............................       74,268
        550      * SAGA COMMUNICATIONS, INC (CLASS A) ............       11,385
      1,100      * SCHOLASTIC CORP ...............................       55,363
        800      * SCIENTIFIC GAMES CORP (CLASS A) ...............        7,000
        600      * SCOTTS CO (CLASS A) ...........................       28,560
      1,500      * SCP POOL CORP .................................       41,175
      2,000      * SIRIUS SATELLITE RADIO, INC ...................       23,260
        251      * SKILLSOFT CORP ................................        6,506
        400      * SONIC AUTOMOTIVE, INC .........................        9,376
      1,600      * SONIC CORP ....................................       57,600
      1,600      * SOTHEBY'S HOLDINGS, INC (CLASS A) .............       26,576
      1,243      * SPANISH BROADCASTING SYSTEM, INC (CLASS A) ....       12,293
        700      * SPEEDWAY MOTORSPORTS, INC .....................       17,696
        200      * SPORTS RESORTS INTERNATIONAL, INC .............        1,542
     18,991      * STARBUCKS CORP ................................      361,779
      1,195      * STATION CASINOS, INC ..........................       13,372
        700      * STEIN MART, INC ...............................        5,852
      1,100      * STELLENT, INC .................................       32,516
        500      * STEVEN MADDEN LTD .............................        7,035
        400      * SYLVAN LEARNING SYSTEMS, INC ..................        8,828
      1,074        TALBOTS, INC ..................................       38,933
      1,286        TANGER FACTORY OUTLET CENTERS, INC ............       26,813
     24,907        TARGET CORP ...................................    1,022,432
      2,425      * THE CHEESECAKE FACTORY, INC ...................       84,317
      1,113      * THQ, INC ......................................       53,947
     85,723        TIFFANY & CO ..................................    2,697,703
      1,200      * TIMBERLAND CO (CLASS A) .......................       44,496
     13,532        TJX COS, INC ..................................      539,386
      1,899      * TOO, INC ......................................       52,223
      2,600      * TOPPS CO, INC .................................       31,590
        450      * TRENDWEST RESORTS, INC ........................       11,394
      2,791      * U.S.A. NETWORKS, INC ..........................       76,222
        800      * UNIVERSAL ELECTRONICS, INC ....................       13,768
      8,311      * UNIVISION COMMUNICATIONS, INC (CLASS A) .......      336,263
        600      * VANS, INC .....................................        7,644


                        SEE NOTES TO FINANCIAL STATEMENTS

                                  2001 ANNUAL REPORT TIAA-CREF Mutual Funds   25

        Statement of Investments - Growth Equity Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 CONSUMER CYCLICAL--(CONTINUED)
        400      * VASTERA, INC .................................. $      6,644
    127,283      * VIACOM, INC (CLASS B) .........................    5,619,544
    336,380        WAL-MART STORES, INC ..........................   19,358,669
        370      * WET SEAL, INC (CLASS A) .......................        8,714
      2,900        WILEY (JOHN) & SONS, INC (CLASS A) ............       66,787
      2,300      * WILLIAMS-SONOMA, INC ..........................       98,670
        100      * WILSONS THE LEATHER EXPERTS, INC ..............        1,141
        400      * WMS INDUSTRIES, INC ...........................        8,000
        430        WOODWARD GOVERNOR CO ..........................       25,048
        400      * WORLD WRESTLING FEDERATION ENTERTAINMENT, INC .        5,260
        600      * YOUNG BROADCASTING, INC (CLASS A) .............       10,770
        800      * ZENITH ELECTRONICS CORP .......................            0
        236      * ZOMAX, INC ....................................        1,882
                                                                   ------------
                   TOTAL CONSUMER CYCLICAL                           82,769,886
                                                                   ------------
 CONSUMER NON-CYCLICAL--8.88%
        100      * 1-800-FLOWERS.COM, INC ........................        1,560
        520      * 7-ELEVEN, INC .................................        6,089
      9,299      * AMAZON.COM, INC ...............................      100,615
        600      * AMERICAN ITALIAN PASTA CO (CLASS A) ...........       25,218
     19,166        ANHEUSER-BUSCH COS, INC .......................      866,495
      1,836      * AUTOZONE, INC .................................      131,825
     89,600        AVON PRODUCTS, INC ............................    4,166,400
        400      * BARNES & NOBLE, INC ...........................       11,840
      8,184      * BEST BUY CO, INC ..............................      609,544
      3,406      * BJ'S WHOLESALE CLUB, INC ......................      150,205
        400        BLYTH, INC ....................................        9,300
      2,300      * CADIZ, INC ....................................       18,446
      5,100        CAMPBELL SOUP CO ..............................      152,337
      2,246      * CDW COMPUTER CENTERS, INC .....................      120,633
      1,700        CHURCH & DWIGHT CO, INC .......................       45,271
      2,329      * COACH, INC ....................................       90,784
        100        COCA-COLA BOTTLING CO CONSOLIDATED ............        3,786
     84,492        COCA-COLA CO ..................................    3,983,798
      3,213        COCA-COLA ENTERPRISES, INC ....................       60,854
     38,000        COLGATE-PALMOLIVE CO ..........................    2,194,500
        300      * CONSTELLATION BRANDS, INC (CLASS A) ...........       12,855
      1,300      * COST PLUS, INC ................................       34,450
      2,401      * COSTCO WHOLESALE CORP .........................      106,556
     17,255        CVS CORP ......................................      510,748
        500      * DEL MONTE FOODS CO ............................        4,255
      1,600        DELTA & PINE LAND CO ..........................       36,208
      2,100        DIAL CORP .....................................       36,015
      1,000        DREYER'S GRAND ICE CREAM, INC .................       38,510
        700      * DUANE READE, INC ..............................       21,245
        400      * ELECTRONICS BOUTIQUE HOLDINGS CORP ............       15,976
      4,500        ESTEE LAUDER COS (CLASS A) ....................      144,270
      6,200     b* ETOYS, INC ....................................           35
        500      * EXPEDIA, INC (CLASS A) ........................       20,305
        900      * FACTORY 2-U STORES, INC .......................       18,036
      1,500        FASTENAL CO ...................................       99,645
        788        FLEMING COS, INC ..............................       14,578
        994      * FTD.COM, INC ..................................        6,958
    133,220        GILLETTE CO ...................................    4,449,548
        178      * GREEN MOUNTAIN COFFEE, INC ....................        4,875
      1,300      * HAIN CELESTIAL GROUP, INC .....................       35,698
      6,496        HEINZ (H.J.) CO ...............................      267,116
      4,300        HERMAN MILLER, INC ............................      101,738
        600        HERSHEY FOODS CORP ............................       40,620
    329,290        HOME DEPOT, INC ...............................   16,797,083
      2,175      * INSIGHT ENTERPRISES, INC ......................       53,505
        205        J.M. SMUCKER CO ...............................        7,253
      5,200        KELLOGG CO ....................................      156,520
     32,674        KRAFT FOODS, INC (CLASS A) ....................    1,111,896
     39,691      * KROGER CO .....................................      828,351

   SHARES                                                              VALUE
   ------                                                              -----
        149      * LADENBURG THALMANN FINANCIAL SERVICES, INC .... $        130
     38,550        LOWE'S COS ....................................    1,789,106
        408        MCCORMICK & CO, INC (NON-VOTE) ................       17,124
      1,733      * NBTY, INC .....................................       20,276
        400        ONEIDA LTD ....................................        5,180
        300      * PC CONNECTION, INC ............................        4,449
      7,604        PEPSI BOTTLING GROUP, INC .....................      178,694
    136,942        PEPSICO, INC ..................................    6,667,706
      1,921      * PERRIGO CO ....................................       22,706
      3,100      * PETSMART, INC .................................       30,504
     92,046        PHILIP MORRIS COS, INC ........................    4,220,309
      5,412      * PRICELINE.COM, INC ............................       31,498
     12,595        PROCTER & GAMBLE CO ...........................      996,642
      8,759        RADIOSHACK CORP ...............................      263,646
        700      * REVLON, INC (CLASS A) .........................        4,662
     10,951      * RITE AID CORP .................................       55,412
     23,645      * SAFEWAY, INC ..................................      987,179
     16,773        SARA LEE CORP .................................      372,864
      1,200      * SKECHERS USA, INC (CLASS A) ...................       17,544
        600      * SLI, INC ......................................        1,566
     17,350      * STAPLES, INC ..................................      324,445
      1,000      * STAR SCIENTIFIC, INC ..........................        2,530
        800      * TICKETMASTER (CLASS B) ........................       13,112
        349        TOOTSIE ROLL INDUSTRIES, INC ..................       13,639
        600      * TRIARC COS, INC ...............................       14,580
        600      * TUESDAY MORNING CORP ..........................       10,854
      1,300        TUPPERWARE CORP ...............................       25,025
      1,100      * TWEETER HOME ENTERTAINMENT GROUP, INC .........       31,900
        300      * UNITED NATURAL FOODS, INC .....................        7,500
      3,400        UST, INC ......................................      119,000
        800     b* VALUE AMERICA, INC ............................            1
      1,347      * VALUEVISION INTERNATIONAL, INC (CLASS A) ......       26,388
        430        VECTOR GROUP LTD ..............................       14,126
    109,981        WALGREEN CO ...................................    3,701,960
      2,600      * WHOLE FOODS MARKET, INC .......................      113,256
        650      * WILD OATS MARKETS, INC ........................        6,455
        363        WINN-DIXIE STORES, INC ........................        5,173
      3,043        WRIGLEY (WM.) JR CO ...........................      156,319
        900      * YANKEE CANDLE CO, INC .........................       20,393
                                                                   ------------
                   TOTAL CONSUMER NON-CYCLICAL                       58,018,201
                                                                   ------------
 ENERGY--1.88%
     12,427        ANADARKO PETROLEUM CORP .......................      706,475
     43,817        APACHE CORP ...................................    2,185,592
        800      * ATWOOD OCEANICS, INC ..........................       27,880
     96,577        BAKER HUGHES, INC .............................    3,522,163
      1,600        BERRY PETROLEUM CO (CLASS A) ..................       25,120
      8,100      * BJ SERVICES CO ................................      262,845
      4,065        BURLINGTON RESOURCES, INC .....................      152,600
        700        CABOT OIL & GAS CORP (CLASS A) ................       16,835
      1,700      * CAL DIVE INTERNATIONAL, INC ...................       41,956
        200      * CALLON PETROLEUM CORP .........................        1,370
      1,625      * CAPSTONE TURBINE CORP .........................        8,791
        300        CARBO CERAMICS, INC ...........................       11,748
      8,100      * CHESAPEAKE ENERGY CORP ........................       53,541
        200      * CLAYTON WILLIAMS ENERGY, INC ..................        2,620
      2,750      * COOPER CAMERON CORP ...........................      110,990
      1,100      * DENBURY RESOURCES, INC ........................        8,041
     34,594        DIAMOND OFFSHORE DRILLING, INC ................    1,051,658
        700      * DRIL-QUIP, INC ................................       16,870
        732      * ENERGY PARTNERS LTD ...........................        5,527
      5,191        ENSCO INTERNATIONAL, INC ......................      128,996
      4,000        EOG RESOURCES, INC ............................      156,440
        900      * EVERGREEN RESOURCES, INC ......................       34,749
        730      * FOREST OIL CORP ...............................       20,593
      2,100        FRONTIER OIL CORP .............................       34,944


                       SEE NOTES TO FINANCIAL STATEMENTS

26   TIAA-CREF Mutual Funds  2001 Annual Report

        Statement of Investments - Growth Equity Fund - December 31, 2001
--------------------------------------------------------------------------------


   SHARES                                                              VALUE
   ------                                                              -----
 ENERGY--(CONTINUED)
        500      * GRANT PRIDECO, INC ............................ $      5,750
      9,800      * GREY WOLF, INC ................................       29,106
        985      * GULF ISLAND FABRICATION, INC ..................       12,322
     21,590        HALLIBURTON CO ................................      282,829
      3,700      * HANOVER COMPRESSOR CO .........................       93,462
     17,700        HELMERICH & PAYNE, INC ........................      590,826
        506        HOLLY CORP ....................................        9,741
        700      * HORIZON OFFSHORE, INC .........................        5,278
        600      * HOUSTON EXPLORATION CO ........................       20,148
        284      * HYDRIL CO .....................................        5,007
        200      * KCS ENERGY, INC ...............................          624
        272        KERR-MCGEE CORP ...............................       14,906
      6,000      * KEY ENERGY SERVICES, INC ......................       55,200
        400      * KEY PRODUCTION CO, INC ........................        6,800
      1,800      * MAVERICK TUBE CORP ............................       23,310
      1,900      * MERIDIAN RESOURCE CORP ........................        7,581
      1,100        MITCHELL ENERGY & DEVELOPMENT CORP (CLASS A) ..       58,630
      1,500        MURPHY OIL CORP ...............................      126,060
      6,200      * NABORS INDUSTRIES, INC ........................      212,846
      3,857      * NATIONAL-OILWELL, INC .........................       79,493
      1,900      * NEWFIELD EXPLORATION CO .......................       67,469
      5,400      * NOBLE DRILLING CORP ...........................      183,816
      4,708        OCEAN ENERGY, INC .............................       90,394
        100      * OCEANEERING INTERNATIONAL, INC ................        2,212
        629      * OSCA, INC .....................................       13,115
        373        PATINA OIL & GAS CORP .........................       10,258
      3,800      * PATTERSON-UTI ENERGY, INC .....................       88,578
      1,500      * PLAINS RESOURCES, INC .........................       36,915
      1,400        POGO PRODUCING CO .............................       36,778
      3,100      * PRIDE INTERNATIONAL, INC ......................       46,810
        900      * PRIMA ENERGY CORP .............................       19,575
      1,400      * PURE RESOURCES, INC ...........................       28,140
      1,144      * PYR ENERGY CORP ...............................        2,265
      3,300      * ROWAN COS, INC ................................       63,921
      1,144        RPC, INC ......................................       20,192
      2,400      * SMITH INTERNATIONAL, INC ......................      128,688
        828      * SPINNAKER EXPLORATION CO ......................       34,080
      1,400        ST. MARY LAND & EXPLORATION CO ................       29,666
      1,158      * STONE ENERGY CORP .............................       45,741
      3,100      * SUPERIOR ENERGY SERVICES, INC .................       26,815
        900      * SWIFT ENERGY CO ...............................       18,180
      1,100        TIDEWATER, INC ................................       37,290
        829      * TOM BROWN, INC ................................       22,391
      1,700      * UNIT CORP .....................................       21,930
        300      * UNIVERSAL COMPRESSION HOLDINGS, INC ...........        8,847
     41,335      * VARCO INTERNATIONAL, INC ......................      619,198
      1,500      * VERITAS DGC, INC ..............................       27,750
      1,700        VINTAGE PETROLEUM, INC ........................       24,565
      3,919      * WEATHERFORD INTERNATIONAL, INC ................      146,022
        206      * WESTPORT RESOURCES CORP .......................        3,574
        541      * W-H ENERGY SERVICES, INC ......................       10,306
      5,925        XTO ENERGY, INC ...............................      103,687
                                                                   ------------
                   TOTAL ENERGY                                      12,247,431
                                                                   ------------
 FINANCIAL SERVICES--7.16%
        900      * AFFILIATED MANAGERS GROUP, INC ................       63,430
     12,576        AFLAC, INC ....................................      308,867
        277        ALABAMA NATIONAL BANCORP ......................        9,338
        300        ALEXANDRIA REAL ESTATE EQUITIES, INC ..........       12,330
      1,816        ALLIED CAPITAL CORP ...........................       47,216
      5,423        AMERICAN EXPRESS CO ...........................      193,547
    196,704        AMERICAN INTERNATIONAL GROUP, INC .............   15,618,298
      3,671      * AMERICREDIT CORP ..............................      115,820
      5,200      * AMERITRADE HOLDINGS CORP (CLASS A) ............       30,784
      1,087     b* ANC RENTAL CORP ...............................           87

   SHARES                                                              VALUE
   ------                                                              -----
      1,000        ARCHSTONE-SMITH TRUST ......................... $     26,300
        748        ARROW FINANCIAL CORP ..........................       21,834
     14,200        BANK OF NEW YORK CO, INC ......................      579,360
      1,111        BB&T CORP .....................................       40,118
      1,000      * BLACKROCK, INC ................................       41,700
        439        BOSTON PRIVATE FINANCIAL HOLDINGS, INC ........        9,689
      2,800        BROWN & BROWN, INC ............................       76,440
     10,700        CAPITAL ONE FINANCIAL CORP ....................      577,265
      1,305      * CATELLUS DEVELOPMENT CORP .....................       24,012
        100        CATHAY BANCORP, INC ...........................        6,405
        586        CCBT FINANCIAL COS, INC .......................       13,830
      1,273      * CCC INFORMATION SERVICES GROUP, INC ...........        7,867
     54,121        CHARLES SCHWAB CORP ...........................      837,252
        500        CHATEAU COMMUNITIES, INC ......................       14,950
        100        CHELSEA PROPERTY GROUP, INC ...................        4,910
        500        CHITTENDEN CORP ...............................       13,800
      3,355      * CHOICEPOINT, INC ..............................      170,065
    155,601        CITIGROUP, INC ................................    7,854,738
        200        CITY BANK .....................................        4,792
        700        COMMERCE BANCORP, INC .........................       27,538
      1,254        CONNECTICUT BANCSHARES, INC ...................       32,416
      2,050        COUSINS PROPERTIES, INC .......................       49,938
      1,100        CRAWFORD & CO (CLASS B) .......................       12,892
      3,514        CROWN AMERICAN REALTY TRUST ...................       27,409
        900      * CSK AUTO CORP .................................        8,955
        990        CVB FINANCIAL CORP ............................       23,166
      1,571        DORAL FINANCIAL CORP ..........................       49,031
      6,454      * E*TRADE GROUP, INC ............................       66,154
        400        EAST WEST BANCORP, INC ........................       10,300
      3,100        EATON VANCE CORP ..............................      110,205
     62,827        FANNIE MAE ....................................    4,994,747
        224      * FEDERAL AGRICULTURAL MORTGAGE CORP (CLASS C) ..        9,072
        400        FEDERAL REALTY INVESTMENT TRUST ...............        9,200
      4,150        FEDERATED INVESTORS, INC (CLASS B) ............      132,302
     53,365        FIFTH THIRD BANCORP ...........................    3,272,875
        400      * FINANCIAL FEDERAL CORP ........................       12,500
        369        FINANCIAL INSTITUTIONS, INC ...................        8,635
        900        FIRST BANCORP (PUERTO RICO) ...................       25,650
        200        FIRST BUSEY CORP ..............................        4,296
        422        FIRST COMMUNITY BANCSHARES ....................       12,436
        250        FIRST MIDWEST BANCORP, INC ....................        7,298
     26,166        FREDDIE MAC ...................................    1,711,256
        500        FRONTIER FINANCIAL CORP .......................       13,080
        300      * GABELLI ASSET MANAGEMENT, INC (CLASS A) .......       12,960
      3,919        GALLAGHER (ARTHUR J.) & CO ....................      135,166
      2,600      * GARTNER, INC (CLASS A) ........................       30,394
      1,588      * GARTNER, INC (CLASS B) ........................       17,786
      1,100        GREATER BAY BANCORP ...........................       31,438
        728        HARLEYSVILLE NATIONAL CORP ....................       17,144
        800        HILB, ROGAL & HAMILTON CO .....................       44,840
      3,500        HOOPER HOLMES, INC ............................       31,325
      6,962        HOUSEHOLD INTERNATIONAL, INC ..................      403,378
      1,578        HUDSON UNITED BANCORP .........................       45,289
        500        INDEPENDENT BANK CORP (MASSACHUSETTS) .........       10,745
        453        INDEPENDENT BANK CORP (MICHIGAN) ..............       12,593
        125        INTERNATIONAL BANCSHARES CORP .................        5,269
      2,500      * INVESTMENT TECHNOLOGY GROUP, INC ..............       97,675
      1,700        INVESTORS FINANCIAL SERVICES CORP .............      112,557
      1,100      * ITT EDUCATIONAL SERVICES, INC .................       40,557
        650        JOHN NUVEEN CO (CLASS A) ......................       34,762
      2,957      * KNIGHT TRADING GROUP, INC .....................       32,586
      1,698      * LABRANCHE & CO, INC ...........................       58,513
     15,200        LEHMAN BROTHERS HOLDINGS, INC .................    1,015,360
        403        MAIN STREET BANKS, INC ........................        6,609
        800        MANUFACTURED HOME COMMUNITIES, INC ............       24,968


                       SEE NOTES TO FINANCIAL STATEMENTS

                                  2001 ANNUAL REPORT TIAA-CREF Mutual Funds   27

        Statement of Investments - Growth Equity Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 FINANCIAL SERVICES--(CONTINUED)
      7,283        MARSH & MCLENNAN COS, INC ..................... $    782,558
     35,752        MBNA CORP .....................................    1,258,470
        700        MEDALLION FINANCIAL CORP ......................        5,530
      1,805        METRIS COS, INC ...............................       46,407
        395        MIDWEST BANC HOLDINGS, INC ....................        8,394
        800        MILLS CORP ....................................       21,184
        200        MISSISSIPPI VALLEY BANCSHARES, INC ............        7,840
      2,916        MORGAN STANLEY DEAN WITTER & CO ...............      163,121
        659        NATIONAL PENN BANCSHARES, INC .................       14,498
      1,200      * NETBANK, INC ..................................       12,576
      1,249        NEUBERGER BERMAN, INC .........................       54,831
      2,910        NEW YORK COMMUNITY BANCORP, INC ...............       66,552
     32,651        NORTHERN TRUST CORP ...........................    1,966,243
          2        OLD NATIONAL BANCORP ..........................           51
        400        ORIENTAL FINANCIAL GROUP, INC .................        7,440
      1,000        PACIFIC CAPITAL BANCORP .......................       27,790
        500        PARK NATIONAL CORP ............................       46,375
        504        PENNSYLVANIA REAL ESTATE INVESTMENT TRUST .....       11,693
     14,481      * PROVIDIAN FINANCIAL CORP ......................       51,408
     17,561      * PRUDENTIAL FINANCIAL, INC .....................      582,850
        400        S & T BANCORP, INC ............................        9,712
        165        S.Y. BANCORP, INC .............................        5,495
        589        SANDY SPRING BANCORP, INC .....................       18,766
        398        SEACOAST BANKING CORP .........................       18,467
      3,570        SEI INVESTMENTS CO ............................      161,043
        800      * SOUTHWEST BANCORP OF TEXAS, INC ...............       24,216
      6,901        STATE STREET CORP .............................      360,577
        543        STERLING BANCORP ..............................       15,856
      1,650        STERLING BANCSHARES, INC ......................       20,658
        682        STERLING FINANCIAL CORP (PENNSYLVANIA) ........       16,614
        563        STILWELL FINANCIAL, INC .......................       15,325
        152        STUDENT LOAN CORP .............................       12,251
        647        SUFFOLK BANCORP ...............................       35,300
      9,063        SYNOVUS FINANCIAL CORP ........................      227,028
      2,100      * SYNTROLEUM CORP ...............................       14,910
        440        TEXAS REGIONAL BANCSHARES, INC (CLASS A) ......       16,654
        597        TOMPKINS TRUSTCO, INC .........................       24,029
        800        TOWN & COUNTRY TRUST ..........................       16,720
        520      * TRIAD GUARANTY, INC ...........................       18,860
        846        TROY FINANCIAL CORP ...........................       20,981
      3,634        TRUSTCO BANK CORP NY ..........................       45,679
        995        U.S. BANCORP ..................................       20,825
        803        UCBH HOLDINGS, INC ............................       22,837
        400        UNITED BANKSHARES, INC ........................       11,544
        400      * UNITED RENTALS, INC ...........................        9,080
      2,300      * UNITEDGLOBALCOM, INC (CLASS A) ................       11,500
      7,787        USA EDUCATION, INC ............................      654,264
      3,755        WADDELL & REED FINANCIAL, INC (CLASS A) .......      120,911
        900        WASHINGTON REAL ESTATE INVESTMENT TRUST .......       22,401
        826        WASHINGTON TRUST BANCORP, INC .................       15,694
        700        WESTAMERICA BANCORP ...........................       27,699
                                                                   ------------
                   TOTAL FINANCIAL SERVICES                          46,730,016
                                                                   ------------
 HEALTH CARE--24.88%
    170,893        ABBOTT LABORATORIES ...........................    9,527,285
      3,861      * ABGENIX, INC ..................................      129,884
        900      * ABIOMED, INC ..................................       14,238
      1,200      * ACCREDO HEALTH, INC ...........................       47,640
        700      * ACLARA BIOSCIENCES, INC .......................        3,549
      1,240      * ADOLOR CORP ...................................       22,258
      4,100      * ADVANCED TISSUE SCIENCES, INC .................       17,876
      4,400      * ADVANCEPCS ....................................      129,140
      1,964      * AFFYMETRIX, INC ...............................       74,141
        813      * AKSYS LTD .....................................        3,780
      1,200      * ALBANY MOLECULAR RESEARCH, INC ................       31,788

   SHARES                                                              VALUE
   ------                                                              -----
      1,000      * ALEXION PHARMACEUTICALS, INC .................. $     24,440
      3,200      * ALKERMES, INC .................................       84,352
      6,648        ALLERGAN, INC .................................      498,932
      1,300      * ALLSCRIPTS HEALTHCARE SOLUTIONS, INC ..........        4,212
      1,015        ALPHARMA, INC (CLASS A) .......................       26,847
        625      * AMERICAN HEALTHWAYS, INC ......................       19,963
     65,950        AMERICAN HOME PRODUCTS CORP ...................    4,046,692
        843      * AMERICAN MEDICAL SYSTEMS HOLDINGS, INC ........       17,442
        968      * AMERIPATH, INC ................................       30,986
      3,025        AMERISOURCEBERGEN CORP ........................      192,239
    214,425      * AMGEN, INC ....................................   12,102,147
        969      * AMSURG CORP ...................................       26,337
      3,300      * AMYLIN PHARMACEUTICALS, INC ...................       30,162
      2,927      * ANDRX CORP ....................................      206,090
     32,265      * ANTHEM, INC ...................................    1,597,118
        100      * ANTIGENICS, INC ...............................        1,640
        900      * APHTON CORP ...................................       13,140
      2,218      * APOGENT TECHNOLOGIES, INC .....................       57,224
     10,596        APPLERA CORP (APPLIED BIOSYSTEMS GROUP) .......      416,105
        200      * APPLIED MOLECULAR EVOLUTION ...................        2,462
      2,300      * APRIA HEALTHCARE GROUP, INC ...................       57,477
        381      * ARENA PHARMACEUTICALS, INC ....................        4,583
      1,700      * ARIAD PHARMACEUTICALS, INC ....................        9,061
        673      * ARQULE, INC ...................................       11,441
        100      * ARRAY BIOPHARMA, INC ..........................        1,486
      1,400      * ARTHROCARE CORP ...............................       25,102
        300      * ASPECT MEDICAL SYSTEMS, INC ...................        3,000
        620      * ATRIX LABORATORIES, INC .......................       12,778
      1,300      * ATS MEDICAL, INC ..............................        6,890
      2,700      * AVANIR PHARMACEUTICALS (CLASS A) ..............       11,502
      3,400      * AVANT IMMUNOTHERAPEUTICS, INC .................       13,634
      1,000      * AVIGEN, INC ...................................       11,510
      1,400      * AVIRON ........................................       69,622
      1,330      * BARR LABORATORIES, INC ........................      105,549
    116,156        BAXTER INTERNATIONAL, INC .....................    6,229,446
      1,770        BECKMAN COULTER, INC ..........................       78,411
      7,293      * BIOGEN, INC ...................................      418,254
      1,100      * BIOMARIN PHARMACEUTICAL, INC ..................       14,784
     13,344        BIOMET, INC ...................................      412,330
        900      * BIOPURE CORP ..................................       12,789
        700      * BIOSITE, INC ..................................       12,859
        200      * BIOSPHERE MEDICAL, INC ........................        2,254
      3,400      * BIO-TECHNOLOGY GENERAL CORP ...................       27,982
        500      * BONE CARE INTERNATIONAL, INC ..................        8,565
      2,819      * BOSTON SCIENTIFIC CORP ........................       67,994
     68,563        BRISTOL-MYERS SQUIBB CO .......................    3,496,713
      1,026      * BRITESMILE, INC ...............................        5,130
      1,800      * BRUKER DALTONICS, INC .........................       29,430
        400      * CALIPER TECHNOLOGIES CORP .....................        6,244
     94,357        CARDINAL HEALTH, INC ..........................    6,101,124
      2,400      * CARDIODYNAMICS INTERNATIONAL CORP .............       15,864
     11,718      * CAREMARK RX, INC ..............................      191,121
      3,900      * CELGENE CORP ..................................      124,488
      1,500      * CELL PATHWAYS, INC ............................       10,440
      1,700      * CELL THERAPEUTICS, INC ........................       41,038
      2,090      * CEPHALON, INC .................................      157,973
      1,300      * CERNER CORP ...................................       64,909
        400      * CERUS CORP ....................................       18,300
      1,589      * CHARLES RIVER LABORATORIES INTERNATIONAL, INC .       53,200
      4,800      * CHIRON CORP ...................................      210,432
        601      * CIMA LABS, INC ................................       21,726
        800      * CIPHERGEN BIOSYSTEMS, INC .....................        6,400
        300      * CLOSURE MEDICAL CORP ..........................        7,008
        448      * COHERENT, INC .................................       13,852
      1,200      * COLUMBIA LABORATORIES, INC ....................        4,140


                       SEE NOTES TO FINANCIAL STATEMENTS

28  TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

        Statement of Investments - Growth Equity Fund - December 31, 2001
--------------------------------------------------------------------------------
   SHARES                                                              VALUE
   ------                                                              -----
 HEALTH CARE--(CONTINUED)
      1,744      * COMMUNITY HEALTH SYSTEMS ...................... $     44,472
      1,500      * COMPUTERIZED THERMAL IMAGING, INC .............        2,325
        834      * CONCEPTUS, INC ................................       19,682
      1,900      * CONNETICS CORP ................................       22,610
        900        COOPER COS, INC ...............................       44,982
      2,644      * COR THERAPEUTICS, INC .........................       63,271
      2,303      * CORIXA CORP ...................................       34,706
        750      * CORVEL CORP ...................................       24,563
      1,990      * COVANCE, INC ..................................       45,173
      1,050      * CRYOLIFE, INC .................................       31,500
      1,500      * CUBIST PHARMACEUTICALS, INC ...................       53,940
      2,100      * CURAGEN CORP ..................................       46,977
      1,000      * CV THERAPEUTICS, INC ..........................       52,020
      1,200      * CYBERONICS, INC ...............................       31,836
      1,000      * CYGNUS, INC ...................................        5,250
      5,200      * CYTOGEN CORP ..................................       15,652
      5,957      * CYTYC CORP ....................................      155,478
        500        DATASCOPE CORP ................................       16,960
      3,117      * DAVITA, INC ...................................       76,211
      1,344      * DECODE GENETICS, INC ..........................       13,171
        903      * DELTAGEN, INC .................................        8,308
        200      * DENDREON CORP .................................        2,014
      1,264      * DENDRITE INTERNATIONAL, INC ...................       17,734
      1,094        DENTSPLY INTERNATIONAL, INC ...................       54,919
        900        DIAGNOSTIC PRODUCTS CORP ......................       39,555
        139      * DIANON SYSTEMS, INC ...........................        8,451
        700      * DIGENE CORP ...................................       20,650
        400      * DIVERSA CORP ..................................        5,660
        500      * DURECT CORP ...................................        5,795
        800      * DUSA PHARMACEUTICALS, INC .....................        6,440
        530      * DYAX CORP .....................................        5,814
        295      * DYNACQ INTERNATIONAL, INC .....................        6,570
      2,562      * ECLIPSYS CORP .................................       42,914
        980      * EDWARDS LIFESCIENCES CORP .....................       27,077
      1,800        ELAN CORP PLC (CONTINGENT VALUE RTS) ..........          239
        400      * ENDO PHARMACEUTICALS HOLDINGS, INC ............        4,668
        500      * ENDO PHARMACEUTICALS HOLDINGS, INC WTS 12/31/02          390
      1,000      * ENDOCARE, INC .................................       17,930
      1,300      * ENTREMED, INC .................................       10,985
      1,311      * ENZO BIOCHEM, INC .............................       30,809
      2,082      * ENZON, INC ....................................      117,175
      1,252      * ESPERION THERAPEUTICS, INC ....................        9,202
        100      * EXACT SCIENCES CORP ...........................        1,026
      1,299      * EXELIXIS, INC .................................       21,589
      3,878      * EXPRESS SCRIPTS, INC ..........................      181,335
      4,600      * FIRST HEALTH GROUP CORP .......................      113,804
        702      * FIRST HORIZON PHARMACEUTICAL ..................       20,632
      1,300      * FISHER SCIENTIFIC INTERNATIONAL, INC ..........       37,960
      8,838      * FOREST LABORATORIES, INC ......................      724,274
      1,181      * GENAISSANCE PHARMACEUTICALS ...................        5,492
      1,800      * GENE LOGIC, INC ...............................       33,912
     26,300      * GENENTECH, INC ................................    1,426,775
      1,400      * GENOME THERAPEUTICS CORP ......................        9,534
        885      * GENSTAR THERAPEUTICS CORP .....................        2,186
      1,400      * GENTA, INC ....................................       19,922
      9,905      * GENZYME CORP (GENERAL DIVISION) ...............      592,913
        993      * GENZYME CORP (MOLECULAR ONCOLOGY DIVISION) ....        7,944
      1,300      * GERON CORP ....................................       11,310
      4,838      * GILEAD SCIENCES, INC ..........................      317,953
     81,300        GLAXOSMITHKLINE PLC ADR .......................    4,050,366
     15,223      * GUIDANT CORP ..................................      758,105
     62,884      * GUILFORD PHARMACEUTICALS, INC .................      754,608
      1,100      * HAEMONETICS CORP ..............................       37,312
      3,678        HCA, INC ......................................      141,750

   SHARES                                                              VALUE
   ------                                                              -----
      5,421      * HEALTH MANAGEMENT ASSOCIATES, INC (CLASS A) ... $     99,746
      6,411      * HUMAN GENOME SCIENCES, INC ....................      216,179
        700      * HYSEQ, INC ....................................        5,404
      2,086        ICN PHARMACEUTICALS, INC ......................       69,881
      2,431      * ICOS CORP .....................................      139,637
      5,727      * IDEC PHARMACEUTICALS CORP .....................      394,762
      2,000      * IDEXX LABORATORIES, INC .......................       57,020
        800      * IDX SYSTEMS CORP ..............................       10,408
        700      * IGEN INTERNATIONAL, INC .......................       28,070
      1,500      * ILEX ONCOLOGY, INC ............................       40,560
        100      * ILLUMINA, INC .................................        1,176
        774      * I-MANY, INC ...................................        7,469
      2,962      * IMCLONE SYSTEMS, INC ..........................      137,615
      1,600      * IMMUNE RESPONSE CORP ..........................        2,144
     16,000      * IMMUNEX CORP ..................................      443,360
      2,400      * IMMUNOGEN, INC ................................       39,792
      2,200      * IMMUNOMEDICS, INC .............................       44,572
        900      * IMPATH, INC ...................................       40,059
        700      * IMPAX LABORATORIES, INC .......................        9,408
     14,453        IMS HEALTH, INC ...............................      281,978
        800      * INAMED CORP ...................................       24,056
      3,600      * INCYTE GENOMICS, INC ..........................       70,416
      2,266      * INHALE THERAPEUTIC SYSTEMS, INC ...............       42,034
      1,100      * INKINE PHARMACEUTICAL CO, INC .................        1,716
      1,067      * INSMED, INC ...................................        4,076
        100      * INSPIRE PHARMACEUTICALS, INC ..................        1,409
        330      * INTEGRA LIFESCIENCES HOLDING ..................        8,692
      1,221      * INTERMUNE, INC ................................       60,146
      1,304      * INTERNEURON PHARMACEUTICALS, INC ..............       14,461
      1,052      * INTUITIVE SURGICAL, INC .......................       10,552
        300        INVACARE CORP .................................       10,113
      2,738      * INVITROGEN CORP ...............................      169,564
      2,300      * ISIS PHARMACEUTICALS, INC .....................       51,037
      1,100      * I-STAT CORP ...................................        8,679
      7,789      * IVAX CORP .....................................      156,870
    232,681        JOHNSON & JOHNSON .............................   13,751,447
        435      * KENDLE INTERNATIONAL, INC .....................        8,770
     68,258      * KING PHARMACEUTICALS, INC .....................    2,875,710
        500      * KOS PHARMACEUTICALS, INC ......................       17,300
        100      * KOSAN BIOSCIENCES, INC ........................          799
      1,200      * KV PHARMACEUTICAL CO (CLASS B) ................       38,952
      2,011      * LA JOLLA PHARMACEUTICAL CO ....................       17,978
     15,800      * LABORATORY CORP OF AMERICA HOLDINGS ...........    1,277,430
        775        LANDAUER, INC .................................       26,234
        100      * LARGE SCALE BIOLOGY CORP ......................          450
      1,526      * LEXICON GENETICS, INC .........................       17,610
      2,200      * LIFEPOINT HOSPITALS, INC ......................       74,888
      2,600      * LIGAND PHARMACEUTICALS, INC (CLASS B) .........       46,540
     39,559        LILLY (ELI) & CO ..............................    3,106,964
      4,700      * LINCARE HOLDINGS, INC .........................      134,655
        400      * LUMINEX CORP ..................................        6,784
        617      * MAGELLAN HEALTH SERVICES, INC .................        3,918
      1,600      * MATRIX PHARMACEUTICALS, INC ...................        2,512
        700      * MAXIMUS, INC ..................................       29,442
        700      * MAXYGEN, INC ..................................       12,299
      2,021        MCKESSON CORP .................................       75,585
      3,845      * MEDAREX, INC ..................................       69,056
        100      * MED-DESIGN CORP ...............................        1,970
        650      * MEDICINES CO ..................................        7,534
      1,340      * MEDICIS PHARMACEUTICAL CORP (CLASS A) .........       86,551
     10,690      * MEDIMMUNE, INC ................................      495,482
        864      * MEDQUIST, INC .................................       25,272
    171,299        MEDTRONIC, INC ................................    8,772,222
      1,300        MENTOR CORP ...................................       37,128
    112,492        MERCK & CO, INC ...............................    6,614,530


                       SEE NOTES TO FINANCIAL STATEMENTS

                                  2001 ANNUAL REPORT  TIAA-CREF Mutual Funds  29

        Statement of Investments - Growth Equity Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 HEALTH CARE--(CONTINUED)
      1,000      * MGI PHARMA, INC ............................... $     15,280
      1,600      * MID ATLANTIC MEDICAL SERVICES, INC ............       36,320
     11,126      * MILLENNIUM PHARMACEUTICALS, INC ...............      272,698
      2,355        MILLIPORE CORP ................................      142,949
        900      * MIRAVANT MEDICAL TECHNOLOGIES .................        8,649
        800      * MOLECULAR DEVICES CORP ........................       16,696
      2,700        MYLAN LABORATORIES, INC .......................      101,250
      1,200      * MYRIAD GENETICS, INC ..........................       63,168
      2,000      * NABI ..........................................       20,640
      1,000      * NANOGEN, INC ..................................        5,770
        349      * NATIONAL HEALTHCARE CORP ......................        5,364
        200      * NEOPHARM, INC .................................        5,010
        700      * NEOSE TECHNOLOGIES, INC .......................       25,634
      1,300      * NEUROCRINE BIOSCIENCES, INC ...................       66,703
        900      * NEUROGEN CORP .................................       15,732
      1,300      * NOVEN PHARMACEUTICALS, INC ....................       23,075
      1,300      * NOVOSTE CORP ..................................       11,362
      1,500      * NPS PHARMACEUTICALS, INC ......................       57,450
        600      * OCULAR SCIENCES, INC ..........................       13,980
        900        OMNICARE, INC .................................       22,392
      1,200      * ON ASSIGNMENT, INC ............................       27,564
        200      * ONYX PHARMACEUTICALS, INC .....................        1,024
        500      * ORASURE TECHNOLOGIES, INC .....................        6,075
      2,715      * ORCHID BIOSCIENCES, INC .......................       14,933
      2,350      * ORGANOGENESIS, INC ............................       11,280
      2,000      * ORTHODONTIC CENTERS OF AMERICA, INC ...........       61,000
      1,800      * OSI PHARMACEUTICALS, INC ......................       82,332
        798        OWENS & MINOR, INC ............................       14,763
      4,676      * OXFORD HEALTH PLANS, INC ......................      140,935
        300      * PARADIGM GENETICS, INC ........................        1,710
      2,600      * PATTERSON DENTAL CO ...........................      106,418
      1,733      * PER SE TECHNOLOGIES, INC ......................       18,630
      6,200      * PEREGRINE PHARMACEUTICALS, INC ................       21,266
    806,998        PFIZER, INC ...................................   32,158,870
      2,000      * PHARMACEUTICAL PRODUCT DEVELOPMENT, INC .......       64,620
        754      * PHARMACEUTICAL RESOURCES, INC .................       25,485
    310,928        PHARMACIA CORP ................................   13,261,079
      1,300      * PHARMACOPEIA, INC .............................       18,057
        816      * PHARMACYCLICS, INC ............................        8,111
        700      * POLYMEDICA CORP ...............................       11,620
        300      * POSSIS MEDICAL, INC ...........................        5,226
        815      * POZEN, INC ....................................        4,279
      2,346      * PRAECIS PHARMACEUTICALS, INC ..................       13,654
      1,200      * PRIORITY HEALTHCARE CORP (CLASS B) ............       42,228
      1,800      * PROCURENET, INC ...............................          270
      4,334      * PROTEIN DESIGN LABS, INC ......................      142,155
      1,750      * PROVINCE HEALTHCARE CO ........................       54,005
      3,634      * QUEST DIAGNOSTICS, INC ........................      260,594
      2,982      * QUINTILES TRANSNATIONAL CORP ..................       47,861
      1,500      * REGENERON PHARMACEUTICALS, INC ................       42,240
        900      * REHABCARE GROUP, INC ..........................       26,640
      2,700      * RENAL CARE GROUP, INC .........................       86,670
      2,000      * RESMED, INC ...................................      107,840
      1,300      * RESPIRONICS, INC ..............................       45,032
        500      * RIBOZYME PHARMACEUTICALS, INC .................        2,285
      1,422      * RIGEL PHARMACEUTICALS, INC ....................        6,612
        200      * SANGAMO BIOSCIENCES, INC ......................        1,868
      1,000      * SANGSTAT MEDICAL CORP .........................       19,640
    167,625        SCHERING-PLOUGH CORP ..........................    6,002,651
      2,012      * SCIOS, INC ....................................       47,825
      3,400      * SEPRACOR, INC .................................      194,004
      1,100      * SEQUENOM, INC .................................       11,737
        579      * SEROLOGICALS CORP .............................       12,449
      2,900      * SICOR, INC ....................................       45,472

   SHARES                                                              VALUE
   ------                                                              -----
        500      * SONOSITE, INC ................................. $     12,845
      4,056      * ST. JUDE MEDICAL, INC .........................      314,948
        800      * STERICYCLE, INC ...............................       48,704
      2,596      * STERIS CORP ...................................       47,429
      6,736        STRYKER CORP ..................................      393,180
        200      * SUNRISE ASSISTED LIVING, INC ..................        5,822
      1,400      * SUPERGEN, INC .................................       20,048
        800      * SURMODICS, INC ................................       29,168
      1,100      * SYNCOR INTERNATIONAL CORP .....................       31,504
        800      * TANOX, INC ....................................       14,802
      1,900      * TARGETED GENETICS CORP ........................        5,149
      2,502      * TECHNE CORP ...................................       92,199
      1,000      * TELIK, INC ....................................       13,500
     76,562      * TENET HEALTHCARE CORP .........................    4,495,721
      2,800      * TEXAS BIOTECHNOLOGY CORP ......................       18,200
      1,100      * THERAGENICS CORP ..............................       10,846
      1,701      * THORATEC CORP .................................       28,917
      1,500      * TITAN PHARMACEUTICALS, INC ....................       14,715
      1,200      * TRANSKARYOTIC THERAPIES, INC ..................       51,360
      1,200      * TRIAD HOSPITALS, INC ..........................       35,220
      1,100      * TRIANGLE PHARMACEUTICALS, INC .................        4,411
      1,000      * TRIMERIS, INC .................................       44,970
      1,182      * TRIPATH IMAGING, INC ..........................        8,900
        800      * TULARIK, INC ..................................       19,216
        900      * UNITED THERAPEUTICS CORP ......................        9,369
     39,373        UNITEDHEALTH GROUP, INC .......................    2,786,427
      1,400      * UNIVERSAL HEALTH SERVICES, INC (CLASS B) ......       59,892
        736      * UROLOGIX, INC .................................       14,757
      2,000      * VALENTIS, INC .................................        6,200
      1,800      * VARIAN MEDICAL SYSTEMS, INC ...................      128,268
      1,700      * VARIAN, INC ...................................       55,148
      3,100      * VASOMEDICAL, INC ..............................       11,470
        200      * VAXGEN, INC ...................................        2,320
        600      * VENTANA MEDICAL SYSTEMS, INC ..................       13,572
      4,100        VENTAS, INC ...................................       47,150
      1,133      * VENTIV HEALTH, INC ............................        4,147
        738      * VERSICOR, INC .................................       15,018
      3,524      * VERTEX PHARMACEUTICALS, INC ...................       86,655
        200      * VIASYS HEALTHCARE, INC ........................        4,042
      1,300      * VICAL, INC ....................................       15,912
      2,370      * VIDAMED, INC ..................................       18,533
        808      * VIROPHARMA, INC ...............................       18,544
      2,900      * VISX, INC .....................................       38,425
      6,711      * WATERS CORP ...................................      260,051
      5,325      * WATSON PHARMACEUTICALS, INC ...................      167,152
      5,835      * WEBMD CORP ....................................       41,195
        531      * WELLPOINT HEALTH NETWORKS, INC ................       62,047
        800        X-RITE, INC ...................................        6,808
      6,236      * ZIMMER HOLDINGS, INC ..........................      190,446
        500      * ZOLL MEDICAL CORP .............................       19,470
                                                                   ------------
                   TOTAL HEALTH CARE                                162,516,720
                                                                   ------------
 OTHER--2.62%
        400      * 4KIDS ENTERTAINMENT, INC ......................        8,010
      1,210      * ACACIA RESEARCH CORP ..........................       13,395
      1,200      * ADMINISTAFF, INC ..............................       32,892
        800        BRADY CORP (CLASS A) ..........................       29,280
        800      * BRIGHT HORIZONS FAMILY SOLUTIONS, INC .........       22,392
      2,600      * CAREER EDUCATION CORP .........................       89,128
     24,213      * CENDANT CORP ..................................      474,817
      1,955      * CGI GROUP, INC ................................       14,760
      5,590        CINTAS CORP ...................................      268,320
        600      * CORINTHIAN COLLEGES, INC ......................       24,534
      1,700      * CORPORATE EXECUTIVE BOARD CO ..................       62,390
        552      * COSTAR GROUP, INC .............................       13,254
      2,907      * DEVRY, INC ....................................       82,704


                       SEE NOTES TO FINANCIAL STATEMENTS

30  TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

        Statement of Investments - Growth Equity Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 OTHER--(CONTINUED)
        200        DOVER CORP .................................... $      7,414
      1,000      * EDISON SCHOOLS, INC ...........................       19,650
      1,200      * EDUCATION MANAGEMENT CORP .....................       43,500
      3,995      * EXULT, INC ....................................       64,120
        600      * FIRST CONSULTING GROUP, INC ...................        9,300
        300      * FORRESTER RESEARCH, INC .......................        6,042
      1,312      * GENTIVA HEALTH SERVICES, INC ..................       28,798
      1,100      * GETTY IMAGES, INC .............................       25,278
      1,500      * GTECH HOLDINGS CORP ...........................       67,935
      4,020        H & R BLOCK, INC ..............................      179,694
        500        HARLAND (JOHN H.) CO ..........................       11,050
          2        HAVAS ADVERTISING ADR .........................           15
      1,100      * HEIDRICK & STRUGGLES INTERNATIONAL, INC .......       19,965
      3,484        HONEYWELL INTERNATIONAL, INC ..................      117,829
        400      * HOTEL RESERVATIONS NETWORK, INC (CLASS A) .....       18,400
      1,200      * HOTJOBS.COM LTD ...............................       12,468
        800      * INFOUSA, INC ..................................        5,552
        582      * ITRON, INC ....................................       17,635
      2,400      * KORN/FERRY INTERNATIONAL ......................       25,560
        300      * MANAGEMENT NETWORK GROUP, INC .................        2,070
      1,600        MATTHEWS INTERNATIONAL CORP (CLASS A) .........       39,328
        200        MCGRATH RENTCORP ..............................        7,504
        600      * MEMBERWORKS, INC ..............................        8,406
      6,840        MOODY'S CORP ..................................      272,642
        900      * MPS GROUP, INC ................................        6,426
        800      * NCO GROUP, INC ................................       18,320
        700      * PREPAID LEGAL SERVICES, INC ...................       15,330
        600      * PROQUEST CO ...................................       20,346
        900      * R.H. DONNELLEY CORP ...........................       26,145
      7,741      * ROBERT HALF INTERNATIONAL, INC ................      206,685
      1,200        ROLLINS, INC ..................................       24,000
        627      * SCHOOL SPECIALTY, INC .........................       14,346
        300      * SPX CORP ......................................       41,070
        400      * STARTEK, INC ..................................        7,580
        500        STRAYER EDUCATION, INC ........................       24,360
      1,400      * SYMYX TECHNOLOGIES, INC .......................       29,736
     24,273        SYSCO CORP ....................................      636,438
        378        TALX CORP .....................................        9,442
        500      * TEJON RANCH CO ................................       11,955
      1,300      * TELETECH HOLDINGS, INC ........................       18,629
      8,600      * TERREMARK WORLDWIDE, INC ......................        4,902
      4,014      * TMP WORLDWIDE, INC ............................      172,201
        800      * TRAVELOCITY.COM, INC ..........................       22,968
    211,271        TYCO INTERNATIONAL LTD ........................   12,443,862
        700      * UNIROYAL TECHNOLOGY CORP ......................        2,240
        300      * UNITED STATIONERS, INC ........................       10,095
     18,393        UNITED TECHNOLOGIES CORP ......................    1,188,740
        800        VIAD CORP .....................................       18,944
        400      * WACKENHUT CORP (CLASS A) ......................        9,920
                                                                   ------------
                   TOTAL OTHER                                       17,130,711
                                                                   ------------
 PRODUCER DURABLES--7.05%
      2,271      * ALLIED WASTE INDUSTRIES, INC ..................       31,930
      2,100        AMETEK, INC ...................................       66,969
        800      * ASTEC INDUSTRIES, INC .........................       11,568
        351      * BEACON POWER CORP .............................          456
        500        BRIGGS & STRATTON CORP ........................       21,350
        800      * BROOKS AUTOMATION, INC ........................       32,536
         97      * CATALYTICA ENERGY SYSTEMS, INC ................          443
      1,300      * COINSTAR, INC .................................       32,500
      1,277      * COVANTA ENERGY CORP ...........................        5,772
        700      * CUNO, INC .....................................       21,350
      3,985        DANAHER CORP ..................................      240,335
        681      * DYCOM INDUSTRIES, INC .........................       11,380
      1,268        EATON CORP ....................................       94,352

   SHARES                                                              VALUE
   ------                                                              -----
      1,532      * EMEX CORP ..................................... $      4,749
      1,655        FEDERAL SIGNAL CORP ...........................       36,857
        731      * FLOWSERVE CORP ................................       19,452
        300        FRANKLIN ELECTRIC CO, INC .....................       24,600
      1,400      * FUELCELL ENERGY, INC ..........................       25,396
  1,096,391        GENERAL ELECTRIC CO ...........................   43,943,335
        219      * GLOBAL POWER EQUIPMENT GROUP, INC .............        3,296
        478        GORMAN-RUPP CO ................................       12,834
      1,122      * HEADWATERS, INC ...............................       12,858
        700        IDEX CORP .....................................       24,150
         74      * IMAGISTICS INTERNATIONAL, INC .................          914
        800        LINDSAY MANUFACTURING CO ......................       15,480
      1,000      * LITTELFUSE, INC ...............................       26,240
      1,150        MANITOWOC CO, INC .............................       35,765
      1,400      * MECHANICAL TECHNOLOGY, INC ....................        3,836
      6,480        MINNESOTA MINING & MANUFACTURING CO ...........      765,977
      1,600      * NATIONAL INSTRUMENTS CORP .....................       59,936
      4,000      * NEWPARK RESOURCES, INC ........................       31,600
        800        NORDSON CORP ..................................       21,128
        300      * PEMSTAR, INC ..................................        3,600
        312        PHILADELPHIA SUBURBAN CORP ....................        7,036
        800      * PHOTON DYNAMICS, INC ..........................       36,520
        927        PITNEY BOWES, INC .............................       34,864
        800      * PLUG POWER, INC ...............................        6,992
      3,000      * POWER-ONE, INC ................................       31,230
        600      * QUANTA SERVICES, INC ..........................        9,258
      1,600      * RAYOVAC CORP ..................................       28,160
      1,100        ROCKWELL COLLINS, INC .........................       21,450
      1,600        ROPER INDUSTRIES, INC .........................       79,200
        600      * SAGE, INC .....................................       22,242
        489        STEWART & STEVENSON SERVICES, INC .............        9,198
        400        TENNANT CO ....................................       14,840
      2,625      * TETRA TECH, INC ...............................       52,264
        246      * TRC COS, INC ..................................       12,300
        100      * TRIKON TECHNOLOGIES, INC ......................        1,175
      2,100      * VALENCE TECHNOLOGY, INC .......................        7,077
        500        VALMONT INDUSTRIES, INC .......................        7,230
        462        WABTEC CORP ...................................        5,683
        900      * WASTE CONNECTIONS, INC ........................       27,891
                                                                   ------------
                   TOTAL PRODUCER DURABLES                           46,057,554
                                                                   ------------
 TECHNOLOGY--31.30%
      7,195      * 3COM CORP .....................................       45,904
      1,700      * 3DO CO ........................................        3,536
      1,100      * ACTEL CORP ....................................       21,901
      6,316      * ACTERNA CORP ..................................       24,948
      1,578      * ACTIVISION, INC ...............................       41,044
      2,700      * ACTUATE CORP ..................................       14,229
        862      * ACXIOM CORP ...................................       15,059
        395      * ADAPTEC, INC ..................................        5,728
      2,500     b* ADAPTIVE BROADBAND CORP .......................           10
     12,359      * ADC TELECOMMUNICATIONS, INC ...................       56,851
     11,838        ADOBE SYSTEMS, INC ............................      367,570
        293      * ADTRAN, INC ...................................        7,477
      2,800      * ADVANCED DIGITAL INFORMATION CORP .............       44,912
        900      * ADVANCED ENERGY INDUSTRIES, INC ...............       23,976
      2,140      * ADVANCED FIBRE COMMUNICATIONS, INC ............       37,814
     12,400      * ADVANCED MICRO DEVICES, INC ...................      196,664
      1,521      * ADVENT SOFTWARE, INC ..........................       75,974
      3,150      * AEROFLEX, INC .................................       59,630
        900      * AETHER SYSTEMS, INC ...........................        8,280
      2,263      * AFFILIATED COMPUTER SERVICES, INC (CLASS A) ...      240,172
    309,838      * AGERE SYSTEMS, INC (CLASS A) ..................    1,762,978
      1,600      * AGILE SOFTWARE CORP ...........................       27,552
      7,995      * AGILENT TECHNOLOGIES, INC .....................      227,937
      1,862      * AKAMAI TECHNOLOGIES, INC ......................       11,060


                       SEE NOTES TO FINANCIAL STATEMENTS

                                  2001 ANNUAL REPORT  TIAA-CREF Mutual Funds  31

        Statement of Investments - Growth Equity Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 TECHNOLOGY--(CONTINUED)
        200      * ALLOY, INC .................................... $      4,306
      2,300      * ALPHA INDUSTRIES, INC .........................       50,140
     74,057      * ALTERA CORP ...................................    1,571,490
     33,787      * AMDOCS LTD ....................................    1,147,744
        100      * AMERICA ONLINE LATIN AMERICA, INC (CLASS A) ...          455
      2,300      * AMERICAN MANAGEMENT SYSTEMS, INC ..............       41,584
      1,300      * AMERICAN SUPERCONDUCTOR CORP ..................       15,938
      5,126      * AMKOR TECHNOLOGY, INC .........................       82,170
      2,100      * AMPHENOL CORP (CLASS A) .......................      100,905
      1,592      * ANADIGICS, INC ................................       24,278
     93,881      * ANALOG DEVICES, INC ...........................    4,167,378
      1,200      * ANAREN MICROWAVE, INC .........................       20,784
      1,108      * ANDREW CORP ...................................       24,254
        100      * ANSOFT CORP ...................................        1,460
      1,300      * ANSWERTHINK, INC ..............................        8,489
      1,000      * APAC CUSTOMER SERVICES, INC ...................        2,600
    127,250      * APPLIED MATERIALS, INC ........................    5,102,725
     74,038      * APPLIED MICRO CIRCUITS CORP ...................      838,110
      1,400      * AREMISSOFT CORP ...............................        1,372
      4,930      * ARIBA, INC ....................................       30,369
        468      * ARRIS GROUP, INC ..............................        4,568
      2,430      * ART TECHNOLOGY GROUP, INC .....................        8,456
         40      * ARTEMIS INTERNATIONAL SOLUTIONS CORP ..........            2
        942      * ARTESYN TECHNOLOGIES, INC .....................        8,770
     14,599      * ASCENTIAL SOFTWARE CORP .......................       59,126
        600      * ASIAINFO HOLDINGS, INC ........................       10,452
         57      * ASML HOLDING NV (NEW YORK SHS) ................          972
      1,234      * ASPECT COMMUNICATIONS CORP ....................        4,788
      1,800      * ASPEN TECHNOLOGY, INC .........................       30,240
        699      * ASTROPOWER, INC ...............................       28,261
      1,652      * ASYST TECHNOLOGIES, INC .......................       21,080
      7,258     b* AT HOME CORP (SERIES A) .......................           42
     10,024      * ATMEL CORP ....................................       73,877
      1,600      * ATMI, INC .....................................       38,160
      1,939      * AUSPEX SYSTEMS, INC ...........................        3,490
        463        AUTODESK, INC .................................       17,256
     64,326        AUTOMATIC DATA PROCESSING, INC ................    3,788,801
      1,100      * AVANEX CORP ...................................        6,490
      1,500      * AVANT! CORP ...................................       30,735
     14,466      * AVAYA, INC ....................................      175,762
      1,406      * AVICI SYSTEMS, INC ............................        4,091
      2,481      * AVOCENT CORP ..................................       60,164
        200        AVX CORP ......................................        4,718
        529      * AWARE, INC ....................................        4,391
      5,074      * AXCELIS TECHNOLOGIES, INC .....................       65,404
      1,183      * AXT, INC ......................................       17,071
        750      * BARRA, INC ....................................       35,318
     91,606      * BEA SYSTEMS, INC ..............................    1,410,732
        486        BEI TECHNOLOGIES, INC .........................        8,476
        193        BEL FUSE, INC (CLASS B) .......................        4,835
        300        BELDEN, INC ...................................        7,065
        672      * BENCHMARK ELECTRONICS, INC ....................       12,741
      2,800      * BISYS GROUP, INC ..............................      179,172
      1,086      * BLACK BOX CORP ................................       57,428
      7,694      * BMC SOFTWARE, INC .............................      125,951
      1,261      * BORLAND SOFTWARE CORP .........................       19,747
        600      * BRAUN CONSULTING, INC .........................        2,130
        884      * BRIGHTPOINT, INC ..............................        2,776
        700      * BRIO SOFTWARE, INC ............................        2,016
     32,267      * BROADCOM CORP (CLASS A) .......................    1,318,752
     10,776      * BROADVISION, INC ..............................       29,526
     66,076      * BROCADE COMMUNICATIONS SYSTEMS, INC ...........    2,188,437
      1,000      * BSQUARE CORP ..................................        4,170
      1,018        C&D TECHNOLOGIES, INC .........................       23,261

   SHARES                                                              VALUE
   ------                                                              -----
        150      * CABLE DESIGN TECHNOLOGIES CORP ................ $      2,052
        361      * CACHEFLOW, INC ................................          967
        600      * CACI INTERNATIONAL, INC (CLASS A) .............       23,691
     12,382      * CADENCE DESIGN SYSTEMS, INC ...................      271,413
        400      * CAMINUS CORP ..................................        9,200
        900      * CARREKER CORP .................................        5,310
        800      * CARRIER ACCESS CORP ...........................        2,336
        100      * CATAPULT COMMUNICATIONS CORP ..................        2,606
        793      * C-COR.NET CORP ................................       11,554
        800      * CELERITEK, INC ................................       10,712
      1,532      * CENTILLIUM COMMUNICATIONS, INC ................       12,042
      1,072      * CENTRA SOFTWARE, INC ..........................        8,576
      3,150      * CERTEGY, INC ..................................      107,793
      3,026      * CHECKFREE CORP ................................       54,468
        800      * CHIPPAC, INC ..................................        5,936
        600      * CHORDIANT SOFTWARE, INC .......................        4,746
     76,446      * CIENA CORP ....................................    1,093,942
      2,490      * CIRRUS LOGIC, INC .............................       32,918
    863,293      * CISCO SYSTEMS, INC ............................   15,634,236
      9,425      * CITRIX SYSTEMS, INC ...........................      213,571
      1,325      * CLARENT CORP ..................................        7,089
      3,300      * CNET NETWORKS, INC ............................       29,601
      1,762      * COGNEX CORP ...................................       45,125
        400      * COGNIZANT TECHNOLOGY SOLUTIONS CORP ...........       16,392
      1,300        COHU, INC .....................................       25,675
     13,849      * COMMERCE ONE, INC .............................       49,441
      2,666      * COMMSCOPE, INC ................................       56,706
      1,600      * COMPUTER NETWORK TECHNOLOGY CORP ..............       28,464
      8,711      * COMPUWARE CORP ................................      102,703
      9,209      * COMVERSE TECHNOLOGY, INC ......................      206,005
     25,116      * CONCORD EFS, INC ..............................      823,302
      3,400      * CONCURRENT COMPUTER CORP ......................       50,490
        940        CONESTOGA ENTERPRISES, INC ....................       30,033
      5,588      * CONEXANT SYSTEMS, INC .........................       80,244
        700      * CONVERA CORP ..................................        2,345
        400     b* CONVERGENT COMMUNICATIONS, INC ................            1
      8,294      * CONVERGYS CORP ................................      310,942
        453      * COORSTEK, INC .................................       14,424
      1,035      * COPPER MOUNTAIN NETWORKS, INC .................        1,749
     20,230      * CORNING, INC ..................................      180,452
     12,037      * CORVIS CORP ...................................       38,880
      2,600      * COSINE COMMUNICATIONS, INC ....................        4,030
      1,400      * COVANSYS CORP .................................       12,530
      2,092      * CREDENCE SYSTEMS CORP .........................       38,848
      3,635      * CREE, INC .....................................      107,087
      2,278      * CSG SYSTEMS INTERNATIONAL, INC ................       92,145
      1,143        CTS CORP ......................................       18,174
      1,700      * CYMER, INC ....................................       45,441
      3,510      * CYPRESS SEMICONDUCTOR CORP ....................       69,954
        537      * DAKTRONICS, INC ...............................        4,538
        800      * DATASTREAM SYSTEMS, INC .......................        4,936
      2,004      * DDI CORP ......................................       19,719
    247,787      * DELL COMPUTER CORP ............................    6,734,851
        850      * DIAMONDCLUSTER INTERNATIONAL, INC (CLASS A) ...       11,135
      1,600      * DIGEX, INC ....................................        4,784
        700      * DIGIMARC CORP .................................       13,006
      1,400      * DIGITAL INSIGHT CORP ..........................       31,304
        800      * DIGITAL LIGHTWAVE, INC ........................        7,504
        900      * DIGITALTHINK, INC .............................        9,720
        600      * DIGITAS, INC ..................................        2,412
      2,082      * DMC STRATEX NETWORKS, INC .....................       16,198
      1,984      * DOCENT, INC ...................................        6,289
      2,000      * DOCUMENTUM, INC ...............................       43,440
      6,365      * DOUBLECLICK, INC ..............................       72,179
      1,370      * DSP GROUP, INC ................................       31,866


                       SEE NOTES TO FINANCIAL STATEMENTS

32  TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

        Statement of Investments - Growth Equity Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 TECHNOLOGY--(CONTINUED)
      2,849      * DST SYSTEMS, INC .............................. $    142,023
        300      * DUPONT PHOTOMASKS, INC ........................       13,035
      3,480      * E.PIPHANY, INC ................................       30,311
      2,305      * EARTHLINK, INC ................................       28,052
     12,062      * EBAY, INC .....................................      806,948
      1,400      * ECHELON CORP ..................................       19,824
        355        EDO CORP ......................................        9,390
      2,200      * EFUNDS CORP ...................................       30,250
      1,200      * ELANTEC SEMICONDUCTOR, INC ....................       46,080
      1,500      * ELECTRO SCIENTIFIC INDUSTRIES, INC ............       45,015
      1,200      * ELECTROGLAS, INC ..............................       17,724
      6,188      * ELECTRONIC ARTS, INC ..........................      370,971
     21,356        ELECTRONIC DATA SYSTEMS CORP ..................    1,463,954
        423      * ELECTRONICS FOR IMAGING, INC ..................        9,437
        500      * EMBARCADERO TECHNOLOGIES, INC .................       12,100
    409,429      * EMC CORP ......................................    5,502,726
      1,300      * EMCORE CORP ...................................       17,485
      4,135      * EMULEX CORP ...................................      163,374
        600      * ENTEGRIS, INC .................................        6,576
      3,630      * ENTERASYS NETWORKS, INC .......................       32,126
      2,800      * ENTRUST, INC ..................................       28,532
        450      * EPIQ SYSTEMS, INC .............................        8,708
      7,100        EQUIFAX, INC ..................................      171,465
        600      * ESPEED, INC (CLASS A) .........................        4,968
      1,751      * EXAR CORP .....................................       36,508
        500      * EXCEL TECHNOLOGY, INC .........................        8,700
        300      * EXE TECHNOLOGIES, INC .........................        1,527
     22,394     b* EXODUS COMMUNICATIONS, INC ....................          873
        300      * EXTENSITY, INC ................................          654
      5,139      * EXTREME NETWORKS, INC .........................       66,293
        800      * F.Y.I., INC ...................................       26,800
        815      * F5 NETWORKS, INC ..............................       17,555
      1,000        FAIR, ISAAC & CO, INC .........................       63,020
      4,600      * FAIRCHILD SEMICONDUCTOR INTERNATIONAL, INC
                     (CLASS A) ...................................      129,720
        900      * FALCONSTOR SOFTWARE, INC ......................        8,154
      1,000      * FEI CO ........................................       31,510
      1,762      * FIBERCORE, INC ................................        4,229
      1,904      * FILENET CORP ..................................       38,632
      6,200      * FINISAR CORP ..................................       63,054
     19,055        FIRST DATA CORP ...............................    1,494,865
      9,365      * FISERV, INC ...................................      396,327
        433      * FLIR SYSTEMS, INC .............................       16,419
      4,500      * FOUNDRY NETWORKS, INC .........................       36,675
        900      * FREEMARKETS, INC ..............................       21,573
        300      * GATEWAY, INC ..................................        2,412
      5,190      * GENUITY, INC (CLASS A) ........................        8,200
      1,300      * GENZYME TRANSGENICS CORP ......................        7,566
      1,500        GLOBAL PAYMENTS, INC ..........................       51,600
      4,940      * GLOBESPAN VIRATA, INC .........................       63,973
        900      * HANDSPRING, INC ...............................        6,066
      2,103      * HARMONIC, INC .................................       25,278
        700        HARRIS CORP ...................................       21,357
      1,400        HELIX TECHNOLOGY CORP .........................       31,570
      3,400        HENRY (JACK) & ASSOCIATES, INC ................       74,256
      1,800      * HNC SOFTWARE, INC .............................       37,080
      3,600      * HOMESTORE.COM, INC ............................       12,960
        344      * HYPERION SOLUTIONS CORP .......................        6,832
     13,810      * I2 TECHNOLOGIES, INC ..........................      109,099
      1,700      * IDENTIX, INC ..................................       24,803
        600      * II-VI, INC ....................................       10,338
        600      * INET TECHNOLOGIES, INC ........................        6,342
      1,631      * INFOCUS CORP ..................................       35,915
      3,400      * INFORMATICA CORP ..............................       49,334

   SHARES                                                              VALUE
   ------                                                              -----
     13,776      * INFOSPACE, INC ................................ $     28,241
        500      * INGRAM MICRO, INC (CLASS A) ...................        8,660
      4,636      * INKTOMI CORP ..................................       31,108
        900      * INTEGRATED CIRCUIT SYSTEMS, INC ...............       20,331
     31,490      * INTEGRATED DEVICE TECHNOLOGY, INC .............      837,319
    748,165        INTEL CORP ....................................   23,529,789
      2,700      * INTELIDATA TECHNOLOGIES CORP ..................        7,641
        300      * INTERACTIVE INTELLIGENCE, INC .................        2,085
        700      * INTERCEPT GROUP, INC ..........................       28,630
      3,200      * INTERDIGITAL COMMUNICATIONS CORP ..............       31,040
      1,963      * INTERGRAPH CORP ...............................       26,972
        434      * INTERMAGNETICS GENERAL CORP ...................       11,241
      3,800      * INTERNAP NETWORK SERVICES CORP ................        4,408
     80,946        INTERNATIONAL BUSINESS MACHINES CORP ..........    9,791,228
      3,200      * INTERNATIONAL RECTIFIER CORP ..................      111,616
      1,900      * INTERNET SECURITY SYSTEMS, INC ................       60,914
     37,604      * INTERSIL CORP (CLASS A) .......................    1,212,729
        500        INTER-TEL, INC ................................        9,610
      2,200      * INTERVOICE-BRITE, INC .........................       28,160
      4,500      * INTERWOVEN, INC ...............................       43,830
        400      * INTRADO, INC ..................................       10,720
      5,888      * INTUIT, INC ...................................      251,889
        277      * INVESTOOLS, INC ...............................          163
         86      * IOMEGA CORP ...................................          718
      1,140      * IRON MOUNTAIN, INC ............................       49,932
        689      * IXIA ..........................................        8,854
        500      * IXYS CORP .....................................        4,045
      3,700      * J.D. EDWARDS & CO .............................       60,865
         19      * J2 GLOBAL COMMUNICATIONS, INC .................           94
      7,400      * JABIL CIRCUIT, INC ............................      168,128
        400      * JDA SOFTWARE GROUP, INC .......................        8,940
     26,276      * JDS UNIPHASE CORP .............................      228,076
        700      * JNI CORP ......................................        5,817
     12,625      * JUNIPER NETWORKS, INC .........................      239,244
        763      * KANA SOFTWARE, INC ............................       14,848
      2,400      * KEANE, INC ....................................       43,272
        600        KEITHLEY INSTRUMENTS, INC .....................       10,140
      1,100      * KEYNOTE SYSTEMS, INC ..........................       10,285
     36,980      * KLA-TENCOR CORP ...............................    1,832,729
      3,424      * KOPIN CORP ....................................       47,936
      3,141      * KPMG CONSULTING, INC ..........................       52,046
      1,200      * KRONOS, INC ...................................       58,056
      1,756      * KULICKE & SOFFA INDUSTRIES, INC ...............       30,115
     65,298      * LAM RESEARCH CORP .............................    1,516,220
      4,465      * LATTICE SEMICONDUCTOR CORP ....................       91,845
        243      * LEARNING TREE INTERNATIONAL, INC ..............        6,780
      4,881      * LEGATO SYSTEMS, INC ...........................       63,307
      6,442      * LEXMARK INTERNATIONAL, INC ....................      380,078
      3,300      * LIBERATE TECHNOLOGIES .........................       37,884
      1,697      * LIGHTBRIDGE, INC ..............................       20,619
      1,100      * LIGHTPATH TECHNOLOGIES, INC (CLASS A) .........        3,905
     49,098        LINEAR TECHNOLOGY CORP ........................    1,916,786
      6,303      * LSI LOGIC CORP ................................       99,461
      2,776      * LTX CORP ......................................       58,129
      2,850      * MACROMEDIA, INC ...............................       50,730
      2,037      * MACROVISION CORP ..............................       71,743
        600      * MANHATTAN ASSOCIATES, INC .....................       17,490
      2,586      * MANUGISTICS GROUP, INC ........................       54,513
        950      * MAPINFO CORP ..................................       14,906
      5,068     b* MARCHFIRST, INC ...............................            5
      1,250      * MASTEC, INC ...................................        8,688
      1,509      * MATRIXONE, INC ................................       19,602
     15,030      * MAXIM INTEGRATED PRODUCTS, INC ................      789,225
      3,079      * MAXTOR CORP ...................................       19,521
        300      * MCAFEE.COM CORP ...............................       10,173


                       SEE NOTES TO FINANCIAL STATEMENTS

                                  2001 ANNUAL REPORT  TIAA-CREF Mutual Funds  33

        Statement of Investments - Growth Equity Fund - December 31, 2001
--------------------------------------------------------------------------------
   SHARES                                                              VALUE
   ------                                                              -----
 TECHNOLOGY--(CONTINUED)
      1,166      * MCDATA CORP (CLASS A) ......................... $     28,567
        400      * MCSI, INC .....................................        9,380
      3,400      * MENTOR GRAPHICS CORP ..........................       80,138
      1,100      * MERCURY COMPUTER SYSTEMS, INC .................       43,021
      3,438      * MERCURY INTERACTIVE CORP ......................      116,823
        300      * METAWAVE COMMUNICATIONS CORP ..................          936
      2,000      * METTLER-TOLEDO INTERNATIONAL, INC .............      103,700
      3,400      * MICREL, INC ...................................       89,182
        474      * MICRO GENERAL CORP ............................        6,499
      6,517      * MICROCHIP TECHNOLOGY, INC .....................      252,469
      3,639      * MICROMUSE, INC ................................       54,585
     72,465      * MICRON TECHNOLOGY, INC ........................    2,246,415
      1,200      * MICROSEMI CORP ................................       35,640
    506,298      * MICROSOFT CORP ................................   33,542,243
      1,900      * MICROSTRATEGY, INC ............................        7,315
     38,400      * MICROTUNE, INC ................................      900,864
        800      * MICROVISION, INC ..............................       11,392
      2,600      * MIPS TECHNOLOGIES, INC (CLASS A) ..............       22,464
        913      * MKS INSTRUMENTS, INC ..........................       24,678
      1,901        MOLEX, INC ....................................       58,836
         28      * MOMENTUM BUSINESS APPLICATIONS, INC (CLASS A) .          557
    101,311        MOTOROLA, INC .................................    1,521,691
        800      * MRO SOFTWARE, INC .............................       18,704
      4,300      * MRV COMMUNICATIONS, INC .......................       18,232
      1,100      * MULTEX.COM, INC ...............................        4,950
        300      * NANOMETRICS, INC ..............................        5,820
     17,438      * NATIONAL SEMICONDUCTOR CORP ...................      536,916
        700      * NCR CORP ......................................       25,802
        500        NDCHEALTH CORP ................................       17,275
      1,311      * NETEGRITY, INC ................................       25,381
      1,155      * NETIQ CORP ....................................       40,725
      2,600      * NETRO CORP ....................................        9,542
        800      * NETSCOUT SYSTEMS, INC .........................        6,328
     14,585      * NETWORK APPLIANCE, INC ........................      318,974
      4,333      * NETWORK ASSOCIATES, INC .......................      112,008
      1,100      * NEW FOCUS, INC ................................        4,191
      1,646        NEWPORT CORP ..................................       31,735
      1,200      * NEXT LEVEL COMMUNICATIONS, INC ................        4,020
      2,200      * NMS COMMUNICATIONS CORP .......................       10,604
     48,732        NOKIA CORP (SPON ADR) .........................    1,195,396
        800      * NOVADIGM, INC .................................        7,592
      1,500      * NOVATEL WIRELESS, INC .........................        1,830
     89,729      * NOVELLUS SYSTEMS, INC .........................    3,539,809
      1,069      * NUANCE COMMUNICATIONS, INC ....................        9,728
        600      * NUMERICAL TECHNOLOGIES, INC ...................       21,120
     24,888      * NVIDIA CORP ...................................    1,665,007
      1,400      * NYFIX, INC ....................................       28,028
      2,500      * OAK TECHNOLOGY, INC ...........................       34,375
        575      * ON SEMICONDUCTOR CORP .........................        1,190
      2,846      * ONI SYSTEMS CORP ..............................       17,844
      1,400      * ONYX SOFTWARE CORP ............................        5,460
      3,887      * OPENWAVE SYSTEMS, INC .........................       38,054
      3,651      * OPLINK COMMUNICATIONS, INC ....................        6,882
        450      * OPTICAL CABLE CORP ............................          734
    721,616      * ORACLE CORP ...................................    9,965,517
        800      * OVERTURE SERVICES, INC ........................       28,344
      1,300      * PACKETEER, INC ................................        9,581
     20,252      * PALM, INC .....................................       78,578
     12,500      * PARAMETRIC TECHNOLOGY CORP ....................       97,625
      2,200      * PAXSON COMMUNICATIONS CORP ....................       22,990
     15,897        PAYCHEX, INC ..................................      554,010
        300      * PEC SOLUTIONS, INC ............................       11,283
     13,014      * PEOPLESOFT, INC ...............................      523,163
      8,843      * PEREGRINE SYSTEMS, INC ........................      131,142

   SHARES                                                              VALUE
   ------                                                              -----
        513      * PERICOM SEMICONDUCTOR CORP .................... $      7,439
      3,500      * PEROT SYSTEMS CORP (CLASS A) ..................       71,470
        981      * PHOENIX TECHNOLOGIES LTD ......................       11,419
      1,300      * PHOTRONICS, INC ...............................       40,755
      1,279      * PIXELWORKS, INC ...............................       20,541
        241      * PLANAR SYSTEMS, INC ...........................        5,085
      1,951      * PLANTRONICS, INC ..............................       50,024
      2,190      * PLEXUS CORP ...................................       58,166
      1,000      * PLX TECHNOLOGY, INC ...........................       12,610
      8,259      * PMC-SIERRA, INC ...............................      175,586
      3,900      * POLYCOM, INC ..................................      134,160
      4,189      * PORTAL SOFTWARE, INC ..........................        8,713
        326      * POWELL INDUSTRIES, INC ........................        6,119
      1,500      * POWER INTEGRATIONS, INC .......................       34,260
      3,000      * POWERWAVE TECHNOLOGIES, INC ...................       51,840
      1,006      * PRI AUTOMATION, INC ...........................       20,573
      1,000      * PROBUSINESS SERVICES, INC .....................       18,800
      1,130      * PROFIT RECOVERY GROUP INTERNATIONAL, INC ......        9,210
      2,100      * PROGRESS SOFTWARE CORP ........................       36,288
      1,156      * PROTON ENERGY SYSTEMS .........................        9,537
      1,208      * PROXIM, INC ...................................       11,983
      2,600      * PUMATECH, INC .................................        6,708
      4,564      * QLOGIC CORP ...................................      203,144
        650      * QRS CORP ......................................        9,165
    117,738      * QUALCOMM, INC .................................    5,945,769
      1,700      * QUEST SOFTWARE, INC ...........................       37,587
        900     b* QUINTUS CORP ..................................           45
          2     b* QUOKKA SPORTS, INC ............................            0
      1,050      * RADIANT SYSTEMS, INC ..........................       12,075
        600      * RADISYS CORP ..................................       11,796
      4,175      * RAMBUS, INC ...................................       33,358
      9,620      * RATIONAL SOFTWARE CORP ........................      187,590
      5,244      * READ-RITE CORP ................................       34,663
      4,400      * REALNETWORKS, INC .............................       26,136
        571      * RED HAT, INC ..................................        4,054
      6,400      * REDBACK NETWORKS, INC .........................       25,280
        100      * REGISTER.COM, INC .............................        1,150
        600      * RENAISSANCE LEARNING, INC .....................       18,282
        600      * RESEARCH FRONTIERS, INC .......................       10,056
      2,382      * RETEK, INC ....................................       71,150
     46,605      * RF MICRO DEVICES, INC .........................      896,214
      3,562      * RIVERSTONE NETWORKS, INC ......................       59,129
      1,000      * ROGERS CORP ...................................       30,300
        664      * ROXIO, INC ....................................       10,989
      1,748      * RSA SECURITY, INC .............................       30,520
        400      * RUDOLPH TECHNOLOGIES, INC .....................       13,728
      2,064      * S1 CORP .......................................       33,396
      1,100      * SABA SOFTWARE, INC ............................        5,742
      1,100      * SANCHEZ COMPUTER ASSOCIATES, INC ..............        9,405
      2,040      * SANDISK CORP ..................................       29,376
    146,851      * SANMINA-SCI CORP ..............................    2,922,335
      3,329      * SAPIENT CORP ..................................       25,700
        500      * SATCON TECHNOLOGY CORP ........................        2,600
        100      * SAVVIS COMMUNICATIONS CORP ....................           57
        300      * SBS TECHNOLOGIES, INC .........................        4,371
      7,668        SCIENTIFIC-ATLANTA, INC .......................      183,572
      1,000      * SEACHANGE INTERNATIONAL, INC ..................       34,120
      1,800      * SECURE COMPUTING CORP .........................       36,990
      1,129      * SEEBEYOND TECHNOLOGY CORP .....................       10,951
        800      * SEMITOOL, INC .................................        9,184
      3,134      * SEMTECH CORP ..................................      111,852
        950      * SERENA SOFTWARE, INC ..........................       20,653
     84,990      * SIEBEL SYSTEMS, INC ...........................    2,378,020
      2,200      * SILICON IMAGE, INC ............................        8,272
        300      * SILICON LABORATORIES, INC .....................       10,113


                       SEE NOTES TO FINANCIAL STATEMENTS

34  TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

        Statement of Investments - Growth Equity Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 TECHNOLOGY--(CONTINUED)
      3,610      * SILICON STORAGE TECHNOLOGY, INC ............... $     34,800
        400      * SILICONIX, INC ................................       10,968
        400      * SIMPLEX SOLUTIONS, INC ........................        6,620
        802      * SIPEX CORP ....................................       10,306
     25,100      * SOLECTRON CORP ................................      283,128
      1,900      * SOMERA COMMUNICATIONS, INC ....................       14,345
      1,287      * SONICWALL, INC ................................       25,019
      7,552      * SONUS NETWORKS, INC ...........................       34,890
        800      * SPECTRALINK CORP ..............................       13,704
        556      * SPEECHWORKS INTERNATIONAL, INC ................        6,255
        400      * SPSS, INC .....................................        7,100
      3,400      * STARBASE CORP .................................        2,312
     55,200        STMICROELECTRONICS NV (NEW YORK SHS) ..........    1,748,184
      2,000      * STORAGE TECHNOLOGY CORP .......................       41,340
      2,793      * STORAGENETWORKS, INC ..........................       17,261
      3,475      * STRATOS LIGHTWAVE, INC ........................       21,371
    363,605      * SUN MICROSYSTEMS, INC .........................    4,472,342
     13,759      * SUNGARD DATA SYSTEMS, INC .....................      398,048
        500      * SUPERTEX, INC .................................        8,755
      3,684      * SYBASE, INC ...................................       58,060
      2,419      * SYCAMORE NETWORKS, INC ........................       12,966
        407      * SYKES ENTERPRISES, INC ........................        3,801
      3,362      * SYMANTEC CORP .................................      223,001
     11,530        SYMBOL TECHNOLOGIES, INC ......................      183,096
      1,200      * SYMMETRICOM, INC ..............................        9,132
      2,764      * SYNOPSYS, INC .................................      163,269
        200      * SYNTEL, INC ...................................        2,586
      1,004      * SYSTEMS & COMPUTER TECHNOLOGY CORP ............       10,381
     49,200      * TAIWAN SEMICONDUCTOR MANUFACTURING CO LTD
                     (SPON ADR) ..................................      844,764
      1,400      * TAKE-TWO INTERACTIVE SOFTWARE, INC ............       22,638
        489      * TECH DATA CORP ................................       21,164
      1,300        TECHNITROL, INC ...............................       35,906
      2,500      * TEKELEC .......................................       45,275
     20,297      * TELLABS, INC ..................................      303,643
        300      * TELLIUM, INC ..................................        1,869
      8,885      * TERADYNE, INC .................................      267,794
    145,893        TEXAS INSTRUMENTS, INC ........................    4,085,004
        800      * THERMA-WAVE, INC ..............................       11,936
        664      * THREE-FIVE SYSTEMS, INC .......................       10,564
      2,722      * TIBCO SOFTWARE, INC ...........................       40,639
      2,616      * TITAN CORP ....................................       65,269
      1,000      * TIVO, INC .....................................        6,550
        800      * TOLLGRADE COMMUNICATIONS, INC .................       26,680
      1,900        TOTAL SYSTEM SERVICES, INC ....................       40,242
      1,200      * TRANSACTION SYSTEMS ARCHITECTS, INC (CLASS A) .       14,712
      3,372      * TRANSMETA CORP ................................        7,722
      4,233      * TRANSWITCH CORP ...............................       19,049
      1,600      * TRIMBLE NAVIGATION LTD ........................       25,936
      6,501      * TRIQUINT SEMICONDUCTOR, INC ...................       79,702
      1,500      * TRIZETTO GROUP, INC ...........................       19,680
         40      * U.S. INTERACTIVE, INC .........................            0
        800     b* U.S. WIRELESS CORP ............................            1
        600      * ULTICOM, INC ..................................        6,036
        500      * ULTIMATE ELECTRONICS, INC .....................       15,000
        600      * ULTRATECH STEPPER, INC ........................        9,912
      1,081      * UNISYS CORP ...................................       13,556
        517        UNITED INDUSTRIAL CORP ........................        8,660
        700      * UNIVERSAL ACCESS GLOBAL HOLDINGS, INC .........        3,283
        900      * UNIVERSAL DISPLAY CORP ........................        8,190
      2,200      * USINTERNETWORKING, INC ........................          440
      1,732      * VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES, INC        59,910
      1,247      * VEECO INSTRUMENTS, INC ........................       44,954
     11,633      * VERISIGN, INC .................................      442,519

   SHARES                                                              VALUE
   ------                                                              -----
     92,019      * VERITAS SOFTWARE CORP ......................... $  4,125,212
      1,751      * VERITY, INC ...................................       35,458
      4,100      * VERTICALNET, INC ..............................        5,740
        300      * VIADOR, INC ...................................           18
      2,700      * VIASYSTEMS GROUP, INC .........................        1,701
      1,300      * VICOR CORP ....................................       21,060
      1,900      * VIEWPOINT CORP ................................       12,939
      5,334      * VIGNETTE CORP .................................       28,644
        724      * VISHAY INTERTECHNOLOGY, INC ...................       14,118
      2,200      * VISUAL NETWORKS, INC ..........................       10,164
      8,795      * VITESSE SEMICONDUCTOR CORP ....................      109,322
      4,200      * VITRIA TECHNOLOGY, INC ........................       26,838
        900      * WATCHGUARD TECHNOLOGIES, INC ..................        5,859
      3,200      * WAVE SYSTEMS CORP (CLASS A) ...................        7,168
        500      * WEBEX COMMUNICATIONS, INC .....................       12,425
      1,074      * WEBMETHODS, INC ...............................       18,000
        500      * WEBSENSE, INC .................................       16,035
      1,000      * WESCO INTERNATIONAL, INC ......................        4,950
      5,400      * WESTERN DIGITAL CORP ..........................       33,858
      2,915      * WIND RIVER SYSTEMS, INC .......................       52,203
      1,000      * WIRELESS FACILITIES, INC ......................        6,730
        600      * WITNESS SYSTEMS, INC ..........................        7,992
        700      * XICOR, INC ....................................        7,770
     68,848      * XILINX, INC ...................................    2,688,514
      2,300      * XYBERNAUT CORP ................................        5,474
     16,914      * YAHOO!, INC ...................................      300,054
      1,300      * ZEBRA TECHNOLOGIES CORP (CLASS A) .............       72,163
        700      * ZIXIT CORP ....................................        3,542
        900      * ZYGO CORP .....................................       14,310
                                                                   ------------
                   TOTAL TECHNOLOGY                                 204,445,455
                                                                   ------------
 TRANSPORTATION--0.20%
      2,600      * AIRTRAN HOLDINGS, INC .........................       17,160
      2,200      * ATLANTIC COAST AIRLINES HOLDINGS, INC .........       51,238
         26      * ATLAS AIR WORLDWIDE HOLDINGS, INC .............          381
        660      * BE AEROSPACE, INC .............................        6,052
      3,600        C.H. ROBINSON WORLDWIDE, INC ..................      104,094
      1,000      * EGL, INC ......................................       13,950
      2,500        EXPEDITORS INTERNATIONAL OF WASHINGTON, INC ...      142,375
        900      * FORWARD AIR CORP ..............................       30,528
      1,800      * FRONTIER AIRLINES, INC ........................       30,600
        375      * HEARTLAND EXPRESS, INC ........................       10,414
      1,125      * KNIGHT TRANSPORTATION, INC ....................       21,128
        500      * LANDSTAR SYSTEM, INC ..........................       36,255
      1,400      * MESA AIR GROUP, INC ...........................       10,528
        900      * NORTHWEST AIRLINES CORP .......................       14,130
      6,536      * SABRE HOLDINGS CORP ...........................      276,800
      2,100        SKYWEST, INC ..................................       53,445
      1,050      * SWIFT TRANSPORTATION CO, INC ..................       22,586
        841      * U.S. AIRWAYS GROUP, INC .......................        5,330
      8,835        UNITED PARCEL SERVICE, INC (CLASS B) ..........      481,508
                                                                   ------------
                   TOTAL TRANSPORTATION                               1,328,502
                                                                   ------------
 UTILITIES--2.32%
      2,589      * A T & T LATIN AMERICA CORP (CLASS A) ..........        3,052
    105,371      * A T & T WIRELESS SERVICES, INC ................    1,514,181
      3,400     b* ADVANCED RADIO TELECOM CORP ...................            0
     21,400      * AES CORP ......................................      349,890
        700      * AIRGATE PCS, INC ..............................       31,885
      1,400      * ALAMOSA HOLDINGS, INC .........................       16,702
      4,581      * ALLEGIANCE TELECOM, INC .......................       37,976
     60,639      * AMERICAN TOWER CORP (CLASS A) .................      574,251
      6,035     b* ARCH WIRELESS, INC ............................           81
        200        BLACK HILLS CORP ..............................        6,768
     15,053      * CALPINE CORP ..................................      252,740
        300      * CENTENNIAL COMMUNICATIONS CORP ................        3,072
        848      * CHILES OFFSHORE, INC ..........................       16,867


                        SEE NOTES TO FINANCIAL STATEMENTS

                                  2001 ANNUAL REPORT  TIAA-CREF Mutual Funds  35

        Statement of Investments - Growth Equity Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 UTILITIES--(CONTINUED)
      6,306      * CITIZENS COMMUNICATIONS CO .................... $     67,222
        500      * COMMONWEALTH TELEPHONE ENTERPRISES, INC .......       22,750
      1,198        CONNECTICUT WATER SERVICE, INC ................       35,425
      3,807      * CROWN CASTLE INTERNATIONAL CORP ...............       40,659
      1,000      * DOBSON COMMUNICATIONS CORP (CLASS A) ..........        8,540
     11,000        DYNEGY, INC (CLASS A) .........................      280,500
      2,600     b* E.SPIRE COMMUNICATIONS, INC ...................          283
      5,906        EL PASO CORP ..................................      263,467
     16,565      b ENRON CORP ....................................        9,939
      1,213      * GENERAL COMMUNICATION, INC (CLASS A) ..........       10,347
     15,300      * GLOBAL TELESYSTEMS, INC .......................           93
        600        HICKORY TECH CORP .............................       10,170
     12,100     b* ICG COMMUNICATIONS, INC .......................          557
          1      * IDT CORP ......................................           20
        500      * IDT CORP (CLASS B) ............................        8,305
      3,500      * ITC DELTACOM, INC .............................        3,045
        866        KINDER MORGAN, INC ............................       48,228
        979      * L-3 COMMUNICATIONS HOLDINGS, INC ..............       88,110
      1,850      * LEAP WIRELESS INTERNATIONAL, INC ..............       38,795
      6,657      * LEVEL 3 COMMUNICATIONS, INC ...................       33,285
      1,068        MADISON GAS & ELECTRIC CO .....................       28,249
      6,900      * METROCALL, INC ................................          179
        681        MIDDLESEX WATER CO ............................       23,100
     11,357      * MIRANT CORP ...................................      181,939
      1,513      * NEWPOWER HOLDINGS, INC ........................        1,120
     26,974      * NEXTEL COMMUNICATIONS, INC (CLASS A) ..........      295,635
        400      * NEXTEL PARTNERS, INC (CLASS A) ................        4,800
        893        NORTH PITTSBURGH SYSTEMS, INC .................       16,521
      2,800      * NORTHPOINT COMMUNICATIONS GROUP, INC ..........          420
      2,234      * NRG ENERGY, INC ...............................       34,627
        700      * NTELOS, INC ...................................       10,843
      1,254      * ORION POWER HOLDINGS ..........................       32,729
        292        OTTER TAIL CORP ...............................        8,509
      1,325      * PETROQUEST ENERGY, INC ........................        7,049
      2,800      * PRICE COMMUNICATIONS CORP .....................       53,452
      9,662     b* PSINET, INC ...................................           58
     30,120        QWEST COMMUNICATIONS INTERNATIONAL, INC .......      425,596
      3,70      b* RHYTHMS NETCONNECTIONS, INC ...................            8
        600      * RURAL CELLULAR CORP (CLASS A) .................       13,350
      1,900      * SBA COMMUNICATIONS CORP .......................       24,738
     37,116        SBC COMMUNICATIONS, INC .......................    1,453,833
      1,711      * SPECTRASITE HOLDINGS, INC .....................        6,142
    337,200      * SPRINT CORP (PCS GROUP) .......................    8,231,052
      1,380      * TELECORP PCS, INC (CLASS A) ...................       17,209
      1,271        TELEPHONE & DATA SYSTEMS, INC .................      114,072
      1,500     b* TELIGENT, INC (CLASS A) .......................            5
      3,044      * TIME WARNER TELECOM, INC (CLASS A) ............       53,848
      2,300      * TRITON PCS HOLDINGS, INC (CLASS A) ............       67,505
        817      * U.S. UNWIRED, INC (CLASS A) ...................        8,317
        500      * UBIQUITEL, INC ................................        3,725
        584        UGI CORP ......................................       17,637
         62      * VAST SOLUTIONS, INC (CLASS B1) ................            1
         62      * VAST SOLUTIONS, INC (CLASS B2) ................            0
         62      * VAST SOLUTIONS, INC (CLASS B3) ................            1
        644     b* VIATEL, INC ...................................           12
      2,200     b* WEBLINK WIRELESS, INC (CLASS A) ...............          110
        600      * WEST CORP .....................................       14,964
        703        WESTERN GAS RESOURCES, INC ....................       22,721
      3,200      * WESTERN WIRELESS CORP (CLASS A) ...............       90,400
      2,220        WILLIAMS COS, INC .............................       56,654
      6,150     b* WINSTAR COMMUNICATIONS, INC ...................          105
      2,300     b* WORLD ACCESS, INC .............................            2

   SHARES/
  PRINCIPAL                                                            VALUE
  ---------                                                            -----
      3,694        WORLDCOM, INC (MCI GROUP) ..................... $     46,914
     13,958      * XO COMMUNICATIONS, INC (CLASS A) ..............        1,340
                                                                   ------------
                   TOTAL UTILITIES                                   15,146,696
                                                                   ------------

                   TOTAL COMMON STOCK
                    (COST $736,455,247)                             652,351,973
                                                                   ------------

SHORT TERM INVESTMENT--1.07%
 U.S. GOVERNMENT AND AGENCY--1.07%
                 FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
$ 7,000,000      d 1.510%, 01/02/02 ..............................    6,999,706
                                                                   ------------

                   TOTAL SHORT TERM INVESTMENT
                    (Cost $6,999,706)                                 6,999,706
                                                                   ------------

                   TOTAL PORTFOLIO--100.95%
                    (COST $743,467,719)                             659,363,492

                   OTHER ASSETS & LIABILITIES, NET--(0.95%)         (6,194,311)
                                                                   ------------

                   NET ASSETS--100.00%                             $653,169,181
                                                                   ============


----------
*  Non-income producing
b  In bankruptcy
d All or a portion of this security has been segregated by the custodian to cover margin or other requirements on open futures contracts.

At December 31, 2001, the aggregate cost of portfolio investments for federal income tax purposes was $773,394,343. Net unrealized depreciation of portfolio investments aggregated $114,030,851, of which $48,834,516 related to appreciated portfolio investments and $162,865,367 related to depreciated portfolio investments.


                        SEE NOTES TO FINANCIAL STATEMENTS

36  TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

       Statement of Investments - Growth & Income Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
PREFERRED STOCK--0.00%
 BASIC INDUSTRIES--0.00%
        237      * SEALED AIR CORP (NEW) ......................... $      9,824
                                                                   ------------

                   TOTAL PREFERRED STOCK
                    (COST $10,534)                                        9,824
                                                                   ------------
COMMON STOCK--99.39%
 AEROSPACE AND DEFENSE--1.09%
     71,305      * GENERAL MOTORS CORP (CLASS H) .................    1,101,662
     21,120        BOEING CO .....................................      819,034
     19,146        GENERAL DYNAMICS CORP .........................    1,524,787
     40,046        LOCKHEED MARTIN CORP ..........................    1,868,947
      2,500        NORTHROP GRUMMAN CORP .........................      252,025
      2,800        PERKINELMER, INC ..............................       98,056
     39,594        RAYTHEON CO ...................................    1,285,617
                                                                   ------------
                   TOTAL AEROSPACE AND DEFENSE                         6,950,128
                                                -----------------
 BASIC INDUSTRIES--3.67%
      6,500        AIR PRODUCTS & CHEMICALS, INC .................      304,915
      9,100        ALCAN, INC ....................................      326,963
     18,168        ALCOA, INC ....................................      645,872
      3,600        ALLEGHENY TECHNOLOGIES, INC ...................       60,300
      3,700        AVERY DENNISON CORP ...........................      209,161
        700        BALL CORP .....................................       49,490
     18,288        BARRICK GOLD CORP (U.S.) ......................      291,694
      1,200        BEMIS CO ......................................       59,016
      3,500        BLACK & DECKER CORP ...........................      132,055
      2,600        BOISE CASCADE CORP ............................       88,426
        400        CENTEX CORP ...................................       22,836
    101,594        DOW CHEMICAL CO ...............................    3,431,845
     22,588        DU PONT (E.I.) DE NEMOURS & CO ................      960,216
        300        EASTMAN CHEMICAL CO ...........................       11,706
      4,500        ECOLAB, INC ...................................      181,125
        900        ENGELHARD CORP ................................       24,912
      3,500        FLUOR CORP (NEW) ..............................      130,900
        700      * FMC CORP ......................................       41,650
      7,407        GEORGIA-PACIFIC CORP (GEORGIA-PACIFIC GROUP) ..      204,507
      4,700        GOODRICH CORP .................................      125,114
      2,500      * HERCULES, INC .................................       25,000
    207,342      * INCO LTD (U.S.) ...............................    3,512,373
      9,810        INTERNATIONAL PAPER CO ........................      395,834
     55,392        KIMBERLY-CLARK CORP ...........................    3,312,442
      2,400      * LOUISIANA-PACIFIC CORP ........................       20,256
     10,800        MASCO CORP ....................................      264,600
      4,200        MEAD CORP .....................................      129,738
      7,000        NEWMONT MINING CORP ...........................      133,770
        600        NUCOR CORP ....................................       31,776
      3,700      * PACTIV CORP ...................................       65,675
      1,796      * PHELPS DODGE CORP .............................       58,190
     10,900        PLACER DOME, INC (U.S.) .......................      118,919
      5,100        PPG INDUSTRIES, INC ...........................      263,772
     67,835        PRAXAIR, INC ..................................    3,747,884
      5,121        ROHM & HAAS CO ................................      177,340
      1,668      * SEALED AIR CORP ...............................       68,088
      3,600        SHERWIN-WILLIAMS CO ...........................       99,000
      3,200        SIGMA-ALDRICH CORP ............................      126,112
      3,300        STANLEY WORKS .................................      153,681
      2,000        UNITED STATES STEEL CORP ......................       36,220
      1,000        VULCAN MATERIALS CO ...........................       47,940
        200        WESTVACO CORP .................................        5,690
     59,604        WEYERHAEUSER CO ...............................    3,223,384
      1,400        WILLAMETTE INDUSTRIES, INC ....................       72,968
        400        WORTHINGTON INDUSTRIES, INC ...................        5,680
                                                                   ------------
                   TOTAL BASIC INDUSTRIES                            23,399,035
                                                                   ------------
 CONSUMER CYCLICAL--9.54%
      1,500      * AMERICAN GREETINGS CORP (CLASS A) .............       20,670

   SHARES                                                              VALUE
  ---------                                                            -----
    296,946      * AOL TIME WARNER, INC .......................... $  9,531,966
     77,301        AUTOLIV, INC ..................................    1,569,983
      6,700      * BED BATH & BEYOND, INC ........................      227,130
     11,400        CARNIVAL CORP .................................      320,112
     33,211      * CLEAR CHANNEL COMMUNICATIONS, INC .............    1,690,772
     22,100      * COMCAST CORP (CLASS A) SPECIAL ................      795,600
      3,300        COOPER TIRE & RUBBER CO .......................       52,668
     52,864      * COX COMMUNICATIONS, INC (CLASS A) .............    2,215,530
      4,400        DARDEN RESTAURANTS, INC .......................      155,760
      8,503        DELPHI AUTOMOTIVE SYSTEMS CORP ................      116,151
     11,775        DOLLAR GENERAL CORP ...........................      175,448
        700        DONNELLEY (R.R.) & SONS CO ....................       20,783
      3,000        DOW JONES & CO, INC ...........................      164,190
      4,800        EASTMAN KODAK CO ..............................      141,264
     82,476        FAMILY DOLLAR STORES, INC .....................    2,472,630
      6,000      * FEDERATED DEPARTMENT STORES, INC ..............      245,400
     39,490        FORD MOTOR CO .................................      620,783
      6,163        GANNETT CO, INC ...............................      414,338
     15,563        GAP, INC ......................................      216,948
     14,111        GENERAL MOTORS CORP ...........................      685,795
      2,300        GENUINE PARTS CO ..............................       84,410
      1,200        GOODYEAR TIRE & RUBBER CO .....................       28,572
      8,200        HARLEY-DAVIDSON, INC ..........................      445,342
      4,200      * HARRAH'S ENTERTAINMENT, INC ...................      155,442
     12,600        HILTON HOTELS CORP ............................      137,592
     32,300        HONDA MOTOR CO LTD ............................    1,288,945
      1,700      * INTERNATIONAL GAME TECHNOLOGY .................      116,110
      6,740        INTERPUBLIC GROUP OF COS, INC .................      199,100
      8,500        J.C. PENNEY CO, INC ...........................      228,650
      2,800        JOHNSON CONTROLS, INC .........................      226,100
      2,900      * JONES APPAREL GROUP, INC ......................       96,193
      1,900        KNIGHT RIDDER, INC ............................      123,367
     37,758      * KOHL'S CORP ...................................    2,659,674
      7,100        LEGGETT & PLATT, INC ..........................      163,300
    131,374      * LIBERTY MEDIA CORP (CLASS A) ..................    1,839,236
      5,800        LIMITED, INC ..................................       85,376
      2,400        LIZ CLAIBORNE, INC ............................      119,400
      5,700        MARRIOTT INTERNATIONAL, INC (CLASS A) .........      231,705
      5,600        MAY DEPARTMENT STORES CO ......................      207,088
      3,500        MAYTAG CORP ...................................      108,605
     27,728        MCDONALD'S CORP ...............................      733,960
      4,500        MCGRAW-HILL COS, INC ..........................      274,410
      1,200        MEREDITH CORP .................................       42,780
      3,600        NEW YORK TIMES CO (CLASS A) ...................      155,700
      7,300        NIKE, INC (CLASS B) ...........................      410,552
    245,000        NISSAN MOTOR CO LTD ...........................    1,299,215
      6,100        NORDSTROM, INC ................................      123,403
      3,633        OMNICOM GROUP, INC ............................      324,609
      6,400        SEARS ROEBUCK & CO ............................      304,896
      8,900      * STARBUCKS CORP ................................      169,545
     22,600        TARGET CORP ...................................      927,730
     49,019        TIFFANY & CO ..................................    1,542,628
      7,900        TJX COS, INC ..................................      314,894
      7,002        TRIBUNE CO ....................................      262,085
      2,250      * TRICON GLOBAL RESTAURANTS, INC ................      110,700
      4,500        TRW, INC ......................................      166,680
      4,900      * UNIVISION COMMUNICATIONS, INC (CLASS A) .......      198,254
      1,100        VF CORP .......................................       42,911
    114,780      * VIACOM, INC (CLASS B) .........................    5,067,537
      2,994        VISTEON CORP ..................................       45,030
    290,808        WAL-MART STORES, INC ..........................   16,736,000
     47,700        WALT DISNEY CO ................................      988,344
      4,500        WENDY'S INTERNATIONAL, INC ....................      131,265
        742        WHIRLPOOL CORP ................................       54,411
                                                                   ------------
                   TOTAL CONSUMER CYCLICAL                           60,825,667
                                                                   ------------


                        SEE NOTES TO FINANCIAL STATEMENTS

                                  2001 ANNUAL REPORT  TIAA-CREF Mutual Funds  37

       Statement of Investments - Growth & Income Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 CONSUMER NON-CYCLICAL--10.63%
      1,300        ALBERTO-CULVER CO (CLASS B) ................... $     58,162
      7,561        ALBERTSON'S, INC ..............................      238,096
     57,248        ANHEUSER-BUSCH COS, INC .......................    2,588,182
     11,301        ARCHER DANIELS MIDLAND CO .....................      162,169
      2,600      * AUTOZONE, INC .................................      186,680
      6,800        AVON PRODUCTS, INC ............................      316,200
      4,900      * BEST BUY CO, INC ..............................      364,952
      1,600        BROWN-FORMAN CORP (CLASS B) ...................      100,160
      9,500        CAMPBELL SOUP CO ..............................      283,765
      7,200        CIRCUIT CITY STORES, INC (CIRCUIT CITY GROUP) .      186,840
      5,500        CLOROX CO .....................................      217,525
         97      * COACH, INC ....................................        3,781
     56,826        COCA-COLA CO ..................................    2,679,346
     10,400        COCA-COLA ENTERPRISES, INC ....................      196,976
     91,352        COLGATE-PALMOLIVE CO ..........................    5,275,578
     10,100        CONAGRA FOODS, INC ............................      240,077
      1,700        COORS (ADOLPH) CO (CLASS B) ...................       90,780
      9,200      * COSTCO WHOLESALE CORP .........................      408,296
     21,038        CVS CORP ......................................      622,725
    368,380        DIAGEO PLC ....................................    4,208,703
      9,700        GENERAL MILLS, INC ............................      504,497
     59,819        GILLETTE CO ...................................    1,997,955
      3,950        HASBRO, INC ...................................       64,109
      8,100        HEINZ (H.J.) CO ...............................      333,072
      2,300        HERSHEY FOODS CORP ............................      155,710
    258,871        HOME DEPOT, INC ...............................   13,205,010
      2,200        INTERNATIONAL FLAVORS & FRAGRANCES, INC .......       65,362
     11,500        KELLOGG CO ....................................      346,150
     38,971        KRAFT FOODS, INC (CLASS A) ....................    1,326,183
     18,800      * KROGER CO .....................................      392,356
     50,544        LOWE'S COS ....................................    2,345,747
     10,100        MATTEL, INC ...................................      173,720
     23,605        NESTLE S.A. (REGD) (B SHS) ....................    5,032,928
      6,188        NEWELL RUBBERMAID, INC ........................      170,603
      3,800      * OFFICE DEPOT, INC .............................       70,452
      4,100        PEPSI BOTTLING GROUP, INC .....................       96,350
    163,224        PEPSICO, INC ..................................    7,947,377
     50,700        PHILIP MORRIS COS, INC ........................    2,324,595
     93,762        PROCTER & GAMBLE CO ...........................    7,419,387
      5,600        RADIOSHACK CORP ...............................      168,560
     11,800      * SAFEWAY, INC ..................................      492,650
     18,463        SARA LEE CORP .................................      410,432
     10,700      * STAPLES, INC ..................................      200,090
      1,700      * TOYS "R" US, INC ..............................       35,258
     13,417        UNILEVER NV (NEW YORK SHS) ....................      772,953
      2,100        UST, INC ......................................       73,500
     85,156        WALGREEN CO ...................................    2,866,351
      6,400        WINN-DIXIE STORES, INC ........................       91,200
      5,300        WRIGLEY (WM.) JR CO ...........................      272,261
                                                                   ------------
                   TOTAL CONSUMER NON-CYCLICAL                       67,783,811
                                                                   ------------
 ENERGY--6.33%
      3,100        AMERADA HESS CORP .............................      193,750
      5,848        ANADARKO PETROLEUM CORP .......................      332,457
     67,100        APACHE CORP ...................................    3,346,948
      3,000        ASHLAND, INC ..................................      138,240
    128,996        BAKER HUGHES, INC .............................    4,704,484
     66,168        BURLINGTON RESOURCES, INC .....................    2,483,947
     24,262        CHEVRONTEXACO CORP ............................    2,174,118
     12,375        CONOCO, INC ...................................      350,213
      3,000        DEVON ENERGY CORP .............................      115,950
      1,700        EOG RESOURCES, INC ............................       66,487
    512,100        EXXON MOBIL CORP ..............................   20,125,530
     14,500        HALLIBURTON CO ................................      189,950
      1,290        KERR-MCGEE CORP ...............................       70,692

   SHARES                                                              VALUE
   ------                                                              -----
      5,100        MARATHON OIL CORP ............................. $    153,000
      1,400      * MCDERMOTT INTERNATIONAL, INC ..................       17,178
      3,300      * NABORS INDUSTRIES, INC ........................      113,289
     33,192        NOBLE AFFILIATES, INC .........................    1,171,346
      1,300      * NOBLE DRILLING CORP ...........................       44,252
      7,300        OCCIDENTAL PETROLEUM CORP .....................      193,669
      8,260        PHILLIPS PETROLEUM CO .........................      497,748
      2,100      * ROWAN COS, INC ................................       40,677
     50,828        ROYAL DUTCH PETROLEUM CO (NEW YORK SHS) .......    2,491,589
     14,300        SCHLUMBERGER LTD ..............................      785,785
      3,500        SUNOCO, INC ...................................      130,690
      7,381        TRANSOCEAN SEDCO FOREX, INC ...................      249,625
      4,068        UNOCAL CORP ...................................      146,733
                                                                   ------------
                   TOTAL ENERGY                                      40,328,347
                                                                   ------------
 FINANCIAL SERVICES--17.78%
     14,700        AFLAC, INC ....................................      361,032
     14,800        ALLSTATE CORP .................................      498,760
      2,500        AMBAC FINANCIAL GROUP, INC ....................      144,650
     87,769        AMERICAN EXPRESS CO ...........................    3,132,476
    209,659        AMERICAN INTERNATIONAL GROUP, INC .............   16,646,925
     10,000        AMSOUTH BANCORPORATION ........................      189,000
      7,950        AON CORP ......................................      282,384
    154,566        BANK OF AMERICA CORP ..........................    9,729,930
     18,700        BANK OF NEW YORK CO, INC ......................      762,960
     25,634        BANK ONE CORP .................................    1,001,008
     12,200        BB&T CORP .....................................      440,542
      1,146        BEAR STEARNS COS, INC .........................       67,201
      5,000        CAPITAL ONE FINANCIAL CORP ....................      269,750
     32,000        CHARLES SCHWAB CORP ...........................      495,040
      6,831        CHARTER ONE FINANCIAL, INC ....................      185,462
      3,100        CHUBB CORP ....................................      213,900
      2,200        CINCINNATI FINANCIAL CORP .....................       83,930
    352,045        CITIGROUP, INC ................................   17,771,232
      3,050        COMERICA, INC .................................      174,765
     15,724      * CONSECO, INC ..................................       70,129
      4,200        COUNTRYWIDE CREDIT INDUSTRIES, INC ............      172,074
      9,600        EQUITY OFFICE PROPERTIES TRUST ................      288,768
      6,300        EQUITY RESIDENTIAL PROPERTIES TRUST ...........      180,873
     90,875        FANNIE MAE ....................................    7,224,563
     46,139        FIFTH THIRD BANCORP ...........................    2,829,705
    161,678        FLEETBOSTON FINANCIAL CORP ....................    5,901,247
      6,100        FRANKLIN RESOURCES, INC .......................      215,147
     17,136        FREDDIE MAC ...................................    1,120,694
      2,600        GOLDEN WEST FINANCIAL CORP ....................      153,010
      4,700        HARTFORD FINANCIAL SERVICES GROUP, INC ........      295,301
     11,726        HOUSEHOLD INTERNATIONAL, INC ..................      679,404
      2,642        HUNTINGTON BANCSHARES, INC ....................       45,413
      4,875        JEFFERSON-PILOT CORP ..........................      225,566
      8,500        JOHN HANCOCK FINANCIAL SERVICES, INC ..........      351,050
     47,780        JP MORGAN CHASE & CO ..........................    1,736,803
      7,400        KEYCORP .......................................      180,116
     86,885        LEHMAN BROTHERS HOLDINGS, INC .................    5,803,918
      5,600        LINCOLN NATIONAL CORP .........................      271,992
      6,450        MARSH & MCLENNAN COS, INC .....................      693,053
      3,500        MBIA, INC .....................................      187,705
     18,075        MBNA CORP .....................................      636,240
     75,645        MELLON FINANCIAL CORP .........................    2,845,765
     19,000        MERRILL LYNCH & CO, INC .......................      990,280
    101,402        METLIFE, INC ..................................    3,212,415
      1,500        MGIC INVESTMENT CORP ..........................       92,580
     46,762        MONY GROUP, INC ...............................    1,616,562
     24,560        MORGAN STANLEY DEAN WITTER & CO ...............    1,373,886
     12,000        NATIONAL CITY CORP ............................      350,880
     43,176        NORTHERN TRUST CORP ...........................    2,600,059
    513,990        OLD MUTUAL PLC ................................      654,554

                        SEE NOTES TO FINANCIAL STATEMENTS

38  TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

       Statement of Investments - Growth & Income Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 FINANCIAL SERVICES--(CONTINUED)
      7,800        PNC FINANCIAL SERVICES GROUP, INC ............. $    438,360
      2,100        PROGRESSIVE CORP ..............................      313,530
     13,100      * PROVIDIAN FINANCIAL CORP ......................       46,505
     64,327      * PRUDENTIAL FINANCIAL, INC .....................    2,135,013
      7,300        REGIONS FINANCIAL CORP ........................      218,562
    145,571        SAFECO CORP ...................................    4,534,537
     10,400        SOUTHTRUST CORP ...............................      256,568
      3,450        ST. PAUL COS, INC .............................      151,697
      2,600        STARWOOD HOTELS & RESORTS WORLDWIDE, INC ......       77,610
      8,700        STATE STREET CORP .............................      454,575
      7,300        STILWELL FINANCIAL, INC .......................      198,706
      5,800        SUNTRUST BANKS, INC ...........................      363,660
      9,100        SYNOVUS FINANCIAL CORP ........................      227,955
      4,598        T ROWE PRICE GROUP, INC .......................      159,689
      4,400        TORCHMARK CORP ................................      173,052
    177,618        U.S. BANCORP ..................................    3,717,545
      4,500        UNION PLANTERS CORP ...........................      203,085
      3,285        UNUMPROVIDENT CORP ............................       87,085
      3,000        USA EDUCATION, INC ............................      252,060
     29,859        WACHOVIA CORP .................................      936,378
     22,345        WASHINGTON MUTUAL, INC ........................      730,682
     41,000        WELLS FARGO & CO ..............................    1,781,450
      3,100        XL CAPITAL LTD (CLASS A) ......................      283,216
      3,300        ZIONS BANCORP .................................      173,514
                                                                   ------------
                   TOTAL FINANCIAL SERVICES                         113,365,733
                                                                   ------------
 HEALTH CARE--14.41%
    138,820        ABBOTT LABORATORIES ...........................    7,739,215
     60,522        AETNA, INC (NEW) ..............................    1,996,621
      3,100        ALLERGAN, INC .................................      232,655
     55,341        AMERICAN HOME PRODUCTS CORP ...................    3,395,724
      3,400        AMERISOURCEBERGEN CORP ........................      216,070
     91,528      * AMGEN, INC ....................................    5,165,840
      6,020      * ANTHEM, INC ...................................      297,990
      6,400        APPLERA CORP (APPLIED BIOSYSTEMS GROUP) .......      251,328
      1,200        BARD (C.R.), INC ..............................       77,400
      2,500        BAUSCH & LOMB, INC ............................       94,150
     66,268        BAXTER INTERNATIONAL, INC .....................    3,553,953
      7,900        BECTON DICKINSON & CO .........................      261,885
      3,400      * BIOGEN, INC ...................................      194,990
      8,100        BIOMET, INC ...................................      250,290
      6,900      * BOSTON SCIENTIFIC CORP ........................      166,428
     84,003        BRISTOL-MYERS SQUIBB CO .......................    4,284,153
     41,419        CARDINAL HEALTH, INC ..........................    2,678,153
      5,800      * CHIRON CORP ...................................      254,272
      2,805        CIGNA CORP ....................................      259,883
      4,100      * FOREST LABORATORIES, INC ......................      335,995
      3,900      * GENZYME CORP (GENERAL DIVISION) ...............      233,454
      7,200      * GUIDANT CORP ..................................      358,560
     13,600        HCA, INC ......................................      524,144
      5,700      * HEALTH MANAGEMENT ASSOCIATES, INC (CLASS A) ...      104,880
      9,116      * HEALTHSOUTH CORP ..............................      135,099
      7,800      * HUMANA, INC ...................................       91,962
     12,700      * IMMUNEX CORP ..................................      351,917
      6,900        IMS HEALTH, INC ...............................      134,619
    200,988        JOHNSON & JOHNSON .............................   11,895,168
     56,593      * KING PHARMACEUTICALS, INC .....................    2,384,263
     27,000        LILLY (ELI) & CO ..............................    2,120,580
      2,400      * MANOR CARE, INC ...............................       56,904
      8,242        MCKESSON CORP .................................      308,251
      4,900      * MEDIMMUNE, INC ................................      227,115
     64,480        MEDTRONIC, INC ................................    3,302,021
    112,919        MERCK & CO, INC ...............................    6,639,637
      5,300        PALL CORP .....................................      127,518
    425,171        PFIZER, INC ...................................   16,943,064

   SHARES                                                              VALUE
   ------                                                              -----
     96,748        PHARMACIA CORP ................................ $  4,126,302
      5,400      * QUINTILES TRANSNATIONAL CORP ..................       86,670
    140,348        SCHERING-PLOUGH CORP ..........................    5,025,862
      2,000      * ST. JUDE MEDICAL, INC .........................      155,300
      4,600        STRYKER CORP ..................................      268,502
     36,911      * TENET HEALTHCARE CORP .........................    2,167,414
     28,748        UNITEDHEALTH GROUP, INC .......................    2,034,496
         78      * VIASYS HEALTHCARE, INC ........................        1,576
      2,400      * WATSON PHARMACEUTICALS, INC ...................       75,336
      1,400      * WELLPOINT HEALTH NETWORKS, INC ................      163,590
      4,570      * ZIMMER HOLDINGS, INC ..........................      139,568
                                                                   ------------
                   TOTAL HEALTH CARE                                 91,890,767
                                                                   ------------
 OTHER--2.31%
     22,913      * CENDANT CORP ..................................      449,324
      2,800        CINTAS CORP ...................................      134,400
      1,350        CRANE CO ......................................       34,614
      4,700        DOVER CORP ....................................      174,229
      3,500        FORTUNE BRANDS, INC ...........................      138,565
      4,200        H & R BLOCK, INC ..............................      187,740
     17,037        HONEYWELL INTERNATIONAL, INC ..................      576,191
      2,000        ITT INDUSTRIES, INC ...........................      101,000
      4,500        LOEWS CORP ....................................      249,210
      3,600        MOODY'S CORP ..................................      143,496
      1,800      * ROBERT HALF INTERNATIONAL, INC ................       48,060
      3,100        SUPERVALU, INC ................................       68,572
     17,800        SYSCO CORP ....................................      466,716
      1,800        TEXTRON, INC ..................................       74,628
      2,500      * TMP WORLDWIDE, INC ............................      107,250
    186,885        TYCO INTERNATIONAL LTD ........................   11,007,527
     11,900        UNITED TECHNOLOGIES CORP ......................      769,097
                                                                   ------------
                   TOTAL OTHER                                       14,730,619
                                                                   ------------
 PRODUCER DURABLES--4.72%
      4,600      * ALLIED WASTE INDUSTRIES, INC ..................       64,676
      9,200        CATERPILLAR, INC ..............................      480,700
      2,100        COOPER INDUSTRIES, INC ........................       73,332
      3,300        DANAHER CORP ..................................      199,023
      4,100        DEERE & CO ....................................      179,006
      1,600        EATON CORP ....................................      119,056
     10,000        EMERSON ELECTRIC CO ...........................      571,000
    632,061        GENERAL ELECTRIC CO ...........................   25,333,005
        900        GRAINGER (W.W.), INC ..........................       43,200
      7,992        ILLINOIS TOOL WORKS, INC ......................      541,218
         52      * IMAGISTICS INTERNATIONAL, INC .................          642
      2,550        INGERSOLL-RAND CO .............................      106,616
         67      * KADANT, INC ...................................          972
      9,700        MINNESOTA MINING & MANUFACTURING CO ...........    1,146,637
      1,700        PACCAR, INC ...................................      111,554
      1,350        PARKER HANNIFIN CORP ..........................       61,979
      4,100        PITNEY BOWES, INC .............................      154,201
      1,800      * POWER-ONE, INC ................................       18,738
      4,200        ROCKWELL COLLINS, INC .........................       81,900
      5,400        ROCKWELL INTERNATIONAL CORP ...................       96,444
      1,300      * THOMAS & BETTS CORP ...........................       27,495
     14,647        WASTE MANAGEMENT, INC .........................      467,386
     22,900        XEROX CORP ....................................      238,617
                                                                   ------------
                   TOTAL PRODUCER DURABLES                           30,117,397
                                                                   ------------
 TECHNOLOGY--19.67%
     18,300      * ADC TELECOMMUNICATIONS, INC ...................       84,180
      3,600        ADOBE SYSTEMS, INC ............................      111,780
      8,000      * ADVANCED MICRO DEVICES, INC ...................      126,880
     10,674      * AGILENT TECHNOLOGIES, INC .....................      304,315
     98,300      * ALTERA CORP ...................................    2,085,926
      7,900      * AMERICAN POWER CONVERSION CORP ................      114,234
     56,317      * ANALOG DEVICES, INC ...........................    2,499,912


                        SEE NOTES TO FINANCIAL STATEMENTS

                                  2001 ANNUAL REPORT  TIAA-CREF Mutual Funds  39

       Statement of Investments - Growth & Income Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 TECHNOLOGY--(CONTINUED)
     10,900      * APPLE COMPUTER, INC ........................... $    238,710
    119,990      * APPLIED MATERIALS, INC ........................    4,811,599
     21,364      * APPLIED MICRO CIRCUITS CORP ...................      241,840
      2,500        AUTODESK, INC .................................       93,175
     13,400        AUTOMATIC DATA PROCESSING, INC ................      789,260
      6,699      * AVAYA, INC ....................................       81,393
         93      * AXCELIS TECHNOLOGIES, INC .....................        1,199
     53,038      * BEA SYSTEMS, INC ..............................      816,785
      5,700      * BMC SOFTWARE, INC .............................       93,309
      6,100      * BROADCOM CORP (CLASS A) .......................      249,307
     43,252      * BROCADE COMMUNICATIONS SYSTEMS, INC ...........    1,432,506
    190,295      * CIENA CORP ....................................    2,723,121
    614,046      * CISCO SYSTEMS, INC ............................   11,120,373
      4,300      * CITRIX SYSTEMS, INC ...........................       97,438
     33,308        COMPAQ COMPUTER CORP ..........................      325,086
     13,450        COMPUTER ASSOCIATES INTERNATIONAL, INC ........      463,891
      2,700      * COMPUTER SCIENCES CORP ........................      132,246
      8,600      * COMPUWARE CORP ................................      101,394
      4,300      * COMVERSE TECHNOLOGY, INC ......................       96,191
     11,718      * CONCORD EFS, INC ..............................      384,116
      5,900      * CONEXANT SYSTEMS, INC .........................       84,724
      4,000      * CONVERGYS CORP ................................      149,960
     22,000      * CORNING, INC ..................................      196,240
    151,243      * DELL COMPUTER CORP ............................    4,110,785
      1,600        DELUXE CORP ...................................       66,528
         13      * EFUNDS CORP ...................................          179
     11,900        ELECTRONIC DATA SYSTEMS CORP ..................      815,745
    118,166      * EMC CORP ......................................    1,588,151
      3,300        EQUIFAX, INC ..................................       79,695
      9,700        FIRST DATA CORP ...............................      760,965
      4,350      * FISERV, INC ...................................      184,092
      7,500      * GATEWAY, INC ..................................       60,300
     42,452        HEWLETT-PACKARD CO ............................      871,964
    435,789        INTEL CORP ....................................   13,705,564
    109,193        INTERNATIONAL BUSINESS MACHINES CORP ..........   13,207,985
      4,900      * INTUIT, INC ...................................      209,622
      4,600      * JABIL CIRCUIT, INC ............................      104,512
     31,000      * JDS UNIPHASE CORP .............................      269,080
      4,300      * KLA-TENCOR CORP ...............................      213,108
     88,664      * LAM RESEARCH CORP .............................    2,058,778
      4,000      * LEXMARK INTERNATIONAL, INC ....................      236,000
      8,900        LINEAR TECHNOLOGY CORP ........................      347,456
      8,500      * LSI LOGIC CORP ................................      134,130
     79,585      * LUCENT TECHNOLOGIES, INC ......................      500,590
      7,600      * MAXIM INTEGRATED PRODUCTS, INC ................      399,076
      1,900      * MERCURY INTERACTIVE CORP ......................       64,562
     14,000      * MICRON TECHNOLOGY, INC ........................      434,000
    389,348      * MICROSOFT CORP ................................   25,794,305
          9      * MIPS TECHNOLOGIES, INC (CLASS B) ..............           72
      6,425        MOLEX, INC ....................................      198,854
    302,241        MOTOROLA, INC .................................    4,539,660
      4,100      * NATIONAL SEMICONDUCTOR CORP ...................      126,239
        600      * NCR CORP ......................................       22,116
      7,700      * NETWORK APPLIANCE, INC ........................      168,399
    236,545        NOKIA CORP (SPON ADR) .........................    5,802,449
    215,860      * NORTEL NETWORKS CORP (U.S.) ...................    1,618,950
      8,400      * NOVELL, INC ...................................       38,556
      3,300      * NOVELLUS SYSTEMS, INC .........................      130,185
      3,300      * NVIDIA CORP ...................................      220,770
    134,200      * ORACLE CORP ...................................    1,853,302
     13,287      * PALM, INC .....................................       51,554
     12,000      * PARAMETRIC TECHNOLOGY CORP ....................       93,720
      7,025        PAYCHEX, INC ..................................      244,821
      7,000      * PEOPLESOFT, INC ...............................      281,400

   SHARES                                                              VALUE
   ------                                                              -----
      3,800      * PMC-SIERRA, INC ............................... $     80,788
      2,100      * QLOGIC CORP ...................................       93,471
     55,819      * QUALCOMM, INC .................................    2,818,860
         48      * RIVERSTONE NETWORKS, INC ......................          797
          3      * ROXIO, INC ....................................           50
     12,100      * SANMINA-SCI CORP ..............................      240,790
      2,900      * SAPIENT CORP ..................................       22,388
      6,200        SCIENTIFIC-ATLANTA, INC .......................      148,428
     10,700      * SIEBEL SYSTEMS, INC ...........................      299,386
     19,100      * SOLECTRON CORP ................................      215,448
    150,921      * SUN MICROSYSTEMS, INC .........................    1,856,328
      8,950        SYMBOL TECHNOLOGIES, INC ......................      142,126
      9,600      * TELLABS, INC ..................................      143,616
      4,200      * TERADYNE, INC .................................      126,588
     40,500        TEXAS INSTRUMENTS, INC ........................    1,134,000
      6,600      * THERMO ELECTRON CORP ..........................      157,476
      2,500      * UNISYS CORP ...................................       31,350
     51,746      * VERITAS SOFTWARE CORP .........................    2,319,773
      4,400      * VITESSE SEMICONDUCTOR CORP ....................       54,692
     89,500      * XILINX, INC ...................................    3,494,975
     22,541      * YAHOO!, INC ...................................      399,877
                                                                   ------------
                   TOTAL TECHNOLOGY                                 125,440,516
                                                                   ------------
 TRANSPORTATION--0.60%
      3,600      * AMR CORP ......................................       79,812
      7,000        BURLINGTON NORTHERN SANTA FE CORP .............      199,710
     35,315      * CONTINENTAL AIRLINES, INC (CLASS B) ...........      925,606
      3,300        CSX CORP ......................................      115,665
      2,800        DELTA AIR LINES, INC ..........................       81,928
      8,080      * FEDEX CORP ....................................      419,190
     12,200        NORFOLK SOUTHERN CORP .........................      223,626
      2,700        RYDER SYSTEM, INC .............................       59,805
      4,513      * SABRE HOLDINGS CORP ...........................      191,126
     65,650        SOUTHWEST AIRLINES CO .........................    1,213,212
      1,500      * U.S. AIRWAYS GROUP, INC .......................        9,510
      5,100        UNION PACIFIC CORP ............................      290,700
                                                                   ------------
                   TOTAL TRANSPORTATION                               3,809,890
                                                                   ------------
 UTILITIES--8.64%
    492,470        A T & T CORP ..................................    8,933,406
    248,275      * A T & T WIRELESS SERVICES, INC ................    3,567,712
     12,400      * AES CORP ......................................      202,740
      4,600        ALLEGHENY ENERGY, INC .........................      166,612
     27,856        ALLIANT ENERGY CORP ...........................      845,708
      6,300        ALLTEL CORP ...................................      388,899
      3,200        AMEREN CORP ...................................      135,360
      6,140        AMERICAN ELECTRIC POWER CO, INC ...............      267,274
     32,915      * AMERICAN TOWER CORP (CLASS A) .................      311,705
     45,300        BELLSOUTH CORP ................................    1,728,195
      7,100      * CALPINE CORP ..................................      119,209
      3,300        CENTURYTEL, INC ...............................      108,240
      1,900        CINERGY CORP ..................................       63,517
      6,600      * CITIZENS COMMUNICATIONS CO ....................       70,356
     82,761        CMS ENERGY CORP ...............................    1,988,747
      3,500        CONSOLIDATED EDISON, INC ......................      141,260
      6,100        CONSTELLATION ENERGY GROUP, INC ...............      161,955
     35,736        DOMINION RESOURCES, INC .......................    2,147,734
      5,300        DTE ENERGY CO .................................      222,282
     19,600        DUKE ENERGY CORP ..............................      769,496
      8,100        DYNEGY, INC (CLASS A) .........................      206,550
      3,600      * EDISON INTERNATIONAL ..........................       54,360
     13,264        EL PASO CORP ..................................      591,707
      3,900        ENTERGY CORP ..................................      152,529
      8,737        EXELON CORP ...................................      418,328
      5,391        FIRSTENERGY CORP ..............................      188,577
      3,055        FPL GROUP, INC ................................      172,302
          5     b* GLOBAL CROSSING LTD ...........................            4


40  TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

SEE NOTES TO FINANCIAL STATEMENTS

       Statement of Investments - Growth & Income Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 UTILITIES--(CONTINUED)
      1,500        KEYSPAN CORP .................................. $     51,974
      2,600        KINDER MORGAN, INC ............................      144,794
    149,890      * LEVEL 3 COMMUNICATIONS, INC ...................      749,450
      5,269      * MIRANT CORP ...................................       84,409
     18,600      * NEXTEL COMMUNICATIONS, INC (CLASS A) ..........      203,856
      3,754      * NIAGARA MOHAWK HOLDINGS, INC ..................       66,558
      1,100        NICOR, INC ....................................       45,804
     69,601        NISOURCE, INC .................................    1,604,999
      1,343      * NISOURCE, INC (SAILS) .........................        3,116
      5,900      * P G & E CORP ..................................      113,516
        300        PEOPLES ENERGY CORP ...........................       11,379
      3,400        PINNACLE WEST CAPITAL CORP ....................      142,290
      5,147        PPL CORP ......................................      179,373
     58,440      * PRICE COMMUNICATIONS CORP .....................    1,115,620
      5,200        PROGRESS ENERGY, INC ..........................      234,156
        500      * PROGRESS ENERGY, INC (CVO) ....................          225
      6,300        PUBLIC SERVICE ENTERPRISE GROUP, INC ..........      265,797
     38,842        QWEST COMMUNICATIONS INTERNATIONAL, INC .......      548,837
     62,709        RELIANT ENERGY, INC ...........................    1,663,043
    150,988        SBC COMMUNICATIONS, INC .......................    5,914,200
      7,173        SEMPRA ENERGY .................................      176,097
     85,674        SOUTHERN CO ...................................    2,171,836
    103,198        SPRINT CORP (FON GROUP) .......................    2,072,216
    139,971      * SPRINT CORP (PCS GROUP) .......................    3,416,692
      5,500        TECO ENERGY, INC ..............................      144,320
     28,755        TXU CORP ......................................    1,355,798
     64,560        VERIZON COMMUNICATIONS, INC ...................    3,064,018
     14,400        WILLIAMS COS, INC .............................      367,488

   SHARES/
  PRINCIPAL                                                            VALUE
  ---------                                                            -----
    339,486      * WORLDCOM, INC (WORLDCOM GROUP) ................ $  4,779,963
     10,240        XCEL ENERGY, INC ..............................      284,058
                                                                   ------------
                   TOTAL UTILITIES                                   55,100,646
                                                                   ------------

                   TOTAL COMMON STOCK
                    (COST $603,981,540)                             633,742,556
                                                                   ------------
SHORT TERM INVESTMENT--0.52%
 U.S. GOVERNMENT AND AGENCY--0.52%
                 FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
$ 3,300,000        1.510%, 01/02/02 ..............................    3,299,862
                                                                   ------------

                 TOTAL SHORT TERM INVESTMENT
                  (COST $3,299,862)                                   3,299,862
                                                                   ------------

                 TOTAL PORTFOLIO--99.91%
                  (COST $607,291,936)                               637,052,242

                 OTHER ASSETS & LIABILITIES, NET--0.09%                 579,842
                                                                   ------------

                 NET ASSETS--100.00%                               $637,632,084
                                                                   ============

----------
*  Non-income producing
b  In bankruptcy

At December 31, 2001, the aggregate cost of portfolio investments for federal income tax purposes was $658,206,036. Net unrealized depreciation of portfolio investments aggregated $21,153,794, of which $11,995,721 related to appreciated portfolio investments and $33,149,515 related to depreciated portfolio investments.


                        SEE NOTES TO FINANCIAL STATEMENTS

                                  2001 ANNUAL REPORT TIAA-CREF Mutual Funds   41

        Statement of Investments - Equity Index Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
COMMON STOCK--98.30%
 AEROSPACE AND DEFENSE--1.03%
        203        AAR CORP ...................................... $      1,829
        222      * ALLIANT TECHSYSTEMS, INC ......................       17,138
        100      * ARMOR HOLDINGS, INC ...........................        2,699
        100      * AVIALL, INC ...................................          755
      6,818        BOEING CO .....................................      264,404
         79      * DRS TECHNOLOGIES, INC .........................        2,816
      1,815      * ECHOSTAR COMMUNICATIONS CORP (CLASS A) ........       49,858
        143        ENGINEERED SUPPORT SYSTEMS, INC ...............        4,892
      1,731        GENERAL DYNAMICS CORP .........................      137,857
      7,393      * GENERAL MOTORS CORP (CLASS H) .................      114,222
        119        HEICO CORP ....................................        1,793
          1        HEICO CORP (CLASS A) ..........................           13
        156      * HEXCEL CORP ...................................          480
        100      * INNOVATIVE SOLUTIONS & SUPPORT, INC ...........          777
        185        KAMAN CORP (CLASS A) ..........................        2,886
        100      * LADISH CO, INC ................................        1,092
      2,976        LOCKHEED MARTIN CORP ..........................      138,890
        174      * MOOG, INC (CLASS A) ...........................        3,793
        825        NORTHROP GRUMMAN CORP .........................       83,168
        141      * ORBITAL SCIENCES CORP .........................          582
        260      * PANAMSAT CORP .................................        5,689
        382      * PEGASUS COMMUNICATIONS CORP ...................        3,977
      1,029        PERKINELMER, INC ..............................       36,036
        441        PRECISION CASTPARTS CORP ......................       12,458
      3,190        RAYTHEON CO ...................................      103,579
        421      * REMEC, INC ....................................        4,206
        292      * TELEDYNE TECHNOLOGIES, INC ....................        4,757
        144      * TRIUMPH GROUP, INC ............................        4,680
        100      * VIASAT, INC ...................................        1,560
                                                                   ------------
                   TOTAL AEROSPACE AND DEFENSE                        1,006,886
                                                                   ------------
 BASIC INDUSTRIES--3.63%
         13      * AEP INDUSTRIES, INC ...........................          311
      1,898        AIR PRODUCTS & CHEMICALS, INC .................       89,035
        535      * AIRGAS, INC ...................................        8,089
        792      * AK STEEL HOLDING CORP .........................        9,013
         71        ALBANY INTERNATIONAL CORP (CLASS A) ...........        1,541
        192        ALBEMARLE CORP ................................        4,608
      7,217        ALCOA, INC ....................................      256,564
        624        ALLEGHENY TECHNOLOGIES, INC ...................       10,452
        101        AMCOL INTERNATIONAL CORP ......................          727
        477      * AMERICAN STANDARD COS, INC ....................       32,546
        319        APTARGROUP, INC ...............................       11,175
        182        ARCH CHEMICALS, INC ...........................        4,222
        315        ARCH COAL, INC ................................        7,151
        235      * ARMSTRONG HOLDINGS, INC .......................          801
        765        AVERY DENNISON CORP ...........................       43,245
        214        BALL CORP .....................................       15,130
      1,047        BARRICK GOLD CORP (U.S.) ......................       16,700
        381        BEMIS CO ......................................       18,738
        794     b* BETHLEHEM STEEL CORP ..........................          357
        727        BLACK & DECKER CORP ...........................       27,430
        351        BOISE CASCADE CORP ............................       11,938
        395        BOWATER, INC ..................................       18,842
         61      * BRUSH ENGINEERED MATERIALS, INC ...............          869
        195      * BUCKEYE TECHNOLOGIES, INC .....................        2,243
        100      * BUILDING MATERIALS HOLDING CORP ...............        1,085
         20        BUTLER MANUFACTURING CO .......................          554
        583        CABOT CORP ....................................       20,813
        159      * CABOT MICROELECTRONICS CORP ...................       12,601
        328        CALGON CARBON CORP ............................        2,739
        163        CAMBREX CORP ..................................        7,107
        196        CARAUSTAR INDUSTRIES, INC .....................        1,358
        313        CARLISLE COS, INC .............................       11,575

   SHARES                                                              VALUE
   ------                                                              -----
        169        CARPENTER TECHNOLOGY CORP ..................... $      4,499
         41        CASTLE (A.M.) & CO ............................          336
        100        CENTEX CONSTRUCTION PRODUCTS, INC .............        3,205
        523        CENTEX CORP ...................................       29,858
        100        CENTURY ALUMINUM CO ...........................        1,336
        353      * CHAMPION ENTERPRISES, INC .....................        4,345
        100        CHEMED CORP ...................................        3,390
         68        CHEMFIRST, INC ................................        1,630
         80        CHESAPEAKE CORP ...............................        2,225
        190        CLARCOR, INC ..................................        5,159
        803        CLAYTON HOMES, INC ............................       13,731
        142        CLEVELAND-CLIFFS, INC .........................        2,599
        933      * COLLINS & AIKMAN CORP .........................        7,184
        147        COMMERCIAL METALS CO ..........................        5,142
        185        CONSOL ENERGY, INC ............................        4,595
        182      * CORVAS INTERNATIONAL, INC .....................        1,192
        835        CROMPTON CORP .................................        7,515
        127        CROSSMANN COMMUNITIES, INC ....................        4,191
        687      * CROWN CORK & SEAL CO, INC .....................        1,745
        361      * CYTEC INDUSTRIES, INC .........................        9,747
        540        D.R. HORTON, INC ..............................       17,528
        405      * DAL-TILE INTERNATIONAL, INC ...................        9,416
        147        DELTIC TIMBER CORP ............................        4,028
        183      * DIONEX CORP ...................................        4,668
      7,586        DOW CHEMICAL CO ...............................      256,255
      8,753        DU PONT (E.I.) DE NEMOURS & CO ................      372,090
        100      * EARTHSHELL CORP ...............................          200
        695        EASTMAN CHEMICAL CO ...........................       27,119
      1,125        ECOLAB, INC ...................................       45,281
        174        ELCOR CORP ....................................        4,835
        250      * EMCOR GROUP, INC ..............................       11,350
        524      * ENCOMPASS SERVICES CORP .......................        1,520
        100      * ENCORE WIRE CORP ..............................        1,210
        100      * ENERGY CONVERSION DEVICES, INC ................        1,897
      1,023        ENGELHARD CORP ................................       28,317
        233        FERRO CORP ....................................        6,011
        426      * FLEETWOOD ENTERPRISES, INC ....................        4,827
        190        FLORIDA ROCK INDUSTRIES, INC ..................        6,950
        728        FLUOR CORP (NEW) ..............................       27,227
        178      * FMC CORP ......................................       10,591
        100      * FOAMEX INTERNATIONAL, INC .....................          810
        558      * FREEPORT-MCMORAN COPPER & GOLD, INC (CLASS A) .        7,472
         57      * GENTEK, INC ...................................           97
        217        GEORGIA GULF CORP .............................        4,015
      1,885        GEORGIA-PACIFIC CORP (GEORGIA-PACIFIC GROUP) ..       52,045
        128        GIBRALTAR STEEL CORP ..........................        2,243
        105        GLATFELTER ....................................        1,636
        836        GOODRICH CORP .................................       22,254
        209        GRANITE CONSTRUCTION, INC .....................        5,033
        259        GREAT LAKES CHEMICAL CORP .....................        6,289
        100        GREIF BROTHERS CORP (CLASS A) .................        3,295
        190        H.B. FULLER CO ................................        5,466
        900      * HERCULES, INC .................................        9,000
        100      * HOVNANIAN ENTERPRISES, INC (CLASS A) ..........        2,128
        876        IMC GLOBAL, INC ...............................       11,388
        175      * INSITUFORM TECHNOLOGIES, INC (CLASS A) ........        4,477
        316      * INTEGRATED ELECTRICAL SERVICES, INC ...........        1,618
      4,122        INTERNATIONAL PAPER CO ........................      166,323
         56      * INTERNATIONAL SPECIALTY PRODUCTS, INC .........          501
        149        INTERPOOL, INC ................................        2,868
         79      * IVEX PACKAGING CORP ...........................        1,501
        246      * JACOBS ENGINEERING GROUP, INC .................       16,236
        110      * KAISER ALUMINUM CORP ..........................          178
        335        KB HOME .......................................       13,434
      4,550        KIMBERLY-CLARK CORP ...........................      272,090


                       SEE NOTES TO FINANCIAL STATEMENTS

42  TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

        Statement of Investments - Equity Index Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 BASIC INDUSTRIES--(CONTINUED)
        324        LAFARGE NORTH AMERICA, INC .................... $     12,173
        447        LENNAR CORP ...................................       20,929
        400        LENNOX INTERNATIONAL, INC .....................        3,880
         12        LIQUI-BOX CORP ................................          495
        185      * LONE STAR TECHNOLOGIES, INC ...................        3,256
        395        LONGVIEW FIBRE CO .............................        4,665
        801      * LOUISIANA-PACIFIC CORP ........................        6,760
        207        LSI INDUSTRIES, INC ...........................        3,602
        406        LUBRIZOL CORP .................................       14,247
        100      * LYDALL, INC ...................................        1,000
        886        LYONDELL CHEMICAL CO ..........................       12,696
        158        MACDERMID, INC ................................        2,678
        415        MARTIN MARIETTA MATERIALS, INC ................       19,339
      3,769        MASCO CORP ....................................       92,341
        586        MASSEY ENERGY CO ..............................       12,148
        200      * MATTSON TECHNOLOGY, INC .......................        1,762
        152        MDC HOLDINGS, INC .............................        5,744
        786        MEAD CORP .....................................       24,280
         11      * MESTEK, INC ...................................          260
        457        MILLENNIUM CHEMICALS, INC .....................        5,758
        230        MINERALS TECHNOLOGIES, INC ....................       10,727
        100      * MOBILE MINI, INC ..............................        3,912
        252        MONSANTO CO ...................................        8,518
        232      * MUELLER INDUSTRIES, INC .......................        7,714
        100      * NANOPHASE TECHNOLOGIES CORP ...................          589
         10        NCH CORP ......................................          522
         69      * NCI BUILDING SYSTEMS, INC .....................        1,221
      1,582        NEWMONT MINING CORP ...........................       30,232
         82        NL INDUSTRIES, INC ............................        1,252
         36      * NORTEK, INC ...................................        1,004
        100      * NS GROUP, INC .................................          748
        728        NUCOR CORP ....................................       38,555
         38      * NVR, INC ......................................        7,752
         45      * OCTEL CORP ....................................          810
        252        OLIN CORP .....................................        4,067
        190        OM GROUP, INC .................................       12,576
        224      * OMNOVA SOLUTIONS, INC .........................        1,523
         97      * OREGON STEEL MILLS, INC .......................          480
        100      * OSMONICS, INC .................................        1,402
      1,165      * OWENS-ILLINOIS, INC ...........................       11,638
        400      * PACKAGING CORP OF AMERICA .....................        7,260
      1,334      * PACTIV CORP ...................................       23,679
         69      * PALM HARBOR HOMES, INC ........................        1,653
         99        PEABODY ENERGY CORP ...........................        2,791
        100        PENN ENGINEERING & MANUFACTURING CORP .........        1,675
         53        PENN VIRGINIA CORP ............................        1,807
        420        PENTAIR, INC ..................................       15,334
        100      * PENWEST PHARMACEUTICALS CO ....................        2,005
        724      * PHELPS DODGE CORP .............................       23,458
         16        PITT-DES MOINES, INC ..........................          496
      1,356        PLUM CREEK TIMBER CO, INC .....................       38,443
        742        POLYONE CORP ..................................        7,272
        100        POPE & TALBOT, INC ............................        1,425
        198        POTLATCH CORP .................................        5,805
      1,332        PPG INDUSTRIES, INC ...........................       68,891
      1,299        PRAXAIR, INC ..................................       71,763
        550        PULTE HOMES, INC ..............................       24,569
        100        QUAKER CHEMICAL CORP ..........................        2,060
         54        QUANEX CORP ...................................        1,528
        205        RAYONIER, INC .................................       10,346
        171        RELIANCE STEEL & ALUMINUM CO ..................        4,489
        100        ROANOKE ELECTRIC STEEL CORP ...................        1,380
         46        ROCK-TENN CO (CLASS A) ........................          662
      1,336        ROHM & HAAS CO ................................       46,266

   SHARES                                                              VALUE
   ------                                                              -----
        907        RPM, INC ...................................... $     13,115
        157      * RTI INTERNATIONAL METALS, INC .................        1,562
        151        RYERSON TULL, INC .............................        1,661
        154        RYLAND GROUP, INC .............................       11,273
        299      * SCHULER HOMES, INC (CLASS A) ..................        5,935
        216        SCHULMAN (A.), INC ............................        2,948
        100      * SCICLONE PHARMACEUTICALS, INC .................          300
        657      * SEALED AIR CORP ...............................       26,819
        300      * SHAW GROUP, INC ...............................        7,050
      1,132        SHERWIN-WILLIAMS CO ...........................       31,130
        580        SIGMA-ALDRICH CORP ............................       22,858
        141      * SILGAN HOLDINGS, INC ..........................        3,689
        131      * SIMPSON MANUFACTURING CO, INC .................        7,506
         34        SKYLINE CORP ..................................        1,097
      1,398      * SMURFIT-STONE CONTAINER CORP ..................       22,326
        520        SNAP-ON, INC ..................................       17,503
        915        SOLUTIA, INC ..................................       12,828
        784        SONOCO PRODUCTS CO ............................       20,839
        117        SOUTHERN PERU COPPER CORP .....................        1,398
         57        SPARTECH CORP .................................        1,171
        222        ST. JOE CO ....................................        6,161
        195        STANDARD-PACIFIC CORP .........................        4,742
        660        STANLEY WORKS .................................       30,736
        167      * STEEL DYNAMICS, INC ...........................        1,939
        342      * STILLWATER MINING CO ..........................        6,327
        381        TEMPLE-INLAND, INC ............................       21,614
        123      * TERRA INDUSTRIES, INC .........................          431
        238        TEXAS INDUSTRIES, INC .........................        8,782
        100      * TITANIUM METALS CORP ..........................          399
        178      * TOLL BROTHERS, INC ............................        7,814
        108        TREDEGAR CORP .................................        2,052
        116      * TREX CO, INC ..................................        2,203
        733        UNITED STATES STEEL CORP ......................       13,275
         55        UNIVERSAL FOREST PRODUCTS, INC ................        1,151
        148      * URS CORP ......................................        4,057
        741        USEC, INC .....................................        5,306
        286     b* USG CORP ......................................        1,636
        840        VULCAN MATERIALS CO ...........................       40,270
         64        WATSCO, INC ...................................          909
        394        WAUSAU-MOSINEE PAPER CORP .....................        4,767
         52        WD-40 CO ......................................        1,386
        228        WELLMAN, INC ..................................        3,532
        148        WEST PHARMACEUTICAL SERVICES, INC .............        3,937
        720        WESTVACO CORP .................................       20,484
      1,759        WEYERHAEUSER CO ...............................       95,127
        784        WILLAMETTE INDUSTRIES, INC ....................       40,862
        103      * WOLVERINE TUBE, INC ...........................        1,169
        580        WORTHINGTON INDUSTRIES, INC ...................        8,236
        347        YORK INTERNATIONAL CORP .......................       13,231
                                                                   ------------
                   TOTAL BASIC INDUSTRIES                             3,540,755
                                                                   ------------
 CONSUMER CYCLICAL--10.05%
        100      * 1-800 CONTACTS, INC ...........................        1,244
        179      * 99 CENTS ONLY STORES ..........................        6,820
         67        AARON RENTS, INC ..............................        1,092
        664      * ABERCROMBIE & FITCH CO (CLASS A) ..............       17,616
        500      * ACCLAIM ENTERTAINMENT, INC ....................        2,650
        144      * ACKERLEY GROUP, INC ...........................        2,520
         91      * ACTION PERFORMANCE COS, INC ...................        2,786
        136      * ACTV, INC .....................................          254
        703      * ADELPHIA COMMUNICATIONS CORP (CLASS A) ........       21,920
         25      * ADVANCE AUTO PARTS ............................        1,244
        100        ADVANCED MARKETING SERVICES, INC ..............        1,825
        100      * AFC ENTERPRISES, INC ..........................        2,839
         96      * ALLIANCE GAMING CORP ..........................        2,821
        168      * AMC ENTERTAINMENT, INC ........................        2,016


                        SEE NOTES TO FINANCIAL STATEMENTS

                                  2001 ANNUAL REPORT  TIAA-CREF Mutual Funds  43

        Statement of Investments - Equity Index Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 CONSUMER CYCLICAL--(CONTINUED)
        132      * AMERCO ........................................ $      2,484
        100      * AMERICAN AXLE & MANUFACTURING HOLDINGS, INC ...        2,138
        417      * AMERICAN EAGLE OUTFITTERS, INC ................       10,913
        525      * AMERICAN GREETINGS CORP (CLASS A) .............        7,235
        182      * ANNTAYLOR STORES CORP .........................        6,370
     35,905      * AOL TIME WARNER, INC ..........................    1,152,551
        188        APOGEE ENTERPRISES, INC .......................        2,974
        688      * APOLLO GROUP, INC (CLASS A) ...................       30,967
         57      * APOLLO GROUP, INC (UNIVERSITY OF
                     PHOENIX ONLINE) .............................        1,858
        338        APPLEBEE'S INTERNATIONAL, INC .................       11,560
         68        ARCTIC CAT, INC ...............................        1,156
        173      * ARGOSY GAMING CO ..............................        5,626
        592        ARVINMERITOR, INC .............................       11,627
        784        AUTOLIV, INC ..................................       15,923
        450      * AZTAR CORP ....................................        8,235
        190      * BALLY TOTAL FITNESS HOLDING CORP ..............        4,096
        148        BANDAG, INC ...................................        5,144
         64        BARNES GROUP, INC .............................        1,535
        100        BASSETT FURNITURE INDUSTRIES, INC .............        1,401
        100      * BEASLEY BROADCAST GROUP, INC (CLASS A) ........        1,301
         10      * BEBE STORES, INC ..............................          187
      2,373      * BED BATH & BEYOND, INC ........................       80,445
        735        BELO CORP (CLASS A) ...........................       13,781
      1,015        BIG LOTS, INC .................................       10,556
        300        BLOCKBUSTER, INC (CLASS A) ....................        7,560
        345        BOB EVANS FARMS, INC ..........................        8,477
        220      * BOCA RESORTS, INC (CLASS A) ...................        2,882
        194        BORGWARNER, INC ...............................       10,137
        239        BOWNE & CO, INC ...............................        3,059
        136      * BOYD GAMING CORP ..............................          884
        402      * BOYDS COLLECTION LTD ..........................        2,722
        819      * BRINKER INTERNATIONAL, INC ....................       24,373
         69        BROWN SHOE CO, INC ............................        1,121
        746        BRUNSWICK CORP ................................       16,233
        100      * BUCA, INC .....................................        1,621
        100      * BUCKLE, INC ...................................        2,230
         68        BURLINGTON COAT FACTORY WAREHOUSE CORP ........        1,142
         34        BUSH INDUSTRIES, INC (CLASS A) ................          369
        706      * CABLEVISION SYSTEMS CORP (CLASS A) ............       33,500
        382      * CABLEVISION SYSTEMS CORP (RAINBOW MEDIA GROUP)         9,435
         99      * CALIFORNIA PIZZA KITCHEN, INC .................        2,450
        686        CALLAWAY GOLF CO ..............................       13,137
        341      * CATALINA MARKETING CORP .......................       11,833
         57        CATO CORP (CLASS A) ...........................        1,077
        421        CBRL GROUP, INC ...............................       12,394
        202      * CEC ENTERTAINMENT, INC ........................        8,765
        137      * CHAMPIONSHIP AUTO RACING TEAMS, INC ...........        2,204
        238      * CHARLOTTE RUSSE HOLDING, INC ..................        4,429
        671      * CHARMING SHOPPES, INC .........................        3,563
        900      * CHARTER COMMUNICATIONS, INC (CLASS A) .........       14,787
        247      * CHICO'S FAS, INC ..............................        9,806
        117      * CHILDREN'S PLACE RETAIL STORES, INC ...........        3,177
        338      * CHOICE HOTELS INTERNATIONAL, INC ..............        7,487
        244      * CHRISTOPHER & BANKS CORP ......................        8,357
         73        CHURCHILL DOWNS, INC ..........................        2,699
        356        CLAIRE'S STORES, INC ..........................        5,376
      4,105      * CLEAR CHANNEL COMMUNICATIONS, INC .............      208,986
         63        COACHMEN INDUSTRIES, INC ......................          756
         10      * COLDWATER CREEK, INC ..........................          212
        100      * COLE NATIONAL CORP ............................        1,655
         71      * COLUMBIA SPORTSWEAR CO ........................        2,364
      8,036      * COMCAST CORP (CLASS A) SPECIAL ................      289,296
        454        COOPER TIRE & RUBBER CO .......................        7,246
        338      * COPART, INC ...................................       12,293

   SHARES                                                              VALUE
   ------                                                              -----
      1,572      * COX COMMUNICATIONS, INC (CLASS A) ............. $     65,883
        302      * COX RADIO, INC (CLASS A) ......................        7,695
        100      * CROWN MEDIA HOLDINGS, INC (CLASS A) ...........        1,129
         23      * CSS INDUSTRIES, INC ...........................          711
        168      * CUMULUS MEDIA, INC (CLASS A) ..................        2,718
      1,319        DANA CORP .....................................       18,308
        895        DARDEN RESTAURANTS, INC .......................       31,683
      4,712        DELPHI AUTOMOTIVE SYSTEMS CORP ................       64,366
        489        DILLARD'S, INC (CLASS A) ......................        7,824
        199      * DIRECT FOCUS, INC .............................        6,209
      2,081        DOLLAR GENERAL CORP ...........................       31,007
        191      * DOLLAR THRIFTY AUTOMOTIVE GROUP, INC ..........        2,961
        787      * DOLLAR TREE STORES, INC .......................       24,326
        252        DONALDSON CO, INC .............................        9,788
        924        DONNELLEY (R.R.) & SONS CO ....................       27,434
         51        DOVER DOWNS ENTERTAINMENT, INC ................          780
        413        DOW JONES & CO, INC ...........................       22,603
         59      * DRESS BARN, INC ...............................        1,476
         58      * DURA AUTOMOTIVE SYSTEMS, INC ..................          638
      2,650        EASTMAN KODAK CO ..............................       77,990
         62      * ELIZABETH ARDEN, INC ..........................          947
        172      * EMMIS COMMUNICATIONS CORP (CLASS A) ...........        4,066
        189      * ENTERCOM COMMUNICATIONS CORP ..................        9,450
        258      * ENTRAVISION COMMUNICATIONS CORP (CLASS A) .....        3,083
        340      * EQUITY INNS, INC ..............................        2,251
        172      * EXIDE TECHNOLOGIES ............................          212
        469      * EXTENDED STAY AMERICA, INC ....................        7,692
        235        FACTSET RESEARCH SYSTEMS, INC .................        8,213
      1,292        FAMILY DOLLAR STORES, INC .....................       38,734
        113        FEDDERS CORP ..................................          344
        278     b* FEDERAL-MOGUL CORP ............................          220
      1,530      * FEDERATED DEPARTMENT STORES, INC ..............       62,577
        309        FELCOR LODGING TRUST, INC .....................        5,163
        100      * FINISH LINE, INC (CLASS A) ....................        1,529
         27        FISHER COMMUNICATIONS, INC ....................        1,188
         28        FLORIDA EAST COAST INDUSTRIES, INC (CLASS B) ..          585
      1,218      * FOOT LOCKER, INC ..............................       19,062
        233      * FOOTSTAR, INC .................................        7,293
     15,321        FORD MOTOR CO .................................      240,846
        165        FOREST CITY ENTERPRISES, INC (CLASS A) ........        6,386
        153      * FOSSIL, INC ...................................        3,213
      1,207      * FOX ENTERTAINMENT GROUP, INC (CLASS A) ........       32,022
        125        FRED'S, INC ...................................        5,120
        100        FRIEDMAN'S, INC (CLASS A) .....................          842
        236        G & K SERVICES, INC (CLASS A) .................        7,623
      2,216        GANNETT CO, INC ...............................      148,982
      5,123        GAP, INC ......................................       71,415
        168      * GAYLORD ENTERTAINMENT CO ......................        4,133
      1,572      * GEMSTAR-TV GUIDE INTERNATIONAL, INC ...........       43,544
        326        GENCORP, INC ..................................        4,600
      4,659        GENERAL MOTORS CORP ...........................      226,427
        246      * GENESCO, INC ..................................        5,107
        100      * GENESISINTERMEDIA, INC ........................          590
        576      * GENTEX CORP ...................................       15,396
      1,370        GENUINE PARTS CO ..............................       50,279
        119      * GLOBAL SPORTS, INC ............................        2,374
      1,228        GOODYEAR TIRE & RUBBER CO .....................       29,239
        182        GRACO, INC ....................................        7,107
         48        GRAY COMMUNICATIONS SYSTEMS, INC ..............          666
          4        GREY GLOBAL GROUP, INC ........................        2,667
         59      * GROUP 1 AUTOMOTIVE, INC .......................        1,682
         28      * GUESS?, INC ...................................          210
        183      * GUITAR CENTER, INC ............................        2,496
        180      * GYMBOREE CORP .................................        2,147
        100        HANCOCK FABRICS, INC ..........................        1,315


44  TIAA-CREF Mutual Funds  2001 ANNUAL REPORT
SEE NOTES TO FINANCIAL STATEMENTS

        Statement of Investments - Equity Index Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 CONSUMER CYCLICAL--(CONTINUED)
        205      * HANDLEMAN CO .................................. $      3,044
      2,617        HARLEY-DAVIDSON, INC ..........................      142,129
        322        HARMAN INTERNATIONAL INDUSTRIES, INC ..........       14,522
        884      * HARRAH'S ENTERTAINMENT, INC ...................       32,717
        269        HARTE-HANKS, INC ..............................        7,578
         68        HAVERTY FURNITURE COS, INC ....................        1,125
        167     b* HAYES LEMMERZ INTERNATIONAL, INC ..............           42
         81      * HEARST-ARGYLE TELEVISION, INC .................        1,746
      2,742        HILTON HOTELS CORP ............................       29,943
        814      * HISPANIC BROADCASTING CORP ....................       20,757
        327        HOLLINGER INTERNATIONAL, INC ..................        3,826
        100      * HOLLYWOOD CASINO CORP (CLASS A) ...............        1,050
        419      * HOLLYWOOD ENTERTAINMENT CORP ..................        5,988
        200      * HOT TOPIC, INC ................................        6,278
         76      * IHOP CORP .....................................        2,227
        100      * IMPCO TECHNOLOGIES, INC .......................        1,269
        217      * INFORMATION HOLDINGS, INC .....................        6,143
        300      * INSIGHT COMMUNICATIONS CO, INC ................        7,248
        288        INTERACTIVE DATA CORP .........................        4,072
        690      * INTERNATIONAL GAME TECHNOLOGY .................       47,127
        201        INTERNATIONAL SPEEDWAY CORP (CLASS A) .........        7,859
      3,185        INTERPUBLIC GROUP OF COS, INC .................       94,085
        207      * INTERTAN, INC .................................        2,600
        718        INTIMATE BRANDS, INC ..........................       10,669
        200      * ISLE OF CAPRI CASINOS, INC ....................        2,676
      2,172        J.C. PENNEY CO, INC ...........................       58,427
        255      * JACK IN THE BOX, INC ..........................        7,023
        157      * JAKKS PACIFIC, INC ............................        2,975
        721        JOHNSON CONTROLS, INC .........................       58,221
        942      * JONES APPAREL GROUP, INC ......................       31,246
        179      * JOURNAL REGISTER CO ...........................        3,766
        100      * K2, INC .......................................          721
        204        KELLWOOD CO ...................................        4,898
        150      * KEY3MEDIA GROUP, INC ..........................          800
        320        KIMBALL INTERNATIONAL, INC (CLASS B) ..........        4,848
        192      * KIRBY CORP ....................................        5,290
      3,964      * KMART CORP ....................................       21,643
        616        KNIGHT RIDDER, INC ............................       39,997
      2,400      * KOHL'S CORP ...................................      169,056
        273      * KRISPY KREME DOUGHNUTS, INC ...................       12,067
        143      * KROLL, INC ....................................        2,159
         24        K-SWISS, INC (CLASS A) ........................          798
        499      * LAMAR ADVERTISING CO ..........................       21,128
         97        LANDRY'S RESTAURANTS, INC .....................        1,809
        250      * LANDS' END, INC ...............................       12,540
         82        LASALLE HOTEL PROPERTIES ......................          963
        420        LA-Z-BOY, INC .................................        9,164
        518      * LEAR CORP .....................................       19,757
        366        LEE ENTERPRISES, INC ..........................       13,311
      1,539        LEGGETT & PLATT, INC ..........................       35,397
        101        LIBBEY, INC ...................................        3,298
         72      * LIBERTY DIGITAL, INC (CLASS A) ................          249
     21,784      * LIBERTY MEDIA CORP (CLASS A) ..................      304,963
      2,918        LIMITED, INC ..................................       42,953
        349      * LINENS `N THINGS, INC .........................        8,900
        423        LIZ CLAIBORNE, INC ............................       21,044
        100      * LODGENET ENTERTAINMENT CORP ...................        1,709
        225        LONE STAR STEAKHOUSE & SALOON, INC ............        3,337
        184      * LUBY'S, INC ...................................        1,051
        467      * MANDALAY RESORT GROUP .........................        9,994
         85        MARCUS CORP ...................................        1,203
      1,580        MARRIOTT INTERNATIONAL, INC (CLASS A) .........       64,227
        100      * MARTHA STEWART LIVING OMNIMEDIA, INC
                     (CLASS A) ...................................        1,645
      2,510        MAY DEPARTMENT STORES CO ......................       92,820

   SHARES                                                              VALUE
   ------                                                              -----
        618        MAYTAG CORP ................................... $     19,177
        153        MCCLATCHY CO (CLASS A) ........................        7,191
     10,829        MCDONALD'S CORP ...............................      286,644
      1,613        MCGRAW-HILL COS, INC ..........................       98,361
         84        MEDIA GENERAL, INC (CLASS A) ..................        4,186
        300      * MEDIACOM COMMUNICATIONS CORP ..................        5,478
        100      * MEDIS TECHNOLOGIES LTD ........................          735
        296      * MEN'S WEARHOUSE, INC ..........................        6,112
        339        MEREDITH CORP .................................       12,085
        218      * METRO ONE TELECOMMUNICATIONS, INC .............        6,595
        279      * METRO-GOLDWYN-MAYER, INC ......................        6,110
        486      * MGM MIRAGE ....................................       14,031
        610      * MICHAELS STORES, INC ..........................       20,100
         62      * MICROS SYSTEMS, INC ...........................        1,556
         61        MIDAS, INC ....................................          702
        211      * MIDWAY GAMES, INC .............................        3,167
        184        MODINE MANUFACTURING CO .......................        4,293
        368      * MOHAWK INDUSTRIES, INC ........................       20,196
        197      * MONACO COACH CORP .............................        4,308
        100      * MOVIE GALLERY, INC ............................        2,436
        302      * MSC INDUSTRIAL DIRECT CO (CLASS A) ............        5,965
        200      * MTR GAMING GROUP, INC .........................        3,200
         69        MYERS INDUSTRIES, INC .........................          942
        147        NATIONAL GOLF PROPERTIES, INC .................        1,304
         28        NATIONAL PRESTO INDUSTRIES, INC ...............          777
        217      * NAUTICA ENTERPRISES, INC ......................        2,775
        366      * NEIMAN MARCUS GROUP, INC (CLASS A) ............       11,372
        100      * NETRATINGS, INC ...............................        1,568
      1,242        NEW YORK TIMES CO (CLASS A) ...................       53,717
         33        NEWS CORP LTD (SPON ADR) ......................          873
        621        NIKE, INC (CLASS B) ...........................       34,925
        903        NORDSTROM, INC ................................       18,268
        209      * OAKLEY, INC ...................................        3,398
         53      * O'CHARLEY'S, INC ..............................          981
      1,644        OMNICOM GROUP, INC ............................      146,891
         37      * ON COMMAND CORP ...............................          113
        328      * O'REILLY AUTOMOTIVE, INC ......................       11,962
        133        OSHKOSH B'GOSH, INC (CLASS A) .................        5,578
        112        OSHKOSH TRUCK CORP ............................        5,460
        557      * OUTBACK STEAKHOUSE, INC .......................       19,077
         24        OXFORD INDUSTRIES, INC ........................          566
        123      * P.F. CHANG'S CHINA BISTRO, INC ................        5,818
        204      * PACIFIC SUNWEAR OF CALIFORNIA, INC ............        4,166
         63      * PANERA BREAD CO (CLASS A) .....................        3,279
         85      * PAPA JOHN'S INTERNATIONAL, INC ................        2,336
      2,288      * PARK PLACE ENTERTAINMENT CORP .................       20,981
        126      * PARKERVISION, INC .............................        2,646
        247      * PAYLESS SHOESOURCE, INC .......................       13,869
        100      * PENN NATIONAL GAMING, INC .....................        3,034
        180      * PENTON MEDIA, INC .............................        1,127
        444      * PERFORMANCE FOOD GROUP CO .....................       15,615
        185        PHILLIPS-VAN HEUSEN CORP ......................        2,017
        664        PIER 1 IMPORTS, INC ...........................       11,514
         88      * PINNACLE ENTERTAINMENT, INC ...................          531
        546      * PINNACLE SYSTEMS, INC .........................        4,335
        145      * PIXAR, INC ....................................        5,214
         86      * PLATO LEARNING, INC ...........................        1,428
         75      * PLAYBOY ENTERPRISES, INC (CLASS B) ............        1,267
        156        POLARIS INDUSTRIES, INC .......................        9,009
        268     b* POLAROID CORP .................................           21
        410      * POLO RALPH LAUREN CORP ........................       10,972
        303      * PRESSTEK, INC .................................        2,779
        384      * PRIME HOSPITALITY CORP ........................        4,243
      2,016      * PRIMEDIA, INC .................................        8,770
        127        PULITZER, INC .................................        6,477


                        SEE NOTES TO FINANCIAL STATEMENTS

                                  2001 ANNUAL REPORT  TIAA-CREF Mutual Funds  45

        Statement of Investments - Equity Index Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 CONSUMER CYCLICAL--(CONTINUED)
        181      * QUIKSILVER, INC ............................... $      3,113
        532      * RADIO ONE, INC (CLASS A) ......................        9,826
         64      * RADIO ONE, INC (CLASS D) ......................        1,153
        243      * RARE HOSPITALITY INTERNATIONAL, INC ...........        5,477
        843        READER'S DIGEST ASSOCIATION, INC (CLASS A) ....       19,456
        100      * RECOTON CORP ..................................        1,360
        374      * REEBOK INTERNATIONAL LTD ......................        9,911
        100      * REGENT COMMUNICATIONS, INC ....................          675
        312        REGIS CORP ....................................        8,043
         90      * RENT-A-CENTER, INC ............................        3,021
        100      * RESORTQUEST INTERNATIONAL, INC ................          476
        100      * RESOURCES CONNECTION, INC .....................        2,633
         27        RIVIANA FOODS, INC ............................          479
        633        ROSS STORES, INC ..............................       20,307
        427        RUBY TUESDAY, INC .............................        8,809
        204        RUSSELL CORP ..................................        3,062
        336      * RYAN'S FAMILY STEAK HOUSES, INC ...............        7,274
        129      * SAGA COMMUNICATIONS, INC (CLASS A) ............        2,670
      1,006      * SAKS, INC .....................................        9,396
        100      * SALEM COMMUNICATIONS CORP (CLASS A) ...........        2,300
         34      * SALTON, INC ...................................          642
         34        SCHAWK, INC ...................................          374
        204      * SCHOLASTIC CORP ...............................       10,267
        169      * SCOTTS CO (CLASS A) ...........................        8,044
        185      * SCP POOL CORP .................................        5,078
        299        SCRIPPS (E.W.) CO (CLASS A) ...................       19,734
      2,385        SEARS ROEBUCK & CO ............................      113,621
        214      * SHOPKO STORES, INC ............................        2,033
        111      * SHUFFLE MASTER, INC ...........................        1,739
        194      * SINCLAIR BROADCAST GROUP, INC (CLASS A) .......        1,835
        361      * SIRIUS SATELLITE RADIO, INC ...................        4,198
        674      * SIX FLAGS, INC ................................       10,366
         79        SMITH (A.O.) CORP .............................        1,541
        200      * SONIC AUTOMOTIVE, INC .........................        4,688
        103      * SONIC CORP ....................................        3,708
        234      * SOTHEBY'S HOLDINGS, INC (CLASS A) .............        3,887
        300      * SPANISH BROADCASTING SYSTEM, INC (CLASS A) ....        2,967
        251      * SPEEDWAY MOTORSPORTS, INC .....................        6,345
         61      * SPIEGEL, INC (CLASS A) ........................          278
        200      * SPORTS RESORTS INTERNATIONAL, INC .............        1,542
        130        STANDARD MOTOR PRODUCTS, INC ..................        1,807
      3,176      * STARBUCKS CORP ................................       60,503
        235      * STATION CASINOS, INC ..........................        2,630
        628        STEELCASE, INC (CLASS A) ......................        9,244
        206      * STEIN MART, INC ...............................        1,722
        200      * STELLENT, INC .................................        5,912
        100      * STEVEN MADDEN LTD .............................        1,407
         46      * STONERIDGE, INC ...............................          419
        273        STRIDE RITE CORP ..............................        1,788
        173        STURM RUGER & CO, INC .........................        2,073
        174        SUPERIOR INDUSTRIES INTERNATIONAL, INC ........        7,004
        300      * SYLVAN LEARNING SYSTEMS, INC ..................        6,621
        186        TALBOTS, INC ..................................        6,743
         20        TANGER FACTORY OUTLET CENTERS, INC ............          417
      7,601        TARGET CORP ...................................      312,021
        100      * TBC CORP ......................................        1,339
        345      * THE CHEESECAKE FACTORY, INC ...................       11,996
        190      * THE STEAK N SHAKE CO ..........................        2,098
        126        THOR INDUSTRIES, INC ..........................        4,668
        267      * THQ, INC ......................................       12,941
      1,246        TIFFANY & CO ..................................       39,212
        238      * TIMBERLAND CO (CLASS A) .......................        8,825
      2,268        TJX COS, INC ..................................       90,402
        187      * TOO, INC ......................................        5,143

   SHARES                                                              VALUE
   ------                                                              -----
        264      * TOPPS CO, INC ................................. $      3,208
        251      * TOWER AUTOMOTIVE, INC .........................        2,267
         31      * TRENDWEST RESORTS, INC ........................          785
      1,614        TRIBUNE CO ....................................       60,412
      1,181      * TRICON GLOBAL RESTAURANTS, INC ................       58,105
         17      * TROPICAL SPORTSWEAR INTERNATIONAL CORP ........          319
        780        TRW, INC ......................................       28,891
        907      * U.S.A. NETWORKS, INC ..........................       24,770
        323      * UNIFI, INC ....................................        2,342
        100      * UNIVERSAL ELECTRONICS, INC ....................        1,721
      1,394      * UNIVISION COMMUNICATIONS, INC (CLASS A) .......       56,401
        100      * URBAN OUTFITTERS, INC .........................        2,412
         84      * VAIL RESORTS, INC .............................        1,489
        412      * VALASSIS COMMUNICATIONS, INC ..................       14,675
         54      * VALUE CITY DEPARTMENT STORES, INC .............          254
        100      * VANS, INC .....................................        1,274
        221      * VASTERA, INC ..................................        3,671
        660        VF CORP .......................................       25,747
     11,160      * VIACOM, INC (CLASS B) .........................      492,714
      1,125        VISTEON CORP ..................................       16,920
        181      * WABASH NATIONAL CORP ..........................        1,412
     23,286        WAL-MART STORES, INC ..........................    1,340,109
     17,703        WALT DISNEY CO ................................      366,806
        694        WENDY'S INTERNATIONAL, INC ....................       20,244
        140      * WESTPOINT STEVENS, INC ........................          343
        558      * WESTWOOD ONE, INC .............................       16,768
         61      * WET SEAL, INC (CLASS A) .......................        1,437
        480        WHIRLPOOL CORP ................................       35,198
        276        WILEY (JOHN) & SONS, INC (CLASS A) ............        6,356
        364      * WILLIAMS-SONOMA, INC ..........................       15,616
        100      * WILSONS THE LEATHER EXPERTS, INC ..............        1,141
         54        WINNEBAGO INDUSTRIES, INC .....................        1,995
        186      * WMS INDUSTRIES, INC ...........................        3,720
        255        WOLVERINE WORLD WIDE, INC .....................        3,838
        100        WOODWARD GOVERNOR CO ..........................        5,825
        100      * WORLD WRESTLING FEDERATION ENTERTAINMENT, INC .        1,315
        100      * XM SATELLITE RADIO HOLDINGS, INC ..............        1,836
         85      * YOUNG BROADCASTING, INC (CLASS A) .............        1,526
        333      * ZALE CORP .....................................       13,946
        182      * ZOMAX, INC ....................................        1,454
                                                                   ------------
                   TOTAL CONSUMER CYCLICAL                            9,817,635
                                                                   ------------
 CONSUMER NON-CYCLICAL--9.11%
        100      * 1-800-FLOWERS.COM, INC ........................        1,560
        187      * 7-ELEVEN, INC .................................        2,190
        329        ALBERTO-CULVER CO (CLASS B) ...................       14,719
      3,403        ALBERTSON'S, INC ..............................      107,160
      1,567      * AMAZON.COM, INC ...............................       16,955
        169      * AMERICAN ITALIAN PASTA CO (CLASS A) ...........        7,103
      7,487        ANHEUSER-BUSCH COS, INC .......................      338,487
        185      * APPLICA, INC ..................................        1,667
      4,896        ARCHER DANIELS MIDLAND CO .....................       70,258
         66      * AURORA FOODS, INC .............................          333
      2,024      * AUTONATION, INC ...............................       24,956
        666      * AUTOZONE, INC .................................       47,819
      1,899        AVON PRODUCTS, INC ............................       88,304
        403      * BARNES & NOBLE, INC ...........................       11,929
      1,369      * BEST BUY CO, INC ..............................      101,963
        586      * BJ'S WHOLESALE CLUB, INC ......................       25,843
        331        BLYTH, INC ....................................        7,696
        694      * BORDERS GROUP, INC ............................       13,769
        100      * BOSTON BEER CO, INC (CLASS A) .................        1,715
        348        BROWN-FORMAN CORP (CLASS B) ...................       21,785
        232      * CADIZ, INC ....................................        1,861
      1,866        CAMPBELL SOUP CO ..............................       55,737
        299        CASEY'S GENERAL STORES, INC ...................        4,455


                       SEE NOTES TO FINANCIAL STATEMENTS

46  TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

        Statement of Investments - Equity Index Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 CONSUMER NON-CYCLICAL--(CONTINUED)
        384      * CDW COMPUTER CENTERS, INC ..................... $     20,625
        346        CHURCH & DWIGHT CO, INC .......................        9,214
        271      * CIRCUIT CITY STORES, INC (CARMAX GROUP) .......        6,163
      1,564        CIRCUIT CITY STORES, INC (CIRCUIT CITY GROUP) .       40,586
      1,352        CLOROX CO .....................................       53,472
        290      * COACH, INC ....................................       11,304
     17,111        COCA-COLA CO ..................................      806,784
      1,768        COCA-COLA ENTERPRISES, INC ....................       33,486
      4,742        COLGATE-PALMOLIVE CO ..........................      273,851
      4,493        CONAGRA FOODS, INC ............................      106,799
        322      * CONSTELLATION BRANDS, INC (CLASS A) ...........       13,798
        153        COORS (ADOLPH) CO (CLASS B) ...................        8,170
        340        CORN PRODUCTS INTERNATIONAL, INC ..............       11,985
        241      * COST PLUS, INC ................................        6,387
      3,802      * COSTCO WHOLESALE CORP .........................      168,733
      3,324        CVS CORP ......................................       98,390
        441      * DEAN FOODS CO .................................       30,076
         13        DEB SHOPS, INC ................................          315
        167      * DEL MONTE FOODS CO ............................        1,421
        345        DELTA & PINE LAND CO ..........................        7,807
        757        DIAL CORP .....................................       12,983
        377        DIMON, INC ....................................        2,714
        376        DOLE FOOD CO ..................................       10,088
        152        DREYER'S GRAND ICE CREAM, INC .................        5,854
         65      * DUANE READE, INC ..............................        1,973
        121      * ELECTRONICS BOUTIQUE HOLDINGS CORP ............        4,833
        706      * ENERGIZER HOLDINGS, INC .......................       13,449
        885        ESTEE LAUDER COS (CLASS A) ....................       28,373
        208        ETHAN ALLEN INTERIORS, INC ....................        8,651
        100      * EXPEDIA, INC (CLASS A) ........................        4,061
        147      * FACTORY 2-U STORES, INC .......................        2,946
        205        FASTENAL CO ...................................       13,618
        300        FLEMING COS, INC ..............................        5,550
         95      * FLOWERS FOODS, INC ............................        3,792
        100      * FTI CONSULTING, INC ...........................        3,280
        435      * FURNITURE BRANDS INTERNATIONAL, INC ...........       13,929
      3,111        GENERAL MILLS, INC ............................      161,803
      8,901        GILLETTE CO ...................................      297,293
        165      * GREAT ATLANTIC & PACIFIC TEA CO, INC ..........        3,924
        294      * HAIN CELESTIAL GROUP, INC .....................        8,073
      1,449        HASBRO, INC ...................................       23,517
      3,003        HEINZ (H.J.) CO ...............................      123,483
         50        HERBALIFE INTERNATIONAL, INC (CLASS B) ........          660
        598        HERMAN MILLER, INC ............................       14,149
        760        HERSHEY FOODS CORP ............................       51,452
     19,763        HOME DEPOT, INC ...............................    1,008,111
        603        HORMEL FOODS CORP .............................       16,203
        188        HUGHES SUPPLY, INC ............................        5,804
         36        INGLES MARKETS, INC (CLASS A) .................          430
        315      * INSIGHT ENTERPRISES, INC ......................        7,749
        255        INTERFACE, INC (CLASS A) ......................        1,431
        677        INTERNATIONAL FLAVORS & FRAGRANCES, INC .......       20,114
         64      * INTERNATIONAL MULTIFOODS CORP .................        1,530
        152        INTERSTATE BAKERIES CORP ......................        3,675
         23      * J & J SNACK FOODS CORP ........................          562
        197        J.M. SMUCKER CO ...............................        6,970
        100      * JILL (J.) GROUP, INC ..........................        2,153
      2,005        KELLOGG CO ....................................       60,351
      6,817      * KROGER CO .....................................      142,271
         53      * LADENBURG THALMANN FINANCIAL SERVICES, INC ....           46
        229        LANCASTER COLONY CORP .........................        8,132
        191        LANCE, INC ....................................        2,729
        100      * LITHIA MOTORS, INC (CLASS A) ..................        2,070
        317        LONGS DRUG STORES CORP ........................        7,411

   SHARES                                                              VALUE
   ------                                                              -----
      6,512        LOWE'S COS .................................... $    302,222
      3,382        MATTEL, INC ...................................       58,170
        561        MCCORMICK & CO, INC (NON-VOTE) ................       23,545
        134        MOVADO GROUP, INC .............................        2,573
         71        NASH FINCH CO .................................        2,208
         52        NATURE'S SUNSHINE PRODUCTS, INC ...............          610
        423      * NBTY, INC .....................................        4,949
      1,992        NEWELL RUBBERMAID, INC ........................       54,919
        272        NU SKIN ENTERPRISES, INC (CLASS A) ............        2,380
      2,439      * OFFICE DEPOT, INC .............................       45,219
        727      * OFFICEMAX, INC ................................        3,272
         52        ONEIDA LTD ....................................          673
        300      * PATHMARK STORES, INC ..........................        7,398
        121      * PC CONNECTION, INC ............................        1,794
        374        PEP BOYS-MANNY MOE & JACK .....................        6,414
      1,452        PEPSI BOTTLING GROUP, INC .....................       34,122
        660        PEPSIAMERICAS INC .............................        9,108
     14,834        PEPSICO, INC ..................................      722,267
        532      * PERRIGO CO ....................................        6,288
        820      * PETSMART, INC .................................        8,069
     18,270        PHILIP MORRIS COS, INC ........................      837,677
         61        PILGRIM'S PRIDE CORP (CLASS B) ................          827
        208      * PLAYTEX PRODUCTS, INC .........................        2,028
        815      * PRICELINE.COM, INC ............................        4,743
     10,879        PROCTER & GAMBLE CO ...........................      860,855
        813        R.J. REYNOLDS TOBACCO HOLDINGS, INC ...........       45,772
      1,528        RADIOSHACK CORP ...............................       45,993
        208      * RALCORP HOLDINGS, INC .........................        4,722
         75      * REVLON, INC (CLASS A) .........................          500
      3,286      * RITE AID CORP .................................       16,627
        132      * ROBERT MONDAVI CORP (CLASS A) .................        5,016
        314        RUDDICK CORP ..................................        5,021
        139        RUSS BERRIE & CO, INC .........................        4,170
      3,999      * SAFEWAY, INC ..................................      166,958
         22        SANDERSON FARMS, INC ..........................          470
      6,422        SARA LEE CORP .................................      142,761
         56        SCHWEITZER-MAUDUIT INTERNATIONAL, INC .........        1,330
        377        SENSIENT TECHNOLOGIES CORP ....................        7,845
        100      * SKECHERS USA, INC (CLASS A) ...................        1,462
         69      * SLI, INC ......................................          180
         28      * SMART & FINAL, INC ............................          292
        942      * SMITHFIELD FOODS, INC .........................       20,762
        129      * SPARTAN STORES, INC ...........................        1,543
        200      * STAMPS.COM, INC ...............................          716
        100        STANDARD COMMERCIAL CORP ......................        1,650
      3,669      * STAPLES, INC ..................................       68,610
         33      * STEINWAY MUSICAL INSTRUMENTS, INC .............          548
        122        STEPAN CO .....................................        2,962
         60        THOMAS INDUSTRIES, INC ........................        1,500
        185      * TICKETMASTER (CLASS B) ........................        3,032
        241        TOOTSIE ROLL INDUSTRIES, INC ..................        9,418
      1,704      * TOYS "R" US, INC ..............................       35,341
        122      * TRANS WORLD ENTERTAINMENT CORP ................          927
         61      * TRIARC COS, INC ...............................        1,482
        129      * TUESDAY MORNING CORP ..........................        2,334
        367        TUPPERWARE CORP ...............................        7,065
        240      * TWEETER HOME ENTERTAINMENT GROUP, INC .........        6,960
      1,945        TYSON FOODS, INC (CLASS A) ....................       22,465
         81      * UNITED AUTO GROUP, INC ........................        2,091
        133      * UNITED NATURAL FOODS, INC .....................        3,325
        217        UNIVERSAL CORP ................................        7,901
      1,344        UST, INC ......................................       47,040
        234      * VALUEVISION INTERNATIONAL, INC (CLASS A) ......        4,584
        155        VECTOR GROUP LTD ..............................        5,092
      8,589        WALGREEN CO ...................................      289,106


                        SEE NOTES TO FINANCIAL STATEMENTS

                                  2001 ANNUAL REPORT  TIAA-CREF Mutual Funds  47

        Statement of Investments - Equity Index Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 CONSUMER NON-CYCLICAL--(CONTINUED)
        114        WEIS MARKETS, INC ............................. $      3,187
        356      * WHOLE FOODS MARKET, INC .......................       15,507
         63      * WILD OATS MARKETS, INC ........................          626
        737        WINN-DIXIE STORES, INC ........................       10,502
      1,343        WRIGLEY (WM.) JR CO ...........................       68,990
        100      * YANKEE CANDLE CO, INC .........................        2,266
                                                                   ------------
                   TOTAL CONSUMER NON-CYCLICAL                        8,894,801
                                                                   ------------
 ENERGY--5.10%
        100      * 3TEC ENERGY CORP ..............................        1,400
        561        AMERADA HESS CORP .............................       35,063
      2,097        ANADARKO PETROLEUM CORP .......................      119,214
      1,239        APACHE CORP ...................................       61,801
        572        ASHLAND, INC ..................................       26,358
         62      * ATWOOD OCEANICS, INC ..........................        2,161
      2,804        BAKER HUGHES, INC .............................      102,262
         68        BERRY PETROLEUM CO (CLASS A) ..................        1,068
      1,380      * BJ SERVICES CO ................................       44,781
      1,719        BURLINGTON RESOURCES, INC .....................       64,531
        186        CABOT OIL & GAS CORP (CLASS A) ................        4,473
        344      * CAL DIVE INTERNATIONAL, INC ...................        8,490
        100      * CALLON PETROLEUM CORP .........................          685
        423      * CAPSTONE TURBINE CORP .........................        2,288
        118        CARBO CERAMICS, INC ...........................        4,621
      1,089      * CHESAPEAKE ENERGY CORP ........................        7,198
      9,027        CHEVRONTEXACO CORP ............................      808,909
        200      * COMSTOCK RESOURCES, INC .......................        1,400
      5,319        CONOCO, INC ...................................      150,528
        377      * COOPER CAMERON CORP ...........................       15,216
        200      * DENBURY RESOURCES, INC ........................        1,462
        996        DEVON ENERGY CORP .............................       38,495
        377        DIAMOND OFFSHORE DRILLING, INC ................       11,461
        135      * DRIL-QUIP, INC ................................        3,254
        160      * EEX CORP ......................................          294
        100      * ENCORE ACQUISITION CO .........................        1,331
        146      * ENERGY PARTNERS LTD ...........................        1,102
      1,117        ENSCO INTERNATIONAL, INC ......................       27,757
        906        EOG RESOURCES, INC ............................       35,434
        110      * EVERGREEN RESOURCES, INC ......................        4,247
     57,664        EXXON MOBIL CORP ..............................    2,266,195
        191      * FOREST OIL CORP ...............................        5,388
        200        FRONTIER OIL CORP .............................        3,328
        129        GETTY REALTY CORP .............................        2,432
        429      * GLOBAL INDUSTRIES LTD .........................        3,818
        907      * GRANT PRIDECO, INC ............................       10,431
      1,122      * GREY WOLF, INC ................................        3,332
        100      * GULF ISLAND FABRICATION, INC ..................        1,251
      3,563        HALLIBURTON CO ................................       46,675
        468      * HANOVER COMPRESSOR CO .........................       11,822
        437        HELMERICH & PAYNE, INC ........................       14,587
        100        HOLLY CORP ....................................        1,925
        100      * HORIZON OFFSHORE, INC .........................          754
         65      * HOUSTON EXPLORATION CO ........................        2,183
         85      * HYDRIL CO .....................................        1,499
        370      * INPUT/OUTPUT, INC .............................        3,038
        200      * KCS ENERGY, INC ...............................          624
        870        KERR-MCGEE CORP ...............................       47,676
        712      * KEY ENERGY SERVICES, INC ......................        6,550
        100      * KEY PRODUCTION CO, INC ........................        1,700
        192      * MAGNUM HUNTER RESOURCES, INC ..................        1,594
      2,463        MARATHON OIL CORP .............................       73,890
        267      * MAVERICK TUBE CORP ............................        3,458
        148      * MCMORAN EXPLORATION CO ........................          857
        300      * MERIDIAN RESOURCE CORP ........................        1,197
        177        MITCHELL ENERGY & DEVELOPMENT CORP (CLASS A) ..        9,434

   SHARES                                                              VALUE
   ------                                                              -----
        301        MURPHY OIL CORP ............................... $     25,296
      1,067      * NABORS INDUSTRIES, INC ........................       36,630
        565      * NATIONAL-OILWELL, INC .........................       11,645
        339      * NEWFIELD EXPLORATION CO .......................       12,038
        515        NOBLE AFFILIATES, INC .........................       18,174
      1,095      * NOBLE DRILLING CORP ...........................       37,274
         62      * NUEVO ENERGY CO ...............................          930
      3,084        OCCIDENTAL PETROLEUM CORP .....................       81,819
      1,428        OCEAN ENERGY, INC .............................       27,418
        179      * OCEANEERING INTERNATIONAL, INC ................        3,959
        100      * OSCA, INC .....................................        2,085
        746      * PARKER DRILLING CO ............................        2,753
        200        PATINA OIL & GAS CORP .........................        5,500
        527      * PATTERSON-UTI ENERGY, INC .....................       12,284
        694        PENNZOIL-QUAKER STATE CO ......................       10,028
      3,171        PHILLIPS PETROLEUM CO .........................      191,083
        778      * PIONEER NATURAL RESOURCES CO ..................       14,984
        160      * PLAINS RESOURCES, INC .........................        3,938
        431        POGO PRODUCING CO .............................       11,322
      1,142      * PRIDE INTERNATIONAL, INC ......................       17,244
        100      * PRIMA ENERGY CORP .............................        2,175
         90      * PURE RESOURCES, INC ...........................        1,809
        317      * RANGE RESOURCES CORP ..........................        1,442
        105      * REMINGTON OIL & GAS CORP ......................        1,817
        773      * ROWAN COS, INC ................................       14,973
         50        RPC, INC ......................................          883
        141      * SEACOR SMIT, INC ..............................        6,542
        191      * SEITEL, INC ...................................        2,598
        437      * SMITH INTERNATIONAL, INC ......................       23,432
        200      * SPINNAKER EXPLORATION CO ......................        8,232
        284        ST. MARY LAND & EXPLORATION CO ................        6,018
        242      * STONE ENERGY CORP .............................        9,559
        600        SUNOCO, INC ...................................       22,404
        400      * SUPERIOR ENERGY SERVICES, INC .................        3,460
        174      * SWIFT ENERGY CO ...............................        3,515
        322      * TESORO PETROLEUM CORP .........................        4,221
        473        TIDEWATER, INC ................................       16,035
        322      * TOM BROWN, INC ................................        8,697
         99      * TRANSMONTAIGNE, INC ...........................          540
        200      * TRICO MARINE SERVICES, INC ....................        1,510
        626        ULTRAMAR DIAMOND SHAMROCK CORP ................       30,974
        300      * UNIT CORP .....................................        3,870
        100      * UNIVERSAL COMPRESSION HOLDINGS, INC ...........        2,949
      1,913        UNOCAL CORP ...................................       69,002
        537        VALERO ENERGY CORP ............................       20,470
        573      * VARCO INTERNATIONAL, INC ......................        8,584
        296      * VERITAS DGC, INC ..............................        5,476
        367        VINTAGE PETROLEUM, INC ........................        5,303
        907      * WEATHERFORD INTERNATIONAL, INC ................       33,795
        277      * WESTPORT RESOURCES CORP .......................        4,806
        222      * W-H ENERGY SERVICES, INC ......................        4,229
        914        XTO ENERGY, INC ...............................       15,995
                                                                   ------------
                   TOTAL ENERGY                                       4,984,641
                                                                   ------------
 FINANCIAL SERVICES--18.76%
         87        1ST SOURCE CORP ...............................        1,801
        328        21ST CENTURY INSURANCE GROUP ..................        6,380
        747        A.G. EDWARDS, INC .............................       32,995
        175        ADVANTA CORP (CLASS A) ........................        1,740
        247      * AFFILIATED MANAGERS GROUP, INC ................       17,409
      4,433        AFLAC, INC ....................................      108,874
         36        ALABAMA NATIONAL BANCORP ......................        1,214
         99        ALEXANDRIA REAL ESTATE EQUITIES, INC ..........        4,069
        349        ALFA CORP .....................................        7,832
         30      * ALLEGHANY CORP ................................        5,774
        735        ALLIED CAPITAL CORP ...........................       19,110


                       SEE NOTES TO FINANCIAL STATEMENTS

48  TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

        Statement of Investments - Equity Index Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
FINANCIAL SERVICES--(CONTINUED)
        404        ALLMERICA FINANCIAL CORP ...................... $     17,998
      6,038        ALLSTATE CORP .................................      203,481
        479        AMB PROPERTY CORP .............................       12,454
        706        AMBAC FINANCIAL GROUP, INC ....................       40,849
        206        AMCORE FINANCIAL, INC .........................        4,604
        267        AMERICAN CAPITAL STRATEGIES LTD ...............        7,569
     11,324        AMERICAN EXPRESS CO ...........................      404,154
        343        AMERICAN FINANCIAL GROUP, INC .................        8,421
        200        AMERICAN FINANCIAL HOLDINGS, INC ..............        5,082
     19,401        AMERICAN INTERNATIONAL GROUP, INC .............    1,540,439
        100        AMERICAN NATIONAL INSURANCE CO ................        8,410
        100      * AMERICAN PHYSICIANS CAPITAL, INC ..............        2,175
        582      * AMERICREDIT CORP ..............................       18,362
        941      * AMERITRADE HOLDINGS CORP (CLASS A) ............        5,571
        400        AMERUS GROUP CO ...............................       14,336
         55        AMLI RESIDENTIAL PROPERTIES TRUST .............        1,387
      3,073        AMSOUTH BANCORPORATION ........................       58,080
        174     b* ANC RENTAL CORP ...............................           14
        195        ANCHOR BANCORP WISCONSIN, INC .................        3,459
        297        ANNALY MORTGAGE MANAGEMENT, INC ...............        4,752
        310        ANTHRACITE CAPITAL, INC .......................        3,407
      1,905        AON CORP ......................................       67,666
        590        APARTMENT INVESTMENT & MANAGEMENT CO (CLASS A)        26,981
      1,203        ARCHSTONE-SMITH TRUST .........................       31,639
        509        ARDEN REALTY, INC .............................       13,489
         67        AREA BANCSHARES CORP ..........................        1,304
        163        ARGONAUT GROUP, INC ...........................        3,190
        100        ARROW FINANCIAL CORP ..........................        2,919
        565        ASSOCIATED BANC-CORP ..........................       19,939
        100        ASSOCIATED ESTATES REALTY CORP ................          918
        610        ASTORIA FINANCIAL CORP ........................       16,141
        506        AVALONBAY COMMUNITIES, INC ....................       23,939
        250        BALDWIN & LYONS, INC (CLASS B) ................        6,400
         15        BANCFIRST CORP ................................          521
        126        BANCFIRST OHIO CORP ...........................        3,043
        721        BANCORPSOUTH, INC .............................       11,969
        100        BANK MUTUAL CORP ..............................        1,528
     13,290        BANK OF AMERICA CORP ..........................      836,606
        143        BANK OF GRANITE CORP ..........................        2,827
      6,217        BANK OF NEW YORK CO, INC ......................      253,654
      9,877        BANK ONE CORP .................................      385,697
        222      * BANK UNITED CORP (CONTINGENT PAYMENT RTS) .....           22
        200        BANKATLANTIC BANCORP, INC (CLASS A) ...........        1,836
      1,244        BANKNORTH GROUP, INC ..........................       28,015
        200      * BANKUNITED FINANCIAL CORP (CLASS A) ...........        2,970
        100        BANNER CORP ...................................        1,691
        436      * BAY VIEW CAPITAL CORP .........................        3,196
      3,778        BB&T CORP .....................................      136,424
        694        BEAR STEARNS COS, INC .........................       40,696
         57      * BEAZER HOMES USA, INC .........................        4,171
         77        BEDFORD PROPERTY INVESTORS, INC ...............        1,733
        264        BERKLEY (W.R.) CORP ...........................       14,177
        100      * BLACKROCK, INC ................................        4,170
         78      * BOK FINANCIAL CORP ............................        2,458
         78        BOSTON PRIVATE FINANCIAL HOLDINGS, INC ........        1,721
        572        BOSTON PROPERTIES, INC ........................       21,736
         64        BOYKIN LODGING CO .............................          510
        173        BRANDYWINE REALTY TRUST .......................        3,645
        368        BRE PROPERTIES, INC (CLASS A) .................       11,393
        150        BROOKLINE BANCORP, INC ........................        2,466
        468        BROWN & BROWN, INC ............................       12,776
        131        BSB BANCORP, INC ..............................        3,106
        121        BURNHAM PACIFIC PROPERTIES, INC ...............          499
        313        CAMDEN PROPERTY TRUST .........................       11,487

   SHARES                                                              VALUE
   ------                                                              -----
        181        CAPITAL AUTOMOTIVE REIT ....................... $      3,600
         21        CAPITAL CITY BANK GROUP, INC ..................          509
      1,815        CAPITAL ONE FINANCIAL CORP ....................       97,919
        310        CAPITOL FEDERAL FINANCIAL .....................        6,460
        100        CAPITOL TRANSAMERICA CORP .....................        1,645
        250        CAPSTEAD MORTGAGE CORP ........................        5,875
        452        CARRAMERICA REALTY CORP .......................       13,605
        196        CASH AMERICA INTERNATIONAL, INC ...............        1,666
        803      * CATELLUS DEVELOPMENT CORP .....................       14,775
        249        CBL & ASSOCIATES PROPERTIES, INC ..............        7,844
         57        CCBT FINANCIAL COS, INC .......................        1,345
         94      * CCC INFORMATION SERVICES GROUP, INC ...........          581
        188        CENTENNIAL BANCORP ............................        1,387
        237        CENTERPOINT PROPERTIES CORP ...................       11,803
        100        CFS BANCORP, INC ..............................        1,435
      9,136        CHARLES SCHWAB CORP ...........................      141,334
        277        CHARTER MUNICIPAL MORTGAGE ACCEPTANCE CO ......        4,501
      1,894        CHARTER ONE FINANCIAL, INC ....................       51,422
        235        CHATEAU COMMUNITIES, INC ......................        7,027
        159        CHELSEA PROPERTY GROUP, INC ...................        7,807
        254        CHEMICAL FINANCIAL CORP .......................        7,661
        257        CHITTENDEN CORP ...............................        7,093
        545      * CHOICEPOINT, INC ..............................       27,626
      1,363        CHUBB CORP ....................................       94,047
      1,102        CINCINNATI FINANCIAL CORP .....................       42,041
     43,346        CITIGROUP, INC ................................    2,188,106
        353        CITIZENS BANKING CORP .........................       11,607
        200      * CITIZENS, INC .................................        2,530
        100        CITY BANK .....................................        2,396
         63      * CITY HOLDING CO ...............................          759
        346        CITY NATIONAL CORP ............................       16,210
        100      * CLARK/BARDES, INC .............................        2,523
        202      * CNA FINANCIAL CORP ............................        5,892
         62        CNA SURETY CORP ...............................          961
        100        COBIZ, INC ....................................        1,350
        966        COLONIAL BANCGROUP, INC .......................       13,611
         98        COLONIAL PROPERTIES TRUST .....................        3,053
        100      * COLUMBIA BANKING SYSTEM, INC ..................        1,305
        634     b* COMDISCO, INC .................................          330
      1,499        COMERICA, INC .................................       85,893
        374        COMMERCE BANCORP, INC .........................       14,713
        579        COMMERCE BANCSHARES, INC ......................       22,575
        166        COMMERCE GROUP, INC ...........................        6,257
        428        COMMERCIAL FEDERAL CORP .......................       10,058
        314        COMMERCIAL NET LEASE REALTY, INC ..............        4,082
        145        COMMONWEALTH BANCORP, INC .....................        3,212
        100        COMMUNITY BANKS, INC ..........................        2,700
        277        COMMUNITY FIRST BANKSHARES, INC ...............        7,116
        146        COMMUNITY TRUST BANCORP, INC ..................        3,468
      1,128        COMPASS BANCSHARES, INC .......................       31,922
        129      * COMPUCREDIT CORP ..............................        1,517
         74        CONNECTICUT BANCSHARES, INC ...................        1,913
      2,363      * CONSECO, INC ..................................       10,539
        347        CORNERSTONE REALTY INCOME TRUST, INC ..........        3,938
        100        CORPORATE OFFICE PROPERTIES TRUST .............        1,187
        244      * CORRECTIONS CORP OF AMERICA ...................        4,529
        135        CORUS BANKSHARES, INC .........................        6,129
      1,025        COUNTRYWIDE CREDIT INDUSTRIES, INC ............       41,994
        336        COUSINS PROPERTIES, INC .......................        8,185
        132        CPB, INC ......................................        3,882
        237        CRAWFORD & CO (CLASS B) .......................        2,778
         83      * CREDIT ACCEPTANCE CORP ........................          739
         17      * CREDITRUST ESCROW .............................            0
        691        CRESCENT REAL ESTATE EQUITIES CO ..............       12,514
         70      * CRESTLINE CAPITAL CORP ........................        2,174


                        SEE NOTES TO FINANCIAL STATEMENTS

                                  2001 ANNUAL REPORT  TIAA-CREF Mutual Funds  49

        Statement of Investments - Equity Index Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 FINANCIAL SERVICES--(CONTINUED)
        200        CROWN AMERICAN REALTY TRUST ................... $      1,560
        171      * CSK AUTO CORP .................................        1,701
        401        CULLEN/FROST BANKERS, INC .....................       12,383
         24        CURTISS-WRIGHT CORP (CLASS B) .................        1,116
        159        CVB FINANCIAL CORP ............................        3,721
        157        DELPHI FINANCIAL GROUP, INC (CLASS A) .........        5,228
        425        DEVELOPERS DIVERSIFIED REALTY CORP ............        8,118
        557        DIME BANCORP, INC .............................       20,097
        617      * DIME BANCORP, INC (LITIGATION TRACKING WTS) ...           93
        222        DIME COMMUNITY BANCSHARES .....................        6,229
        220        DORAL FINANCIAL CORP ..........................        6,866
        232        DOWNEY FINANCIAL CORP .........................        9,570
      1,071        DUKE REALTY CORP ..............................       26,057
      2,489      * E*TRADE GROUP, INC ............................       25,512
        153        EAST WEST BANCORP, INC ........................        3,940
         60        EASTGROUP PROPERTIES, INC .....................        1,384
        526        EATON VANCE CORP ..............................       18,699
         54      * ELECTRO RENT CORP .............................          696
         56        ENTERTAINMENT PROPERTIES TRUST ................        1,084
      3,527        EQUITY OFFICE PROPERTIES TRUST ................      106,092
      2,052        EQUITY RESIDENTIAL PROPERTIES TRUST ...........       58,913
        140        ERIE INDEMNITY CO (CLASS A) ...................        5,389
        139        ESSEX PROPERTY TRUST, INC .....................        6,868
        135        F & M BANCORP .................................        3,436
      8,399        FANNIE MAE ....................................      667,721
        124        FARMERS CAPITAL BANK CORP .....................        4,547
         79        FBL FINANCIAL GROUP, INC (CLASS A) ............        1,318
        100      * FEDERAL AGRICULTURAL MORTGAGE CORP (CLASS C) ..        4,050
        252        FEDERAL REALTY INVESTMENT TRUST ...............        5,796
        721        FEDERATED INVESTORS, INC (CLASS B) ............       22,985
        100        FIDELITY BANKSHARES, INC ......................        1,597
        673        FIDELITY NATIONAL FINANCIAL, INC ..............       16,690
      4,067        FIFTH THIRD BANCORP ...........................      249,429
        141      * FINANCIAL FEDERAL CORP ........................        4,406
        100        FINANCIAL INSTITUTIONS, INC ...................        2,340
        400      * FINOVA GROUP, INC .............................          244
        510        FIRST AMERICAN CORP ...........................        9,557
        188        FIRST BANCORP (PUERTO RICO) ...................        5,358
        141        FIRST BUSEY CORP ..............................        3,029
        259        FIRST CHARTER CORP ............................        4,613
        140        FIRST CITIZENS BANCSHARES, INC (CLASS A) ......       13,685
        433        FIRST COMMONWEALTH FINANCIAL CORP .............        4,988
         53        FIRST COMMUNITY BANCSHARES ....................        1,562
        100        FIRST ESSEX BANCORP, INC ......................        2,818
         58        FIRST FEDERAL CAPITAL CORP ....................          911
        345        FIRST FINANCIAL BANCORP .......................        6,089
        172        FIRST FINANCIAL BANKSHARES, INC ...............        5,177
        123        FIRST FINANCIAL CORP (INDIANA) ................        5,394
        350        FIRST FINANCIAL HOLDINGS, INC .................        8,460
         63        FIRST INDIANA CORP ............................        1,380
        148        FIRST MERCHANTS CORP ..........................        3,555
        417        FIRST MIDWEST BANCORP, INC ....................       12,172
        147        FIRST NIAGARA FINANCIAL GROUP, INC ............        2,474
        100        FIRST PLACE FINANCIAL CORP ....................        1,575
         70      * FIRST REPUBLIC BANK ...........................        1,691
        150        FIRST SENTINEL BANCORP, INC ...................        1,878
      1,089        FIRST TENNESSEE NATIONAL CORP .................       39,487
        387        FIRST VIRGINIA BANKS, INC .....................       19,644
        269      * FIRSTFED FINANCIAL CORP .......................        6,894
        604        FIRSTMERIT CORP ...............................       16,362
        100        FLAGSTAR BANCORP, INC .........................        2,013
      8,778        FLEETBOSTON FINANCIAL CORP ....................      320,397
        100        FLUSHING FINANCIAL CORP .......................        1,780
        157        FNB CORP ......................................        4,137

   SHARES                                                              VALUE
   ------                                                              -----
      1,396        FRANKLIN RESOURCES, INC ....................... $     49,237
      5,946        FREDDIE MAC ...................................      388,868
        419        FREMONT GENERAL CORP ..........................        3,277
         87      * FRIEDMAN, BILLINGS, RAMSEY GROUP, INC .........          452
        116        FRONTIER FINANCIAL CORP .......................        3,035
        689        FULTON FINANCIAL CORP .........................       15,041
        196        GABLES RESIDENTIAL TRUST ......................        5,802
        737        GALLAGHER (ARTHUR J.) & CO ....................       25,419
        707      * GARTNER, INC (CLASS A) ........................        8,265
        140        GBC BANCORP ...................................        4,130
        449        GENERAL GROWTH PROPERTIES, INC ................       17,421
        105        GERMAN AMERICAN BANCORP .......................        1,701
        136        GLACIER BANCORP, INC ..........................        2,832
        163        GLENBOROUGH REALTY TRUST, INC .................        3,162
        189        GLIMCHER REALTY TRUST .........................        3,559
        200        GOLD BANC CORP, INC ...........................        1,422
        555        GOLDEN STATE BANCORP, INC .....................       14,513
      1,003        GOLDEN WEST FINANCIAL CORP ....................       59,027
      1,849        GOLDMAN SACHS GROUP, INC ......................      171,495
        130        GREAT AMERICAN FINANCIAL RESOURCES, INC .......        2,438
         62        GREAT LAKES REIT, INC .........................          992
         25        GREAT SOUTHERN BANCORP, INC ...................          763
        383        GREATER BAY BANCORP ...........................       10,946
        569        GREENPOINT FINANCIAL CORP .....................       20,342
        135        HANCOCK HOLDING CO ............................        5,810
        248        HARBOR FLORIDA BANCSHARES, INC ................        4,216
        195        HARLEYSVILLE GROUP, INC .......................        4,659
         62        HARLEYSVILLE NATIONAL CORP ....................        1,460
      2,003        HARTFORD FINANCIAL SERVICES GROUP, INC ........      125,848
        351        HCC INSURANCE HOLDINGS, INC ...................        9,670
        443        HEALTH CARE PROPERTY INVESTORS, INC ...........       16,041
        307        HEALTH CARE REIT, INC .........................        7,475
        351        HEALTHCARE REALTY TRUST, INC ..................        9,828
      1,304        HIBERNIA CORP (CLASS A) .......................       23,198
        434        HIGHWOODS PROPERTIES, INC .....................       11,262
        149        HILB, ROGAL & HAMILTON CO .....................        8,351
        173        HOME PROPERTIES OF NEW YORK, INC ..............        5,467
        518        HOOPER HOLMES, INC ............................        4,636
        254        HORACE MANN EDUCATORS CORP ....................        5,390
        390        HOSPITALITY PROPERTIES TRUST ..................       11,505
      1,850      * HOST MARRIOTT CORP ............................       16,650
      3,910        HOUSEHOLD INTERNATIONAL, INC ..................      226,545
      1,094        HRPT PROPERTIES TRUST .........................        9,474
        300        HUDSON CITY BANCORP, INC ......................        7,905
        138        HUDSON RIVER BANCORP, INC .....................        3,022
        409        HUDSON UNITED BANCORP .........................       11,738
      2,053        HUNTINGTON BANCSHARES, INC ....................       35,291
        396        INDEPENDENCE COMMUNITY BANK CORP ..............        9,013
         83        INDEPENDENT BANK CORP (MASSACHUSETTS) .........        1,784
         79        INDEPENDENT BANK CORP (MICHIGAN) ..............        2,196
        508      * INDYMAC BANCORP, INC ..........................       11,877
        131        INNKEEPERS U.S.A. TRUST .......................        1,284
        167      * INSIGNIA FINANCIAL GROUP, INC .................        1,804
        213      * INSTINET GROUP, INC ...........................        2,141
        100      * INSURANCE AUTO AUCTIONS, INC ..................        1,451
         67        INTEGRA BANK CORP .............................        1,403
         72        INTERNATIONAL BANCSHARES CORP .................        3,035
        318      * INVESTMENT TECHNOLOGY GROUP, INC ..............       12,424
        210        INVESTORS FINANCIAL SERVICES CORP .............       13,904
        200        INVESTORS REAL ESTATE TRUST ...................        1,880
        225        IRT PROPERTY CO ...............................        2,385
        141        IRWIN FINANCIAL CORP ..........................        2,397
        682        ISTAR FINANCIAL, INC ..........................       17,016
        155      * ITT EDUCATIONAL SERVICES, INC .................        5,715
        327        JDN REALTY CORP ...............................        4,032


                       SEE NOTES TO FINANCIAL STATEMENTS

50  TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

        Statement of Investments - Equity Index Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 FINANCIAL SERVICES--(CONTINUED)
        180        JEFFERIES GROUP, INC (NEW) .................... $      7,616
      1,291        JEFFERSON-PILOT CORP ..........................       59,735
      2,454        JOHN HANCOCK FINANCIAL SERVICES, INC ..........      101,350
        100        JOHN NUVEEN CO (CLASS A) ......................        5,348
        314      * JONES LANG LASALLE, INC .......................        5,668
     16,756        JP MORGAN CHASE & CO ..........................      609,081
        148        JP REALTY, INC ................................        3,521
        126        KANSAS CITY LIFE INSURANCE CO .................        4,675
      3,645        KEYCORP .......................................       88,719
        100        KEYSTONE PROPERTY TRUST .......................        1,309
        205        KILROY REALTY CORP ............................        5,385
        718        KIMCO REALTY CORP .............................       23,471
        662      * KNIGHT TRADING GROUP, INC .....................        7,295
        201        KOGER EQUITY, INC .............................        3,276
        200        KRAMONT REALTY TRUST ..........................        2,920
        969      * LA QUINTA CORP (PAIRED) .......................        5,562
        300      * LABRANCHE & CO, INC ...........................       10,338
        105        LAKELAND BANCORP, INC .........................        1,712
        221        LANDAMERICA FINANCIAL GROUP, INC ..............        6,343
        515        LEGG MASON, INC ...............................       25,740
      1,972        LEHMAN BROTHERS HOLDINGS, INC .................      131,730
        450        LEUCADIA NATIONAL CORP ........................       12,992
        165        LEXINGTON CORPORATE PROPERTIES TRUST ..........        2,558
         61        LIBERTY CORP ..................................        2,510
      1,536        LINCOLN NATIONAL CORP .........................       74,604
        194        LNR PROPERTY CORP .............................        6,049
        177      * LOCAL FINANCIAL CORP ..........................        2,476
        659        M & T BANK CORP ...............................       48,008
        314        MACERICH CO ...................................        8,352
        320        MACK-CALI REALTY CORP .........................        9,926
        191        MAF BANCORP, INC ..............................        5,635
         76        MANUFACTURED HOME COMMUNITIES, INC ............        2,372
        116      * MARKEL CORP ...................................       20,839
      2,269        MARSH & MCLENNAN COS, INC .....................      243,804
        910        MARSHALL & ILSLEY CORP ........................       57,585
        100      * MB FINANCIAL, INC .............................        2,719
      1,193        MBIA, INC .....................................       63,981
      5,972        MBNA CORP .....................................      210,214
        142        MEDALLION FINANCIAL CORP ......................        1,122
      3,883        MELLON FINANCIAL CORP .........................      146,078
        560        MERCANTILE BANKSHARES CORP ....................       24,102
        201        MERCURY GENERAL CORP ..........................        8,776
        280        MERISTAR HOSPITALITY CORP .....................        3,976
      7,070        MERRILL LYNCH & CO, INC .......................      368,488
      2,524        METLIFE, INC ..................................       79,960
        324        METRIS COS, INC ...............................        8,330
        829        MGIC INVESTMENT CORP ..........................       51,166
        100        MID ATLANTIC REALTY TRUST .....................        1,555
         69        MID-AMERICA APARTMENT COMMUNITIES, INC ........        1,815
        132        MIDAMERICA BANCORP ............................        4,369
         17        MIDLAND CO ....................................          745
        284        MID-STATE BANCSHARES ..........................        4,624
         31        MIDWEST BANC HOLDINGS, INC ....................          659
        157        MILLS CORP ....................................        4,157
        100        MISSION WEST PROPERTIES, INC ..................        1,272
         24        MISSISSIPPI VALLEY BANCSHARES, INC ............          941
        402        MONY GROUP, INC ...............................       13,897
      9,154        MORGAN STANLEY DEAN WITTER & CO ...............      512,075
      5,122        NATIONAL CITY CORP ............................      149,767
      1,673        NATIONAL COMMERCE FINANCIAL CORP ..............       42,327
        192        NATIONAL HEALTH INVESTORS, INC ................        2,842
        172        NATIONAL PENN BANCSHARES, INC .................        3,784
          8      * NATIONAL WESTERN LIFE INSURANCE CO (CLASS A) ..          890
        190        NATIONWIDE FINANCIAL SERVICES, INC (CLASS A) ..        7,877

   SHARES                                                              VALUE
   ------                                                              -----
        374        NATIONWIDE HEALTH PROPERTIES, INC ............. $      6,990
        168        NBT BANCORP, INC ..............................        2,434
        189      * NETBANK, INC ..................................        1,981
        525        NEUBERGER BERMAN, INC .........................       23,048
         37        NEW CENTURY FINANCIAL CORP ....................          501
        733        NEW PLAN EXCEL REALTY TRUST ...................       13,964
        610        NEW YORK COMMUNITY BANCORP, INC ...............       13,951
        220      * NEXTCARD, INC .................................          114
      1,251        NORTH FORK BANCORPORATION, INC ................       40,019
      1,716        NORTHERN TRUST CORP ...........................      103,338
         55        NORTHWEST BANCORP, INC ........................          629
        250        OCEANFIRST FINANCIAL CORP .....................        6,040
        243      * OCWEN FINANCIAL CORP ..........................        2,061
        526      * OHIO CASUALTY CORP ............................        8,442
        496        OLD NATIONAL BANCORP ..........................       12,524
        975        OLD REPUBLIC INTERNATIONAL CORP ...............       27,310
        133        OMEGA FINANCIAL CORP ..........................        4,276
        143        ORIENTAL FINANCIAL GROUP, INC .................        2,660
        192        PACIFIC CAPITAL BANCORP .......................        5,336
        702        PACIFIC CENTURY FINANCIAL CORP ................       18,175
         67      * PACIFIC GULF PROPERTIES LIQUID TRUST ..........          119
         60        PACIFIC NORTHWEST BANCORP .....................        1,228
        173        PAN PACIFIC RETAIL PROPERTIES, INC ............        4,969
        132        PARK NATIONAL CORP ............................       12,243
        138        PARKWAY PROPERTIES, INC .......................        4,582
        145        PENNSYLVANIA REAL ESTATE INVESTMENT TRUST .....        3,364
        198        PEOPLE'S BANK .................................        4,209
        149        PFF BANCORP, INC ..............................        4,112
        132      * PHILADELPHIA CONSOLIDATED HOLDING CORP ........        4,978
        138      * PICO HOLDINGS, INC ............................        1,725
         66        PMA CAPITAL CORP (CLASS A) ....................        1,274
        291        PMI GROUP, INC ................................       19,500
      2,371        PNC FINANCIAL SERVICES GROUP, INC .............      133,250
      1,111        POPULAR, INC ..................................       32,308
        346        POST PROPERTIES, INC ..........................       12,286
        342        PRENTISS PROPERTIES TRUST .....................        9,388
        188        PRESIDENTIAL LIFE CORP ........................        3,865
        134        PRIME GROUP REALTY TRUST ......................        1,237
        219      * PROASSURANCE CORP .............................        3,850
        521        PROGRESSIVE CORP ..............................       77,785
      1,105        PROLOGIS TRUST ................................       23,769
        100        PROMISTAR FINANCIAL CORP ......................        2,445
        394        PROTECTIVE LIFE CORP ..........................       11,398
        205        PROVIDENT BANKSHARES CORP .....................        4,982
        227        PROVIDENT FINANCIAL GROUP, INC ................        5,966
      2,403      * PROVIDIAN FINANCIAL CORP ......................        8,531
         89        PS BUSINESS PARKS, INC ........................        2,804
        781        PUBLIC STORAGE, INC ...........................       26,085
        138        R & G FINANCIAL CORP (CLASS B) ................        2,365
        692        RADIAN GROUP, INC .............................       29,721
        352        RAYMOND JAMES FINANCIAL, INC ..................       12,503
        301        REALTY INCOME CORP ............................        8,849
        252        RECKSON ASSOCIATES REALTY CORP ................        5,887
        128        REDWOOD TRUST, INC ............................        3,101
        175        REGENCY CENTERS CORP ..........................        4,856
      1,923        REGIONS FINANCIAL CORP ........................       57,575
        172        REINSURANCE GROUP OF AMERICA, INC .............        5,724
        416        REPUBLIC BANCORP, INC .........................        5,762
        100        REPUBLIC BANCORP, INC (KENTUCKY) (CLASS A) ....        1,349
         21      * REPUBLIC BANCSHARES, INC ......................          273
        100        RESOURCE AMERICA, INC (CLASS A) ...............          934
        194        RFS HOTEL INVESTORS, INC ......................        2,208
         72        RIGGS NATIONAL CORP ...........................        1,006
        100        RLI CORP ......................................        4,500
        700        ROSLYN BANCORP, INC ...........................       12,250


                        SEE NOTES TO FINANCIAL STATEMENTS

                                  2001 ANNUAL REPORT  TIAA-CREF Mutual Funds  51

        Statement of Investments - Equity Index Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 FINANCIAL SERVICES--(CONTINUED)
        471        ROUSE CO ...................................... $     13,796
        201        S & T BANCORP, INC ............................        4,880
        990        SAFECO CORP ...................................       30,839
        204        SANDY SPRING BANCORP, INC .....................        6,499
        131        SANTANDER BANCORP .............................        2,543
        140        SAUL CENTERS, INC .............................        2,989
        100        SCPIE HOLDINGS, INC ...........................        2,925
        200        SEACOAST FINANCIAL SERVICES CORP ..............        3,430
        140        SECOND BANCORP, INC ...........................        3,025
        451      * SECURITY CAPITAL GROUP, INC (CLASS B) .........       11,442
        582        SEI INVESTMENTS CO ............................       26,254
        203        SELECTIVE INSURANCE GROUP, INC ................        4,411
        198        SENIOR HOUSING PROPERTIES TRUST ...............        2,754
        448      * SILICON VALLEY BANCSHARES .....................       11,975
         28        SIMMONS FIRST NATIONAL CORP (CLASS A) .........          900
      1,094        SIMON PROPERTY GROUP, INC .....................       32,087
        740        SKY FINANCIAL GROUP, INC ......................       15,052
        243        SL GREEN REALTY CORP ..........................        7,463
        500      * SOUNDVIEW TECHNOLOGY GROUP, INC ...............        1,165
        262        SOUTH FINANCIAL GROUP, INC ....................        4,651
      2,700        SOUTHTRUST CORP ...............................       66,609
        255      * SOUTHWEST BANCORP OF TEXAS, INC ...............        7,719
      2,082        SOVEREIGN BANCORP, INC ........................       25,484
        147        SOVRAN SELF STORAGE, INC ......................        4,579
        132        ST. FRANCIS CAPITAL CORP ......................        3,053
      1,721        ST. PAUL COS, INC .............................       75,672
        254        STANCORP FINANCIAL GROUP, INC .................       12,002
      1,612        STARWOOD HOTELS & RESORTS WORLDWIDE, INC ......       48,118
         52        STATE AUTO FINANCIAL CORP .....................          844
      2,671        STATE STREET CORP .............................      139,560
        498        STATEN ISLAND BANCORP, INC ....................        8,122
        297        STERLING BANCSHARES, INC ......................        3,718
        130        STERLING FINANCIAL CORP (PENNSYLVANIA) ........        3,167
        144      * STEWART INFORMATION SERVICES CORP .............        2,844
      1,932        STILWELL FINANCIAL, INC .......................       52,589
        124        STORAGE U.S.A., INC ...........................        5,220
         26        STUDENT LOAN CORP .............................        2,096
         39        SUFFOLK BANCORP ...............................        2,128
        166        SUMMIT PROPERTIES, INC ........................        4,153
        166        SUN COMMUNITIES, INC ..........................        6,184
      2,081        SUNTRUST BANKS, INC ...........................      130,479
        339        SUSQUEHANNA BANCSHARES, INC ...................        7,068
        173        SWS GROUP, INC ................................        4,403
      2,075        SYNOVUS FINANCIAL CORP ........................       51,979
        201      * SYNTROLEUM CORP ...............................        1,427
        887        T ROWE PRICE GROUP, INC .......................       30,806
        230        TAUBMAN CENTERS, INC ..........................        3,416
        712        TCF FINANCIAL CORP ............................       34,162
        159        TEXAS REGIONAL BANCSHARES, INC (CLASS A) ......        6,018
        344        THORNBURG MORTGAGE, INC .......................        6,777
         43        TOMPKINS TRUSTCO, INC .........................        1,731
      1,036        TORCHMARK CORP ................................       40,746
         59        TOWN & COUNTRY TRUST ..........................        1,233
        191      * TRAMMELL CROW CO ..............................        2,235
        239        TRANSATLANTIC HOLDINGS, INC ...................       21,749
        105      * TRIAD GUARANTY, INC ...........................        3,808
        161        TRUST CO OF NEW JERSEY ........................        4,057
        599        TRUSTCO BANK CORP NY ..........................        7,529
        443        TRUSTMARK CORP ................................       10,734
     16,635        U.S. BANCORP ..................................      348,171
        158        U.S. RESTAURANT PROPERTIES, INC ...............        2,304
         37        U.S.B. HOLDING CO, INC ........................          623
        200        UCBH HOLDINGS, INC ............................        5,688
        343      * UICI ..........................................        4,631

   SHARES                                                              VALUE
   ------                                                              -----
        115        UMB FINANCIAL CORP ............................ $      4,600
        100        UMPQUA HOLDINGS CORP ..........................        1,350
        100        UNB CORP/OHIO .................................        1,855
      1,231        UNION PLANTERS CORP ...........................       55,555
        421        UNIONBANCAL CORP ..............................       15,998
        261        UNITED BANKSHARES, INC ........................        7,532
        333        UNITED COMMUNITY FINANCIAL CORP ...............        2,398
        788        UNITED DOMINION REALTY TRUST, INC .............       11,347
        126        UNITED FIRE & CASUALTY CO .....................        3,607
         60        UNITED NATIONAL BANCORP .......................        1,441
        317      * UNITED RENTALS, INC ...........................        7,196
        512      * UNITEDGLOBALCOM, INC (CLASS A) ................        2,560
        383        UNITRIN, INC ..................................       15,136
        266      * UNIVERSAL AMERICAN FINANCIAL CORP .............        1,806
        100        UNIVERSAL HEALTH REALTY INCOME TRUST ..........        2,350
      1,787        UNUMPROVIDENT CORP ............................       47,373
      1,299        USA EDUCATION, INC ............................      109,142
        612        VALLEY NATIONAL BANCORP .......................       20,165
        262        VESTA INSURANCE GROUP, INC ....................        2,096
        524        VORNADO REALTY TRUST ..........................       21,798
        159        W HOLDING CO, INC .............................        2,576
     11,487        WACHOVIA CORP .................................      360,232
        627        WADDELL & REED FINANCIAL, INC (CLASS A) .......       20,189
        536        WASHINGTON FEDERAL, INC .......................       13,818
      7,428        WASHINGTON MUTUAL, INC ........................      242,896
        334        WASHINGTON REAL ESTATE INVESTMENT TRUST .......        8,313
         80        WASHINGTON TRUST BANCORP, INC .................        1,520
        332        WAYPOINT FINANCIAL CORP .......................        5,007
        443        WEBSTER FINANCIAL CORP ........................       13,968
        201        WEINGARTEN REALTY INVESTORS ...................        9,648
     14,302        WELLS FARGO & CO ..............................      621,405
        175        WESBANCO, INC .................................        3,698
          9        WESCO FINANCIAL CORP ..........................        2,835
         63        WEST COAST BANCORP ............................          877
        342        WESTAMERICA BANCORP ...........................       13,533
        156        WESTCORP ......................................        2,913
        141      * WFS FINANCIAL, INC ............................        3,385
        185        WHITNEY HOLDING CORP ..........................        8,112
        195        WILMINGTON TRUST CORP .........................       12,345
        100      * WORLD ACCEPTANCE CORP .........................          730
        100        WSFS FINANCIAL CORP ...........................        1,735
        909      * WYNDHAM INTERNATIONAL, INC (CLASS A) ..........          509
        136        ZENITH NATIONAL INSURANCE CORP ................        3,800
        822        ZIONS BANCORP .................................       43,221
                                                                   ------------
                   TOTAL FINANCIAL SERVICES                          18,330,606
                                                                   ------------
 HEALTH CARE--15.13%
        100      * 3 DIMENSIONAL PHARMACEUTICALS, INC ............          849
        100      * AAIPHARMA, INC ................................        2,516
     13,130        ABBOTT LABORATORIES ...........................      731,998
        636      * ABGENIX, INC ..................................       21,395
        100      * ABIOMED, INC ..................................        1,582
        177      * ACCREDO HEALTH, INC ...........................        7,027
        300      * ACLARA BIOSCIENCES, INC .......................        1,521
        286      * ADOLOR CORP ...................................        5,134
        100      * ADVANCED NEUROMODULATION SYSTEMS, INC .........        3,525
        500      * ADVANCED TISSUE SCIENCES, INC .................        2,180
        672      * ADVANCEPCS ....................................       19,723
      1,164        AETNA, INC (NEW) ..............................       38,400
        330      * AFFYMETRIX, INC ...............................       12,458
        100      * AKSYS LTD .....................................          465
        246      * ALBANY MOLECULAR RESEARCH, INC ................        6,517
        100      * ALEXION PHARMACEUTICALS, INC ..................        2,444
        482      * ALKERMES, INC .................................       12,706
      1,093        ALLERGAN, INC .................................       82,030
        100      * ALLSCRIPTS HEALTHCARE SOLUTIONS, INC ..........          324


                       SEE NOTES TO FINANCIAL STATEMENTS

52  TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

        Statement of Investments - Equity Index Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 HEALTH CARE--(CONTINUED)
        273      ALPHARMA, INC (CLASS A) ......................... $      7,221
        214      * AMERICAN HEALTHWAYS, INC ......................        6,835
     11,066        AMERICAN HOME PRODUCTS CORP ...................      679,010
        185      * AMERICAN MEDICAL SYSTEMS HOLDINGS, INC ........        3,828
        181      * AMERIPATH, INC ................................        5,794
        758        AMERISOURCEBERGEN CORP ........................       48,171
      8,810      * AMGEN, INC ....................................      497,236
        229      * AMSURG CORP ...................................        6,224
        500      * AMYLIN PHARMACEUTICALS, INC ...................        4,570
        459      * ANDRX CORP ....................................       32,318
        100      * ANTIGENICS, INC ...............................        1,640
        100      * APHTON CORP ...................................        1,460
        892      * APOGENT TECHNOLOGIES, INC .....................       23,014
      1,781        APPLERA CORP (APPLIED BIOSYSTEMS GROUP) .......       69,940
        597      * APPLERA CORP (CELERA GENOMICS GROUP) ..........       15,934
        100      * APPLIED MOLECULAR EVOLUTION ...................        1,231
        296      * APRIA HEALTHCARE GROUP, INC ...................        7,397
        199      * ARENA PHARMACEUTICALS, INC ....................        2,394
        100      * ARIAD PHARMACEUTICALS, INC ....................          533
        227      * ARQULE, INC ...................................        3,859
        100      * ARRAY BIOPHARMA, INC ..........................        1,486
        143        ARROW INTERNATIONAL, INC ......................        5,711
        200      * ARTHROCARE CORP ...............................        3,586
        100      * ASPECT MEDICAL SYSTEMS, INC ...................        1,000
        200      * ATRIX LABORATORIES, INC .......................        4,122
        200      * ATS MEDICAL, INC ..............................        1,060
        383      * AVANIR PHARMACEUTICALS (CLASS A) ..............        1,632
        400      * AVANT IMMUNOTHERAPEUTICS, INC .................        1,604
        100      * AVI BIOPHARMA, INC ............................        1,092
        200      * AVIGEN, INC ...................................        2,302
        184      * AVIRON ........................................        9,150
        393        BARD (C.R.), INC ..............................       25,349
        187      * BARR LABORATORIES, INC ........................       14,840
        405        BAUSCH & LOMB, INC ............................       15,252
      4,951        BAXTER INTERNATIONAL, INC .....................      265,522
        504        BECKMAN COULTER, INC ..........................       22,327
      2,243        BECTON DICKINSON & CO .........................       74,355
        754      * BEVERLY ENTERPRISES, INC ......................        6,484
      1,166      * BIOGEN, INC ...................................       66,870
        200      * BIOMARIN PHARMACEUTICAL, INC ..................        2,688
      2,289        BIOMET, INC ...................................       70,730
        100      * BIOPURE CORP ..................................        1,421
        132      * BIO-RAD LABORATORIES, INC (CLASS A) ...........        8,356
        100      * BIOSITE, INC ..................................        1,837
        499      * BIO-TECHNOLOGY GENERAL CORP ...................        4,107
        100      * BONE CARE INTERNATIONAL, INC ..................        1,713
        100      * BORON, LEPORE & ASSOCIATES, INC ...............        1,379
      2,696      * BOSTON SCIENTIFIC CORP ........................       65,028
     16,314        BRISTOL-MYERS SQUIBB CO .......................      832,014
        100      * BRITESMILE, INC ...............................          500
        404      * BRUKER DALTONICS, INC .........................        6,605
        207      * CALIPER TECHNOLOGIES CORP .....................        3,231
      3,767        CARDINAL HEALTH, INC ..........................      243,574
        200      * CARDIODYNAMICS INTERNATIONAL CORP .............        1,322
      1,851      * CAREMARK RX, INC ..............................       30,190
        595      * CELGENE CORP ..................................       18,992
        300      * CELL GENESYS, INC .............................        6,972
        176      * CELL PATHWAYS, INC ............................        1,225
        300      * CELL THERAPEUTICS, INC ........................        7,242
        384      * CEPHALON, INC .................................       29,025
        199      * CERNER CORP ...................................        9,936
         69      * CERUS CORP ....................................        3,157
        254      * CHARLES RIVER LABORATORIES INTERNATIONAL, INC .        8,504
        683      * CHIRON CORP ...................................       29,943

   SHARES                                                              VALUE
   ------                                                              -----
      1,200        CIGNA CORP .................................... $    111,180
         96      * CIMA LABS, INC ................................        3,470
         24      * CLOSURE MEDICAL CORP ..........................          561
        193      * COHERENT, INC .................................        5,968
         87      * COLUMBIA LABORATORIES, INC ....................          300
        359      * COMMUNITY HEALTH SYSTEMS ......................        9,155
        400      * COMPUTERIZED THERMAL IMAGING, INC .............          620
        100      * CONCEPTUS, INC ................................        2,360
        187      * CONMED CORP ...................................        3,733
        300      * CONNETICS CORP ................................        3,570
        152        COOPER COS, INC ...............................        7,597
        372      * COR THERAPEUTICS, INC .........................        8,902
        319      * CORIXA CORP ...................................        4,807
        421      * COVANCE, INC ..................................        9,557
        523      * COVENTRY HEALTH CARE, INC .....................       10,434
        100      * CRYOLIFE, INC .................................        3,000
        200      * CUBIST PHARMACEUTICALS, INC ...................        7,192
        253      * CURAGEN CORP ..................................        5,660
        230      * CURIS, INC ....................................        1,290
        200      * CV THERAPEUTICS, INC ..........................       10,404
        167      * CYBERONICS, INC ...............................        4,431
        183      * CYGNUS, INC ...................................          961
        500      * CYTOGEN CORP ..................................        1,505
        908      * CYTYC CORP ....................................       23,699
        146        DATASCOPE CORP ................................        4,952
        683      * DAVITA, INC ...................................       16,699
        303      * DECODE GENETICS, INC ..........................        2,969
        100      * DELTAGEN, INC .................................          920
        100      * DENDREON CORP .................................        1,007
        214      * DENDRITE INTERNATIONAL, INC ...................        3,002
        406        DENTSPLY INTERNATIONAL, INC ...................       20,381
        284        DIAGNOSTIC PRODUCTS CORP ......................       12,482
        138      * DIANON SYSTEMS, INC ...........................        8,390
        100      * DIGENE CORP ...................................        2,950
        200      * DIVERSA CORP ..................................        2,830
        200      * DURECT CORP ...................................        2,318
        100      * DUSA PHARMACEUTICALS, INC .....................          805
        137      * DVI, INC ......................................        2,356
        228      * DYAX CORP .....................................        2,501
        432      * ECLIPSYS CORP .................................        7,236
        100      * EDEN BIOSCIENCE CORP ..........................          507
        492      * EDWARDS LIFESCIENCES CORP .....................       13,594
        100      * EMISPHERE TECHNOLOGIES, INC ...................        3,191
        245      * ENDO PHARMACEUTICALS HOLDINGS, INC ............        2,859
         45      * ENDO PHARMACEUTICALS HOLDINGS, INC
                     WTS 12/31/02 ................................           35
        100      * ENDOCARE, INC .................................        1,793
        151      * ENTREMED, INC .................................        1,276
        238      * ENZO BIOCHEM, INC .............................        5,593
        339      * ENZON, INC ....................................       19,079
        200      * ESPERION THERAPEUTICS, INC ....................        1,470
        326      * EXELIXIS, INC .................................        5,418
        685      * EXPRESS SCRIPTS, INC ..........................       32,031
        670      * FIRST HEALTH GROUP CORP .......................       16,576
        250      * FIRST HORIZON PHARMACEUTICAL ..................        7,348
        451      * FISHER SCIENTIFIC INTERNATIONAL, INC ..........       13,169
      1,507      * FOREST LABORATORIES, INC ......................      123,499
        100      * GENAISSANCE PHARMACEUTICALS ...................          465
        200      * GENE LOGIC, INC ...............................        3,768
        100      * GENENCOR INTERNATIONAL, INC ...................        1,596
      1,900      * GENENTECH, INC ................................      103,075
        200      * GENOME THERAPEUTICS CORP ......................        1,362
        200      * GENTA, INC ....................................        2,846
        238      * GENZYME CORP (BIOSURGERY DIVISION) ............        1,264
      1,745      * GENZYME CORP (GENERAL DIVISION) ...............      104,456


                        SEE NOTES TO FINANCIAL STATEMENTS

                                  2001 ANNUAL REPORT TIAA-CREF Mutual Funds   53

        Statement of Investments - Equity Index Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 HEALTH CARE--(CONTINUED)
        100      * GENZYME CORP (MOLECULAR ONCOLOGY DIVISION) .... $        800
        200      * GERON CORP ....................................        1,740
        830      * GILEAD SCIENCES, INC ..........................       54,548
      2,598      * GUIDANT CORP ..................................      129,380
        187      * GUILFORD PHARMACEUTICALS, INC .................        2,244
        197      * HAEMONETICS CORP ..............................        6,682
        100      * HARVARD BIOSCIENCE, INC .......................          994
      4,285        HCA, INC ......................................      165,144
      2,134      * HEALTH MANAGEMENT ASSOCIATES, INC (CLASS A) ...       39,266
        707      * HEALTH NET, INC ...............................       15,398
      3,254      * HEALTHSOUTH CORP ..............................       48,224
         92      * HEMISPHERX BIOPHARMA, INC .....................          414
        257      * HENRY SCHEIN, INC .............................        9,517
        381        HILLENBRAND INDUSTRIES, INC ...................       21,058
      1,250      * HUMAN GENOME SCIENCES, INC ....................       42,150
      1,396      * HUMANA, INC ...................................       16,459
        100      * HYSEQ, INC ....................................          772
        695        ICN PHARMACEUTICALS, INC ......................       23,283
        426      * ICOS CORP .....................................       24,469
         38      * ICU MEDICAL, INC ..............................        1,691
        928      * IDEC PHARMACEUTICALS CORP .....................       63,967
        338      * IDEXX LABORATORIES, INC .......................        9,636
         53      * IDX SYSTEMS CORP ..............................          690
         74      * IGEN INTERNATIONAL, INC .......................        2,967
        300      * ILEX ONCOLOGY, INC ............................        8,112
        200      * ILLUMINA, INC .................................        2,352
        221      * I-MANY, INC ...................................        2,133
        476      * IMCLONE SYSTEMS, INC ..........................       22,115
      2,722      * IMMUNEX CORP ..................................       75,427
        300      * IMMUNOGEN, INC ................................        4,974
        300      * IMMUNOMEDICS, INC .............................        6,078
        260      * IMPATH, INC ...................................       11,573
        100      * IMPAX LABORATORIES, INC .......................        1,344
      2,459        IMS HEALTH, INC ...............................       47,975
        100      * INAMED CORP ...................................        3,007
        584      * INCYTE GENOMICS, INC ..........................       11,423
        400      * INHALE THERAPEUTIC SYSTEMS, INC ...............        7,420
        200      * INSMED, INC ...................................          764
        100      * INSPIRE PHARMACEUTICALS, INC ..................        1,409
        100      * INTEGRA LIFESCIENCES HOLDING ..................        2,634
        200      * INTEGRATED SILICON SOLUTION, INC ..............        2,448
        209      * INTERMUNE, INC ................................       10,295
        238      * INTERNEURON PHARMACEUTICALS, INC ..............        2,639
        303      * INTUITIVE SURGICAL, INC .......................        3,039
        237        INVACARE CORP .................................        7,989
         34      * INVERNESS MEDICAL INNOVATIONS, INC ............          614
        420      * INVITROGEN CORP ...............................       26,011
        316      * ISIS PHARMACEUTICALS, INC .....................        7,012
        100      * I-STAT CORP ...................................          789
      1,295      * IVAX CORP .....................................       26,081
     25,916        JOHNSON & JOHNSON .............................    1,531,636
        100      * KENDLE INTERNATIONAL, INC .....................        2,016
        100      * KERYX BIOPHARMACEUTICALS, INC .................          730
      1,582      * KING PHARMACEUTICALS, INC .....................       66,650
         64      * KOS PHARMACEUTICALS, INC ......................        2,214
        100      * KOSAN BIOSCIENCES, INC ........................          799
        167      * KV PHARMACEUTICAL CO (CLASS B) ................        5,421
        211      * LA JOLLA PHARMACEUTICAL CO ....................        1,886
        417      * LABORATORY CORP OF AMERICA HOLDINGS ...........       33,714
        130        LANDAUER, INC .................................        4,401
        300      * LEXICON GENETICS, INC .........................        3,462
        256      * LIFEPOINT HOSPITALS, INC ......................        8,714
        266      * LIGAND PHARMACEUTICALS, INC (CLASS B) .........        4,761
      8,145        LILLY (ELI) & CO ..............................      639,708

   SHARES                                                              VALUE
   ------                                                              -----
        719      * LINCARE HOLDINGS, INC ......................... $     20,599
        100      * LUMINEX CORP ..................................        1,696
         79      * MACROCHEM CORP ................................          241
        154      * MAGELLAN HEALTH SERVICES, INC .................          978
        707      * MANOR CARE, INC ...............................       16,763
        100      * MARTEK BIOSCIENCES CORP .......................        2,175
        200      * MATRIX PHARMACEUTICALS, INC ...................          314
        100      * MAXIM PHARMACEUTICALS, INC ....................          690
        143      * MAXIMUS, INC ..................................        6,015
        193      * MAXYGEN, INC ..................................        3,391
      2,361        MCKESSON CORP .................................       88,301
        600      * MEDAREX, INC ..................................       10,776
        100      * MED-DESIGN CORP ...............................        1,970
        130      * MEDICINES CO ..................................        1,507
        207      * MEDICIS PHARMACEUTICAL CORP (CLASS A) .........       13,370
      1,830      * MEDIMMUNE, INC ................................       84,821
        148      * MEDQUIST, INC .................................        4,329
     10,161        MEDTRONIC, INC ................................      520,345
        241        MENTOR CORP ...................................        6,883
     19,235        MERCK & CO, INC ...............................    1,131,018
        200      * MGI PHARMA, INC ...............................        3,056
        371      * MID ATLANTIC MEDICAL SERVICES, INC ............        8,422
      1,851      * MILLENNIUM PHARMACEUTICALS, INC ...............       45,368
        370        MILLIPORE CORP ................................       22,459
        100      * MIRAVANT MEDICAL TECHNOLOGIES .................          961
        136      * MOLECULAR DEVICES CORP ........................        2,838
      1,087        MYLAN LABORATORIES, INC .......................       40,763
        200      * MYRIAD GENETICS, INC ..........................       10,528
        300      * NABI ..........................................        3,096
        100      * NANOGEN, INC ..................................          577
        200      * NAPRO BIOTHERAPEUTICS, INC ....................        2,280
        100      * NATIONAL HEALTHCARE CORP ......................        1,537
        110      * NEOPHARM, INC .................................        2,756
        100      * NEOSE TECHNOLOGIES, INC .......................        3,662
        200      * NEUROCRINE BIOSCIENCES, INC ...................       10,262
        145      * NEUROGEN CORP .................................        2,535
        100      * NORTH AMERICAN SCIENTIFIC .....................        1,340
        100      * NOVAVAX, INC ..................................        1,410
        200      * NOVEN PHARMACEUTICALS, INC ....................        3,550
        253      * NOVOSTE CORP ..................................        2,211
        200      * NPS PHARMACEUTICALS, INC ......................        7,660
         59      * OCULAR SCIENCES, INC ..........................        1,375
        562        OMNICARE, INC .................................       13,983
        182      * ON ASSIGNMENT, INC ............................        4,181
        100      * ONYX PHARMACEUTICALS, INC .....................          512
        100      * OPTION CARE, INC ..............................        1,955
        170      * ORASURE TECHNOLOGIES, INC .....................        2,066
        300      * ORCHID BIOSCIENCES, INC .......................        1,650
        215      * ORGANOGENESIS, INC ............................        1,032
        252      * ORTHODONTIC CENTERS OF AMERICA, INC ...........        7,686
        300      * OSI PHARMACEUTICALS, INC ......................       13,722
        323        OWENS & MINOR, INC ............................        5,976
        807      * OXFORD HEALTH PLANS, INC ......................       24,323
        241      * PACIFICARE HEALTH SYSTEMS, INC ................        3,856
        890        PALL CORP .....................................       21,413
        195      * PAREXEL INTERNATIONAL CORP ....................        2,798
        382      * PATTERSON DENTAL CO ...........................       15,635
        122      * PDI, INC ......................................        2,723
        233      * PEDIATRIX MEDICAL GROUP, INC ..................        7,903
        305      * PER SE TECHNOLOGIES, INC ......................        3,279
        400      * PEREGRINE PHARMACEUTICALS, INC ................        1,372
     53,014        PFIZER, INC ...................................    2,112,608
        338      * PHARMACEUTICAL PRODUCT DEVELOPMENT, INC .......       10,921
        115      * PHARMACEUTICAL RESOURCES, INC .................        3,887
     11,042        PHARMACIA CORP ................................      470,941


                       SEE NOTES TO FINANCIAL STATEMENTS

54  TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

        Statement of Investments - Equity Index Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 HEALTH CARE--(CONTINUED)
        200      * PHARMACOPEIA, INC ............................. $      2,778
         57      * PHARMACYCLICS, INC ............................          567
        400      * PHARMOS CORP ..................................          940
        100      * POLYMEDICA CORP ...............................        1,660
        100      * POSSIS MEDICAL, INC ...........................        1,742
        100      * POZEN, INC ....................................          525
        338      * PRAECIS PHARMACEUTICALS, INC ..................        1,967
        230      * PRIORITY HEALTHCARE CORP (CLASS B) ............        8,094
        100      * PROGENICS PHARMACEUTICALS .....................        1,847
        680      * PROTEIN DESIGN LABS, INC ......................       22,304
        319      * PROVINCE HEALTHCARE CO ........................        9,844
        567      * PSS WORLD MEDICAL, INC ........................        4,627
        648      * QUEST DIAGNOSTICS, INC ........................       46,468
        851      * QUINTILES TRANSNATIONAL CORP ..................       13,659
        100      * REGENERATION TECHNOLOGIES .....................        1,019
        161      * REGENERON PHARMACEUTICALS, INC ................        4,534
        100      * REHABCARE GROUP, INC ..........................        2,960
        368      * RENAL CARE GROUP, INC .........................       11,813
        212      * RESMED, INC ...................................       11,431
        224      * RESPIRONICS, INC ..............................        7,759
        100      * RIBOZYME PHARMACEUTICALS, INC .................          457
        200      * RIGEL PHARMACEUTICALS, INC ....................          930
        100      * SANGAMO BIOSCIENCES, INC ......................          934
        158      * SANGSTAT MEDICAL CORP .........................        3,103
     12,258        SCHERING-PLOUGH CORP ..........................      438,949
        363      * SCIOS, INC ....................................        8,629
        100      * SELECT MEDICAL CORP ...........................        1,608
        720      * SEPRACOR, INC .................................       41,083
        200      * SEQUENOM, INC .................................        2,134
        219      * SEROLOGICALS CORP .............................        4,709
      2,424      * SERVICE CORP INTERNATIONAL ....................       12,096
        534      * SICOR, INC ....................................        8,373
        200      * SIERRA HEALTH SERVICES, INC ...................        1,620
        249      * SOLA INTERNATIONAL, INC .......................        4,831
        100      * SONOSITE, INC .................................        2,569
        717      * ST. JUDE MEDICAL, INC .........................       55,675
        151      * STERICYCLE, INC ...............................        9,193
        532      * STERIS CORP ...................................        9,720
        839      * STEWART ENTERPRISES, INC (CLASS A) ............        5,026
      1,053        STRYKER CORP ..................................       61,464
         70      * SUNRISE ASSISTED LIVING, INC ..................        2,038
        172      * SUPERGEN, INC .................................        2,463
        100      * SURMODICS, INC ................................        3,646
        264      * SYBRON DENTAL SPECIALTIES, INC ................        5,697
        174      * SYNCOR INTERNATIONAL CORP .....................        4,983
        203      * TANOX, INC ....................................        3,756
        200      * TARGETED GENETICS CORP ........................          542
        352      * TECHNE CORP ...................................       12,971
        200      * TELIK, INC ....................................        2,700
      2,672      * TENET HEALTHCARE CORP .........................      156,900
        400      * TEXAS BIOTECHNOLOGY CORP ......................        2,600
        199      * THERAGENICS CORP ..............................        1,962
        349      * THORATEC CORP .................................        5,933
        164      * TITAN PHARMACEUTICALS, INC ....................        1,609
        100      * TRANSGENOMIC, INC .............................        1,100
        232      * TRANSKARYOTIC THERAPIES, INC ..................        9,930
        478      * TRIAD HOSPITALS, INC ..........................       14,029
        223      * TRIANGLE PHARMACEUTICALS, INC .................          894
        348      * TRIGON HEALTHCARE, INC ........................       24,169
        100      * TRIMERIS, INC .................................        4,497
        100      * TRIPATH IMAGING, INC ..........................          753
        200      * TULARIK, INC ..................................        4,804
        814      * U.S. ONCOLOGY, INC ............................        6,138
        100      * UNITED THERAPEUTICS CORP ......................        1,041

   SHARES                                                              VALUE
   ------                                                              -----
      2,616        UNITEDHEALTH GROUP, INC ....................... $    185,134
        408      * UNIVERSAL HEALTH SERVICES, INC (CLASS B) ......       17,454
        100      * UROLOGIX, INC .................................        2,005
        100      * VALENTIS, INC .................................          310
        315      * VARIAN MEDICAL SYSTEMS, INC ...................       22,447
        217      * VARIAN, INC ...................................        7,039
        500      * VASOMEDICAL, INC ..............................        1,850
        100      * VAXGEN, INC ...................................        1,160
         51      * VENTANA MEDICAL SYSTEMS, INC ..................        1,154
        505        VENTAS, INC ...................................        5,808
         62      * VENTIV HEALTH, INC ............................          227
        100      * VERSICOR, INC .................................        2,035
        618      * VERTEX PHARMACEUTICALS, INC ...................       15,197
        205      * VIASYS HEALTHCARE, INC ........................        4,143
        161      * VICAL, INC ....................................        1,971
        200      * VIDAMED, INC ..................................        1,564
        100      * VION PHARMACEUTICALS, INC .....................          441
        117      * VIROPHARMA, INC ...............................        2,685
        413      * VISX, INC .....................................        5,472
         10      * VITALWORKS, INC ...............................           57
      1,068      * WATERS CORP ...................................       41,385
        806      * WATSON PHARMACEUTICALS, INC ...................       25,300
        100      * WATSON WYATT & CO HOLDINGS ....................        2,180
      2,078      * WEBMD CORP ....................................       14,671
        540      * WELLPOINT HEALTH NETWORKS, INC ................       63,099
        100        X-RITE, INC ...................................          851
      1,641      * ZIMMER HOLDINGS, INC ..........................       50,116
        100      * ZOLL MEDICAL CORP .............................        3,894
                                                                   ------------
                   TOTAL HEALTH CARE                                 14,780,219
                                                                   ------------
 OTHER--1.83%
        100      * 4KIDS ENTERTAINMENT, INC ......................        2,003
        161        ABM INDUSTRIES, INC ...........................        5,047
        210      * ACACIA RESEARCH CORP ..........................        2,325
        252        ACUITY BRANDS, INC ............................        3,049
        200      * ADMINISTAFF, INC ..............................        5,482
         69      * ADVO, INC .....................................        2,967
        262        ALEXANDER & BALDWIN, INC ......................        6,995
        100        AMBASSADORS INTERNATIONAL, INC ................        2,099
        163        BANTA CORP ....................................        4,812
        100      * BELL MICROPRODUCTS, INC .......................        1,262
         79        BRADY CORP (CLASS A) ..........................        2,891
        146      * BRIGHT HORIZONS FAMILY SOLUTIONS, INC .........        4,087
        312      * CAREER EDUCATION CORP .........................       10,695
         78      * CDI CORP ......................................        1,482
      8,079      * CENDANT CORP ..................................      158,429
        146        CENTRAL PARKING CORP ..........................        2,867
        567      * CENTURY BUSINESS SERVICES, INC ................        1,304
        118      * CGI GROUP, INC ................................          891
        988        CINTAS CORP ...................................       47,424
         52      * CORINTHIAN COLLEGES, INC ......................        2,126
        332      * CORPORATE EXECUTIVE BOARD CO ..................       12,184
         85      * COSTAR GROUP, INC .............................        2,041
        426        CRANE CO ......................................       10,923
         19        CURTISS-WRIGHT CORP ...........................          907
        117      * DAISYTEK INTERNATIONAL CORP ...................        1,541
        526      * DEVRY, INC ....................................       14,965
      1,667        DOVER CORP ....................................       61,796
        635      * DUN & BRADSTREET CORP .........................       22,416
        200      * EDISON SCHOOLS, INC ...........................        3,930
        172      * EDUCATION MANAGEMENT CORP .....................        6,235
        100      * ESCO TECHNOLOGIES, INC ........................        3,449
        582      * EXULT, INC ....................................        9,341
         59      * FAIRCHILD CORP (CLASS A) ......................          171
         64      * FIRST CONSULTING GROUP, INC ...................          992
        343        FIRST INDUSTRIAL REALTY TRUST, INC ............       10,667


                        SEE NOTES TO FINANCIAL STATEMENTS

                                  2001 ANNUAL REPORT  TIAA-CREF Mutual Funds  55

        Statement of Investments - Equity Index Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 OTHER--(CONTINUED)
        121      * FORRESTER RESEARCH, INC ....................... $      2,437
      1,218        FORTUNE BRANDS, INC ...........................       48,221
        166      * GENTIVA HEALTH SERVICES, INC ..................        3,644
        310      * GETTY IMAGES, INC .............................        7,124
        242      * GTECH HOLDINGS CORP ...........................       10,960
      1,538        H & R BLOCK, INC ..............................       68,749
        214        HARLAND (JOHN H.) CO ..........................        4,729
        155      * HEIDRICK & STRUGGLES INTERNATIONAL, INC .......        2,813
        527        HON INDUSTRIES, INC ...........................       14,572
      6,898        HONEYWELL INTERNATIONAL, INC ..................      233,290
        100      * HOTEL RESERVATIONS NETWORK, INC (CLASS A) .....        4,600
        200      * HOTJOBS.COM LTD ...............................        2,078
         85      * INFOUSA, INC ..................................          590
         93      * ITRON, INC ....................................        2,818
        631        ITT INDUSTRIES, INC ...........................       31,866
        167        KELLY SERVICES, INC (CLASS A) .................        3,656
        283      * KORN/FERRY INTERNATIONAL ......................        3,014
        334      * LABOR READY, INC ..............................        1,707
        552        LIBERTY PROPERTY TRUST ........................       16,477
      1,125        LOEWS CORP ....................................       62,302
        586        MANPOWER, INC .................................       19,754
        110        MATTHEWS INTERNATIONAL CORP (CLASS A) .........        2,704
        134        MCGRATH RENTCORP ..............................        5,028
        146      * MEMBERWORKS, INC ..............................        2,045
        395      * METROMEDIA INTERNATIONAL GROUP, INC ...........          320
      1,306        MOODY'S CORP ..................................       52,057
        741      * MPS GROUP, INC ................................        5,291
        195      * MSC.SOFTWARE CORP .............................        3,042
        252        NATIONAL SERVICE INDUSTRIES, INC ..............          509
        240      * NAVIGANT CONSULTING CO ........................        1,320
        245      * NCO GROUP, INC ................................        5,611
        146        NEW ENGLAND BUSINESS SERVICES, INC ............        2,796
         79      * OFFSHORE LOGISTICS, INC .......................        1,403
        380        PITTSTON BRINK'S GROUP ........................        8,398
         73      * PREPAID LEGAL SERVICES, INC ...................        1,599
         56      * PROQUEST CO ...................................        1,899
        226      * R.H. DONNELLEY CORP ...........................        6,565
        163      * RENT-WAY, INC .................................          976
      1,329      * ROBERT HALF INTERNATIONAL, INC ................       35,484
         64        ROLLINS, INC ..................................        1,280
         66      * SCHOOL SPECIALTY, INC .........................        1,510
      2,469        SERVICEMASTER CO ..............................       34,072
        406      * SPHERION CORP .................................        3,963
        299      * SPX CORP ......................................       40,933
        147        STANDARD REGISTER CO ..........................        2,724
        144        STANDEX INTERNATIONAL CORP ....................        3,132
        127      * STARTEK, INC ..................................        2,407
         38        STRAYER EDUCATION, INC ........................        1,851
      1,051        SUPERVALU, INC ................................       23,248
        200      * SYMYX TECHNOLOGIES, INC .......................        4,248
      5,592        SYSCO CORP ....................................      146,622
         57        TALX CORP .....................................        1,424
        125      * TEJON RANCH CO ................................        2,989
        243        TELEFLEX, INC .................................       11,496
        283      * TELETECH HOLDINGS, INC ........................        4,055
        500      * TERREMARK WORLDWIDE, INC ......................          285
        972        TEXTRON, INC ..................................       40,299
        704      * TMP WORLDWIDE, INC ............................       30,202
         16      * TRADESTATION GROUP, INC .......................           25
        107      * TRAVELOCITY.COM, INC ..........................        3,072
        538      * U.S. INDUSTRIES, INC ..........................        1,377
        100        UNIFIRST CORP .................................        2,255
        100      * UNIROYAL TECHNOLOGY CORP ......................          320
        322      * UNITED STATIONERS, INC ........................       10,835

   SHARES                                                              VALUE
   ------                                                              -----
      4,039        UNITED TECHNOLOGIES CORP ...................... $    261,041
        446        VALSPAR CORP ..................................       17,662
        631        VIAD CORP .....................................       14,942
        100      * WACKENHUT CORP (CLASS A) ......................        2,480
        259        WALTER INDUSTRIES, INC ........................        2,929
                                                                   ------------
                   TOTAL OTHER                                        1,785,921
                                                                   ------------
 PRODUCER DURABLES--5.54%
        208      * ACTIVE POWER, INC .............................        1,414
        624        AGCO CORP .....................................        9,847
      1,096      * ALLIED WASTE INDUSTRIES, INC ..................       15,410
        134        AMERICAN STATES WATER CO ......................        4,683
        717        AMERICAN WATER WORKS CO, INC ..................       29,935
        221        AMETEK, INC ...................................        7,048
         79        APPLIED INDUSTRIAL TECHNOLOGIES, INC ..........        1,473
         55      * ASTEC INDUSTRIES, INC .........................          795
        222        BALDOR ELECTRIC CO ............................        4,640
        230      * BEACON POWER CORP .............................          299
        244        BRIGGS & STRATTON CORP ........................       10,419
        242      * BROOKS AUTOMATION, INC ........................        9,842
        144        CALIFORNIA WATER SERVICE GROUP ................        3,708
        238      * CASELLA WASTE SYSTEMS, INC (CLASS A) ..........        3,525
         35      * CATALYTICA ENERGY SYSTEMS, INC ................          160
      2,890        CATERPILLAR, INC ..............................      151,003
        100        CIRCOR INTERNATIONAL, INC .....................        1,845
        176      * COINSTAR, INC .................................        4,400
        100      * CONSOLIDATED GRAPHICS, INC ....................        1,925
        709        COOPER INDUSTRIES, INC ........................       24,758
        386      * COVANTA ENERGY CORP ...........................        1,745
        304        CUMMINS, INC ..................................       11,716
         61      * CUNO, INC .....................................        1,861
        757        DANAHER CORP ..................................       45,655
      1,880        DEERE & CO ....................................       82,081
        444      * DYCOM INDUSTRIES, INC .........................        7,419
        459        EATON CORP ....................................       34,154
      3,580        EMERSON ELECTRIC CO ...........................      204,418
        374        FEDERAL SIGNAL CORP ...........................        8,329
        100      * FLOW INTERNATIONAL CORP .......................        1,237
        341      * FLOWSERVE CORP ................................        9,074
         17        FRANKLIN ELECTRIC CO, INC .....................        1,394
        300      * FUELCELL ENERGY, INC ..........................        5,442
         98      * GARDNER DENVER, INC ...........................        2,187
        285        GATX CORP .....................................        9,268
     83,659        GENERAL ELECTRIC CO ...........................    3,353,061
        146      * GENLYTE GROUP, INC ............................        4,345
        100      * GLOBAL POWER EQUIPMENT GROUP, INC .............        1,505
        100        GORMAN-RUPP CO ................................        2,685
        580        GRAINGER (W.W.), INC ..........................       27,840
        200      * H POWER CORP ..................................          624
        251        HARSCO CORP ...................................        8,609
        152      * HEADWATERS, INC ...............................        1,742
        442        HUBBELL, INC (CLASS B) ........................       12,986
        312        IDEX CORP .....................................       10,764
      2,049        ILLINOIS TOOL WORKS, INC ......................      138,758
        155      * IMAGISTICS INTERNATIONAL, INC .................        1,914
      1,216        INGERSOLL-RAND CO .............................       50,841
        161      * IONICS, INC ...................................        4,835
        366        JLG INDUSTRIES, INC ...........................        3,898
         77      * KADANT, INC ...................................        1,117
        216        KAYDON CORP ...................................        4,899
        206        KENNAMETAL, INC ...............................        8,296
         22        LAWSON PRODUCTS, INC ..........................          572
        341        LINCOLN ELECTRIC HOLDINGS, INC ................        8,334
        147        LINDSAY MANUFACTURING CO ......................        2,844
        174      * LITTELFUSE, INC ...............................        4,566
        191      * MAGNETEK, INC .................................        1,721


                       SEE NOTES TO FINANCIAL STATEMENTS

56  TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

        Statement of Investments - Equity Index Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 PRODUCER DURABLES--(CONTINUED)
        198        MANITOWOC CO, INC ............................. $      6,158
        136      * MAXWELL TECHNOLOGIES, INC .....................        1,333
        187      * MECHANICAL TECHNOLOGY, INC ....................          512
        118        MILACRON, INC .................................        1,866
        136        MINE SAFETY APPLIANCES CO .....................        5,460
      3,268        MINNESOTA MINING & MANUFACTURING CO ...........      386,306
        124        NACCO INDUSTRIES, INC (CLASS A) ...............        7,042
        191      * NATIONAL INSTRUMENTS CORP .....................        7,155
        546        NAVISTAR INTERNATIONAL CORP ...................       21,567
        460      * NEWPARK RESOURCES, INC ........................        3,634
        100        NN, INC .......................................        1,115
        206        NORDSON CORP ..................................        5,440
        516        PACCAR, INC ...................................       33,860
        928        PARKER HANNIFIN CORP ..........................       42,604
        200      * PEMSTAR, INC ..................................        2,400
        490        PHILADELPHIA SUBURBAN CORP ....................       11,050
        100      * PHOTON DYNAMICS, INC ..........................        4,565
      2,045        PITNEY BOWES, INC .............................       76,912
        100      * PLUG POWER, INC ...............................          874
        464      * POWER-ONE, INC ................................        4,830
        200      * QUANTA SERVICES, INC ..........................        3,086
        204      * RAYOVAC CORP ..................................        3,590
        179        REGAL-BELOIT CORP .............................        3,902
      1,338      * REPUBLIC SERVICES, INC ........................       26,720
        130        ROBBINS & MYERS, INC ..........................        3,043
      1,280        ROCKWELL COLLINS, INC .........................       24,960
      1,280        ROCKWELL INTERNATIONAL CORP ...................       22,861
        214        ROPER INDUSTRIES, INC .........................       10,593
        100      * SAGE, INC .....................................        3,707
         45        SAUER-DANFOSS, INC ............................          360
          8        SJW CORP ......................................          682
        124      * SPS TECHNOLOGIES, INC .........................        4,330
        205        STEWART & STEVENSON SERVICES, INC .............        3,856
        167        TECUMSEH PRODUCTS CO (CLASS A) ................        8,455
        134        TENNANT CO ....................................        4,971
        293      * TEREX CORP ....................................        5,139
        286      * TETRA TECH, INC ...............................        5,694
         79      * TETRA TECHNOLOGIES, INC .......................        1,655
        518      * THOMAS & BETTS CORP ...........................       10,956
        390        TIMKEN CO .....................................        6,310
         85        TORO CO .......................................        3,825
        100      * TRIKON TECHNOLOGIES, INC ......................        1,175
        349        TRINITY INDUSTRIES, INC .......................        9,482
        260      * UNOVA, INC ....................................        1,508
        190      * VALENCE TECHNOLOGY, INC .......................          640
         30        VALHI, INC ....................................          381
         66        VALMONT INDUSTRIES, INC .......................          954
        160        WABTEC CORP ...................................        1,968
        159      * WASTE CONNECTIONS, INC ........................        4,927
      5,318        WASTE MANAGEMENT, INC .........................      169,697
         63        WATTS INDUSTRIES, INC (CLASS A) ...............          945
      6,101        XEROX CORP ....................................       63,572
                                                                   ------------
                   TOTAL PRODUCER DURABLES                            5,408,492
                                                                   ------------
 TECHNOLOGY--18.67%
      2,899      * 3COM CORP .....................................       18,496
        100      * 3D SYSTEMS CORP ...............................        1,425
        200      * 3DO CO ........................................          416
        100     b* ACT MANUFACTURING, INC ........................           35
        249      * ACTEL CORP ....................................        4,958
      1,571      * ACTERNA CORP ..................................        6,205
        322      * ACTIVISION, INC ...............................        8,375
        386      * ACTUATE CORP ..................................        2,034
        721      * ACXIOM CORP ...................................       12,596
        884      * ADAPTEC, INC ..................................       12,818

   SHARES                                                              VALUE
   ------                                                              -----
      6,578      * ADC TELECOMMUNICATIONS, INC ................... $     30,259
        100      * ADE CORP ......................................        1,000
      2,005        ADOBE SYSTEMS, INC ............................       62,255
        175      * ADTRAN, INC ...................................        4,466
        546      * ADVANCED DIGITAL INFORMATION CORP .............        8,758
        239      * ADVANCED ENERGY INDUSTRIES, INC ...............        6,367
        672      * ADVANCED FIBRE COMMUNICATIONS, INC ............       11,874
      2,912      * ADVANCED MICRO DEVICES, INC ...................       46,184
        294      * ADVENT SOFTWARE, INC ..........................       14,685
        472      * AEROFLEX, INC .................................        8,935
        200      * AETHER SYSTEMS, INC ...........................        1,840
        434      * AFFILIATED COMPUTER SERVICES, INC (CLASS A) ...       46,060
      5,101      * AGERE SYSTEMS, INC (CLASS A) ..................       29,025
        300      * AGILE SOFTWARE CORP ...........................        5,166
      3,873      * AGILENT TECHNOLOGIES, INC .....................      110,419
        620      * AKAMAI TECHNOLOGIES, INC ......................        3,683
        292      * ALLIANCE SEMICONDUCTOR CORP ...................        3,527
        100      * ALLOY, INC ....................................        2,153
        426      * ALPHA INDUSTRIES, INC .........................        9,287
      3,138      * ALTERA CORP ...................................       66,588
        200      * AMERICA ONLINE LATIN AMERICA, INC (CLASS A) ...          910
        258      * AMERICAN MANAGEMENT SYSTEMS, INC ..............        4,665
      1,411      * AMERICAN POWER CONVERSION CORP ................       20,403
        234      * AMERICAN SUPERCONDUCTOR CORP ..................        2,869
      1,141      * AMKOR TECHNOLOGY, INC .........................       18,290
        322      * AMPHENOL CORP (CLASS A) .......................       15,472
        301      * ANADIGICS, INC ................................        4,590
      2,880      * ANALOG DEVICES, INC ...........................      127,843
        123        ANALOGIC CORP .................................        4,737
        200      * ANAREN MICROWAVE, INC .........................        3,464
        709      * ANDREW CORP ...................................       15,520
        180      * ANIXTER INTERNATIONAL, INC ....................        5,222
        202      * ANSWERTHINK, INC ..............................        1,319
        100      * ANSYS, INC ....................................        2,465
        100      * APAC CUSTOMER SERVICES, INC ...................          260
      2,867      * APPLE COMPUTER, INC ...........................       62,787
        100      * APPLIED INNOVATION, INC .......................          620
      6,902      * APPLIED MATERIALS, INC ........................      276,770
      2,410      * APPLIED MICRO CIRCUITS CORP ...................       27,281
        235      * ARBITRON, INC .................................        8,025
        200      * AREMISSOFT CORP ...............................          196
      1,900      * ARIBA, INC ....................................       11,704
        390      * ARRIS GROUP, INC ..............................        3,806
        761      * ARROW ELECTRONICS, INC ........................       22,754
        300      * ART TECHNOLOGY GROUP, INC .....................        1,044
        226      * ARTESYN TECHNOLOGIES, INC .....................        2,104
        100      * ARTISAN COMPONENTS, INC .......................        1,580
      2,348      * ASCENTIAL SOFTWARE CORP .......................        9,509
        240      * ASIAINFO HOLDINGS, INC ........................        4,181
        279      * ASPECT COMMUNICATIONS CORP ....................        1,083
        295      * ASPEN TECHNOLOGY, INC .........................        4,956
         80      * ASTROPOWER, INC ...............................        3,234
        313      * ASYST TECHNOLOGIES, INC .......................        3,994
      1,520     b* AT HOME CORP (SERIES A) .......................            9
      3,410      * ATMEL CORP ....................................       25,132
        176      * ATMI, INC .....................................        4,198
        100      * AUDIOVOX CORP (CLASS A) .......................          746
        301      * AUSPEX SYSTEMS, INC ...........................          542
        507        AUTODESK, INC .................................       18,896
      5,173        AUTOMATIC DATA PROCESSING, INC ................      304,690
        200      * AVANEX CORP ...................................        1,180
        345      * AVANT! CORP ...................................        7,069
      2,391      * AVAYA, INC ....................................       29,051
        327      * AVICI SYSTEMS, INC ............................          952
        184      * AVID TECHNOLOGY, INC ..........................        2,236


                        SEE NOTES TO FINANCIAL STATEMENTS

                                  2001 ANNUAL REPORT  TIAA-CREF Mutual Funds  57

        Statement of Investments - Equity Index Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 TECHNOLOGY--(CONTINUED)
        995        AVNET, INC .................................... $     25,343
        434      * AVOCENT CORP ..................................       10,525
        362        AVX CORP ......................................        8,540
        161      * AWARE, INC ....................................        1,336
        844      * AXCELIS TECHNOLOGIES, INC .....................       10,879
        162      * AXT, INC ......................................        2,338
        113      * BARRA, INC ....................................        5,321
      2,634      * BEA SYSTEMS, INC ..............................       40,564
         71        BEI TECHNOLOGIES, INC .........................        1,238
         57        BEL FUSE, INC (CLASS B) .......................        1,428
        192        BELDEN, INC ...................................        4,522
        161      * BENCHMARK ELECTRONICS, INC ....................        3,053
        475      * BISYS GROUP, INC ..............................       30,395
        172      * BLACK BOX CORP ................................        9,095
        103        BMC INDUSTRIES, INC ...........................          212
      1,938      * BMC SOFTWARE, INC .............................       31,725
        400      * BORLAND SOFTWARE CORP .........................        6,264
        100      * BOSTON COMMUNICATIONS GROUP ...................        1,135
        201      * BRIGHTPOINT, INC ..............................          631
         68      * BRIO SOFTWARE, INC ............................          196
      1,619      * BROADCOM CORP (CLASS A) .......................       66,169
      1,830      * BROADVISION, INC ..............................        5,014
      1,822      * BROCADE COMMUNICATIONS SYSTEMS, INC ...........       60,345
        100      * BSQUARE CORP ..................................          417
        196        C&D TECHNOLOGIES, INC .........................        4,479
        359      * CABLE DESIGN TECHNOLOGIES CORP ................        4,911
        100      * CACHEFLOW, INC ................................          268
        270      * CACI INTERNATIONAL, INC (CLASS A) .............       10,661
      2,017      * CADENCE DESIGN SYSTEMS, INC ...................       44,213
        100      * CAMINUS CORP ..................................        2,300
        100      * CARREKER CORP .................................          590
         36      * CARRIER ACCESS CORP ...........................          105
        293      * C-COR.NET CORP ................................        4,269
        100      * CELERITEK, INC ................................        1,339
        240      * CENTILLIUM COMMUNICATIONS, INC ................        1,886
        141      * CENTRA SOFTWARE, INC ..........................        1,128
      1,078      * CERIDIAN CORP .................................       20,213
        566      * CERTEGY, INC ..................................       19,369
        537      * CHECKFREE CORP ................................        9,666
        208      * CHECKPOINT SYSTEMS, INC .......................        2,787
        216      * CHIPPAC, INC ..................................        1,603
        200      * CHORDIANT SOFTWARE, INC .......................        1,582
        370      * CIBER, INC ....................................        3,497
      2,792      * CIENA CORP ....................................       39,954
        547      * CIRRUS LOGIC, INC .............................        7,231
     61,910      * CISCO SYSTEMS, INC ............................    1,121,190
      1,636      * CITRIX SYSTEMS, INC ...........................       37,072
        115      * CLARENT CORP ..................................          615
      2,127      * CMGI, INC .....................................        3,467
        999      * CNET NETWORKS, INC ............................        8,961
        331      * COGNEX CORP ...................................        8,477
        100      * COGNIZANT TECHNOLOGY SOLUTIONS CORP ...........        4,098
        175        COHU, INC .....................................        3,456
      2,260      * COMMERCE ONE, INC .............................        8,068
        381      * COMMSCOPE, INC ................................        8,104
     14,278        COMPAQ COMPUTER CORP ..........................      139,353
      3,815        COMPUTER ASSOCIATES INTERNATIONAL, INC ........      131,579
        188      * COMPUTER NETWORK TECHNOLOGY CORP ..............        3,345
      1,369      * COMPUTER SCIENCES CORP ........................       67,054
      2,770      * COMPUWARE CORP ................................       32,658
          8        COMPX INTERNATIONAL, INC ......................          104
      1,626      * COMVERSE TECHNOLOGY, INC ......................       36,374
        100      * CONCORD CAMERA CORP ...........................          792
      4,232      * CONCORD EFS, INC ..............................      138,725

   SHARES                                                              VALUE
   ------                                                              -----
        495      * CONCURRENT COMPUTER CORP ...................... $      7,351
        100        CONESTOGA ENTERPRISES, INC ....................        3,195
      2,126      * CONEXANT SYSTEMS, INC .........................       30,529
        100      * CONVERA CORP ..................................          335
      1,438      * CONVERGYS CORP ................................       53,911
        100      * COORSTEK, INC .................................        3,184
        231      * COPPER MOUNTAIN NETWORKS, INC .................          390
      8,034      * CORNING, INC ..................................       71,663
      1,990      * CORVIS CORP ...................................        6,428
        600      * COSINE COMMUNICATIONS, INC ....................          930
        189      * COVANSYS CORP .................................        1,692
        462      * CREDENCE SYSTEMS CORP .........................        8,579
        590      * CREE, INC .....................................       17,381
        433      * CSG SYSTEMS INTERNATIONAL, INC ................       17,515
        204        CTS CORP ......................................        3,244
         20        CUBIC CORP ....................................        1,027
        306      * CYMER, INC ....................................        8,179
      1,020      * CYPRESS SEMICONDUCTOR CORP ....................       20,329
        100      * DAKTRONICS, INC ...............................          845
         60      * DATASTREAM SYSTEMS, INC .......................          370
        276      * DDI CORP ......................................        2,716
        266      * DELIA*S CORP (CLASS A) ........................        1,649
     19,239      * DELL COMPUTER CORP ............................      522,916
        576        DELUXE CORP ...................................       23,950
        200      * DIAMONDCLUSTER INTERNATIONAL, INC (CLASS A) ...        2,620
        567        DIEBOLD, INC ..................................       22,929
        200      * DIGEX, INC ....................................          598
        100      * DIGIMARC CORP .................................        1,858
        200      * DIGITAL INSIGHT CORP ..........................        4,472
        100      * DIGITAL LIGHTWAVE, INC ........................          938
        200      * DIGITALTHINK, INC .............................        2,160
        200      * DITECH COMMUNICATIONS CORP ....................        1,204
        600      * DIVINE, INC (CLASS A) .........................          444
        656      * DMC STRATEX NETWORKS, INC .....................        5,104
        243      * DOCENT, INC ...................................          770
        310      * DOCUMENTUM, INC ...............................        6,733
      1,027      * DOUBLECLICK, INC ..............................       11,646
        195      * DSP GROUP, INC ................................        4,536
        650      * DST SYSTEMS, INC ..............................       32,403
        500      * E.PIPHANY, INC ................................        4,355
        592      * EARTHLINK, INC ................................        7,205
      1,213      * EBAY, INC .....................................       81,150
        170      * ECHELON CORP ..................................        2,407
        100        EDO CORP ......................................        2,645
        252      * EFUNDS CORP ...................................        3,465
        200      * ELANTEC SEMICONDUCTOR, INC ....................        7,680
        199      * ELECTRO SCIENTIFIC INDUSTRIES, INC ............        5,972
        175      * ELECTROGLAS, INC ..............................        2,585
      1,117      * ELECTRONIC ARTS, INC ..........................       66,964
      4,020        ELECTRONIC DATA SYSTEMS CORP ..................      275,571
        385      * ELECTRONICS FOR IMAGING, INC ..................        8,589
        100      * EMBARCADERO TECHNOLOGIES, INC .................        2,420
     18,673      * EMC CORP ......................................      250,965
        200      * EMCORE CORP ...................................        2,690
        746      * EMULEX CORP ...................................       29,474
        100      * ENGAGE, INC ...................................           44
        262      * ENTEGRIS, INC .................................        2,872
      1,622      * ENTERASYS NETWORKS, INC .......................       14,355
        360      * ENTRUST, INC ..................................        3,668
        150      * EPIQ SYSTEMS, INC .............................        2,903
      1,233        EQUIFAX, INC ..................................       29,777
        100      * ESPEED, INC (CLASS A) .........................          828
        198      * ESS TECHNOLOGY, INC ...........................        4,209
        165      * ESTERLINE TECHNOLOGIES CORP ...................        2,642
        332      * EXAR CORP .....................................        6,922


                       SEE NOTES TO FINANCIAL STATEMENTS

58  TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

        Statement of Investments - Equity Index Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 TECHNOLOGY--(CONTINUED)
        100      * EXCEL TECHNOLOGY, INC ......................... $      1,740
        200      * EXE TECHNOLOGIES, INC .........................        1,018
        903      * EXTREME NETWORKS, INC .........................       11,649
        145      * F.Y.I., INC ...................................        4,858
        200      * F5 NETWORKS, INC ..............................        4,308
        107        FAIR, ISAAC & CO, INC .........................        6,743
        762      * FAIRCHILD SEMICONDUCTOR INTERNATIONAL, INC
                     (CLASS A) ...................................       21,488
        448      * FALCONSTOR SOFTWARE, INC ......................        4,059
        100      * FEI CO ........................................        3,151
        200      * FIBERCORE, INC ................................          480
        322      * FILENET CORP ..................................        6,533
      1,001      * FINISAR CORP ..................................       10,180
      3,164        FIRST DATA CORP ...............................      248,216
      1,593      * FISERV, INC ...................................       67,416
        100      * FLIR SYSTEMS, INC .............................        3,792
        700      * FOUNDRY NETWORKS, INC .........................        5,705
        166      * FREEMARKETS, INC ..............................        3,979
        193      * FSI INTERNATIONAL, INC ........................        1,779
      1,466      * GATEWAY, INC ..................................       11,787
        316        GENERAL CABLE CORP ............................        4,140
      1,008      * GENUITY, INC (CLASS A) ........................        1,593
        100      * GENZYME TRANSGENICS CORP ......................          582
        174      * GERBER SCIENTIFIC, INC ........................        1,618
        125      * GLOBAL IMAGING SYSTEMS, INC ...................        1,866
        282        GLOBAL PAYMENTS, INC ..........................        9,701
        908      * GLOBESPAN VIRATA, INC .........................       11,759
        236      * GRIFFON CORP ..................................        3,540
        200      * HANDSPRING, INC ...............................        1,348
        483      * HARMONIC, INC .................................        5,806
        598        HARRIS CORP ...................................       18,245
        184        HELIX TECHNOLOGY CORP .........................        4,149
        502        HENRY (JACK) & ASSOCIATES, INC ................       10,964
     13,251        HEWLETT-PACKARD CO ............................      272,176
        126      * HI/FN, INC ....................................        1,823
        292      * HNC SOFTWARE, INC .............................        6,015
        500      * HOMESTORE.COM, INC ............................        1,800
        193      * HUTCHINSON TECHNOLOGY, INC ....................        4,481
        321      * HYPERION SOLUTIONS CORP .......................        6,375
      2,314      * I2 TECHNOLOGIES, INC ..........................       18,281
        286      * IDENTIX, INC ..................................        4,173
        100      * II-VI, INC ....................................        1,723
      1,161        IKON OFFICE SOLUTIONS, INC ....................       13,572
        337      * IMATION CORP ..................................        7,272
        200      * INDUS INTERNATIONAL, INC ......................        1,460
         22      * INET TECHNOLOGIES, INC ........................          233
        285      * INFOCUS CORP ..................................        6,276
         27      * INFOGRAMES, INC ...............................          191
        200      * INFONET SERVICES CORP (CLASS B) ...............          490
        628      * INFORMATICA CORP ..............................        9,112
        180      * INFORMATION RESOURCES, INC ....................        1,494
      1,814      * INFOSPACE, INC ................................        3,719
        630      * INGRAM MICRO, INC (CLASS A) ...................       10,912
      1,068      * INKTOMI CORP ..................................        7,166
        100      * INRANGE TECHNOLOGIES CORP (CLASS B) ...........        1,235
        100      * INTEGRAL SYSTEMS, INC .........................        1,925
        200      * INTEGRATED CIRCUIT SYSTEMS, INC ...............        4,518
        919      * INTEGRATED DEVICE TECHNOLOGY, INC .............       24,436
     56,584        INTEL CORP ....................................    1,779,567
        200      * INTELIDATA TECHNOLOGIES CORP ..................          566
        100      * INTERCEPT GROUP, INC ..........................        4,090
        483      * INTERDIGITAL COMMUNICATIONS CORP ..............        4,685
        363      * INTERGRAPH CORP ...............................        4,988
        532      * INTERLAND, INC ................................        1,123

   SHARES                                                              VALUE
   ------                                                              -----
        215      * INTERLOGIX, INC ............................... $      8,314
         89      * INTERMAGNETICS GENERAL CORP ...................        2,305
        900      * INTERNAP NETWORK SERVICES CORP ................        1,044
     14,487        INTERNATIONAL BUSINESS MACHINES CORP ..........    1,752,348
        488      * INTERNATIONAL RECTIFIER CORP ..................       17,021
      1,000      * INTERNET CAPITAL GROUP, INC ...................        1,210
        331      * INTERNET SECURITY SYSTEMS, INC ................       10,612
        780      * INTERSIL CORP (CLASS A) .......................       25,155
         78        INTER-TEL, INC ................................        1,499
        300      * INTERTRUST TECHNOLOGIES CORP ..................          369
        321      * INTERVOICE-BRITE, INC .........................        4,109
        700      * INTERWOVEN, INC ...............................        6,818
        100      * INTRADO, INC ..................................        2,680
      1,484      * INTUIT, INC ...................................       63,486
        363      * IOMEGA CORP ...................................        3,031
        325      * IRON MOUNTAIN, INC ............................       14,235
        200      * ITXC CORP .....................................        1,438
        379      * IXIA ..........................................        4,870
        100      * IXYS CORP .....................................          809
        843      * J.D. EDWARDS & CO .............................       13,867
      1,277      * JABIL CIRCUIT, INC ............................       29,013
        177      * JDA SOFTWARE GROUP, INC .......................        3,956
      9,859      * JDS UNIPHASE CORP .............................       85,576
        200      * JNI CORP ......................................        1,662
      2,059      * JUNIPER NETWORKS, INC .........................       39,018
        123      * KANA SOFTWARE, INC ............................        2,394
        412      * KEANE, INC ....................................        7,428
        100        KEITHLEY INSTRUMENTS, INC .....................        1,690
        688      * KEMET CORP ....................................       12,212
        200      * KEYNOTE SYSTEMS, INC ..........................        1,870
        236      * KFORCE, INC ...................................        1,484
      1,553      * KLA-TENCOR CORP ...............................       76,967
        626      * KOPIN CORP ....................................        8,764
      1,050      * KPMG CONSULTING, INC ..........................       17,399
        216      * KRONOS, INC ...................................       10,450
        378      * KULICKE & SOFFA INDUSTRIES, INC ...............        6,483
      1,147      * LAM RESEARCH CORP .............................       26,633
        200      * LANTRONIX, INC ................................        1,264
        742      * LATTICE SEMICONDUCTOR CORP ....................       15,263
         79      * LEARNING TREE INTERNATIONAL, INC ..............        2,204
        100      * LECROY CORP ...................................        1,820
        784      * LEGATO SYSTEMS, INC ...........................       10,168
        200      * LEXENT, INC ...................................        1,250
      1,055      * LEXMARK INTERNATIONAL, INC ....................       62,245
        866      * LIBERATE TECHNOLOGIES .........................        9,942
        159      * LIGHTBRIDGE, INC ..............................        1,932
        100      * LIGHTPATH TECHNOLOGIES, INC (CLASS A) .........          355
      2,719        LINEAR TECHNOLOGY CORP ........................      106,150
        200      * LOUDCLOUD, INC ................................          848
      2,869      * LSI LOGIC CORP ................................       45,273
        360      * LTX CORP ......................................        7,538
     28,656      * LUCENT TECHNOLOGIES, INC ......................      180,246
        511      * MACROMEDIA, INC ...............................        9,096
        300      * MACROVISION CORP ..............................       10,566
        345      * MAIL-WELL, INC ................................        1,415
          1      * MAJOR AUTOMOTIVE COS, INC .....................            1
         78      * MANHATTAN ASSOCIATES, INC .....................        2,274
        454      * MANUGISTICS GROUP, INC ........................        9,570
        100      * MAPINFO CORP ..................................        1,569
        215      * MASTEC, INC ...................................        1,494
        260      * MATRIXONE, INC ................................        3,377
      2,564      * MAXIM INTEGRATED PRODUCTS, INC ................      134,636
      1,587      * MAXTOR CORP ...................................       10,062
        222      * MCDATA CORP (CLASS A) .........................        5,439
        137      * MCSI, INC .....................................        3,213


                        SEE NOTES TO FINANCIAL STATEMENTS

                                  2001 ANNUAL REPORT  TIAA-CREF Mutual Funds  59

        Statement of Investments - Equity Index Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 TECHNOLOGY--(CONTINUED)
        225      * MEMC ELECTRONIC MATERIALS, INC ................ $        799
        542      * MENTOR GRAPHICS CORP ..........................       12,775
        222      * MERCURY COMPUTER SYSTEMS, INC .................        8,682
        609      * MERCURY INTERACTIVE CORP ......................       20,694
        100      * MERIX CORP ....................................        1,725
        100      * METASOLV, INC .................................          786
        300      * METAWAVE COMMUNICATIONS CORP ..................          936
        236        METHODE ELECTRONICS, INC (CLASS A) ............        1,888
        283      * METTLER-TOLEDO INTERNATIONAL, INC .............       14,674
        616      * MICREL, INC ...................................       16,158
        100      * MICRO GENERAL CORP ............................        1,371
      1,085      * MICROCHIP TECHNOLOGY, INC .....................       42,033
        558      * MICROMUSE, INC ................................        8,370
      4,580      * MICRON TECHNOLOGY, INC ........................      141,980
        200      * MICROSEMI CORP ................................        5,940
     36,845      * MICROSOFT CORP ................................    2,440,981
        190      * MICROSTRATEGY, INC ............................          732
        151      * MICROTUNE, INC ................................        3,542
        100      * MICROVISION, INC ..............................        1,424
        244      * MIPS TECHNOLOGIES, INC (CLASS A) ..............        2,108
         95      * MIPS TECHNOLOGIES, INC (CLASS B) ..............          758
        225      * MKS INSTRUMENTS, INC ..........................        6,082
      1,183        MOLEX, INC ....................................       36,614
     18,812        MOTOROLA, INC .................................      282,556
        104      * MRO SOFTWARE, INC .............................        2,432
        678      * MRV COMMUNICATIONS, INC .......................        2,875
        179        MTS SYSTEMS CORP ..............................        1,810
        151      * MULTEX.COM, INC ...............................          680
        100      * NANOMETRICS, INC ..............................        1,940
        128      * NATIONAL PROCESSING, INC ......................        4,160
      1,446      * NATIONAL SEMICONDUCTOR CORP ...................       44,522
        100      * NAVIGANT INTERNATIONAL, INC ...................        1,145
        752      * NCR CORP ......................................       27,719
        328        NDCHEALTH CORP ................................       11,332
        100      * NET2PHONE, INC ................................          675
        450      * NETEGRITY, INC ................................        8,712
        265      * NETIQ CORP ....................................        9,344
        200      * NETRO CORP ....................................          734
        100      * NETSCOUT SYSTEMS, INC .........................          791
      2,511      * NETWORK APPLIANCE, INC ........................       54,916
      1,224      * NETWORK ASSOCIATES, INC .......................       31,640
        302      * NEW FOCUS, INC ................................        1,151
        300        NEWPORT CORP ..................................        5,784
        100      * NEXT LEVEL COMMUNICATIONS, INC ................          335
        200      * NMS COMMUNICATIONS CORP .......................          964
        100      * NORTHFIELD LABORATORIES, INC ..................          858
        100      * NOVADIGM, INC .................................          949
      2,982      * NOVELL, INC ...................................       13,687
      1,092      * NOVELLUS SYSTEMS, INC .........................       43,079
        100      * NU HORIZONS ELECTRONICS CORP ..................        1,028
        241      * NUANCE COMMUNICATIONS, INC ....................        2,193
        200      * NUMERICAL TECHNOLOGIES, INC ...................        7,040
        856      * NVIDIA CORP ...................................       57,266
        200      * NYFIX, INC ....................................        4,004
        400      * OAK TECHNOLOGY, INC ...........................        5,500
        100      * ON SEMICONDUCTOR CORP .........................          207
        865      * ONI SYSTEMS CORP ..............................        5,424
        250      * ONYX SOFTWARE CORP ............................          975
      1,427      * OPENWAVE SYSTEMS, INC .........................       13,970
        770      * OPLINK COMMUNICATIONS, INC ....................        1,451
        100      * OPNET TECHNOLOGIES, INC .......................        1,441
         13      * OPTICAL CABLE CORP ............................           21
     35,115      * ORACLE CORP ...................................      484,938
        100      * OTG SOFTWARE, INC .............................        1,000

   SHARES                                                              VALUE
   ------                                                              -----
        200      * OVERTURE SERVICES, INC ........................ $      7,086
        200      * PACKETEER, INC ................................        1,474
      4,623      * PALM, INC .....................................       17,937
      2,096      * PARAMETRIC TECHNOLOGY CORP ....................       16,370
        100        PARK ELECTROCHEMICAL CORP .....................        2,640
        258      * PAXAR CORP ....................................        3,664
        312      * PAXSON COMMUNICATIONS CORP ....................        3,260
      2,653        PAYCHEX, INC ..................................       92,457
        100      * PC-TEL, INC ...................................          971
        100      * PECO II, INC ..................................          596
        171      * PEGASUS SOLUTIONS, INC ........................        2,428
      2,166      * PEOPLESOFT, INC ...............................       87,073
      1,418      * PEREGRINE SYSTEMS, INC ........................       21,029
        100      * PERFORMANCE TECHNOLOGIES, INC .................        1,332
        200      * PERICOM SEMICONDUCTOR CORP ....................        2,900
        493      * PEROT SYSTEMS CORP (CLASS A) ..................       10,067
        189      * PHOENIX TECHNOLOGIES LTD ......................        2,200
        181      * PHOTRONICS, INC ...............................        5,674
        186        PIONEER-STANDARD ELECTRONICS, INC .............        2,362
        200      * PIXELWORKS, INC ...............................        3,212
         68      * PLANAR SYSTEMS, INC ...........................        1,435
        335      * PLANTRONICS, INC ..............................        8,589
        332      * PLEXUS CORP ...................................        8,818
        249      * PLX TECHNOLOGY, INC ...........................        3,140
      1,413      * PMC-SIERRA, INC ...............................       30,040
        674      * POLYCOM, INC ..................................       23,186
        100      * POMEROY COMPUTER RESOURCES, INC ...............        1,350
        556      * PORTAL SOFTWARE, INC ..........................        1,156
        100      * POWELL INDUSTRIES, INC ........................        1,877
        183      * POWER INTEGRATIONS, INC .......................        4,180
        462      * POWERWAVE TECHNOLOGIES, INC ...................        7,983
        175      * PRI AUTOMATION, INC ...........................        3,579
         55      * PROBUSINESS SERVICES, INC .....................        1,034
        335      * PROFIT RECOVERY GROUP INTERNATIONAL, INC ......        2,730
        217      * PROGRESS SOFTWARE CORP ........................        3,750
        220      * PROTON ENERGY SYSTEMS .........................        1,815
        290      * PROXIM, INC ...................................        2,877
        200      * PUMATECH, INC .................................          516
        829      * QLOGIC CORP ...................................       36,899
        141      * QRS CORP ......................................        1,988
      6,432      * QUALCOMM, INC .................................      324,816
      1,527      * QUANTUM CORP (DLT & STORAGE GROUP) ............       15,041
        285      * QUEST SOFTWARE, INC ...........................        6,301
        100        QUIXOTE CORP ..................................        1,900
         57      * RADIANT SYSTEMS, INC ..........................          656
        138      * RADISYS CORP ..................................        2,713
        100      * RAINBOW TECHNOLOGIES, INC .....................          740
        680      * RAMBUS, INC ...................................        5,433
      1,568      * RATIONAL SOFTWARE CORP ........................       30,576
        993      * READ-RITE CORP ................................        6,564
        743      * REALNETWORKS, INC .............................        4,413
        179      * RED HAT, INC ..................................        1,271
      1,040      * REDBACK NETWORKS, INC .........................        4,108
        200      * REGISTER.COM, INC .............................        2,300
        100      * RENAISSANCE LEARNING, INC .....................        3,047
        100      * RESEARCH FRONTIERS, INC .......................        1,676
        414      * RETEK, INC ....................................       12,366
        366        REYNOLDS & REYNOLDS CO (CLASS A) ..............        8,876
      1,061      * RF MICRO DEVICES, INC .........................       20,403
      1,027      * RIVERSTONE NETWORKS, INC ......................       17,048
        158      * ROGERS CORP ...................................        4,787
         96      * ROXIO, INC ....................................        1,589
        454      * RSA SECURITY, INC .............................        7,927
        100      * RUDOLPH TECHNOLOGIES, INC .....................        3,432
        541      * S1 CORP .......................................        8,753


                       SEE NOTES TO FINANCIAL STATEMENTS

60  TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

        Statement of Investments - Equity Index Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 TECHNOLOGY--(CONTINUED)
        134      * SABA SOFTWARE, INC ............................ $        699
        993      * SAFEGUARD SCIENTIFICS, INC ....................        3,476
        148      * SANCHEZ COMPUTER ASSOCIATES, INC ..............        1,265
        553      * SANDISK CORP ..................................        7,963
      4,270      * SANMINA-SCI CORP ..............................       84,973
        700      * SAPIENT CORP ..................................        5,404
        100      * SATCON TECHNOLOGY CORP ........................          520
        100      * SBS TECHNOLOGIES, INC .........................        1,457
      1,292        SCIENTIFIC-ATLANTA, INC .......................       30,930
        147      * SCM MICROSYSTEMS, INC .........................        2,152
        100      * SEACHANGE INTERNATIONAL, INC ..................        3,412
        200      * SECURE COMPUTING CORP .........................        4,110
        156      * SEEBEYOND TECHNOLOGY CORP .....................        1,513
        100      * SEMITOOL, INC .................................        1,148
        540      * SEMTECH CORP ..................................       19,273
        149      * SERENA SOFTWARE, INC ..........................        3,239
      3,230      * SIEBEL SYSTEMS, INC ...........................       90,375
        200      * SIGNALSOFT CORP ...............................          894
      1,492      * SILICON GRAPHICS, INC .........................        3,133
        500      * SILICON IMAGE, INC ............................        1,880
        100      * SILICON LABORATORIES, INC .....................        3,371
        600      * SILICON STORAGE TECHNOLOGY, INC ...............        5,784
         22      * SILICONIX, INC ................................          603
        168      * SIPEX CORP ....................................        2,159
        100      * SIRENZA MICRODEVICES, INC .....................          609
        164      * SITEL CORP ....................................          394
      5,350      * SOLECTRON CORP ................................       60,348
        100      * SOMERA COMMUNICATIONS, INC ....................          755
        787      * SONICBLUE, INC ................................        3,179
        300      * SONICWALL, INC ................................        5,832
      1,304      * SONUS NETWORKS, INC ...........................        6,024
        100      * SORRENTO NETWORKS CORP ........................          359
        100      * SPECTRALINK CORP ..............................        1,713
        100      * SPECTRIAN CORP ................................        1,103
        160      * SPEECHWORKS INTERNATIONAL, INC ................        1,800
        130      * SPSS, INC .....................................        2,308
        100      * STANDARD MICROSYSTEMS CORP ....................        1,552
        200      * STARBASE CORP .................................          136
        129      * STARMEDIA NETWORK, INC ........................           49
        851      * STORAGE TECHNOLOGY CORP .......................       17,590
        389      * STORAGENETWORKS, INC ..........................        2,404
        456      * STRATOS LIGHTWAVE, INC ........................        2,804
     27,337      * SUN MICROSYSTEMS, INC .........................      336,245
      2,263      * SUNGARD DATA SYSTEMS, INC .....................       65,469
        100      * SUPERTEX, INC .................................        1,751
        200      * SUPPORT.COM, INC ..............................        1,254
        100      * SUREBEAM CORP (CLASS A) .......................        1,047
        819      * SYBASE, INC ...................................       12,907
      1,122      * SYCAMORE NETWORKS, INC ........................        6,014
        184      * SYKES ENTERPRISES, INC ........................        1,719
        605      * SYMANTEC CORP .................................       40,130
      1,873        SYMBOL TECHNOLOGIES, INC ......................       29,743
        250      * SYMMETRICOM, INC ..............................        1,903
        485      * SYNOPSYS, INC .................................       28,649
        100      * SYNPLICITY, INC ...............................        1,349
         19      * SYNTEL, INC ...................................          246
        321      * SYSTEMS & COMPUTER TECHNOLOGY CORP ............        3,319
        300      * TAKE-TWO INTERACTIVE SOFTWARE, INC ............        4,851
        396      * TECH DATA CORP ................................       17,139
        302        TECHNITROL, INC ...............................        8,341
        404      * TEKELEC .......................................        7,316
        734      * TEKTRONIX, INC ................................       18,923
      3,467      * TELLABS, INC ..................................       51,866
        100      * TELLIUM, INC ..................................          623

   SHARES                                                              VALUE
   ------                                                              -----
      1,461      * TERADYNE, INC ................................. $     44,035
        514      * TERAYON COMMUNICATION SYSTEMS, INC ............        4,251
     14,575        TEXAS INSTRUMENTS, INC ........................      408,100
        100      * THERMA-WAVE, INC ..............................        1,492
      1,509      * THERMO ELECTRON CORP ..........................       36,005
        200      * THREE-FIVE SYSTEMS, INC .......................        3,182
        526      * TIBCO SOFTWARE, INC ...........................        7,853
        539      * TITAN CORP ....................................       13,448
        100      * TIVO, INC .....................................          655
        100      * TOLLGRADE COMMUNICATIONS, INC .................        3,335
        342        TOTAL SYSTEM SERVICES, INC ....................        7,244
        323      * TRANSACTION SYSTEMS ARCHITECTS, INC (CLASS A) .        3,960
        615      * TRANSMETA CORP ................................        1,408
        790      * TRANSWITCH CORP ...............................        3,555
        180      * TRIMBLE NAVIGATION LTD ........................        2,918
      1,042      * TRIQUINT SEMICONDUCTOR, INC ...................       12,775
        200      * TRIZETTO GROUP, INC ...........................        2,624
        100      * TTM TECHNOLOGIES, INC .........................        1,012
        200      * TURNSTONE SYSTEMS, INC ........................          794
        470      * UCAR INTERNATIONAL, INC .......................        5,029
        100      * ULTICOM, INC ..................................        1,006
        100      * ULTIMATE ELECTRONICS, INC .....................        3,000
        181      * ULTRATECH STEPPER, INC ........................        2,990
      2,667      * UNISYS CORP ...................................       33,444
        100        UNITED INDUSTRIAL CORP ........................        1,675
        400      * UNIVERSAL ACCESS GLOBAL HOLDINGS, INC .........        1,876
        100      * UNIVERSAL DISPLAY CORP ........................          910
         82      * USINTERNETWORKING, INC ........................           16
        336      * UTSTARCOM, INC ................................        9,576
        317      * VARIAN SEMICONDUCTOR EQUIPMENT
                     ASSOCIATES, INC .............................       10,965
        200      * VEECO INSTRUMENTS, INC ........................        7,210
      1,956      * VERISIGN, INC .................................       74,406
      3,351      * VERITAS SOFTWARE CORP .........................      150,223
        217      * VERITY, INC ...................................        4,394
        368      * VERTICALNET, INC ..............................          515
        234      * VIALTA, INC (CLASS A) .........................          290
        200      * VIASYSTEMS GROUP, INC .........................          126
        170      * VICOR CORP ....................................        2,754
        300      * VIEWPOINT CORP ................................        2,043
      2,073      * VIGNETTE CORP .................................       11,132
        100      * VIRAGE LOGIC CORP .............................        1,923
      1,176      * VISHAY INTERTECHNOLOGY, INC ...................       22,932
         93      * VISUAL NETWORKS, INC ..........................          430
      1,593      * VITESSE SEMICONDUCTOR CORP ....................       19,801
        600      * VITRIA TECHNOLOGY, INC ........................        3,834
        131      * VOLT INFORMATION SCIENCES, INC ................        2,240
        347        WALLACE COMPUTER SERVICES, INC ................        6,590
        200      * WATCHGUARD TECHNOLOGIES, INC ..................        1,302
        252      * WAVE SYSTEMS CORP (CLASS A) ...................          564
        213      * WEBEX COMMUNICATIONS, INC .....................        5,293
        152      * WEBMETHODS, INC ...............................        2,548
        100      * WEBSENSE, INC .................................        3,207
        115      * WESCO INTERNATIONAL, INC ......................          569
      1,586      * WESTERN DIGITAL CORP ..........................        9,944
        300      * WESTERN MULTIPLEX CORP (CLASS A) ..............        1,620
        100      * WILSON GREATBATCH TECHNOLOGIES, INC ...........        3,610
        498      * WIND RIVER SYSTEMS, INC .......................        8,919
        200      * WIRELESS FACILITIES, INC ......................        1,346
        100      * WITNESS SYSTEMS, INC ..........................        1,332
        100        WOODHEAD INDUSTRIES, INC ......................        1,588
        200      * XICOR, INC ....................................        2,220
      2,688      * XILINX, INC ...................................      104,966
        300      * XYBERNAUT CORP ................................          714
      2,804      * YAHOO!, INC ...................................       49,743
        192      * ZEBRA TECHNOLOGIES CORP (CLASS A) .............       10,658


                        SEE NOTES TO FINANCIAL STATEMENTS

                                  2001 ANNUAL REPORT  TIAA-CREF Mutual Funds  61

        Statement of Investments - Equity Index Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 TECHNOLOGY--(CONTINUED)
         58      * ZIXIT CORP .................................... $        293
        100      * ZORAN CORP ....................................        3,264
        100      * ZYGO CORP .....................................        1,590
                                                                   ------------
                   TOTAL TECHNOLOGY                                  18,232,525
                                                                   ------------
 TRANSPORTATION--1.02%
        383        AIRBORNE, INC .................................        5,680
        512      * AIRTRAN HOLDINGS, INC .........................        3,379
        193      * ALASKA AIR GROUP, INC .........................        5,616
        224      * AMERICA WEST HOLDINGS CORP (CLASS B) ..........          784
      1,258      * AMR CORP ......................................       27,890
         13      * AMTRAN, INC ...................................          194
        200      * ARKANSAS BEST CORP ............................        5,764
        286      * ATLANTIC COAST AIRLINES HOLDINGS, INC .........        6,661
        110      * ATLAS AIR WORLDWIDE HOLDINGS, INC .............        1,612
        177      * BE AEROSPACE, INC .............................        1,623
      3,321        BURLINGTON NORTHERN SANTA FE CORP .............       94,748
        471        C.H. ROBINSON WORLDWIDE, INC ..................       13,619
        372        CNF, INC ......................................       12,481
         75      * CONSOLIDATED FREIGHTWAYS CORP .................          382
        463      * CONTINENTAL AIRLINES, INC (CLASS B) ...........       12,135
        129      * COVENANT TRANSPORT, INC (CLASS A) .............        2,059
      1,720        CSX CORP ......................................       60,286
      1,000        DELTA AIR LINES, INC ..........................       29,260
        305      * EGL, INC ......................................        4,255
        415        EXPEDITORS INTERNATIONAL OF WASHINGTON, INC ...       23,634
      2,459      * FEDEX CORP ....................................      127,570
        157        FLORIDA EAST COAST INDUSTRIES, INC (CLASS A) ..        3,635
         54      * FORWARD AIR CORP ..............................        1,832
        199      * FRONTIER AIRLINES, INC ........................        3,383
         81      * HEARTLAND EXPRESS, INC ........................        2,249
         80      * HUNT (J.B.) TRANSPORT SERVICES, INC ...........        1,856
        458      * KANSAS CITY SOUTHERN INDUSTRIES, INC ..........        6,472
        205      * KNIGHT TRANSPORTATION, INC ....................        3,850
         36      * LANDSTAR SYSTEM, INC ..........................        2,610
        214      * MESA AIR GROUP, INC ...........................        1,609
         46      * MESABA HOLDINGS, INC ..........................          328
         53      * MIDWEST EXPRESS HOLDINGS, INC .................          774
      3,133        NORFOLK SOUTHERN CORP .........................       57,428
        383      * NORTHWEST AIRLINES CORP .......................        6,013
        195        OVERSEAS SHIPHOLDING GROUP, INC ...............        4,388
        200      * RAILAMERICA, INC ..............................        2,892
        148        ROADWAY CORP ..................................        5,432
        383        RYDER SYSTEM, INC .............................        8,483
      1,090      * SABRE HOLDINGS CORP ...........................       46,162
        209        SHURGARD STORAGE CENTERS, INC (CLASS A) .......        6,688
        358        SKYWEST, INC ..................................        9,111
      6,498        SOUTHWEST AIRLINES CO .........................      120,083
        568      * SWIFT TRANSPORTATION CO, INC ..................       12,218
        556      * U.S. AIRWAYS GROUP, INC .......................        3,525
        508      * UAL CORP ......................................        6,858
      2,104        UNION PACIFIC CORP ............................      119,928
      1,931        UNITED PARCEL SERVICE, INC (CLASS B) ..........      105,240
        200        USFREIGHTWAYS CORP ............................        6,280
        216        WERNER ENTERPRISES, INC .......................        5,249
        194      * YELLOW CORP ...................................        4,869
                                                                   ------------
                   TOTAL TRANSPORTATION                                 999,077
                                                                   ------------
 UTILITIES--8.43%
     29,810        A T & T CORP ..................................      540,753
        300      * A T & T LATIN AMERICA CORP (CLASS A) ..........          354
     17,906      * A T & T WIRELESS SERVICES, INC ................      257,309
        356      * ADELPHIA BUSINESS SOLUTIONS, INC ..............          207
      3,549      * AES CORP ......................................       58,026
        514        AGL RESOURCES, INC ............................       11,832
         78      * AIRGATE PCS, INC ..............................        3,553

   SHARES                                                              VALUE
   ------                                                              -----
        555      * ALAMOSA HOLDINGS, INC ......................... $      6,621
        100      * ALASKA COMMUNICATIONS SYSTEMS GROUP, INC ......          797
      1,132        ALLEGHENY ENERGY, INC .........................       41,001
        747      * ALLEGIANCE TELECOM, INC .......................        6,193
        204      * ALLEN TELECOM, INC ............................        1,734
        677        ALLETE, INC ...................................       17,060
        695        ALLIANT ENERGY CORP ...........................       21,100
      2,591        ALLTEL CORP ...................................      159,942
      1,217        AMEREN CORP ...................................       51,479
      2,849        AMERICAN ELECTRIC POWER CO, INC ...............      124,017
      1,425      * AMERICAN TOWER CORP (CLASS A) .................       13,495
        117      * AQUILA, INC ...................................        2,001
        317        ATMOS ENERGY CORP .............................        6,736
        338        AVISTA CORP ...................................        4,482
     15,943        BELLSOUTH CORP ................................      608,225
        175        BLACK HILLS CORP ..............................        5,922
      1,819      * BROADWING, INC ................................       17,281
      2,609      * CALPINE CORP ..................................       43,805
        142        CASCADE NATURAL GAS CORP ......................        3,131
        100      * CENTENNIAL COMMUNICATIONS CORP ................        1,024
        100        CENTRAL VERMONT PUBLIC SERVICE CORP ...........        1,670
      1,225        CENTURYTEL, INC ...............................       40,180
        163        CH ENERGY GROUP, INC ..........................        7,086
        100      * CHILES OFFSHORE, INC ..........................        1,989
      1,264        CINERGY CORP ..................................       42,256
      2,281      * CITIZENS COMMUNICATIONS CO ....................       24,315
        370        CLECO CORP ....................................        8,129
      1,090        CMS ENERGY CORP ...............................       26,193
        139      * COMMONWEALTH TELEPHONE ENTERPRISES, INC .......        6,325
        710        CONECTIV ......................................       17,388
        100        CONNECTICUT WATER SERVICE, INC ................        2,957
      1,832        CONSOLIDATED EDISON, INC ......................       73,940
      1,363        CONSTELLATION ENERGY GROUP, INC ...............       36,188
      1,557      * CROWN CASTLE INTERNATIONAL CORP ...............       16,629
         70        CT COMMUNICATIONS, INC ........................        1,156
        200      * DOBSON COMMUNICATIONS CORP (CLASS A) ..........        1,708
      2,229        DOMINION RESOURCES, INC .......................      133,963
      1,097        DPL, INC ......................................       26,416
        478        DQE, INC ......................................        9,049
      1,304        DTE ENERGY CO .................................       54,690
      6,453        DUKE ENERGY CORP ..............................      253,345
      1,998        DYNEGY, INC (CLASS A) .........................       50,949
      2,707      * EDISON INTERNATIONAL ..........................       40,876
      4,296        EL PASO CORP ..................................      191,645
        424      * EL PASO ELECTRIC CO ...........................        6,148
         65        EMPIRE DISTRICT ELECTRIC CO ...................        1,365
        184        ENERGEN CORP ..................................        4,536
        994        ENERGY EAST CORP ..............................       18,876
      5,998      b ENRON CORP ....................................        3,599
      1,588        ENTERGY CORP ..................................       62,107
        548        EQUITABLE RESOURCES, INC ......................       18,670
      2,716        EXELON CORP ...................................      130,042
      2,478        FIRSTENERGY CORP ..............................       86,680
        100      * FOCAL COMMUNICATIONS CORP .....................           61
         15      * FOCAL COMMUNICATIONS CORP WTS 12/14/07 ........            0
      1,475        FPL GROUP, INC ................................       83,190
        242      * GENERAL COMMUNICATION, INC (CLASS A) ..........        2,064
        100      * GOLDEN TELECOM, INC ...........................        1,167
        533        GREAT PLAINS ENERGY, INC ......................       13,432
        321        HAWAIIAN ELECTRIC INDUSTRIES, INC .............       12,930
        100        HICKORY TECH CORP .............................        1,695
        342        IDACORP, INC ..................................       13,885
        375      * IDT CORP ......................................        7,316
         75      * IDT CORP (CLASS B) ............................        1,246
        100      * IMPSAT FIBER NETWORKS, INC ....................           18


                       SEE NOTES TO FINANCIAL STATEMENTS

62  TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

        Statement of Investments - Equity Index Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 UTILITIES--(CONTINUED)
        282      * ITC DELTACOM, INC ............................. $        245
      1,204        KEYSPAN CORP ..................................       41,719
        656        KINDER MORGAN, INC ............................       36,533
        239      * L-3 COMMUNICATIONS HOLDINGS, INC ..............       21,510
        171        LACLEDE GROUP, INC ............................        4,087
        276      * LEAP WIRELESS INTERNATIONAL, INC ..............        5,788
      2,508      * LEVEL 3 COMMUNICATIONS, INC ...................       12,540
         61        MADISON GAS & ELECTRIC CO .....................        1,613
      3,516      * MCLEODUSA, INC (CLASS A) ......................        1,301
        615        MDU RESOURCES GROUP, INC ......................       17,312
      4,212      * METROMEDIA FIBER NETWORK, INC (CLASS A) .......        1,853
      2,880      * MIRANT CORP ...................................       46,138
        915      * MONTANA POWER CO ..............................        5,261
        100      * NATCO GROUP, INC (CLASS A) ....................          700
        692        NATIONAL FUEL GAS CO ..........................       17,092
         19      * NEON COMMUNICATIONS, INC ......................           51
        167        NEW JERSEY RESOURCES CORP .....................        7,816
        296      * NEWPOWER HOLDINGS, INC ........................          219
      4,526      * NEXTEL COMMUNICATIONS, INC (CLASS A) ..........       49,605
        400      * NEXTEL PARTNERS, INC (CLASS A) ................        4,800
      1,305      * NIAGARA MOHAWK HOLDINGS, INC ..................       23,138
        377        NICOR, INC ....................................       15,698
      1,636        NISOURCE, INC .................................       37,726
        189      * NISOURCE, INC (SAILS) .........................          438
         56        NORTH PITTSBURGH SYSTEMS, INC .................        1,036
      1,195        NORTHEAST UTILITIES ...........................       21,068
        194        NORTHWEST NATURAL GAS CO ......................        4,947
        187        NORTHWESTERN CORP .............................        3,936
        422      * NRG ENERGY, INC ...............................        6,541
        457        NSTAR .........................................       20,496
        149      * NTELOS, INC ...................................        2,308
      1,151      * NTL, INC ......................................        1,082
        148        NUI CORP ......................................        3,508
        693        OGE ENERGY CORP ...............................       15,994
        100      * OIL STATES INTERNATIONAL, INC .................          910
        438        ONEOK, INC ....................................        7,814
        287      * ORION POWER HOLDINGS ..........................        7,491
        190        OTTER TAIL CORP ...............................        5,537
      3,346      * P G & E CORP ..................................       64,377
        334        PEOPLES ENERGY CORP ...........................       12,669
        200      * PETROQUEST ENERGY, INC ........................        1,064
        317        PIEDMONT NATURAL GAS CO, INC ..................       11,349
        205      * PINNACLE HOLDINGS, INC ........................           70
        719        PINNACLE WEST CAPITAL CORP ....................       30,090
        336        PNM RESOURCES, INC ............................        9,391
        780        POTOMAC ELECTRIC POWER CO .....................       17,605
      1,141        PPL CORP ......................................       39,764
        363      * PRICE COMMUNICATIONS CORP .....................        6,930
      1,769        PROGRESS ENERGY, INC ..........................       79,658
        445      * PROGRESS ENERGY, INC (CVO) ....................          200
      1,696        PUBLIC SERVICE ENTERPRISE GROUP, INC ..........       71,554
        718        PUGET ENERGY, INC .............................       15,717
        610        QUESTAR CORP ..................................       15,281
        100      * QUICKSILVER RESOURCES, INC ....................        1,905
     11,427        QWEST COMMUNICATIONS INTERNATIONAL, INC .......      161,464
        255      * RCN CORP ......................................          747
      2,220        RELIANT ENERGY, INC ...........................       58,874
        446      * RELIANT RESOURCES, INC ........................        7,363
        337        RGS ENERGY GROUP, INC .........................       12,671
        100      * RURAL CELLULAR CORP (CLASS A) .................        2,225
        300      * SBA COMMUNICATIONS CORP .......................        3,906
     28,404        SBC COMMUNICATIONS, INC .......................    1,112,585
        858        SCANA CORP ....................................       23,878
        167        SEMCO ENERGY, INC .............................        1,795

   SHARES/
  PRINCIPAL                                                            VALUE
  ---------                                                            -----
      1,605        SEMPRA ENERGY ................................. $     39,403
        895        SIERRA PACIFIC RESOURCES ......................       13,470
        130        SOUTH JERSEY INDUSTRIES, INC ..................        4,238
      5,945        SOUTHERN CO ...................................      150,706
        253      * SOUTHERN UNION CO .............................        4,772
        216        SOUTHWEST GAS CORP ............................        4,828
        194      * SOUTHWESTERN ENERGY CO ........................        2,018
        400      * SPECTRASITE HOLDINGS, INC .....................        1,436
      6,582        SPRINT CORP (FON GROUP) .......................      132,162
      5,517      * SPRINT CORP (PCS GROUP) .......................      134,670
      1,187        TECO ENERGY, INC ..............................       31,147
        490      * TELECORP PCS, INC (CLASS A) ...................        6,110
        441        TELEPHONE & DATA SYSTEMS, INC .................       39,580
        471      * TIME WARNER TELECOM, INC (CLASS A) ............        8,332
        270      * TRITON PCS HOLDINGS, INC (CLASS A) ............        7,925
      2,214        TXU CORP ......................................      104,390
        103      * U.S. CELLULAR CORP ............................        4,661
        302      * U.S. UNWIRED, INC (CLASS A) ...................        3,074
        489      * UBIQUITEL, INC ................................        3,643
        220        UGI CORP ......................................        6,644
        154        UIL HOLDINGS CORP .............................        7,900
        322        UNISOURCE ENERGY CORP .........................        5,857
      1,150        UTILICORP UNITED, INC .........................       28,946
          4      * VAST SOLUTIONS, INC (CLASS B1) ................            0
          4      * VAST SOLUTIONS, INC (CLASS B2) ................            0
          4      * VAST SOLUTIONS, INC (CLASS B3) ................            0
        630        VECTREN CORP ..................................       15,107
     22,866        VERIZON COMMUNICATIONS, INC ...................    1,085,262
        135      * WEST CORP .....................................        3,367
        257        WESTERN GAS RESOURCES, INC ....................        8,306
        556        WESTERN RESOURCES, INC ........................        9,563
        502      * WESTERN WIRELESS CORP (CLASS A) ...............       14,182
        375        WGL HOLDINGS, INC .............................       10,901
      3,697      * WILLIAMS COMMUNICATIONS GROUP, INC ............        8,688
      3,974        WILLIAMS COS, INC .............................      101,416
        788        WISCONSIN ENERGY CORP .........................       17,777
        983        WORLDCOM, INC (MCI GROUP) .....................       12,484
     24,943      * WORLDCOM, INC (WORLDCOM GROUP) ................      351,197
        201        WPS RESOURCES CORP ............................        7,347
      2,912        XCEL ENERGY, INC ..............................       80,779
      1,707      * XO COMMUNICATIONS, INC (CLASS A) ..............          164
                                                                   ------------
                   TOTAL UTILITIES                                    8,237,584
                                                                   ------------

                   TOTAL COMMON STOCK
                    (COST $109,751,594)                              96,019,142
                                                                   ------------
SHORT TERM INVESTMENT--0.99%
 U.S. GOVERNMENT AND AGENCY--0.99%
                 FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
$   970,000        1.510%, 01/02/02 ..............................      969,959
                                                                   ------------

                 TOTAL SHORT TERM INVESTMENT
                  (COST $969,959)                                       969,959
                                                                   ------------

                 TOTAL PORTFOLIO--99.29%
                  (COST $110,721,553)                                96,989,101

                 OTHER ASSETS & LIABILITIES, NET--0.71%                 696,970
                                                                   ------------

                 NET ASSETS--100.00%                                $97,686,071
                                                                   ============

----------
*  Non-income producing
b  In bankruptcy

At December 31, 2001, the aggregate cost of portfolio investments for federal income tax purposes was $111,732,029. Net unrealized depreciation of portfolio investments aggregated $14,742,928, of which $9,049,886 related to appreciated portfolio investments and $23,792,814 related to depreciated portfolio investments.


                        SEE NOTES TO FINANCIAL STATEMENTS

                                  2001 ANNUAL REPORT  TIAA-CREF Mutual Funds  63

    Statement of Investments - Social Choice Equity Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
COMMON STOCK--98.54%
 BASIC INDUSTRIES--2.54%
      4,213        AIR PRODUCTS & CHEMICALS, INC ................. $    197,632
      3,223        AVERY DENNISON CORP ...........................      182,196
      3,362      * BIRMINGHAM STEEL CORP .........................        1,076
      1,225        CABOT CORP ....................................       43,733
     17,864      * CROWN CORK & SEAL CO, INC .....................       45,375
      2,600        ECOLAB, INC ...................................      104,650
      3,000        ENGELHARD CORP ................................       83,040
        205      * FLEETWOOD ENTERPRISES, INC ....................        2,323
        868        H.B. FULLER CO ................................       24,972
      5,728        MASCO CORP ....................................      140,336
        214        NCH CORP ......................................       11,160
      1,955        POLYONE CORP ..................................       19,159
      4,804        PPG INDUSTRIES, INC ...........................      248,463
        200        PULTE HOMES, INC ..............................        8,934
        746        SCHULMAN (A.), INC ............................       10,183
      1,906        SIGMA-ALDRICH CORP ............................       75,115
      3,471        SONOCO PRODUCTS CO ............................       92,259
      1,400        STANLEY WORKS .................................       65,198
      8,516        STORA ENSO OYJ (SPON ADR) .....................      104,406
      1,900        VULCAN MATERIALS CO ...........................       91,086
         14        WD-40 CO ......................................          373
      8,600        WORTHINGTON INDUSTRIES, INC ...................      122,120
                                                                   ------------
                   TOTAL BASIC INDUSTRIES                             1,673,789
                                                                   ------------
 CONSUMER CYCLICAL--10.68%
     29,077      * AOL TIME WARNER, INC ..........................      933,372
         67        BANDAG, INC ...................................        2,329
      4,276      * CLEAR CHANNEL COMMUNICATIONS, INC .............      217,691
      6,600      * COMCAST CORP (CLASS A) SPECIAL ................      237,600
      1,251      * COX COMMUNICATIONS, INC (CLASS A) .............       52,429
      1,362        DARDEN RESTAURANTS, INC .......................       48,215
     11,300        DELPHI AUTOMOTIVE SYSTEMS CORP ................      154,358
      1,119        DOW JONES & CO, INC ...........................       61,243
      1,028     b* FEDERAL-MOGUL CORP ............................          812
      3,096        GANNETT CO, INC ...............................      208,144
      5,391        GAP, INC ......................................       75,151
      4,230        GENUINE PARTS CO ..............................      155,241
        843        GRACO, INC ....................................       32,919
      3,300        HARLEY-DAVIDSON, INC ..........................      179,223
        100        HARMAN INTERNATIONAL INDUSTRIES, INC ..........        4,510
      4,100        INTERPUBLIC GROUP OF COS, INC .................      121,114
        875        J.C. PENNEY CO, INC ...........................       23,538
      1,700        JOHNSON CONTROLS, INC .........................      137,275
        399        KNIGHT RIDDER, INC ............................       25,907
      1,100      * KOHL'S CORP ...................................       77,484
      2,830      * LIBERTY MEDIA CORP (CLASS A) ..................       39,620
      1,800        LIMITED, INC ..................................       26,496
      2,700        MARRIOTT INTERNATIONAL, INC (CLASS A) .........      109,755
        419        MAY DEPARTMENT STORES CO ......................       15,495
     15,151        MCDONALD'S CORP ...............................      401,045
      2,499        MCGRAW-HILL COS, INC ..........................      152,389
        992        MODINE MANUFACTURING CO .......................       23,143
      1,025        NEW YORK TIMES CO (CLASS A) ...................       44,331
      2,420        NIKE, INC (CLASS B) ...........................      136,101
      2,105        OMNICOM GROUP, INC ............................      188,082
      1,259        SEARS ROEBUCK & CO ............................       59,979
      2,400      * STARBUCKS CORP ................................       45,720
      4,654        TARGET CORP ...................................      191,047
      1,827        TRIBUNE CO ....................................       68,385
        858        VF CORP .......................................       33,471
     14,269      * VIACOM, INC (CLASS B) .........................      629,976
      2,900        VISTEON CORP ..................................       43,616
     29,336        WAL-MART STORES, INC ..........................    1,688,287
     17,729        WALT DISNEY CO ................................      367,345

   SHARES                                                              VALUE
   ------                                                              -----
        160        WHIRLPOOL CORP ................................ $     11,733
                                                                   ------------
                   TOTAL CONSUMER CYCLICAL                            7,024,571
                                                                   ------------
 CONSUMER NON-CYCLICAL--10.36%
      3,094        ALBERTSON'S, INC ..............................       97,430
      1,825        AVON PRODUCTS, INC ............................       84,863
      1,200      * BEST BUY CO, INC ..............................       89,376
      3,903        CAMPBELL SOUP CO ..............................      116,583
      2,323        CLOROX CO .....................................       91,875
     20,639        COCA-COLA CO ..................................      973,129
      2,362        COCA-COLA ENTERPRISES, INC ....................       44,736
      5,403        COLGATE-PALMOLIVE CO ..........................      312,023
      1,493      * COSTCO WHOLESALE CORP .........................       66,259
      2,657        CVS CORP ......................................       78,647
      2,234        GENERAL MILLS, INC ............................      116,190
      9,914        GILLETTE CO ...................................      331,128
      2,387        HASBRO, INC ...................................       38,741
      4,208        HEINZ (H.J.) CO ...............................      173,033
      1,182        HERSHEY FOODS CORP ............................       80,021
     16,784        HOME DEPOT, INC ...............................      856,152
        223        INTERNATIONAL FLAVORS & FRAGRANCES, INC .......        6,625
      3,264        KELLOGG CO ....................................       98,246
      5,539      * KROGER CO .....................................      115,599
      5,142        LOWE'S COS ....................................      238,640
      5,142        MATTEL, INC ...................................       88,442
      2,867        NEWELL RUBBERMAID, INC ........................       79,043
        900        PEPSI BOTTLING GROUP, INC .....................       21,150
     15,374        PEPSICO, INC ..................................      748,561
     11,785        PROCTER & GAMBLE CO ...........................      932,547
      1,067        RADIOSHACK CORP ...............................       32,117
      4,108      * SAFEWAY, INC ..................................      171,509
        622      * TOYS "R" US, INC ..............................       12,900
      6,384        UNILEVER NV (NEW YORK SHS) ....................      367,782
      7,615        WALGREEN CO ...................................      256,321
      1,880        WRIGLEY (WM.) JR CO ...........................       96,576
                                                                   ------------
                   TOTAL CONSUMER NON-CYCLICAL                        6,816,244
                                                                   ------------
 ENERGY--4.28%
      5,961        ANADARKO PETROLEUM CORP .......................      338,881
      5,879        APACHE CORP ...................................      293,245
      7,700        BAKER HUGHES, INC .............................      280,819
      1,762      * BJ SERVICES CO ................................       57,177
      7,392        BURLINGTON RESOURCES, INC .....................      277,496
      4,469        DEVON ENERGY CORP .............................      172,727
      5,600        EOG RESOURCES, INC ............................      219,016
      4,590      * GRANT PRIDECO, INC ............................       52,785
      7,700        HALLIBURTON CO ................................      100,870
      1,104        HELMERICH & PAYNE, INC ........................       36,852
      2,601        MITCHELL ENERGY & DEVELOPMENT CORP (CLASS A) ..      138,633
      3,053        MURPHY OIL CORP ...............................      256,574
      2,641      * NABORS INDUSTRIES, INC ........................       90,666
      3,785        NOBLE AFFILIATES, INC .........................      133,573
      2,312      * NOBLE DRILLING CORP ...........................       78,700
      1,564      * PARKER DRILLING CO ............................        5,771
      1,459      * ROWAN COS, INC ................................       28,261
        572      * SMITH INTERNATIONAL, INC ......................       30,671
      5,407        TRANSOCEAN SEDCO FOREX, INC ...................      182,865
        990      * WEATHERFORD INTERNATIONAL, INC ................       36,887
                                                                   ------------
                   TOTAL ENERGY                                       2,812,469
                                                                   ------------
 FINANCIAL SERVICES--21.08%
      2,323        AEGON NV (ARS) ................................       62,187
      4,000        AFLAC, INC ....................................       98,240
      5,851        ALLSTATE CORP .................................      197,179
     12,153        AMERICAN EXPRESS CO ...........................      433,741
     20,723        AMERICAN INTERNATIONAL GROUP, INC .............    1,645,406
      2,800        AON CORP ......................................       99,456

                       SEE NOTES TO FINANCIAL STATEMENTS

64  TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

    Statement of Investments - Social Choice Equity Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 FINANCIAL SERVICES--(CONTINUED)
     13,781        BANK OF AMERICA CORP .......................... $    867,514
      6,260        BANK OF NEW YORK CO, INC ......................      255,408
      9,184        BANK ONE CORP .................................      358,635
      2,600        BB&T CORP .....................................       93,886
      1,800        CAPITAL ONE FINANCIAL CORP ....................       97,110
      9,205        CHARLES SCHWAB CORP ...........................      142,401
      1,159        CHUBB CORP ....................................       79,971
     37,587        CITIGROUP, INC ................................    1,897,392
      1,089      * CONSECO, INC ..................................        4,857
        300        COUNTRYWIDE CREDIT INDUSTRIES, INC ............       12,291
      1,217        CRESCENT REAL ESTATE EQUITIES CO ..............       22,040
      4,130        EQUITY OFFICE PROPERTIES TRUST ................      124,230
      8,926        FANNIE MAE ....................................      709,617
      4,314        FIFTH THIRD BANCORP ...........................      264,578
      9,585        FLEETBOSTON FINANCIAL CORP ....................      349,853
      5,975        FREDDIE MAC ...................................      390,765
         50      * GARTNER, INC (CLASS A) ........................          585
        342        GOLDMAN SACHS GROUP, INC ......................       31,721
      1,400        HARTFORD FINANCIAL SERVICES GROUP, INC ........       87,962
      5,288        HOUSEHOLD INTERNATIONAL, INC ..................      306,387
        600        JEFFERSON-PILOT CORP ..........................       27,762
      2,500        JOHN HANCOCK FINANCIAL SERVICES, INC ..........      103,250
     16,601        JP MORGAN CHASE & CO ..........................      603,446
      2,636        KEYCORP .......................................       64,160
      1,200        LEHMAN BROTHERS HOLDINGS, INC .................       80,160
      1,650        LEUCADIA NATIONAL CORP ........................       47,636
      1,200        LINCOLN NATIONAL CORP .........................       58,284
      3,449        MARSH & MCLENNAN COS, INC .....................      370,595
      8,681        MBNA CORP .....................................      305,571
      3,677        MELLON FINANCIAL CORP .........................      138,329
      6,264        MERRILL LYNCH & CO, INC .......................      326,480
      6,700        METLIFE, INC ..................................      212,256
      8,377        MORGAN STANLEY DEAN WITTER & CO ...............      468,609
      4,360        NATIONAL CITY CORP ............................      127,486
      1,400        NORTHERN TRUST CORP ...........................       84,308
      2,649        PNC FINANCIAL SERVICES GROUP, INC .............      148,874
      5,948      * PROVIDIAN FINANCIAL CORP ......................       21,115
        397        ROUSE CO ......................................       11,628
      2,092        SIMON PROPERTY GROUP, INC .....................       61,358
        852        ST. PAUL COS, INC .............................       37,462
      1,800        STATE STREET CORP .............................       94,050
      2,158        SUNTRUST BANKS, INC ...........................      135,307
     14,172        U.S. BANCORP ..................................      296,620
      1,773        USA EDUCATION, INC ............................      148,967
     12,300        WACHOVIA CORP .................................      385,728
      7,290        WASHINGTON MUTUAL, INC ........................      238,383
        100        WEINGARTEN REALTY INVESTORS ...................        4,800
     14,601        WELLS FARGO & CO ..............................      634,413
                                                                   ------------
                   TOTAL FINANCIAL SERVICES                          13,870,449
                                                                   ------------
 HEALTH CARE--15.41%
        800        AETNA, INC (NEW) ..............................       26,392
      1,195        ALLERGAN, INC .................................       89,685
        529        AMERISOURCEBERGEN CORP ........................       33,618
      8,300      * AMGEN, INC ....................................      468,452
      1,800        APPLERA CORP (APPLIED BIOSYSTEMS GROUP) .......       70,686
        483        BAUSCH & LOMB, INC ............................       18,190
      6,754        BAXTER INTERNATIONAL, INC .....................      362,217
      3,439        BECTON DICKINSON & CO .........................      114,003
      2,820        BIOMET, INC ...................................       87,138
      3,549      * BOSTON SCIENTIFIC CORP ........................       85,602
     17,055        BRISTOL-MYERS SQUIBB CO .......................      869,805
      4,193        CARDINAL HEALTH, INC ..........................      271,119
      1,491        CIGNA CORP ....................................      138,141
      1,488      * FOREST LABORATORIES, INC ......................      121,942

   SHARES                                                              VALUE
   ------                                                              -----
      1,238      * GENZYME CORP (BIOSURGERY DIVISION) ............ $      6,574
      1,240      * GENZYME CORP (GENERAL DIVISION) ...............       74,226
      2,560      * GUIDANT CORP ..................................      127,488
      6,350        HCA, INC ......................................      244,729
        551        HILLENBRAND INDUSTRIES, INC ...................       30,454
        700      * HUMANA, INC ...................................        8,253
      2,575        IMS HEALTH, INC ...............................       50,238
        540      * IVAX CORP .....................................       10,876
     25,297        JOHNSON & JOHNSON .............................    1,495,053
         62      * LIFEPOINT HOSPITALS, INC ......................        2,110
      9,800        LILLY (ELI) & CO ..............................      769,692
      2,505        MCKESSON CORP .................................       93,687
     10,740        MEDTRONIC, INC ................................      549,995
     18,787        MERCK & CO, INC ...............................    1,104,676
        205        MYLAN LABORATORIES, INC .......................        7,688
     42,752        PFIZER, INC ...................................    1,703,667
     13,562        SCHERING-PLOUGH CORP ..........................      485,655
        683      * ST. JUDE MEDICAL, INC .........................       53,035
      1,100        STRYKER CORP ..................................       64,207
         78      * SYNAVANT, INC .................................          312
      3,414      * TENET HEALTHCARE CORP .........................      200,470
        100      * TRIAD HOSPITALS, INC ..........................        2,935
      3,400        UNITEDHEALTH GROUP, INC .......................      240,618
      1,745      * ZIMMER HOLDINGS, INC ..........................       53,292
                                                                   ------------
                   TOTAL HEALTH CARE                                 10,136,920
                                                                   ------------
 OTHER--0.65%
          2      * BERKSHIRE HATHAWAY, INC (CLASS A) .............      151,200
        608      * DUN & BRADSTREET CORP .........................       21,462
      1,100        FIRST INDUSTRIAL REALTY TRUST, INC ............       34,210
      1,517        MOODY'S CORP ..................................       60,468
        700      * ROBERT HALF INTERNATIONAL, INC ................       18,690
      5,394        SYSCO CORP ....................................      141,431
                                                                   ------------
                   TOTAL OTHER                                          427,461
                                                                   ------------
 PRODUCER DURABLES--3.61%
      1,000        AMERICAN WATER WORKS CO, INC ..................       41,750
        961        BALDOR ELECTRIC CO ............................       20,085
      2,700        COOPER INDUSTRIES, INC ........................       94,284
      1,234        CUMMINS, INC ..................................       47,558
      3,267        DEERE & CO ....................................      142,637
      8,178        EMERSON ELECTRIC CO ...........................      466,963
      2,524        GRAINGER (W.W.), INC ..........................      121,152
      5,901        ILLINOIS TOOL WORKS, INC ......................      399,616
        259      * IMAGISTICS INTERNATIONAL, INC .................        3,199
      3,544        INGERSOLL-RAND CO .............................      148,175
      5,483        MINNESOTA MINING & MANUFACTURING CO ...........      648,145
        976        NORDSON CORP ..................................       25,776
      3,247        PITNEY BOWES, INC .............................      122,120
      1,538      * THOMAS & BETTS CORP ...........................       32,529
      6,173        XEROX CORP ....................................       64,323
                                                                   ------------
                   TOTAL PRODUCER DURABLES                            2,378,312
                                                                   ------------
 TECHNOLOGY--19.13%
        249      * 3COM CORP .....................................        1,589
      4,400      * ADC TELECOMMUNICATIONS, INC ...................       20,240
      1,200        ADOBE SYSTEMS, INC ............................       37,260
      2,106      * ADVANCED MICRO DEVICES, INC ...................       33,401
      3,523      * AGILENT TECHNOLOGIES, INC .....................      100,441
      2,800      * ALTERA CORP ...................................       59,416
      2,000      * AMERICAN POWER CONVERSION CORP ................       28,920
      2,600      * ANALOG DEVICES, INC ...........................      115,414
      2,394      * APPLE COMPUTER, INC ...........................       52,429
      6,034      * APPLIED MATERIALS, INC ........................      241,963
      6,983        AUTOMATIC DATA PROCESSING, INC ................      411,299
      1,228      * AVAYA, INC ....................................       14,920
        296        AVNET, INC ....................................        7,539


                        SEE NOTES TO FINANCIAL STATEMENTS

                                  2001 ANNUAL REPORT  TIAA-CREF Mutual Funds  65

    Statement of Investments - Social Choice Equity Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
 TECHNOLOGY--(CONTINUED)
      1,900      * BROADCOM CORP (CLASS A) ....................... $     77,653
     49,500      * CISCO SYSTEMS, INC ............................      896,445
     15,466        COMPAQ COMPUTER CORP ..........................      150,948
      3,499        COMPUTER ASSOCIATES INTERNATIONAL, INC ........      120,681
      1,400      * COMVERSE TECHNOLOGY, INC ......................       31,318
      2,600      * CONCORD EFS, INC ..............................       85,228
     10,627      * CORNING, INC ..................................       94,793
     17,600      * DELL COMPUTER CORP ............................      478,368
        142        DELUXE CORP ...................................        5,904
         43      * EFUNDS CORP ...................................          591
      4,568        ELECTRONIC DATA SYSTEMS CORP ..................      313,136
     16,342      * EMC CORP ......................................      219,636
      3,959        FIRST DATA CORP ...............................      310,584
      2,555      * GATEWAY, INC ..................................       20,542
      1,450      * GLENAYRE TECHNOLOGIES, INC ....................        2,364
     15,366        HEWLETT-PACKARD CO ............................      315,618
     46,500        INTEL CORP ....................................    1,462,425
     12,421        INTERNATIONAL BUSINESS MACHINES CORP ..........    1,502,444
     10,600      * JDS UNIPHASE CORP .............................       92,008
      2,100        LINEAR TECHNOLOGY CORP ........................       81,984
      2,900      * LSI LOGIC CORP ................................       45,762
     26,540      * LUCENT TECHNOLOGIES, INC ......................      166,937
      2,200      * MAXIM INTEGRATED PRODUCTS, INC ................      115,522
        307      * MCDATA CORP (CLASS A) .........................        7,522
        100      * MERCURY INTERACTIVE CORP ......................        3,398
      4,332      * MICRON TECHNOLOGY, INC ........................      134,292
     35,200      * MICROSOFT CORP ................................    2,332,000
      1,938        MOLEX, INC ....................................       59,981
      1,154      * NATIONAL SEMICONDUCTOR CORP ...................       35,532
      2,000      * NETWORK APPLIANCE, INC ........................       43,740
     26,400      * NORTEL NETWORKS CORP (U.S.) ...................      198,000
        200      * NOVELL, INC ...................................          918
     36,300      * ORACLE CORP ...................................      501,300
      5,704      * PALM, INC .....................................       22,132
      4,000        PAYCHEX, INC ..................................      139,400
      5,400      * QUALCOMM, INC .................................      272,700
      2,500      * SIEBEL SYSTEMS, INC ...........................       69,950
      5,588      * SOLECTRON CORP ................................       63,033
     23,800      * SUN MICROSYSTEMS, INC .........................      292,740
      3,380      * TELLABS, INC ..................................       50,565
     13,274        TEXAS INSTRUMENTS, INC ........................      371,672
      2,400      * VERITAS SOFTWARE CORP .........................      107,592
      2,500      * XILINX, INC ...................................       97,625
      3,600      * YAHOO!, INC ...................................       63,864
                                                                   ------------
                   TOTAL TECHNOLOGY                                  12,583,678
                                                                   ------------
 TRANSPORTATION--0.85%
      1,859      * AMR CORP ......................................       41,214
      1,304        DELTA AIR LINES, INC ..........................       38,155
      1,946      * FEDEX CORP ....................................      100,958
      7,485        NORFOLK SOUTHERN CORP .........................      137,200
         68        RYDER SYSTEM, INC .............................        1,506
        676      * SABRE HOLDINGS CORP ...........................       28,629
      7,739        SOUTHWEST AIRLINES CO .........................      143,017
        800      * U.S. AIRWAYS GROUP, INC .......................        5,072
        400      * UAL CORP ......................................        5,400
      1,100        UNITED PARCEL SERVICE, INC (CLASS B) ..........       59,950
                                                                   ------------
                   TOTAL TRANSPORTATION                                  561,101
                                                                   ------------

   SHARES/
  PRINCIPAL                                                            VALUE
  ---------                                                            -----
 UTILITIES--9.95%
     23,042        A T & T CORP .................................. $    417,984
     13,468      * A T & T WIRELESS SERVICES, INC ................      193,535
      2,496        AGL RESOURCES, INC ............................       57,458
      1,851        ALLTEL CORP ...................................      114,262
     14,232        BELLSOUTH CORP ................................      542,951
      4,200      * CALPINE CORP ..................................       70,518
      6,800        DQE, INC ......................................      128,724
     13,703        b ENRON CORP ..................................        8,222
      4,188        EQUITABLE RESOURCES, INC ......................      142,685
      3,400     b* GLOBAL CROSSING LTD ...........................        2,856
      3,857        IDACORP, INC ..................................      156,594
      6,045        KEYSPAN CORP ..................................      209,459
      2,400        KINDER MORGAN, INC ............................      133,656
      4,800        MDU RESOURCES GROUP, INC ......................      135,120
      6,500      * MIRANT CORP ...................................      104,130
      6,500        NATIONAL FUEL GAS CO ..........................      160,550
      2,444      * NEXTEL COMMUNICATIONS, INC (CLASS A) ..........       26,786
      2,766        NICOR, INC ....................................      115,176
      8,474        NISOURCE, INC .................................      195,410
      1,086      * NISOURCE, INC (SAILS) .........................        2,520
     10,687        OGE ENERGY CORP ...............................      246,656
      2,579        PEOPLES ENERGY CORP ...........................       97,821
     11,659        PUGET ENERGY, INC .............................      255,216
     10,295        QWEST COMMUNICATIONS INTERNATIONAL, INC .......      145,468
     23,648        SBC COMMUNICATIONS, INC .......................      926,315
     10,300        SCOTTISH POWER PLC ADR ........................      223,510
        220      * SOUTHERN UNION CO .............................        4,149
      5,315        SPRINT CORP (FON GROUP) .......................      106,725
      4,179      * SPRINT CORP (PCS GROUP) .......................      102,009
     19,776        VERIZON COMMUNICATIONS, INC ...................      938,570
        600      * WILLIAMS COMMUNICATIONS GROUP, INC ............        1,410
     12,625        WILLIAMS COS, INC .............................      322,190
     18,300      * WORLDCOM, INC (WORLDCOM GROUP) ................      257,664
                                                                   ------------
                   TOTAL UTILITIES                                    6,546,299
                                                                   ------------

                   TOTAL COMMON STOCK
                    (COST $72,811,246)                               64,831,293
                                                                   ------------
SHORT TERM INVESTMENT--0.96%
 U.S. GOVERNMENT AND AGENCY--0.96%
                 FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
$   635,000        1.510%, 01/02/02 ..............................      634,973
                                                                   ------------

                 TOTAL SHORT TERM INVESTMENT
                  (COST $634,973)                                       634,973
                                                                   ------------

                 TOTAL PORTFOLIO--99.50%
                  (COST $73,446,219)                                 65,466,266

                 OTHER ASSETS & LIABILITIES, NET--0.50%                 326,531
                                                                   ------------

                 NET ASSETS--100.00%                                $65,792,797
                                                                   ============


----------
*  Non-income producing
b  In bankruptcy

At December 31, 2001, the aggregate cost of portfolio investments for federal income tax purposes was $74,305,882. Net unrealized depreciation of portfolio investments aggregated $8,839,616, of which $4,675,937 related to appreciated portfolio investments and $13,515,553 related to depreciated portfolio investments.


                       SEE NOTES TO FINANCIAL STATEMENTS

66  TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

     Statement of Investments - Managed Allocation Fund - December 31, 2001
--------------------------------------------------------------------------------

   SHARES                                                              VALUE
   ------                                                              -----
TIAA-CREF MUTUAL FUNDS--99.84%
 10,775,090        TIAA-CREF BOND PLUS FUND ...................... $109,690,414
  7,119,779        TIAA-CREF GROWTH & INCOME FUND ................   85,935,748
  9,053,800        TIAA-CREF GROWTH EQUITY FUND ..................   89,179,942
    894,692        TIAA-CREF HIGH-YIELD BOND FUND ................    7,998,558
  3,054,940        TIAA-CREF INTERNATIONAL EQUITY FUND ...........   24,653,363
  1,266,722        TIAA-CREF MONEY MARKET FUND ...................    1,266,722
                                                                   ------------

                   TOTAL TIAA-CREF MUTUAL FUNDS
                    (COST $357,431,867)                             318,724,747
                                                                   ------------

                   TOTAL PORTFOLIO--99.84%
                    (COST $357,431,867)                            $318,724,747

                   OTHER ASSETS & LIABILITIES, NET--0.16%               519,553
                                                                   ------------

                   NET ASSETS--100.00%                             $319,244,300
                                                                   ============

----------
At December 31, 2001, the aggregate cost of portfolio investments for federal income tax purposes was $358,062,211. Net unrealized depreciation of portfolio investments aggregated $39,337,464, of which $2,657,100 related to appreciated portfolio investments and $41,994,564 related to depreciated portfolio investments.


       Statement of Investments - High-Yield Bond Fund - December 31, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                                RATINGS+      VALUE
  ---------                                                --------      -----
BONDS--90.43%
 CORPORATE BONDS--90.43%
  AEROSPACE AND DEFENSE--1.33%
                 ALLIANT TECHSYSTEMS, INC
                  (SR SUB NOTE)
$   500,000        8.500%, 05/15/11 ....................      B2    $   520,000
                 SEQUA CORP (SR NOTE)
    750,000        9.000%, 08/01/09 ....................     BA3        708,750
                                                                    -----------
                 TOTAL AEROSPACE AND DEFENSE                           1,228,750
                                                                    -----------
  BASIC INDUSTRIES--13.59%
                 ACETEX CORP (SR NOTE)
    500,000      g 10.875%, 08/01/09 ...................      B2        500,000
                 AIRGAS, INC (GUARANTEE NOTE)
    500,000        9.125%, 10/01/11 ....................     BA1        535,000
                 AK STEEL CORP (GUARANTEE NOTE)
    500,000        7.875%, 02/15/09 ....................      B1        492,500
                 ALLIED WASTE NA (GUARANTEE NOTE)
  1,000,000        7.625%, 01/01/06 ....................     BA3        987,500
    250,000        10.000%, 08/01/09 ...................      B2        256,250
                 EQUISTAR CHEMICAL LP
                  (GUARANTEE NOTE)
    500,000      g 10.125%, 09/01/08 ...................     BA2        502,500
                 HERCULES, INC (GUARANTEE NOTE)
    750,000        11.125%, 11/15/07 ...................     BA2        768,750
                 IMC GLOBAL, INC NOTE
  1,000,000        7.400%, 11/01/02 ....................     BA2      1,045,000
                 IMC GLOBAL, INC (SR NOTE)
    500,000      g 11.250%, 06/01/11 ...................     BA1        537,805
                 ISP CHEMO (SR SUB NOTE)
    500,000        10.250%, 07/01/11 ...................      B2        522,500
                 ISP HOLDINGS, INC NOTE
    250,000      g 10.625%, 12/15/09 ...................      B2        250,000
                 KB HOME (SR NOTE)
  1,000,000        8.625%, 12/15/08 ....................     BA3      1,005,000
                 LYONDELL CHEMICAL CO
                  (SR SUB NOTE)
    500,000      g 9.500%, 12/15/08 ....................     BA3        495,000
                 PLASTIPAK HOLDINGS, INC (SR NOTE)
    500,000      g 10.750%, 09/01/11 ...................      B3        525,000
                 PLIANT CORP (GUARANTEE NOTE)
    250,000        13.000%, 06/01/10 ...................    CAA1        251,250
                 ROCK-TENN CO (SR NOTE)
  1,000,000        8.200%, 08/15/11 ....................    BAA3        998,460

  PRINCIPAL                                                RATINGS+      VALUE
  ---------                                                --------      -----
                 ROGERS WIRELESS, INC (SR NOTE)
$   500,000        9.625%, 05/01/11 ....................    BAA3    $   516,875
                 STERICYCLE, INC (GUARANTEE NOTE)
    325,000        12.375%, 11/15/09 ...................      B3        385,125
                 TEMBEC INDUSTRIES, INC
                  (GUARANTEE NOTE)
  1,000,000        8.500%, 02/01/11 ....................     BA1      1,030,000
                 WESCO DISTRIBUTION, INC
                  (GUARANTEE NOTE)
  1,000,000        9.125%, 06/01/08 ....................      B3        930,000
                                                                    -----------
                 TOTAL BASIC INDUSTRIES                              12,534,515
                                                                    -----------
  CONSUMER CYCLICAL--27.87%
                 ACME TELEVISION LLC
                  (GUARANTEE NOTE)
    250,000      k 10.875%, 09/30/04 ...................      B3        240,000
                 ALLBRITTON COMMUNICATION
                  (SR SUB NOTE)
    250,000        8.875%, 02/01/08 ....................      B3        255,000
                 AMERIGAS PARTNERS (SR NOTE)
  1,000,000      g 10.000%, 04/15/06 ...................     BA3      1,065,000
    500,000      g 8.875%, 05/20/11 ....................     BA3        520,000
                 AUTONATION, INC (SR NOTE)
    500,000      g 9.000%, 08/01/08 ....................     BA2        510,000
                 AZURIX CORP (SR NOTE)
    500,000        10.750%, 02/15/10 ...................      CA        350,000
                 BOYD GAMING CORP (SR NOTE)
    500,000      g 9.250%, 08/01/09 ....................     BA3        511,250
                 CANWEST MEDIA, INC (SR SUB NOTE)
    500,000        10.625%, 05/15/11 ...................      B2        535,000
                 CENTURY COMMUNICATIONS (SR NOTE)
    250,000      k 0.000%, 01/15/08 ....................      B2        127,500
                 CHOCTAW RESORT DEVELOPMENT
                  ENTERPRISE (SR NOTE)
    500,000        9.250%, 04/01/09 ....................      B1        511,250
                 COLLINS & AIKMAN PRODUCTS
                  (GUARANTEE NOTE)
    500,000        11.500%, 04/15/06 ...................      B2        482,500
                 COLLINS & AIKMAN PRODUCTS (SR NOTE)
    500,000      g 10.750%, 12/31/11 ...................      B1        503,750
                 CIRCUS CIRCUS (SR SUB NOTE)
    250,000        9.250%, 12/01/05 ....................     BA3        250,625
                 DANA CORP NOTE
    500,000        7.000%, 03/01/29 ....................     BA1        340,000


+As provided by Moody's Investors Service (Unaudited)


                        SEE NOTES TO FINANCIAL STATEMENTS

                                  2001 ANNUAL REPORT  TIAA-CREF Mutual Funds  67

       Statement of Investments - High-Yield Bond Fund - December 31, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                                RATINGS+      VALUE
  ---------                                                --------      -----
  CONSUMER CYCLICAL--(CONTINUED)
                 D.R. HORTON, INC (GUARANTEE NOTE)
$   500,000        10.500%, 04/01/05 ...................     BA1    $   538,125
                 FELCOR LODGING TRUST, INC
                  (GUARANTEE NOTE)
    750,000        9.500%, 09/15/08 ....................     BA3        741,293
                 GRANITE BROADCASTING CORP
                  (SR SUB NOTE)
    500,000        10.375%, 05/15/05 ...................      CA        440,000
                 HARRAH OPERATING CO, INC
                  (GUARANTEE NOTE)
    250,000        7.875%, 12/15/05 ....................     BA1        259,375
                 HOLLINGER INTERNATIONAL PUBLISHING
                  (GUARANTEE NOTE)
    500,000        8.625%, 03/15/05 ....................      B3        498,750
    500,000        9.250%, 02/01/06 ....................     BA3        492,500
    500,000        9.250%, 03/15/07 ....................     BA2        492,500
                 HOST MARRIOTT CORP
                  (GUARANTEE NOTE)
    500,000        7.875%, 08/01/05 ....................     BA3        475,000
                 INTERNATIONAL GAME TECHNOLOGY
                  (SR NOTE)
    250,000        7.875%, 05/15/04 ....................     BA1        258,125
                 JOSTENS, INC (SR SUB NOTE)
    250,000        12.750%, 05/01/10 ...................      B3        277,500
                 K MART CORP NOTE
    500,000        8.375%, 12/01/04 ....................     BA2        415,000
                 KEY3MEDIA GROUP, INC
                  (GUARANTEE NOTE)
    500,000        11.250%, 06/15/11 ...................      B3        415,000
                 LAMAR MEDIA CORP (GUARANTEE NOTE)
    500,000        8.625%, 09/15/07 ....................     BA3        517,500
                 LEAR CORP (GUARANTEE NOTE)
    250,000        7.960%, 05/15/05 ....................     BA1        252,743
    250,000        8.110%, 05/15/09 ....................     BA1        255,803
                 LIBERTY GROUP OPERATING
                  (GUARANTEE NOTE)
    500,000        9.375%, 02/01/08 ....................    CAA1        345,000
                 MAIL-WELL, INC (SUB NOTE)
  1,250,000        5.000%, 11/01/02 ....................      B3      1,171,875
                 MANDALAY RESORT GROUP
                  (SR SUB NOTE)
    250,000        10.250%, 08/01/07 ...................     BA3        259,375
    500,000      g 9.375%, 02/15/10 ....................     BA3        498,125
                 MERISTAR HOSPITALITY CORP (SR NOTE)
    500,000      g 9.125%, 01/15/11 ....................      B1        470,000
                 MGM GRAND, INC (GUARANTEE NOTE)
    250,000        9.750%, 06/01/07 ....................     BA1        261,875
                 MOHEGAN TRIBAL GAMING
                  (SR SUB NOTE)
    500,000        8.750%, 01/01/09 ....................     BA3        522,500
                 NEXTEL COMMUNICATIONS, INC
                  (SR NOTE)
  1,000,000        9.500%, 02/01/11 ....................      B1        765,000
                 OFFICE DEPOT, INC (SR SUB NOTE)
    500,000        10.000%, 07/15/08 ...................     BA1        542,500
                 O'SULLIVAN INDUSTRIES
                  (GUARANTEE NOTE)
    250,000        13.375%, 10/15/09 ...................      B3        212,500
                 PARK PLACE ENTERTAINMENT CORP
                  (SR SUB NOTE)
    250,000        7.875%, 12/15/05 ....................     BA1        250,000
    250,000        8.875%, 09/15/08 ....................     BA1        253,125
                 PIERCE LEAHY CO (GUARANTEE NOTE)
    500,000        8.125%, 05/15/08 ....................      B2        506,872

  PRINCIPAL                                                RATINGS+      VALUE
  ---------                                                --------      -----
                 PLAYTEX PRODUCTS, INC
                  (GUARANTEE NOTE)
$ 1,000,000        9.375%, 06/01/11 ....................      B2    $ 1,050,000
                 PREMIER PARKS, INC
                  (GUARANTEE NOTE)
    500,000        8.875%, 04/01/06 ....................      B2        512,500
                 ROGERS CANTEL, INC NOTE
    500,000        9.375%, 06/01/08 ....................    BAA3        500,000
                 RYLAND GROUP (SR NOTE)
    250,000        9.750%, 09/01/10 ....................     BA2        265,625
                 SAMSONITE CORP (SR SUB NOTE)
    250,000        10.750%, 06/15/08 ...................    CAA2        175,000
                 SBARRO, INC (GUARANTEE NOTE)
    500,000        11.000%, 09/15/09 ...................     BA3        475,000
                 SCOTTS CO (GUARANTEE NOTE)
    500,000        8.625%, 01/15/09 ....................      B2        512,500
                 SINCLAIR BROADCASTING GROUP
                  (SR SUB NOTE)
    250,000        10.000%, 09/30/05 ...................      B2        258,125
                 SIX FLAGS, INC (SR NOTE)
  1,000,000        9.750%, 06/15/07 ....................      B3      1,010,000
    250,000      k 10.000%, 04/01/08 ...................      B3        213,125
                 SPECTRASITE HOLDINGS, INC
    250,000      g 6.750%, 11/15/10 ....................    CAA3        129,700
                 STATION CASINOS (SR SUB NOTE)
    500,000        8.875%, 12/01/08 ....................      B1        485,000
                 TOLL CORP (SR SUB NOTE)
  1,000,000        8.250%, 12/01/11 ....................     BA2        990,000
                 TRICON GLOBAL RESTAURANT, INC
                  (SR NOTE)
    500,000        8.875%, 04/15/11 ....................     BA1        530,000
                                                                    -----------
                  TOTAL CONSUMER CYCLICAL                            25,696,411
                                                                    -----------
  CONSUMER NON-CYCLICAL--9.80%
                 AMERISOURCEBERGEN CORP (SR NOTE)
    500,000        8.125%, 09/01/08 ....................     BA3        515,000
                 AVIS GROUP HOLDINGS, INC
                  (GUARANTEE NOTE)
    250,000        11.000%, 05/01/09 ...................    BAA3        266,813
                 CARROLS CORP (GUARANTEE NOTE)
  1,000,000        9.500%, 12/01/08 ....................      B3        950,000
                 COINMACH CORP (SR NOTE)
    500,000        11.750%, 11/15/05 ...................      B2        512,500
                 EXPRESS SCRIPTS, INC (SR NOTE)
    500,000        9.625%, 06/15/09 ....................     BA1        552,500
                 FLAG LTD. (SR NOTE)
    250,000        8.250%, 01/30/08 ....................     BA3        170,000
                 HCA, INC (SR NOTE)
  1,000,000        7.875%, 02/01/11 ....................     BA1      1,030,000
                 INTEGRATED ELECTRIC SERVICES
                  (GUARANTEE NOTE)
    250,000        9.375%, 02/01/09 ....................      B2        217,500
                 LAND O'LAKES, INC (SR NTOE)
  1,000,000      g 8.750%, 11/15/11 ....................     BA3        965,000
                 PILGRIM'S PRIDE CORP
                  (GUARANTEE NOTE)
  1,000,000        9.625%, 09/15/11 ....................     BA3      1,060,000
                 QUEBECOR MEDIA, INC (SR NOTE)
    500,000        11.125%, 07/15/11 ...................      B2        533,750
                 QUEBECOR WORLD, INC (SR SUB NOTE)
    500,000        8.375%, 11/15/08 ....................    BAA2        508,600
                 STEINWAY MUSICAL INSTRUMENT
                  (SR NOTE)
    250,000        8.750%, 04/15/11 ....................     BA3        247,500

+As provided by Moody's Investors Service (Unaudited)


                       SEE NOTES TO FINANCIAL STATEMENTS

68  TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

       Statement of Investments - High-Yield Bond Fund - December 31, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                                RATINGS+      VALUE
  ---------                                                --------      -----
  CONSUMER NON-CYCLICAL--(CONTINUED)
                 TRAVELCENTERS OF AMERICA, INC
                  (GUARANTEE NOTE)
$   500,000        12.750%, 05/01/09 ...................      B3    $   530,000
                 UNITED RENTAL, INC (GUARANTEE NOTE)
    500,000        9.500%, 06/01/08 ....................      B2        496,250
    500,000        9.250%, 01/15/09 ....................      B2        486,250
                                                                    -----------
                 TOTAL CONSUMER NON-CYCLICAL                          9,041,663
                                                                    -----------
  ENERGY--8.51%
                 CHESAPEAKE ENERGY CORP (SR NOTE)
  1,000,000        8.125%, 04/01/11 ....................      B2        975,000
                 EL PASO ENERGY PARTNERS LP
                  (GUARANTEE NOTE)
    250,000        8.500%, 06/01/11 ....................      B1        256,250
                 EOTT ENERGY PARTNERS
                  (GUARANTEE NOTE)
    500,000        11.000%, 10/01/09 ...................     BA2        538,750
                 HANOVER EQUIPMENT TRUST
                  2001A NOTE
    500,000      g 8.500%, 09/01/08 ....................     BA3        520,000
                 LEVIATHAN GAS PIPE (GUARANTEE NOTE)
    500,000        10.375%, 06/01/09 ...................      B1        530,000
                 LUSCAR COAL LTD (SR NOTE)
    500,000      g 9.750%, 10/15/11 ....................     BA3        517,500
                 NUEVO ENERGY CO (SR NOTE)
    500,000        9.375%, 10/01/10 ....................      B2        466,875
                 OCEAN ENERGY, INC (GUARANTEE NOTE)
  1,000,000        8.375%, 07/01/08 ....................     BA1      1,046,020
                 PEABODY ENERGY CORP
                  (GUARANTEE NOTE)
    806,000        9.625%, 05/15/08 ....................      B1        862,420
                 PIONEER NATURAL RESOURCE CO
                  (GUARANTEE NOTE)
    500,000        9.625%, 04/01/10 ....................     BA1        553,750
                 POGO PRODUCING CO (SR NOTE)
  1,000,000        10.375%, 02/15/09 ...................      B1      1,072,500
                 WESTPORT RESOURCES CORP
                  (GUARANTEE NOTE)
    500,000      g 8.250%, 11/01/11 ....................     BA3        505,000
                                                                    -----------
                 TOTAL ENERGY                                         7,844,065
                                                                    -----------
  FINANCIAL SERVICES--5.91%
                 ARMKEL LLC (SR SUB NOTE)
    500,000      g 9.500%, 08/15/09 ....................      B2        522,500
                 FORD MOTOR CREDIT CO NOTE
  1,000,000        7.250%, 10/25/11 ....................      A2        973,920
                 HOLLINGER PARTICIPATION TRUST
                  (SR NOTE)
  1,000,000      g 12.125%, 11/15/10 ...................      B3        831,250
                 ISTAR FINANCIAL, INC (SR NOTE)
  1,000,000        8.750%, 08/15/08 ....................     BA1      1,000,696
                 NEXSTAR FINANCE LLC
                  (GUARANTEE NOTE)
    500,000        12.000%, 04/01/08 ...................      B3        500,000
                 ORION POWER HOLDINGS, INC (SR NOTE)
    250,000        12.000%, 05/01/10 ...................     BA3        290,000
                 SOVEREIGN BANCORP, INC (SR NOTE)
    250,000        10.250%, 05/15/04 ...................     BA3        259,285
                 YELL FINANCE BV (SR NOTE)
  1,000,000        10.750%, 08/01/11 ...................      B2      1,075,000
                                                                    -----------
                 TOTAL FINANCIAL SERVICES                             5,452,651
                                                                    -----------
  HEALTH CARE--3.41%
                 ALARIS MEDICAL SYSTEMS, INC NOTE
    500,000      g 11.625%, 12/01/06 ...................      B2        540,000

  PRINCIPAL                                                RATINGS+      VALUE
  ---------                                                --------      -----
                 HEALTHSOUTH CORP (SUB NOTE)
$   500,000        3.250%, 04/01/03 ....................     BA2    $   476,950
                 HEALTHSOUTH CORP (SR SUB NOTE)
    500,000        10.750%, 10/01/08 ...................     BA2        549,375
                 MANOR CARE, INC (GUARANTEE NOTE)
  1,000,000        8.000%, 03/01/08 ....................     BA1      1,052,860
                 TRIAD HOSPITALS, INC
                  (GUARANTEE NOTE)
    500,000        8.750%, 05/01/09 ....................      B1        522,500
                                                                    -----------
                 TOTAL HEALTH CARE                                    3,141,685
                                                                    -----------
  TECHNOLOGY--1.55%
                 ADVANSTAR COMMUNICATIONS, INC
                  (GUARANTEE NOTE)
  1,500,000        12.000%, 02/15/11 ...................      B3      1,050,000
                 ADVANSTAR, INC (GUARANTEE NOTE)
  1,500,000        k 15.000%, 10/15/11 .................     N/R        376,875
                                                                    -----------
                 TOTAL TECHNOLOGY                                     1,426,875
                                                                    -----------
  TRANSPORTATION--1.30%
                 NORTHWEST AIRLINES, INC
                  (GUARANTEE NOTE)
    250,000        8.875%, 06/01/06 ....................      B2        195,000
                 ROADWAY CORP (SR NOTE)
  1,000,000      g 8.250%, 12/01/08 ....................    BAA3      1,000,731
                                                                    -----------
                 TOTAL TRANSPORTATION                                 1,195,731
                                                                    -----------
  UTILITIES--17.16%
                 ADELPHIA COMMUNICATIONS (SR NOTE)
    500,000        7.750%, 01/15/09 ....................      B2        451,874
    500,000        10.875%, 10/01/10 ...................      B2        505,000
    250,000        10.250%, 06/15/11 ...................      B2        247,500
                 AES CORP (SR SUB NOTE)
    500,000        8.375%, 08/15/07 ....................     BA2        390,000
                 AES DRAX ENERGY LTD NOTE
    250,000        11.500%, 08/30/10 ...................      B1        166,250
                 AES DRAX HOLDINGS LTD NOTE
    250,000        10.410%, 12/31/20 ...................     BA1        219,633
                 ASIA GLOBAL CROSSING LTD (SR NOTE)
    500,000        13.375%, 10/15/10 ...................      CA        165,000
                 AT & T WIRELESS GROUP (SR NOTE)
  1,000,000        7.875%, 03/01/11 ....................    BAA2      1,065,900
                 AVISTA CORP (SR NOTE)
    500,000        9.750%, 06/01/08 ....................     BA1        513,000
                 BRITISH SKY BROADCASTING
                  (GUARANTEE NOTE)
  1,000,000        8.200%, 07/15/09 ....................     BA1      1,032,810
                 CALPINE CORP (SR NOTE)
  1,000,000        8.500%, 02/15/11 ....................     BA1        895,000
                 CHARTER COMMUNICATIONS HOLDINGS
                  (SR NOTE)
  1,000,000        10.750%, 10/01/09 ...................      B2      1,045,000
    500,000        11.125%, 01/15/11 ...................      B2        530,000
                 CMS ENERGY CORP (SR NOTE)
    500,000        9.875%, 10/15/07 ....................     BA3        523,990
    250,000        8.500%, 04/15/11 ....................     BA3        247,700
                 FAIRPOINT COMMUNICATIONS
                  (SR SUB NOTE)
  1,000,000        12.500%, 05/01/10 ...................      B3        900,000
                 FLAG TELECOM HOLDING LTD (SR NOTE)
    500,000        11.625%, 03/30/10 ...................      B2        215,000
                 GLOBAL CROSSING HOLDING LTD
                  (GUARANTEE NOTE)
    500,000        9.500%, 11/15/09 ....................      CA         50,000

+As provided by Moody's Investors Service (Unaudited)


                        SEE NOTES TO FINANCIAL STATEMENTS

                                  2001 ANNUAL REPORT  TIAA-CREF Mutual Funds  69

       Statement of Investments - High-Yield Bond Fund - December 31, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                                RATINGS+      VALUE
  ---------                                                --------      -----

  UTILITIES--(CONTINUED)
                 GLOBAL CROSSING HOLDING LTD
                  (SR NOTE)
$   250,000      g 8.700%, 08/01/07 ....................      CA    $    21,250
                 GRAY COMMUNICATIONS SYSTEM, INC
                  (GUARANTEE NOTE)
    500,000        10.625%, 10/01/06 ...................      B3        515,000
                 GRAY COMMUNICATIONS SYSTEM, INC
                  (SR SUB NOTE)
  1,000,000        9.250%, 12/15/11 ....................      B3        990,000
                 HYPERION TELECOMMUNICATIONS, INC
                  (SR NOTE)
  1,000,000      k 13.000%, 04/15/03 ...................      CA         32,500
                 INGRAM MICRO, INC (SR SUB NOTE)
  1,000,000        9.875%, 08/15/08 ....................     BA2      1,012,500
                 INSIGHT COMMUNICATIONS (SR NOTE)
  1,000,000        12.250%, 02/15/11 ...................      B3        585,000
                 INSIGHT MIDWEST LP (SR NOTE)
    600,000      g 10.500%, 11/01/10 ...................      B1        645,000
                 MCLEODUSA, INC (SR NOTE)
    750,000      j 11.375%, 01/01/09 ...................      CA        172,500
                 PF.NET COMMUNICATIONS, INC (SR NOTE)
    500,000        13.750%, 05/15/10 ...................     N/R        100,000
                 PRIMEDIA, INC (GUARANTEE NOTE)
    500,000        7.625%, 04/01/08 ....................      B1        437,500
                 PSEG ENERGY HOLDINGS, INC (SR NOTE)
  1,000,000        8.625%, 02/15/08 ....................    BAA3      1,006,510
                 TIVERTON POWER ASSOCIATIONS LTD
                  (PASS THRU CERTIFICATES)
    500,000      g 9.000%, 07/15/18 ....................     BA1        452,500
                 TNP ENTERPRISES, INC (SR SUB NOTE)
    500,000        10.250%, 04/01/10 ...................     BA3        540,000
                 UNITED PAN-EUROPE COMMUNICATIONS
                  (SR NOTE)
  1,000,000        11.250%, 02/01/10 ...................      CA        130,000
                 UNITED PAN-EUROPE COMMUNICATIONS
                  (STEP) (SR NOTE)
    250,000      k 13.750%, 02/01/10 ...................      CA         20,000
                                                                    -----------
                 TOTAL UTILITIES                                     15,823,917
                                                                    -----------

                 TOTAL CORPORATE BONDS
                  (COST $86,416,422)                                  83,386,263
                                                                    -----------

                 TOTAL BONDS
                  (COST $86,416,422)                                  83,386,263
                                                                    -----------

   SHARES/
  PRINCIPAL                                                            VALUE
  ---------                                                            -----
PREFERRED STOCK--1.34%
 CONSUMER CYCLICAL--0.50%
  1,000,000        PRIMEDIA, INC (GUARANTEE NOTE) ................ $    460,000
                                                                   ------------
                   TOTAL CONSUMER CYCLICAL                              460,000
                                                                   ------------
 FINANCIAL SERVICES--0.27%
      2,500        SINCLAIR CAPITAL ..............................      252,500
                                                                   ------------
                   TOTAL FINANCIAL SERVICES                             252,500
                                                                   ------------
 UTILITIES--0.57%
      5,000      * ADELPHIA COMMUNICATIONS, INC ..................      505,000
      1,895      b GLOBAL CROSSING HOLDING LTD ...................        1,895
      3,800      b GLOBAL CROSSING HOLDING LTD CV ................       20,140
                                                                   ------------
                   TOTAL UTILITIES                                      527,035
                                                                   ------------

                   TOTAL PREFERRED STOCK
                    (COST $2,511,289)                                 1,239,535
                                                                   ------------
COMMON STOCK
 CONSUMER CYCLICAL--0.00%
        250     g* JOSTENS, INC (CLASS E) WTS 05/01/10 ...........            3
      1,500      * TRAVELCENTER OF AMERICA, INC WTS 05/01/09 .....           15
                                                                   ------------
                   TOTAL CONSUMER CYCLICAL                                   18
                                                                   ------------
 TECHNOLOGY--0.00%
      1,500      * ADVANSTAR HOLDINGS CORP WTS 10/15/11 ..........           15
        250      * PLIANT CORP WTS 06/01/10 ......................            3
                                                                   ------------
                   TOTAL TECHNOLOGY                                          18
                                                                   ------------
 UTILITIES--0.00%
         50      * PF.NET COMMUNICATIONS, INC WTS 05/15/10 .......            5
                                                                   ------------
                   TOTAL UTILITIES                                            5
                                                                   ------------
                   TOTAL COMMON STOCK
                    (COST $293,079)                                          41
                                                                   ------------

SHORT TERM INVESTMENT--5.14%
 U.S. GOVERNMENT AND AGENCY--5.14%
                 FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
$ 4,740,000        2.000%, 01/02/02 ..............................    4,739,801
                                                                   ------------
                 TOTAL U.S. GOVERNMENT AND AGENCY                     4,739,801
                                                                   ------------
                 TOTAL SHORT TERM INVESTMENT
                  (COST $4,739,801)                                   4,739,801
                                                                   ------------
                 TOTAL PORTFOLIO--96.91%
                  (Cost $93,960,591)                                 89,365,640

                 OTHER ASSETS & LIABILITIES, NET--3.09%               2,850,915
                                                                   ------------
                               NET ASSETS--100.00%                  $92,216,555
                                                                   ============


----------
*  Non-income producing
b  In bankruptcy
g Securities are exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified buyers. At December 31, 2001, the value of these securities amounted to $13,538,864 or 14.68% of net assets.
j  Security in default.
k Zero coupon until a specified date at which time the stated rate becomes effective until maturity.

At December 31, 2001, the aggregate cost of portfolio investments for federal income tax purposes was $93,981,841. Net unrealized depreciation of portfolio investments aggregated $4,616,201, of which $3,234,116 related to appreciated portfolio investments and $7,850,317 related to depreciated portfolio investments.


+As provided by Moody's Investors Service (Unaudited)


                       SEE NOTES TO FINANCIAL STATEMENTS

70  TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

       Statement of Investments - Short Term Bond Fund - December 31, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                                RATINGS+      VALUE
  ---------                                                --------      -----
BONDS--97.12%
 CORPORATE BONDS--48.47%
  ASSET BACKED--5.02%
                 CIT EQUIPMENT COLLATERAL SERIES 2000-2
                  (CLASS A3)
$ 1,000,000        6.840%, 06/20/04 ....................     AAA    $ 1,032,795
                 RESIDENTIAL ASSET SECURITIES CORP
                  SERIES 2001-KS2 (CLASS AI3)
  1,000,000        5.751%, 03/25/27 ....................     AAA      1,016,929
                 SEARS CREDIT ACCOUNT MASTER TRUST
                  SERIES 1998-2 (CLASS A)
  1,000,000        5.250%, 10/16/08 ....................     AAA      1,025,620
                                                                    -----------
                 TOTAL ASSET BACKED                                   3,075,344
                                                                    -----------
  BASIC INDUSTRIES--2.64%
                 ALCOA, INC NOTE
    500,000        6.125%, 06/15/05 ....................      A1        518,665
                 INTERNATIONAL PAPER CO NOTE
    500,000        8.125%, 07/08/05 ....................    BAA1        537,545
                 ROHM & HAAS CO NOTE
    534,000        6.950%, 07/15/04 ....................      A3        561,613
                                                                    -----------
                 TOTAL BASIC INDUSTRIES                               1,617,823
                                                                    -----------
  CONSUMER CYCLICAL--5.91%
                 AOL TIME WARNER, INC NOTE
    500,000        6.125%, 04/15/06 ....................    BAA1        511,540
                 CBS CORP NOTE
    500,000        6.875%, 09/01/03 ....................    BAA3        524,395
                 CLEAR CHANNEL COMMUNICATIONS, INC
                  (SR NOTE)
    500,000        7.250%, 09/15/03 ....................    BAA3        519,630
                 DAIMLER-CHRYSLER NA HOLDING
                  (GUARANTEE NOTE)
    500,000        6.900%, 09/01/04 ....................      A3        515,970
                 DOW CHEMICAL CORP NOTE
    500,000      g 5.250%, 05/14/04 ....................      A1        511,860
                 UNILEVER CAPITAL CORP
                  (GUARANTEE NOTE)
    500,000        6.750%, 11/01/03 ....................      A1        530,765
                 WALT DISNEY CO (SR NOTE)
    500,000        5.125%, 12/15/03 ....................      A2        510,625
                                                                    -----------
                 TOTAL CONSUMER CYCLICAL                              3,624,785
                                                                    -----------
  CONSUMER NON-CYCLICAL--4.19%
                 DIAGEO CAPITAL PLC (GUARANTEE NOTE)
    500,000        6.625%, 06/24/04 ....................      A1        530,485
                 PEPSICO, INC NOTE
  1,000,000        4.500%, 09/15/04 ....................      A1      1,006,760
                 SAFEWAY, INC NOTE
  1,000,000        7.000%, 09/15/02 ....................    BAA2      1,030,210
                                                                    -----------
                 TOTAL CONSUMER NON-CYCLICAL                           2,567,455
                                                                    -----------
  ENERGY--2.73%
                 CONOCO, INC (SR NOTE)
    750,000        5.900%, 04/15/04 ....................      A3        774,772
                 KEYSPAN CORP NOTE
    500,000        6.150%, 06/01/06 ....................      A3        512,875
                 PHILLIPS PETROLEUM NOTE
    350,000        8.500%, 05/25/05 ....................      A3        385,312
                                                                    -----------
                 TOTAL ENERGY                                         1,672,959
                                                                    -----------
  FINANCIAL SERVICES--16.38%
                 AIG SUNAMERICA GLOBAL FINANCIAL
                  (SR NOTE)
    500,000      g 7.400%, 05/05/03 ....................     AAA        528,205
                 CITIGROUP, INC NOTE
  1,000,000        5.500%, 08/09/06 ....................     AA1      1,017,390

  PRINCIPAL                                                RATINGS+      VALUE
  ---------                                                --------      -----
                 FIRST UNION CORP (SR NOTE)
$   500,000        7.550%, 08/18/05 ....................      A1    $   542,020
                 FLEET FINANCIAL GROUP (SUB NOTE)
    500,000        8.125%, 07/01/04 ....................      A3        542,515
                 FORD MOTOR CREDIT CO NOTE
    500,000        6.550%, 09/10/02 ....................      A2        509,215
    500,000        6.125%, 04/28/03 ....................      A2        507,360
  1,000,000        6.875%, 02/01/06 ....................      A2        999,650
                 GENERAL ELECTRIC CAPITAL CORP NOTE
    200,000        5.650%, 03/31/03 ....................     AAA        206,596
    500,000        5.350%, 03/30/06 ....................     AAA        506,895
                 GENERAL MOTORS ACCEPTANCE
                  CORP NOTE
    500,000        6.850%, 06/17/04 ....................      A2        519,870
    500,000        6.750%, 01/15/06 ....................      A2        506,415
                           HOUSEHOLD FINANCE CORP NOTE
    500,000        5.875%, 11/01/02 ....................      A2        512,340
                 HOUSEHOLD FINANCE CORP (SR NOTE)
    500,000        5.875%, 09/25/04 ....................      A2        514,910
                 INTER-AMERICAN DEVELOPMENT
                  BANK NOTE
    500,000        5.375%, 01/18/06 ....................     AAA        510,745
                 MERRILL LYNCH & CO NOTE
    500,000        6.800%, 11/03/03 ....................     AA3        529,985
                 MORGAN STANLEY DEAN WITTER
                  (SR UNSUB)
    500,000        7.125%, 01/15/03 ....................     AA3        522,445
                 WELLS FARGO & CO NOTE
    500,000        6.625%, 07/15/04 ....................     AA2        529,180
    500,000        7.250%, 08/24/05 ....................     AA2        537,775
                                                                    -----------
                 TOTAL FINANCIAL SERVICES                            10,043,511
                                                                    -----------
  HEALTH CARE--4.89%
                 BRISTOL-MYERS SQUIBB CO NOTE
  1,000,000        4.750%, 10/01/06 ....................     AAA        990,415
                 MERCK & CO, INC DEB
    500,000        5.250%, 07/01/06 ....................     AAA        504,310
                 PFIZER, INC NOTE
  1,000,000        3.625%, 11/01/04 ....................     AAA        996,439
    500,000        5.625%, 02/01/06 ....................     AAA        510,760
                                                                    -----------
                 TOTAL HEALTH CARE                                    3,001,924
                                                                    -----------
  PRODUCER DURABLES--0.84%
                 INGERSOLL-RAND CO NOTE
    500,000        5.750%, 02/14/03 ....................      A3        514,150
                                                                    -----------
                 TOTAL PRODUCER DURABLES                                514,150
                                                                    -----------
  UTILITIES--5.87%
                 AMERICAN ELECTRIC CO NOTE
    500,000        6.125%, 05/15/06 ....................    BAA1        494,175
                 NISOURCE FINANCE CORP (GUARANTEE NOTE)
    500,000        5.750%, 04/15/03 ....................    BAA2        508,545
                 SBC COMMUNICATIONS, INC NOTE
  1,000,000        5.750%, 05/02/06 ....................     AA3      1,023,590
                 U.S. WEST COMMUNICATIONS, INC NOTE
    500,000        7.625%, 06/09/03 ....................      A2        511,930
                 WORLDCOM, INC NOTE
    500,000        7.875%, 05/15/03 ....................      A3        525,620
    500,000        8.000%, 05/15/06 ....................      A3        536,800
                                                                    -----------
                 TOTAL UTILITIES                                      3,600,660
                                                                    -----------

                 TOTAL CORPORATE BONDS
                  (COST $29,017,777)                                 29,718,611
                                                                    -----------

+As provided by Moody's Investors Service (Unaudited)


                        SEE NOTES TO FINANCIAL STATEMENTS

                                    2001 ANNUAL REPORT TIAA-CREF Mutual Funds 71

       Statement of Investments - Short Term Bond Fund - December 31, 2001
--------------------------------------------------------------------------------


  PRINCIPAL                                                RATINGS+      VALUE
  ---------                                                --------      -----
 GOVERNMENT BONDS--48.65%
  AGENCY SECURITIES--32.55%
                         FEDERAL HOME LOAN MORTGAGE CORP
                  (FHLMC)
$ 2,500,000        5.000%, 01/15/04 ....................     AAA    $ 2,581,250
  3,000,000        5.250%, 01/15/06 ....................     AAA      3,064,680
  2,000,000        5.750%, 07/15/03 ....................              2,086,880
  1,200,000        5.750%, 04/15/08 ....................              1,232,064
  7,500,000        6.875%, 01/15/05 ....................     AAA      8,078,840
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION
                  (FNMA)
  1,000,000        5.500%, 05/02/06 ....................     AA2      1,019,370
  1,750,000        7.000%, 07/15/05 ....................     AAA      1,897,105
                                                                    -----------
                 TOTAL AGENCY SECURITIES                             19,960,189
                                                                ----------------
  FOREIGN GOVERNMENT BONDS--2.81%
                 CANADA GOVERNMENT
    100,000        6.375%, 11/30/04 ....................     AA2        106,473
                 ONTARIO PROVINCE CANADA
    500,000        7.375%, 01/27/03 ....................     AA3        526,245
    500,000        7.625%, 06/22/04 ....................     AA3        545,035
                 REPUBLIC OF ITALY
    500,000        7.250%, 02/07/05 ....................     AA3        542,915
                                                                    -----------
                 TOTAL FOREIGN GOVERNMENT BONDS                       1,720,668
                                                                ----------------
  U.S. TREASURY SECURITIES--13.29%
                 U.S. TREASURY NOTE
  2,200,000        6.750%, 05/15/05 ..............................    2,391,818
    500,000        3.875%, 06/30/03 ..............................      509,610

  PRINCIPAL                                                            VALUE
  ---------                                                            -----
$ 3,125,000        4.000%, 04/30/03 .............................. $  3,192,375
  2,000,000        4.625%, 02/28/03 ..............................    2,053,740
                                                                   ------------
                 TOTAL U.S. TREASURY SECURITIES                       8,147,543
                                                                   ------------

                 TOTAL GOVERNMENT BONDS
                  (COST $29,126,363)                                 29,828,400
                                                                   ------------

                 TOTAL BONDS
                  (COST $58,144,140)                                 59,547,011
                                                                   ------------
SHORT TERM INVESTMENT--0.61%
 U.S. GOVERNMENT AND AGENCY--0.61%
                 FEDERAL HOME LOAN MORTGAGE CORP
                  (FHLMC)
    375,000        2.000%, 01/02/02 ..............................      374,984
                                                                   ------------
                 TOTAL U.S. GOVERNMENT AND AGENCY                        374,984
                                                                   ------------

                 TOTAL SHORT TERM INVESTMENT
                  (COST $374,984)                                       374,984
                                                                   ------------

                 TOTAL PORTFOLIO--97.73%
                  (COST $58,519,124)
                                                                     59,921,995

                 OTHER ASSETS & LIABILITIES, NET--2.27%               1,391,562
                                                                   ------------

                 NET ASSETS--100.00%                                $61,313,557
                                                                   ============


----------
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified buyers. At December 31, 2001, the value of these securities amounted to $1,040,065 or 1.70% of net assets.

At December 31, 2001, the aggregate cost of portfolio investments for federal income tax purposes was $58,520,081. Net unrealized appreciation of portfolio investments aggregated $1,401,914, of which $1,479,041 related to appreciated portfolio investments and $77,127 related to depreciated portfolio investments.


+As provided by Moody's Investors Service (Unaudited)

72  TIAA-CREF Mutual Funds  2001 ANNUAL REPORT
    SEE NOTES TO FINANCIAL STATEMENTS

       Statement of Investments - Tax-Exempt Bond Fund - December 31, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                                            VALUE
  ---------                                                            -----
MUNICIPAL BONDS--98.28%
 LONG TERM MUNICIPAL BONDS
  ALABAMA--6.24%
                 BIRMINGHAM ALABAMA
$ 2,050,000        5.250%, 07/01/11 .............................. $  2,163,509
                 BIRMINGHAM ALABAMA INDUSTRIAL WATER BOARD
                  (WATER SUPPLY REVENUE)
  1,040,000      d 6.000%, 07/01/07 ..............................    1,146,486
                 WEST JEFFERSON AMUSEMENT & PUBLIC PARK
                  AUTHORITY REVENUE
  1,140,000        7.500%, 12/01/08 ..............................    1,285,931
                                                                   ------------
                                                                      4,595,926
                                                                   ------------
  CALIFORNIA--2.36%
                 CALIFORNIA STATE (GENERAL OBLIGATION)
    900,000        5.000%, 03/01/10 ..............................      939,897
                 DELTA COUNTY CALIFORNIA HOME MORTGAGE FINANCE
                  AUTHORITY SINGLE FAMILY MORTGAGE REVENUE
    750,000        6.700%, 06/01/24 ..............................      796,913
                                                                   ------------
                                                                      1,736,810
                                                                   ------------
  DISTRICT OF COLUMBIA--2.96%
                 DISTRICT OF COLUMBIA (GENERAL OBLIGATION)
  1,000,000        5.500%, 06/01/10 ..............................    1,065,910
                 DISTRICT OF COLUMBIA HOSPITAL REVENUE
  1,000,000        6.000%, 08/15/10 ..............................    1,111,360
                                                                   ------------
                                                                      2,177,270
                                                                   ------------
  FLORIDA--1.45%
                 CAPITAL PROJECTS FINANCE AUTHORITY FLORIDA REVENUE
  1,000,000      d 5.500%, 10/01/11 ..............................    1,070,760
                                                                   ------------
  HAWAII--0.81%
                 HAWAII STATE (GENERAL OBLIGATION)
    550,000        5.750%, 10/01/10 ..............................      598,505
                                                                   ------------
  ILLINOIS--5.12%
                 CHICAGO METROPOLITAN WATER RECLAMATION DISTRICT
  1,605,000        5.000%,12/01/11 ...............................    1,660,019
                 ILLINOIS STATE (GENERAL OBLIGATION)
  1,000,000        5.250%, 05/01/11 ..............................    1,048,300
                 SPRINGFIELD ILLINOIS ELECTRIC REVENUE
  1,000,000        5.500%, 03/01/09 ..............................    1,064,980
                                                                   ------------
                                                                      3,773,299
                                                                   ------------
  INDIANA--7.68%
                 INDIANA BOND BANK REVENUE
  2,000,000        5.500%, 08/01/10 ..............................    2,139,880
                 INDIANAPOLIS INDIANA MULTI-FAMILY REVENUE
    972,000        4.875%, 12/01/11 ..............................      974,799
                 LAKE COUNTY INDIANA BUILDING CORP
  1,000,000      d 5.750%, 08/01/10 ..............................    1,086,090
                 VALPARAISO MIDDLE SCHOOLS BUILDING CORP
  1,385,000        5.250%, 07/15/10 ..............................    1,455,164
                                                                   ------------
                                                                       5,655,933
                                                                ----------------
  IOWA--1.83%
                 MUSCATINE IOWA ELECTRIC REVENUE
  1,270,000        5.500%, 01/01/12 ..............................    1,350,759
                                                                   ------------
  KANSAS--3.80%
                 JOHNSON COUNTY UNIFIED SCHOOL DISTRICT NO. 512
                  SHAWNEE MISSION
  2,720,000        5.300%, 10/01/13 ..............................    2,797,738
                                                                   ------------
  KENTUCKY--1.66%
                 KENTUCKY TURNPIKE AUTHORITY TOLL ROAD REVENUE
  1,130,000      d 6.000%, 07/01/11 ..............................    1,220,456
                                                                   ------------
  MISSISSIPPI--3.47%
                 HARRISON COUNTY MISSISSIPPI POLLUTION
                  CONTROL REVENUE
    100,000      v 1.850%, 09/01/10 ..............................      100,000

  PRINCIPAL                                                            VALUE
  ---------                                                            -----
                 MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION
$   450,000        4.300%, 07/01/09 .............................. $    448,011
                 MISSISSIPPI GULF COAST REGIONAL WASTEWATER
                  AUTHORITY
  1,435,000        4.800%, 07/01/09 ..............................    1,474,104
                 MISSISSIPPI STATE (GENERAL OBLIGATION)
    500,000        5.500%, 09/01/13 ..............................      537,260
                                                                   ------------
                                                                      2,559,375
                                                                   ------------
  MISSOURI--2.90%
                 MISSOURI STATE ENVIRONMENTAL IMPROVEMENT ENERGY
                  RESOURCES AUTHORITY REVENUE
  1,000,000        5.800%, 09/01/09 ..............................    1,060,220
  1,000,000        5.500%, 07/01/12 ..............................    1,073,850
                                                                   ------------
                                                                      2,134,070
                                                                   ------------
  NEVADA--3.32%
                 CLARK COUNTY NEVADA POLLUTION CONTROL REVENUE
    800,000        5.300%, 10/01/11 ..............................      790,736
                 CLARK COUNTY NEVADA SCHOOL DISTRICT
                  (GENERAL OBLIGATION)
  1,550,000        5.500%, 06/15/11 ..............................    1,653,928
                                                                   ------------
                                                                      2,444,664
                                                                   ------------
  NEW JERSEY--2.50%
                 NEW JERSEY STATE TURNPIKE AUTHORITY REVENUE
  1,715,000        5.700%, 05/01/13 ..............................    1,844,122
                                                                   ------------
  NEW MEXICO--4.99%
                 NEW MEXICO EDUCATIONAL ASSISTANCE FOUNDATION
                  STUDENT LOAN REVENUE
  2,400,000        7.050%, 03/01/10 ..............................    2,535,240
                 NEW MEXICO MORTGAGE FINANCE AUTHORITY REVENUE
  1,025,000        6.000%, 07/01/10 ..............................    1,141,696
                                                                   ------------
                                                                      3,676,936
                                                                   ------------
  NEW YORK--4.61%
                 NEW YORK STATE (GENERAL OBLIGATION)
  1,200,000        v 1.630%, 08/15/20 ............................    1,200,000
  1,100,000        v 1.630%, 08/01/20 ............................    1,100,000
    300,000        v 1.630%, 08/01/21 ............................      300,000
    500,000        v 1.630%, 08/15/21 ............................      500,000
    300,000        v 1.750%, 08/01/19 ............................      300,000
                                                                   ------------
                                                                      3,400,000
                                                                   ------------
  NORTH CAROLINA--2.24%
                 NORTH CAROLINA MUNICIPAL POWER AGENCY NO. 1
                  CATAWBA ELECTRIC REVENUE
  1,500,000        6.000%, 01/01/11 ..............................    1,646,715
                                                                   ------------
  PENNSYLVANIA--7.44%
                 CARBON COUNTY PENNSYLVANIA INDUSTRIAL DEVELOPMENT
                  AUTHORITY REVENUE
  1,250,000      d 6.650%, 05/01/10 ..............................    1,315,275
                 PENNSYLVANIA ECONOMIC DEVELOPMENT FINANCING
                  AUTHORITY EXEMPT FACILITIES REVENUE
  1,030,000        6.000%, 11/01/09 ..............................    1,027,981
                 PENNSYLVANIA STATE TURNPIKE COMMUNITY REVENUE
  2,000,000        5.250%, 12/01/09 ..............................    2,114,040
                 PHILADELPHIA PENNSYLVANIA (GENERAL OBLIGATION)
  1,000,000        5.000%, 09/15/11 ..............................    1,027,650
                                                                   ------------
                                                                      5,484,946
                                                                   ------------
  SOUTH CAROLINA--1.67%
                 YORK COUNTY SOUTH CAROLINA POLLUTION
                  CONTROL REVENUE
  1,200,000        7.400%, 01/01/10 ..............................    1,230,120
                                                                   ------------


                        SEE NOTES TO FINANCIAL STATEMENTS

                                  2001 ANNUAL REPORT  TIAA-CREF Mutual Funds  73

       Statement of Investments - Tax-Exempt Bond Fund - December 31, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                                            VALUE
  ---------                                                            -----
TENNESSEE--2.68%
                 MEMPHIS-SHELBY COUNTY AIRPORT AUTHORITY
$ 2,000,000        5.000%, 09/01/09 .............................. $  1,973,600
                                                                   ------------
TEXAS--9.79%
                 BEXAR COUNTY TEXAS REVENUE
  1,350,000        5.500%, 08/15/09 ..............................    1,447,955
                 BRAZOS RIVER AUTHORITY TEXAS REVENUE
  1,735,000        4.900%, 10/01/15 ..............................    1,700,387
                 HOUSTON TEXAS AIRPORT SYSTEM REVENUE
    895,000        5.800%, 07/01/10 ..............................      950,007
                 HOUSTON TEXAS HOTEL OCCUPANCY TAX &
                  SPECIAL REVENUE
  1,000,000        5.500%, 09/01/11 ..............................    1,069,040
                 LOWER COLORADO RIVER AUTHORITY TEXAS REVENUE
  1,000,000        5.000%, 01/01/15 ..............................    1,014,040
                 SPRING BRANCH TEXAS INDEPENDENT SCHOOL DISTRICT
                  (GENERAL OBLIGATION)
  1,000,000        5.000%, 02/01/11 ..............................    1,029,620
                                                                   ------------
                                                                      7,211,049
                                                                   ------------
  UTAH--2.82%
                 SALT LAKE COUNTY UTAH MUNICIPAL BUILDING AUTHORITY
                  LEASE REVENUE
  2,000,000        5.000%, 10/01/09 ..............................    2,079,380
                                                                   ------------
  VIRGIN ISLANDS--1.63%
                 VIRGIN ISLANDS WATER & POWER AUTHORITY REVENUE
  1,205,000        5.000%, 07/01/09 ..............................    1,203,482
                                                                   ------------
  WASHINGTON--11.24%
                 BENTON COUNTY SCHOOL DISTRICT NO. 17 KENNEWICK
  2,000,000        5.000%, 12/01/09 ..............................    2,078,200
                 CHELAN COUNTY WASHINGTON PUBLIC UTILITY
                  DISTRICT 1 REVENUE
    215,000        4.500%, 06/01/10 ..............................      213,237
                 CLARK COUNTY WASHINGTON PUBLIC UTILITY
                  DISTRICT 1 REVENUE
  1,000,000        4.750%, 01/01/11 ..............................    1,005,300

  PRINCIPAL                                                            VALUE
  ---------                                                            -----
                 COWLITZ COUNTY WASHINGTON PUBLIC UTILITY
                  DISTRICT 1 ELECTRIC DISTRIBUTION SYSTEM REVENUE
$ 1,000,000        5.000%, 09/01/11 .............................. $  1,026,460
                 ENERGY NORTHWEST WASHINGTON ELECTRIC REVENUE
  1,300,000      d 5.500%, 07/01/11 ..............................    1,378,286
                 KITSAP COUNTY WASHINGTON SCHOOL DISTRICT NO. 400
                  NORTH KITSAP (GENERAL OBLIGATION)
  1,380,000        5.000%, 06/01/11 ..............................    1,422,118
                 WASHINGTON STATE (GENERAL OBLIGATION)
  1,050,000        6.000%, 01/01/10 ..............................    1,155,651
                                                                   ------------
                                                                      8,279,252
                                                                   ------------
  WISCONSIN--3.07%
                 WISCONSIN STATE CLEAN WATER REVENUE
  1,065,000        5.500%, 06/01/11 ..............................    1,137,835
                 WISCONSIN STATE TRANSPORTATION REVENUE
  1,050,000        5.500%, 07/01/10 ..............................    1,126,713
                                                                   ------------
                                                                      2,264,548
                                                                   ------------

                 TOTAL LONG TERM MUNICIPAL BONDS
                  (COST $71,856,114)                                 72,409,715
                                                                   ------------

                 TOTAL PORTFOLIO--98.28%
                  (COST $71,856,114)                                 72,409,715

                 OTHER ASSETS & LIABILITIES, NET--1.72%               1,264,618
                                                                   ------------

                 NET ASSETS--100.00%                                $73,674,333
                                                                   ============


----------
d All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
v  Variable rate demand note.

At December 31, 2001, the aggregate cost of portfolio investments for federal income tax purposes was $71,864,672. Net unrealized appreciation of portfolio investments aggregated $545,043, of which $974,922 related to appreciated portfolio investments and $429,879 related to depreciated portfolio investments.


74  TIAA-CREF Mutual Funds  2001 ANNUAL REPORT
     SEE NOTES TO FINANCIAL STATEMENTS

          Statement of Investments - Bond Plus Fund - December 31, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                                RATINGS+      VALUE
  ---------                                                --------      -----
BONDS--97.97%
 CORPORATE BONDS--34.66%
  AEROSPACE AND DEFENSE--0.78%
                 LOCKHEED MARTIN CORP DEB
$ 1,000,000        8.500%, 12/01/29 ....................    BAA2    $ 1,196,320
                 UNITED TECHNOLOGIES CORP NOTE
  1,000,000        6.350%, 03/01/11 ....................      A2      1,016,580
                                                                    -----------
                 TOTAL AEROSPACE AND DEFENSE                          2,212,900
                                                                    -----------
  ASSET BACKED--4.47%
                 CHASE FUNDING MORTGAGE LOAN
                  SERIES 2001-4 (CLASS 1A3)
  2,000,000        5.053%, 02/25/23 ....................     AAA      1,997,500
                 DETROIT EDISON SECURITIZATION
                  FUNDING LLC SERIES 2001-1 (CLASS A3)
    500,000        5.875%, 03/01/10 ....................     AAA        513,774
                 GE CAPITAL MANUFACTURING
                  SERVICES, INC SERIES 1999-HE1
                  (CLASS A3)
  1,037,406        6.035%, 06/25/20 ....................     AAA      1,046,451
                           HOUSEHOLD AUTOMOTIVE TRUST
                  SERIES 2000-2 (CLASS A3)
  2,000,000        3.680%, 04/17/06 ....................     AAA      1,995,620
                          NISSAN AUTO RECEIVABLES OWNER
                  TRUST SERIES 2001-C (CLASS A4)
  1,000,000        4.800%, 02/15/07 ....................     AAA      1,012,196
                          PECO ENERGY TRANSITION TRUST
                  SERIES 1999-A (CLASS A7)
  1,000,000        6.130%, 03/01/09 ....................     AAA      1,033,060
                          PUBLIC SERVICE NEW HAMPSHIRE
                  FUNDING LLC SERIES 2001-1
                  (CLASS A2)
  1,000,000        5.730%, 11/01/10 ....................     AAA      1,024,364
                 RESIDENTIAL ASSET SECURITIES CORP
                  SERIES 1999-KS2 (CLASS AI9)
  1,500,000        7.150%, 07/25/30 ....................     AAA      1,570,059
                 RESIDENTIAL ASSET SECURITIES CORP
                  SERIES 2001-KS2 (CLASS AI3)
    500,000        5.751%, 03/25/27 ....................     AAA        508,465
                 RESIDENTIAL ASSET SECURITIES CORP
                  SERIES 2001-KS2 (CLASS AI4)
  1,000,000        6.417%, 02/25/29 ....................     AAA      1,019,265
                 RESIDENTIAL ASSET SECURITIES CORP
                  SERIES 2001-KS2 (CLASS AI6)
  1,000,000        6.489%, 10/25/30 ....................     AAA      1,007,174
                                                                    -----------
                 TOTAL ASSET BACKED                                  12,727,928
                                                                    -----------
  BASIC INDUSTRIES--1.15%
                 KIMBERLY-CLARK CORP NOTE
  2,000,000        7.100%, 08/01/07 ....................     AA2      2,169,300
                 ROHM & HAAS CO NOTE
  1,000,000      g 7.850%, 07/15/29 ....................      A3      1,113,040
                                                                    -----------
                 TOTAL BASIC INDUSTRIES                               3,282,340
                                                                    -----------
  CONSUMER CYCLICAL--3.58%
                 CLEAR CHANNEL COMMUNICATIONS, INC
                  (SR NOTE)
  1,000,000        7.250%, 09/15/03 ....................    BAA3      1,039,260
                 COX COMMUNICATIONS, INC NOTE
  1,000,000        7.875%, 08/15/09 ....................    BAA2      1,069,630
                 CSC HOLDINGS, INC (SR NOTE)
  1,000,000        8.125%, 07/15/09 ....................    BAA2      1,030,300
                 FORD MOTOR CO NOTE
  1,000,000        7.450%, 07/16/31 ....................      A3        917,530
                 GENERAL MOTORS CORP DEB
  1,000,000        6.750%, 05/01/28 ....................      A2        892,940

  PRINCIPAL                                                RATINGS+      VALUE
  ---------                                                --------      -----
                 NEWS AMERICA HOLDINGS, INC DEB
$ 1,000,000        8.250%, 08/10/18 ....................    BAA3    $ 1,048,520
                 TIME WARNER, INC (GUARANTEE NOTE)
  1,000,000        6.625%, 05/15/29 ....................    BAA1        934,370
                 UNILEVER CAPITAL CORP
                  (GUARANTEE NOTE)
  1,000,000        7.125%, 11/01/10 ....................      A1      1,081,720
                 VIACOM, INC (GUARANTEE NOTE)
  1,000,000        6.400%, 01/30/06 ....................      A3      1,034,850
                 WAL-MART STORES, INC NOTE
  1,000,000        7.550%, 02/15/30 ....................     AA2      1,154,540
                                                                    -----------
                 TOTAL CONSUMER CYCLICAL                             10,203,660
                                                                    -----------
  CONSUMER NON-CYCLICAL--2.23%
                 CONAGRA FOODS, INC
  1,000,000        6.750%, 09/15/11 ....................    BAA1      1,027,710
                 DIAGEO CAPITAL PLC (GUARANTEE NOTE)
  2,000,000        7.250%, 11/01/09 ....................      A1      2,161,720
                 SAFEWAY, INC NOTE
  2,000,000        7.250%, 09/15/04 ....................    BAA2      2,139,300
                 SARA LEE CORP NOTE
  1,000,000        6.250%, 09/15/11 ....................      A3      1,015,780
                                                                    -----------
                 TOTAL CONSUMER NON-CYCLICAL                          6,344,510
                                                                    -----------
  ENERGY--1.10%
                 AMERADA HESS CORP DEB
  1,000,000        7.875%, 10/01/29 ....................    BAA1      1,058,530
                 CHEVRONTEXACO CORP NOTE
  1,000,000        6.625%, 10/01/04 ....................     AA2      1,067,980
                 CONSOLIDATED NATURAL GAS CO
                  (SR NOTE)
  1,000,000        6.850%, 04/15/11 ....................      A3      1,018,250
                                                                    -----------
                 TOTAL ENERGY                                         3,144,760
                                                                    -----------
  FINANCIAL SERVICES--11.34%
                 AIG SUNAMERICA GLOBAL FINANCIAL
                  (SR NOTE)
  1,250,000        g 7.400%, 05/05/03 ..................     AAA      1,320,513
                 BANK OF AMERICA CORP (SUB NOTE)
  1,000,000        7.400%, 01/15/11 ....................     AA3      1,072,640
                 CITIGROUP, INC (SUB NOTE)
  1,000,000        7.250%, 10/01/10 ....................     AA2      1,072,630
                 FIRST UNION NATIONAL BANK (SUB NOTE)
  1,000,000        7.800%, 08/18/10 ....................      A1      1,096,350
                 FLEET NATIONAL BANK (SUB NOTE)
  2,000,000        5.750%, 01/15/09 ....................      A1      1,939,220
                 FORD MOTOR CREDIT CO NOTE
  1,000,000        7.500%, 03/15/05 ....................      A2      1,023,030
  1,000,000        6.875%, 02/01/06 ....................      A2        999,650
                 GENERAL ELECTRIC CAPITAL CORP NOTE
  2,000,000        7.375%, 01/19/10 ....................     AAA      2,223,600
                 GENERAL MOTORS ACCEPTANCE
                  CORP NOTE
  2,000,000        5.480%, 12/16/02 ....................      A2      2,028,500
  1,000,000        6.875%, 09/15/11 ....................      A2        978,050
                 HARTFORD FINANCIAL SERVICES GROUP
                  (SR NOTE)
  1,000,000        6.375%, 11/01/08 ....................      A2      1,008,130
                 HOUSEHOLD FINANCE CORP NOTE
  1,000,000        6.500%, 01/24/06 ....................      A2      1,028,090
                 HOUSEHOLD FINANCE CORP (SR NOTE)
  2,000,000        5.875%, 09/25/04 ....................      A2      2,059,640
                 INTERNATIONAL BANK FOR
                  RECONSTRUCTION & DEVELOPMENT NOTE
  1,000,000        5.000%, 03/28/06 ....................     AAA      1,016,080
                 JP MORGAN CHASE & CO (SUB NOTE)
  1,000,000        6.750%, 02/01/11 ....................      A1      1,025,060


+As provided by Moody's Investors Service (Unaudited)


                        SEE NOTES TO FINANCIAL STATEMENTS

                                  2001 ANNUAL REPORT  TIAA-CREF Mutual Funds  75

          Statement of Investments - Bond Plus Fund - December 31, 2001
--------------------------------------------------------------------------------
  PRINCIPAL                                                RATINGS+      VALUE
  ---------                                                --------      -----
  FINANCIAL SERVICES--(CONTINUED)
                 MELLON FUNDING CORP (SUB NOTE)
$ 1,000,000        6.400%, 05/14/11 ....................      A1    $ 1,016,000
                 MORGAN STANLEY DEAN WITTER
                  (SR UNSUB)
  1,000,000        7.125%, 01/15/03 ....................     AA3      1,044,890
  1,000,000        5.625%, 01/20/04 ....................     AA3      1,037,470
                 MORGAN STANLEY DEAN WITTER
                  (UNSUB NOTE)
  1,000,000        6.750%, 04/15/11 ....................     AA3      1,023,330
                 NORWEST FINANCIAL, INC
                  (SR NOTE)
  2,000,000        6.700%, 09/22/04 ....................     AA2      2,126,600
                 PNC FUNDING CORP (GUARANTEE NOTE)
  1,000,000        5.750%, 08/01/06 ....................      A2      1,018,850
                 PROGRESSIVE CORP (SR NOTE)
  1,000,000        6.375%, 01/15/12 ....................      A2        991,735
                 SALOMON SMITH BARNEY
                  HOLDINGS NOTE
  3,000,000        6.250%, 05/15/03 ....................     AA3      3,129,270
                 WELLS FARGO BANK NA (SUB NOTE)
  1,000,000        6.450%, 02/01/11 ....................     AA2      1,021,890
                                                                    -----------
                 TOTAL FINANCIAL SERVICES                            32,301,218
                                                                    -----------
  HEALTH CARE--0.70%
                 JOHNSON & JOHNSON DEB
  1,000,000        6.950%, 09/01/29 ....................     AAA      1,057,980
                 MERCK & CO, INC DEB
  1,000,000        5.950%, 12/01/28 ....................     AAA        939,480
                                                                    -----------
                 TOTAL HEALTH CARE                                    1,997,460
                                                                    -----------
  COMMERCIAL MORTGAGE BACKED SECURITIES--3.74%
                 BANK OF AMERICA -FIRST UNION NB
                  SERIES 2001-3 (CLASS A2)
  1,750,000        5.464%, 04/11/37 ....................     AAA      1,661,021
                 JP MORGAN COMMERCIAL MORTGAGE
                  FINANCE CORP SERIES 1997-C5
                  (CLASS A2)
  2,649,867        7.069%, 09/15/29 ....................     AAA      2,785,775
                 JP MORGAN CHASE COMMERCIAL
                  MORTGAGE SECURITIES CORP
                  SERIES 2001-CIBC (CLASS A3)
  1,750,000        6.260%, 03/15/33 ....................      NR      1,757,382
                 JP MORGAN CHASE COMMERCIAL
                  MORTGAGE SECURITIES CORP
                  SERIES 2001-CIB3 (CLASS A2)
  1,500,000        6.044%, 11/15/35 ....................     AAA      1,513,470
                 LB COMMERCIAL CONDUIT MORTGAGE
                  TRUST SERIES 1998-C4 (CLASS A1B)
  2,900,000        6.210%, 10/15/35 ....................     AAA      2,948,303
                                                                    -----------
                 TOTAL COMMERCIAL MORTGAGE
                   BACKED SECURITIES                                 10,665,951
                                                                    -----------
  PRODUCER DURABLES--0.71%
                 INGERSOLL-RAND CO NOTE
  1,000,000        5.750%, 02/14/03 ....................      A3      1,028,300
                 TYCO INTERNATIONAL GROUP S.A.
                  (GUARANTEE NOTE)
  1,000,000        5.800%, 08/01/06 ....................    BAA1      1,002,730
                                                                    -----------
                 TOTAL PRODUCER DURABLES                              2,031,030
                                                                    -----------
  TRANSPORTATION--0.53%
                 CSX CORP DEB
  1,400,000        7.900%, 05/01/17 ....................    BAA2      1,513,638
                                                                    -----------
                 TOTAL TRANSPORTATION                                 1,513,638
                                                                    -----------
  UTILITIES--4.33%
                 BELLSOUTH TELECOMMUNICATION NOTE
  1,000,000        6.500%, 06/15/05 ....................     AA2      1,059,500

  PRINCIPAL                                                RATINGS+      VALUE
  ---------                                                --------      -----
                 CENTRAL POWER & LIGHT CO
                  (FIRST MORTGAGE)
$ 2,500,000        6.625%, 07/01/05 ....................      A3    $ 2,542,027
                 CINGULAR WIRELESS NOTE
    500,000      g 6.500%, 12/15/11 ....................      A3        503,950
                 DETROIT EDISON CO
                  (FIRST MORTGAGE)
  1,000,000        6.125%, 10/01/10 ....................      A3        978,920
                 GEORGIA POWER CO (SR NOTE)
  1,000,000        5.500%, 12/01/05 ....................      A2      1,003,171
                 QWEST CAPITAL FUNDING, INC
                  (GUARANTEE NOTE)
  1,000,000        7.000%, 08/03/09 ....................    BAA1        960,900
                 SBC COMMUNICATIONS, INC NOTE
  1,000,000        6.250%, 03/15/11 ....................     AA3      1,018,000
                 SPRINT CAPITAL CORP (GUARANTEE NOTE)
  1,250,000        6.900%, 05/01/19 ....................    BAA1      1,169,150
                 VERIZON GLOBAL FUNDING CORP NOTE
  1,000,000        6.750%, 12/01/05 ....................      A1      1,055,460
                 VERIZON WIRELESS, INC NOTE
  1,000,000      g 5.375%, 12/15/06 ....................      A2        995,418
                 WORLDCOM, INC NOTE
  1,000,000      g 7.375%, 01/15/06 ....................      A3      1,039,030
                                                                    -----------
                 TOTAL UTILITIES                                     12,325,526
                                                                    -----------



                 TOTAL CORPORATE BONDS
                  (COST $96,370,577)                                 98,750,921
                                                                    -----------
 GOVERNMENT BONDS--63.31%
  AGENCY SECURITIES--13.13%
                 FEDERAL HOME LOAN MORTGAGE CORP
                  (FHLMC)
  2,000,000        5.250%, 01/15/06 ....................     AAA      2,043,120
  5,700,000        5.750%, 04/15/08 ....................              5,852,304
  2,500,000        5.875%, 03/21/11 ....................     AA2      2,470,700
  6,000,000        6.875%, 01/15/05 ....................     AAA      6,463,140
                 FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION (FNMA)
  3,000,000        5.500%, 02/15/06 ....................     AAA      3,090,930
  3,000,000        5.500%, 05/02/06 ....................     AA2      3,058,110
  4,000,000        5.250%, 01/15/09 ....................              3,963,120
  9,100,000        5.500%, 03/15/11 ....................     AAA      8,939,294
  1,500,000        6.250%, 02/01/11 ....................     AAA      1,523,670
                                                                    -----------
                 TOTAL AGENCY SECURITIES                             37,404,388
                                                                    -----------
  FOREIGN GOVERNMENT BONDS--1.54%
                 CANADA GOVERNMENT
  1,000,000        6.750%, 08/28/06 ....................     AA1      1,086,310
                 MALAYSIA
    500,000        7.500%, 07/15/11 ....................    BAA2        519,390
                 UNITED MEXICAN STATES NOTE
  1,000,000        9.875%, 01/15/07 ....................    BAA3      1,132,500
                 QUEBEC PROVINCE CANADA
    500,000        7.000%, 01/30/07 ....................      A2        538,890
  1,000,000        7.500%, 09/15/29 ....................      A1      1,117,940
                                                                    -----------
                   TOTAL FOREIGN GOVERNMENT BONDS                     4,395,030
                                                                    -----------
  MORTGAGE BACKED SECURITIES--36.75%
                 FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
  5,299,636        6.500%, 01/01/29 ..............................    5,325,075
 12,000,000      h 6.500%, 01/25/32 ..............................   12,015,000
    621,844        7.000%, 09/01/10 ..............................      647,557
  2,559,646        7.000%, 10/01/20 ..............................    2,625,327
  4,910,665        7.000%, 10/01/31 ..............................    5,007,307
  5,000,000      h 7.000%, 01/25/32 ..............................    5,098,450
  2,000,000      h 7.500%, 01/15/17 ..............................    2,095,000
 12,000,000      h 7.500%, 01/25/32 ..............................   12,390,000
    765,498        8.000%, 01/01/31 ..............................      802,816

+As provided by Moody's Investors Service (Unaudited)

     SEE NOTES TO FINANCIAL STATEMENTS

76  TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

          Statement of Investments - Bond Plus Fund - December 31, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                                RATINGS+      VALUE
  ---------                                                --------      -----
  MORTGAGE BACKED SECURITIES--(CONTINUED)
                 FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
$ 5,000,000      h 8.000%, 01/25/32                    $ 5,243,750
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
    944,967        6.000%, 12/01/08 ..............................      963,753
  1,687,791        6.000%, 03/01/13 ..............................    1,707,471
    696,594        6.000%, 12/01/13 ..............................      705,002
  2,141,420        6.000%, 01/01/19 ..............................    2,126,816
  5,000,000      h 6.000%, 01/25/32 ..............................    4,889,050
  2,491,510        6.500%, 10/01/16 ..............................    2,539,771
  5,000,000      h 6.500%, 01/25/32 ..............................    5,000,000
 12,000,000      h 7.000%, 01/25/32 ..............................   12,225,000
    450,112        7.500%, 01/01/29 ..............................      467,581
    905,130        8.000%, 03/01/23 ..............................      961,954
    247,539        9.000%, 11/01/25 ..............................      267,956
    261,804        9.000%, 10/01/26 ..............................      281,052
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
    364,024        6.500%, 09/15/23 ..............................      368,870
  1,522,961      h 6.500%, 12/15/28 ..............................    1,528,185
  1,578,641      h 6.500%, 03/15/29 ..............................    1,584,056
  1,939,140        6.500%, 06/15/31 ..............................    1,945,792
    444,157        7.000%, 06/20/31 ..............................      452,210
  2,767,281        7.000%, 07/20/31 ..............................    2,817,453
  6,000,000      h 7.000%, 01/15/32 ..............................    6,127,500
    400,885        7.500%, 08/15/28 ..............................      416,127
    860,348        7.500%, 11/15/23 ..............................      897,628
  3,869,892        8.500%, 10/20/30 ..............................    4,092,411
  1,000,000      h 8.500%, 01/15/32 ..............................    1,060,310
                                                                   ------------
                 TOTAL MORTGAGE BACKED SECURITIES                   104,676,230
                                                                   ------------
U.S. TREASURY SECURITIES--11.89%
                 U.S. TREASURY BOND
 18,300,000        7.250%, 05/15/16 ..............................   21,156,449
                 U.S. TREASURY NOTE
  2,753,125        3.625%, 01/15/08 ..............................    2,780,266
                 U.S. TREASURY STRIP
 10,500,000        0.000%, 02/15/10 ..............................    6,850,095
  6,600,000        0.000%, 02/15/15 ..............................    3,081,738
                                                                   ------------
                 TOTAL U.S. TREASURY SECURITIES                      33,868,548
                                                                   ------------

                 TOTAL GOVERNMENT BONDS
                  (COST $179,502,248)                               180,344,196
                                                                   ------------

                 TOTAL BONDS
                  (COST $275,872,825)                               279,095,117
                                                                   ------------
TIAA-CREF MUTUAL FUND--0.54%
    171,864        TIAA-CREF HIGH YIELD BOND FUND ................    1,536,461
                                                                   ------------

                   TOTAL TIAA-CREF MUTUAL FUND
                    (COST $1,699,830)                                 1,536,461
                                                                   ------------

  PRINCIPAL                                                RATINGS+      VALUE
  ---------                                                --------      -----
 SHORT TERM INVESTMENTS--24.68%
  COMMERCIAL PAPER--7.18%
                 CIESCO LP
$ 5,000,000      d 1.830%, 02/11/02 .............................. $  4,989,579
                 ENTERPRISE FUNDING CORP
  3,717,000    c,d 1.820%, 01/11/02 ..............................    3,715,038
                 PARK AVENUE RECEIVABLES CORP
  1,760,000    c,d 1.880%, 01/18/02 ..............................    1,758,438
                 PFIZER, INC
  5,000,000    c,d 1.790%, 01/30/02 ..............................    4,992,790
                 UBS FINANCE (DELAWARE), INC
  5,000,000      d 1.740%, 02/13/02 ..............................    4,989,608
                                                                   ------------
                 TOTAL COMMERCIAL PAPER                              20,445,453
                                                                   ------------
  U.S. GOVERNMENT AND AGENCY--17.50%
                 FEDERAL HOME LOAN BANK (FHLB)
 11,460,000      d 1.830%, 01/02/02 ..............................   11,459,443
 11,600,000      d 1.750%, 01/07/02 ..............................   11,596,617
                 FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
  2,695,000      d 2.000%, 01/02/02 ..............................    2,694,860
  6,860,000      d 1.780%, 01/09/02 ..............................    6,857,287
  2,570,000      d 2.270%, 01/10/02 ..............................    2,568,702
  2,575,000      d 1.720%, 02/26/02 ..............................    2,568,110
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
 12,125,000      d 1.815%, 02/07/02 ..............................   12,103,563
                                                                   ------------
                 TOTAL U.S. GOVERNMENT AND AGENCY                     49,848,582
                                                                   ------------

                 TOTAL SHORT TERM INVESTMENTS
                  (Cost $70,294,035)                                 70,294,035
                                                                   ------------

                 TOTAL PORTFOLIO--123.19%
                  (Cost $347,866,690)                               350,925,613

                 OTHER ASSETS & LIABILITIES, NET--(23.19%)         (66,060,936)
                                                                   ------------

                 NET ASSETS--100.00%                               $284,864,677
                                                                   ============


----------
c Commercial paper issued under the private placement exemption under section 4(2) of the Securities Act of 1933.

d All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.

g Securities are exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified buyers. At December 31, 2001, the value of these securities amounted to $ 4,971,951 or 1.75% of net assets.

h    These securities were purchased on a delayed delivery basis.

At December 31, 2001, the aggregate cost of portfolio investments for federal income tax purposes was $348,323,969. Net unrealized appreciation of portfolio investments aggregated $2,601,644, of which $4,216,701 related to appreciated portfolio investments and $1,615,057 related to depreciated portfolio investments.


                        SEE NOTES TO FINANCIAL STATEMENTS

                                  2001 ANNUAL REPORT  TIAA-CREF Mutual Funds  77

        Statement of Investments - Money Market Fund - December 31, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                                            VALUE
  ---------                                                            -----
SHORT TERM INVESTMENTS--99.83%
 BANK NOTES--0.27%
                 HARRIS TRUST AND SAVINGS BANK
$ 2,000,000        4.070%, 06/10/02 .............................. $  2,000,000
                                                                   ------------
                 TOTAL BANK NOTES                                     2,000,000
                                                                   ------------
 CERTIFICATES OF DEPOSIT--6.03%
                 CANADIAN IMPERIAL BANK OF COMMERCE
  8,000,000        4.100%, 05/07/02 ..............................    8,000,000
                 COMMERZBANK
  5,000,000        4.180%, 05/21/02 ..............................    4,999,813
                 RABOBANK
  5,000,000        4.240%, 06/18/02 ..............................    4,999,777
                 REGIONS BANK (ALABAMA)
  8,000,000        5.250%, 02/15/02 ..............................    7,999,964
                 TORONTO DOMINION BANK
  8,815,000        4.730%, 04/18/02 ..............................    8,815,000
                 WESTDEUTSCHE LANDESBANK NY B
  6,045,000        1.900%, 02/08/02 ..............................    6,045,000
  5,000,000        2.000%, 11/08/02 ..............................    5,000,000
                                                                   ------------
                 TOTAL CERTIFICATES OF DEPOSIT                       45,859,554
                                                                   ------------
 COMMERCIAL PAPER--74.21%
                 ABN AMRO NORTH AMERICA FINANCE, INC
  2,600,000        1.760%, 03/20/02 ..............................    2,590,085
                 AMERICAN HONDA FINANCE CORP
  5,000,000        1.900%, 01/08/02 ..............................    4,998,153
  4,545,000        1.920%, 01/25/02 ..............................    4,539,182
  5,000,000        2.040%, 02/20/02 ..............................    4,985,833
  9,250,000        2.020%, 02/22/02 ..............................    9,223,011
                 ASSET SECURITIZATION COOPERATIVE CORP
  5,000,000      c 2.120%, 01/03/02 ..............................    4,999,411
  5,000,000      c 1.970%, 01/04/02 ..............................    4,999,179
  5,000,000      c 1.830%, 01/18/02 ..............................    4,995,679
                 BELLSOUTH CORP
  2,400,000      c 2.260%, 01/25/02 ..............................    2,396,384
                 BETA FINANCE, INC
  3,500,000      c 2.250%, 01/07/02 ..............................    3,498,688
  1,250,000      c 2.070%, 02/15/02 ..............................    1,246,766
                 CANADIAN WHEAT BOARD
  5,330,000        1.820%, 02/08/02 ..............................    5,319,760
                 CATERPILLAR FINANCIAL SERVICES CORP
  5,000,000        2.250%, 01/09/02 ..............................    4,997,500
  4,000,000        1.850%, 03/08/02 ..............................    3,986,433
                 CATERPILLAR, INC
  6,000,000      c 2.220%, 02/13/02 ..............................    5,984,090
                 CC (USA), INC
  4,075,000      c 2.080%, 01/16/02 ..............................    4,071,468
  1,500,000      c 3.430%, 02/04/02 ..............................    1,495,141
                 CIESCO LP
  4,040,000        2.040%, 01/07/02 ..............................    4,038,626
  9,000,000        2.000%, 01/09/02 ..............................    8,996,000
  8,000,000        2.060%, 01/14/02 ..............................    7,994,049
                 COCA-COLA CO
  1,184,000        1.800%, 01/28/02 ..............................    1,182,402
                 COCA-COLA ENTERPRISES, INC
 20,276,000      c 2.300%, 01/11/02 ..............................   20,263,046
                 CORPORATE ASSET FUNDING CORP, INC
 10,000,000      c 2.050%, 01/09/02 ..............................    9,995,444
  6,000,000      c 1.750%, 01/30/02 ..............................    5,991,542
  4,000,000      c 2.020%, 02/04/02 ..............................    3,992,369
                 DELAWARE FUNDING CORP
  2,498,000      c 2.070%, 01/15/02 ..............................    2,495,989
  7,419,000      c 2.030%, 02/06/02 ..............................    7,403,939
  2,715,000      c 1.820%, 02/15/02 ..............................    2,708,823
  1,175,000      c 1.820%, 03/28/02 ..............................    1,169,891
  3,000,000      c 2.270%, 03/28/02 ..............................    2,983,732

  PRINCIPAL                                                            VALUE
  ---------                                                            -----
                 EDISON ASSET SECURITIZATION LLC
$ 5,000,000      c 1.940%, 01/08/02 .............................. $  4,998,114
    755,000      c 2.070%, 01/24/02 ..............................      754,002
 15,000,000      c 1.850%, 02/08/02 ..............................   14,970,708
  2,950,000      c 1.760%, 03/20/02 ..............................    2,938,751
                 EMERSON ELECTRIC CO
 10,000,000      c 1.760%, 01/29/02 ..............................    9,986,311
                 ENTERPRISE FUNDING CORP
 10,000,000      c 1.900%, 01/07/02 ..............................    9,996,833
 12,000,000      c 2.050%, 02/01/02 ..............................   11,978,817
  3,000,000      c 1.750%, 03/11/02 ..............................    2,989,938
                 EQUILON ENTERPRISES LLC
  5,580,000        1.920%, 01/08/02 ..............................    5,577,917
  5,995,000        1.750%, 01/14/02 ..............................    5,991,211
  3,250,000        1.900%, 01/18/02 ..............................    3,247,084
                 GENERAL ELECTRIC CAPITAL CORP
  2,250,000        1.810%, 03/28/02 ..............................    2,240,271
  1,600,000        1.820%, 03/28/02 ..............................    1,593,044
                 GOVCO, INC
  2,000,000      c 1.890%, 02/05/02 ..............................    1,996,325
 16,000,000      c 1.810%, 02/26/02 ..............................   15,954,951
  6,900,000      c 1.810%, 02/27/02 ..............................    6,880,226
                 GREYHAWK FUNDING LLC
    700,000      c 2.000%, 01/23/02 ..............................      699,144
  4,885,000      c 2.100%, 01/25/02 ..............................    4,878,161
 10,000,000      c 1.750%, 02/04/02 ..............................    9,983,472
  6,510,000      c 1.820%, 02/05/02 ..............................    6,498,481
                 HARLEY-DAVIDSON FUNDING CORP
 10,000,000      c 2.040%, 01/15/02 ..............................    9,992,067
  5,811,000      c 1.880%, 01/25/02 ..............................    5,803,717
  4,485,000      c 1.770%, 02/06/02 ..............................    4,477,062
  2,000,000      c 1.800%, 02/22/02 ..............................    1,994,800
                 HOME DEPOT REAL ESTATE FUNDING CORP
  5,000,000      c 1.800%, 05/06/02 ..............................    4,968,750
                 HOME DEPOT, INC
  5,000,000        2.050%, 05/06/02 ..............................    4,964,410
  5,000,000        1.780%, 05/21/02 ..............................    4,965,389
                 KIMBERLY-CLARK CORP
  6,000,000      c 1.860%, 01/28/02 ..............................    5,991,630
                 KIMBERLY-CLARK WORLDWIDE, INC
  7,000,000      c 2.060%, 01/30/02 ..............................    6,988,384
                 KITTY HAWK FUNDING CORP
  2,000,000      c 2.100%, 01/04/02 ..............................    1,999,650
  4,000,000      c 2.000%, 01/15/02 ..............................    3,996,889
  9,500,000      c 1.780%, 01/16/02 ..............................    9,492,954
  4,235,000      c 2.120%, 01/30/02 ..............................    4,227,768
                 MCGRAW-HILL, INC
  5,000,000        2.240%, 01/22/02 ..............................    4,993,467
  5,000,000        1.910%, 03/01/02 ..............................    4,984,349
  9,850,000        2.050%, 03/12/02 ..............................    9,810,737
                 MERCK & CO, INC
 10,000,000        1.790%, 02/01/02 ..............................    9,984,586
                 MORGAN STANLEY DEAN WITTER
 13,095,000        2.030%, 01/25/02 ..............................   13,077,278
                 PACCAR FINANCIAL CORP
  7,600,000        2.180%, 01/28/02 ..............................    7,587,574
  2,600,000        1.870%, 02/28/02 ..............................    2,592,167
  1,360,000        1.720%, 03/06/02 ..............................    1,355,841
                 PARK AVENUE RECEIVABLES CORP
  5,000,000      c 2.000%, 01/02/02 ..............................    4,999,722
 10,000,000      c 2.320%, 01/16/02 ..............................    9,990,333
                 PFIZER, INC
  8,000,000      c 2.000%, 01/25/02 ..............................    7,989,333
  4,000,000      c 1.810%, 01/31/02 ..............................    3,993,967
                 PITNEY BOWES, INC
  5,000,000        1.900%, 01/11/02 ..............................    4,997,361


                        SEE NOTES TO FINANCIAL STATEMENTS

78  TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

        Statement of Investments - Money Market Fund - December 31, 2001
--------------------------------------------------------------------------------

  PRINCIPAL                                                            VALUE
  ---------                                                            -----
 COMMERCIAL PAPER--(CONTINUED)
                 PREFERRED RECEIVABLES FUNDING CORP
$ 2,902,000      c 2.030%, 01/17/02 .............................. $  2,899,382
  5,000,000      c 1.850%, 01/31/02 ..............................    4,992,292
                 PROCTER & GAMBLE CO
  9,750,000      c 2.000%, 01/23/02 ..............................    9,738,083
  6,975,000      c 2.000%, 01/29/02 ..............................    6,964,150
  5,000,000      c 1.770%, 03/05/02 ..............................    4,984,513
                 RECEIVABLES CAPITAL CORP
  1,839,000      c 2.120%, 01/23/02 ..............................    1,836,617
  6,189,000      c 1.770%, 01/28/02 ..............................    6,180,784
  8,107,000      c 2.020%, 02/15/02 ..............................    8,086,530
                 RESEAU FERRE DE FRANCE
  9,520,000        1.990%, 02/04/02 ..............................    9,502,108
                 SBC COMMUNICATIONS, INC
 10,000,000      c 1.950%, 01/24/02 ..............................    9,987,542
  5,000,000      c 2.230%, 01/25/02 ..............................    4,992,567
                 SCHERING CORP
 15,400,000        1.820%, 01/10/02 ..............................   15,392,993
  5,000,000        2.040%, 02/12/02 ..............................    4,988,100
  4,510,000        2.040%, 02/15/02 ..............................    4,498,500
                 SWEDISH EXPORT CREDIT CORP
  7,725,000        1.750%, 02/07/02 ..............................    7,711,106
  5,475,000        1.800%, 03/12/02 ..............................    5,455,838
                 UBS FINANCE, INC (DELAWARE)
  2,800,000        1.800%, 03/26/02 ..............................    2,788,371
  7,200,000        1.760%, 03/27/02 ..............................    7,170,080
                 WESTDEUTSCHE LANDESBANK
  5,000,000      c 1.860%, 02/04/02 ..............................    4,991,217
  7,145,000        1.800%, 04/10/02 ..............................    7,109,632
                                                                   ------------
                 TOTAL COMMERCIAL PAPER                             564,186,966
                                                                   ------------
 MEDIUM TERM BONDS--1.89%
                 BETA FINANCE, INC
  5,000,000        4.310%, 05/10/02 ..............................    5,000,000
                 CC (USA), INC
  2,500,000        4.315%, 05/10/02 ..............................    2,501,418
                 GENERAL ELECTRIC CAPITAL CORP
  6,850,000        5.500%, 04/15/02 ..............................    6,871,700
                                                                   ------------
                 TOTAL MEDIUM TERM BONDS                             14,373,118
                                                                   ------------
 U.S. GOVERNMENT AND AGENCIES--14.60%
                 FEDERAL FARM CREDIT BANK (FFCB)
  1,210,000        2.220%, 10/11/02 ..............................    1,188,883
                 FEDERAL HOME LOAN BANK (FHLB)
    300,000        4.550%, 01/18/02 ..............................      299,355
  1,000,000        1.720%, 01/30/02 ..............................      998,614
  7,450,000        3.500%, 08/06/02 ..............................    7,449,582
  7,401,000        2.500%, 09/16/02 ..............................    7,268,399

  PRINCIPAL                                                            VALUE
  ---------                                                            -----

                 FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
$10,000,000        2.290%, 01/10/02 .............................. $  9,994,275
  5,310,000        2.250%, 08/15/02 ..............................    5,234,996
  2,220,000        2.130%, 09/20/02 ..............................    2,185,586
  3,397,000        2.290%, 10/10/02 ..............................    3,336,063
    400,000        2.310%, 10/10/03 ..............................      392,762
  1,500,000        2.240%, 10/23/02 ..............................    1,472,467
    200,000        2.050%, 11/07/02 ..............................      196,469
  4,780,000        2.270%, 11/07/02 ..............................    4,686,564
  2,550,000        2.280%, 11/22/02 ..............................    2,497,513
  3,000,000        2.230%, 12/23/02 ..............................    2,933,843
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
  3,500,000        1.830%, 01/02/02 ..............................    3,499,822
    492,000        2.050%, 01/10/02 ..............................      491,748
  7,580,000        2.235%, 01/17/02 ..............................    7,572,471
  7,000,000        2.270%, 01/17/02 ..............................    6,992,938
  5,000,000        1.930%, 01/31/02 ..............................    4,991,958
 10,000,000        1.815%, 02/07/02 ..............................    9,981,346
  6,650,000        1.730%, 02/14/02 ..............................    6,635,939
  5,000,000        1.820%, 02/14/02 ..............................    4,988,878
  2,038,000        3.380%, 08/09/02 ..............................    1,995,904
 12,325,000        2.260%, 09/13/02 ..............................   12,127,566
  1,640,000        2.180%, 12/13/02 ..............................    1,605,638
                                                                   ------------
                 TOTAL U.S. GOVERNMENT AND AGENCIES                 111,019,579
                                                                   ------------
 VARIABLE RATE NOTES--2.83%
                 MERRILL LYNCH & CO, INC
  5,000,000        1.650%, 03/04/02 ..............................    5,000,000
                 PACCAR FINANCIAL CORP
 10,000,000        2.145%, 06/03/02 ..............................   10,003,301
                 SIGMA FINANCE, INC
  6,500,000        1.980%, 04/10/02 ..............................    6,500,000
                                                                   ------------
                 TOTAL VARIABLE RATE NOTES                           21,503,301
                                                                   ------------

                 TOTAL SHORT TERM INVESTMENTS
                   (Cost $758,942,518)                              758,942,518
                                                                   ------------

                 TOTAL PORTFOLIO--99.83%
                  (Cost $758,942,518)                               758,942,518

                 OTHER ASSETS & LIABILITIES, NET--0.17%               1,325,705
                                                                   ------------

                 NET ASSETS--100.00%                               $760,268,223
                                                                   ============


----------
c    Commercial paper issued under the private placement exemption under Section
4(2) of the Securities Act of 1933.

At December 31, 2001, the aggregate cost of portfolio investments for federal income taxes purposes was $758,942,518.


                        SEE NOTES TO FINANCIAL STATEMENTS

                                  2001 ANNUAL REPORT  TIAA-CREF Mutual Funds  79

[TIAA CREF LOGO]
--------------------------------------------------------------------------------


                       REPORT OF MANAGEMENT RESPONSIBILITY

To the Shareholders of
  TIAA-CREF Mutual Funds:

The accompanying financial statements of the TIAA-CREF Mutual Funds (the "Funds") are the responsibility of management. They have been prepared in accordance with accounting principles generally accepted in the United States and have been presented fairly and objectively in accordance with such principles.

The Funds have established and maintain a strong system of internal controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, the Funds' internal audit personnel provide a continuing review of the internal controls and operations of the Funds, and the internal Auditor regularly reports to the Audit Committee of the Funds' Board of Trustees.

The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. To maintain auditor independence and avoid even the appearance of conflict of interest, it continues to be the Funds' policy that any non-audit services be obtained from a firm other than the external financial audit firm. For the periods covered by these financial statements, the Funds did not engage Ernst & Young LLP for any management advisory or consulting services. The independent auditor's report, which follows the notes to financial statements, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the Funds' Board of Trustees, consisting entirely of trustees who are not officers of TIAA-CREF Mutual Funds, meets regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the financial statements of the Funds by the independent auditing firm, the Securities and Exchange Commission performs periodic examinations of the Funds' operations.


                                                      /s/ MARTIN E. GALT, III
                                                   -----------------------------
                                                             President

                                                        /s/ RICHARD L. GIBBS
                                                   -----------------------------
                                                    Executive Vice President and
                                                    Principal Accounting Officer

80  TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

--------------------------------------------------------------------------------


                          REPORT OF THE AUDIT COMMITTEE

To the Shareholders of
  TIAA-CREF Mutual Funds:

The Audit Committee oversees the financial reporting process of TIAA-CREF Mutual Funds (the "Funds") on behalf of the Funds' Board of Trustees. The Audit Committee is a standing committee of the Board and operates in accordance with a formal written charter (copies are available upon request) which describes the Audit Committee's responsibilities. All members of the Audit Committee ("Committee") are independent, as defined under the listing standards of the New York Stock Exchange.

Management has the primary responsibility for the Funds' financial statements, development and maintenance of a strong system of internal controls, and compliance with applicable laws and regulations. In fulfilling its oversight responsibilities, the Committee Members, as Trustees of the Fund, reviewed and approved the audit plan of the independent auditing firm in connection with their audit. The Committee also meets regularly with the internal and independent auditors, both with and without management present, to discuss the results of their examinations, their evaluation of internal controls, and the overall quality of financial reporting. As required by its charter, the Committee will evaluate rotation of the external financial audit firm whenever circumstances warrant, but in no event will the formal evaluation be later than between their fifth and tenth years of service.

The Committee reviewed and discussed the accompanying audited financial statements with management, including a discussion of the quality and appropriateness of the accounting principles and financial reporting practices followed, the reasonableness of significant judgments, and the clarity of disclosures in the financial statements. The Committee has also discussed the audited financial statements with Ernst & Young LLP, the independent auditing firm responsible for expressing an opinion on the conformity of these audited financial statements with generally accepted accounting principles.

The discussion with Ernst & Young LLP focused on their judgments concerning the quality and appropriateness of the accounting principles and financial reporting practices followed by the Funds, the clarity of the financial statements and related disclosures, and other significant matters, such as any significant changes in accounting policies, management judgments and estimates, and the nature of any uncertainties or unusual transactions. In addition, the Committee discussed with Ernst & Young LLP the auditors' independence from management and the Funds, and has received a written disclosure regarding such independence, as required by the Independence Standards Board.

Based on the review and discussions referred to above, the Committee has approved the release of the accompanying audited financial statements for publication and filing with appropriate regulatory authorities.

Maceo K. Sloan, Audit Committee Chair
Martin J. Gruber, Audit Committee Member
Nestor V. Santiago, Audit Committee Member
David K. Storrs, Audit Committee Member

February 12, 2002



                                   2001 ANNUAL REPORT TIAA-CREF Mutual Funds  81

TIAA-CREF MUTUAL FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
December 31, 2001
                                                         INTERNATIONAL          GROWTH              GROWTH &             EQUITY
                                                            EQUITY              EQUITY               INCOME               INDEX
                                                             FUND                FUND                 FUND                FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

  Portfolio investments, at cost                        $282,563,340        $743,467,719         $607,291,936        $110,721,553
  Net unrealized appreciation (depreciation)
    of portfolio investments                             (22,180,799)        (84,104,227)          29,760,306         (13,732,452)
-----------------------------------------------------------------------------------------------------------------------------------
  Portfolio investments, at value                        260,382,541         659,363,492          637,052,242          96,989,101
  Cash                                                            --              19,721               18,982              19,897
  Receivable from securities transactions                  6,131,561           1,185,838            4,903,784                  12
  Receivable for Fund shares sold                            514,005             885,553              745,611           1,035,376
  Dividends and interest receivable                          395,745             519,557              614,259             100,165
-----------------------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                         267,423,852         661,974,161          643,334,878          98,144,551
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

  Accrued management fee                                     103,404             252,315              226,705              20,892
  Due to custodian                                         3,880,391                  --                   --                  --
  Payable for securities transactions                        924,324           3,746,922            4,915,220             406,471
  Payable for Fund shares redeemed                         2,989,610           4,801,047              560,869              31,040
  Income distribution payable                                 34,517               1,632                   --                  --
  Other payables and accrued expenses                             --               3,064                   --                  77
-----------------------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                      7,932,246           8,804,980            5,702,794             458,480
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                              $259,491,606        $653,169,181         $637,632,084        $ 97,686,071
===================================================================================================================================

NET ASSETS CONSIST OF:

  Paid in capital                                       $356,584,304        $924,950,116         $711,376,878        $112,859,240
  Accumulated undistributed
    net investment income                                     11,882             963,934              109,387             140,030
  Accumulated undistributed net realized gain (loss)
    on total investments                                 (74,917,309)       (188,640,124)        (103,613,566)         (1,580,747)
  Accumulated net unrealized appreciation
    (depreciation) on total investments                  (22,187,271)        (84,104,745)          29,759,385         (13,732,452)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                              $259,491,606        $653,169,181         $637,632,084        $ 97,686,071
===================================================================================================================================
Outstanding shares of beneficial interest,
  unlimited shares authorized ($.0001 par value)          32,144,549          66,310,854           52,813,121          12,134,963
NET ASSET VALUE PER SHARE                                      $8.07               $9.85               $12.07               $8.05
===================================================================================================================================

                                               See notes to financial statements

82  TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

                                                                                              STATEMENTS OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------

SOCIAL CHOICE         MANAGED           HIGH-YIELD         SHORT-TERM         TAX-EXEMPT             BOND               MONEY
   EQUITY           ALLOCATION             BOND               BOND               BOND                PLUS              MARKET
    FUND               FUND                FUND               FUND               FUND                FUND               FUND
------------------------------------------------------------------------------------------------------------------------------------


$73,446,219        $357,431,867       $ 93,960,591        $58,519,124        $71,856,114        $347,866,690       $758,942,518

 (7,979,953)        (38,707,120)        (4,594,951)         1,402,871            553,601           3,058,923                 --
------------------------------------------------------------------------------------------------------------------------------------
 65,466,266         318,724,747         89,365,640         59,921,995         72,409,715         350,925,613        758,942,518
     10,812                  --            104,914             34,347             60,871              36,366             18,031
         --             764,000              1,500                 --          1,394,653          10,079,655                 --
    675,541             547,629            640,433            389,417            293,223             692,368          4,641,543
     54,955               3,237          2,200,509          1,045,766          1,101,124           3,038,569          1,721,374
------------------------------------------------------------------------------------------------------------------------------------
 66,207,574         320,039,613         92,312,996         61,391,525         75,259,586         364,772,571        765,323,466
------------------------------------------------------------------------------------------------------------------------------------



     14,773                  --             26,514             15,160             18,461              70,606            188,296
         --             461,895                 --                 --                 --                  --                 --
    396,235               2,497                 --                 --          1,393,253          79,409,871                 --
      3,701             330,921             69,838             62,550            173,455             424,751          4,847,726
         --                  --                 --                190                 --               1,089             16,184
         68                  --                 89                 68                 84               1,577              3,037
------------------------------------------------------------------------------------------------------------------------------------
    414,777             795,313             96,441             77,968          1,585,253          79,907,894          5,055,243
------------------------------------------------------------------------------------------------------------------------------------

$65,792,797        $319,244,300       $ 92,216,555        $61,313,557        $73,674,333        $284,864,677       $760,268,223
====================================================================================================================================



$74,660,183        $356,943,472       $100,671,564        $59,646,164        $73,189,902        $282,341,531       $760,201,201

     57,018           2,266,088              1,124              1,060              8,167              13,611                 --

   (944,451)         (1,258,140)        (3,861,182)           263,462            (77,337)           (549,388)            67,022

 (7,979,953)        (38,707,120)        (4,594,951)         1,402,871            553,601           3,058,923                 --
------------------------------------------------------------------------------------------------------------------------------------

$65,792,797        $319,244,300       $ 92,216,555        $61,313,557        $73,674,333        $284,864,677       $760,268,223
====================================================================================================================================

  7,941,687          30,409,789         10,320,361          5,853,100          7,100,391          27,982,614        760,201,201
      $8.28              $10.50              $8.94             $10.48             $10.38              $10.18              $1.00
====================================================================================================================================

See notes to financial statements


                                  2001 ANNUAL REPORT  TIAA-CREF Mutual Funds  83

TIAA-CREF MUTUAL FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
For the Year Ended December 31, 2001

                                                         INTERNATIONAL          GROWTH              GROWTH &             EQUITY
                                                            EQUITY              EQUITY               INCOME               INDEX
                                                             FUND                FUND                 FUND                FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

  Interest                                               $    60,107        $    265,946          $   268,682          $   28,006
  Dividends                                                4,544,841           3,829,053            7,749,110           1,055,790
  Foreign taxes withheld                                    (500,051)             (9,774)             (48,280)               (135)
-----------------------------------------------------------------------------------------------------------------------------------
    Total income                                           4,104,897           4,085,225            7,969,512           1,083,661
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES:

  Management fees                                          2,552,418           6,475,168            5,858,638             597,712
  Trustee fees and expenses                                      772               2,045                1,890                 236
-----------------------------------------------------------------------------------------------------------------------------------
  Total expenses before waiver                             2,553,190           6,477,213            5,860,528             597,948
    Less expenses waived by the advisor                   (1,289,100)         (3,407,983)          (3,149,805)           (393,232)
-----------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                           1,264,090           3,069,230            2,710,723             204,716
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                    2,840,807           1,015,995            5,258,789             878,945
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON TOTAL INVESTMENTS

  Realized gain (loss) on:
    Portfolio investments                                (64,496,694)       (180,932,481)         (98,167,339)         (1,546,730)
    Underlying fund distributions                                 --                  --                   --                  --
    Futures transactions                                          --            (192,190)                  --                  --
    Foreign currency transactions                           (598,337)             (3,675)             (21,133)                 --
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on total investments          (65,095,031)       (181,128,346)         (98,188,472)         (1,546,730)
-----------------------------------------------------------------------------------------------------------------------------------
  Change in unrealized appreciation (depreciation) on:
    Portfolio investments                                 (7,982,599)         (7,001,669)           1,138,127          (7,880,906)
    Futures transactions                                          --            (218,393)                  --                  --
    Translation of assets (other than portfolio investments)
      and liabilities denominated in foreign currencies       35,314                  --                 (550)                 --
-----------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
    (depreciation) on total investments                   (7,947,285)         (7,220,062)           1,137,577          (7,880,906)
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
    gain (loss) on total investments                     (73,042,316)       (188,348,408)         (97,050,895)         (9,427,636)
-----------------------------------------------------------------------------------------------------------------------------------

  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                           $(70,201,509)      $(187,332,413)        $(91,792,106)        $(8,548,691)
===================================================================================================================================

                                               See notes to financial statements

84  TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

                                                                                                           STATEMENTS OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------


 SOCIAL CHOICE         MANAGED           HIGH-YIELD         SHORT-TERM         TAX-EXEMPT             BOND               MONEY
    EQUITY           ALLOCATION             BOND               BOND               BOND                PLUS              MARKET
     FUND               FUND                FUND               FUND               FUND                FUND               FUND
-----------------------------------------------------------------------------------------------------------------------------------


    $ 23,598            $ 15,400         $8,052,080         $2,680,078         $2,713,813         $16,252,554        $30,533,380
     674,578           8,840,598            231,701                 --                 --             151,602                 --
      (2,453)                 --                 --                 --                 --                  --                 --
-----------------------------------------------------------------------------------------------------------------------------------
     695,723           8,855,998          8,283,781          2,680,078          2,713,813          16,404,156         30,533,380
-----------------------------------------------------------------------------------------------------------------------------------



     392,962                  --            675,017            378,752            453,876           2,178,981          5,705,927
         153                  --                241                142                170               3,652              2,167
-----------------------------------------------------------------------------------------------------------------------------------
     393,115                  --            675,258            378,894            454,046           2,182,633          5,708,094
    (255,170)                 --           (401,796)          (236,720)          (283,672)         (1,361,863)        (3,611,346)
-----------------------------------------------------------------------------------------------------------------------------------
     137,945                  --            273,462            142,174            170,374             820,770          2,096,748
-----------------------------------------------------------------------------------------------------------------------------------
     557,778           8,855,998          8,010,319          2,537,904          2,543,439          15,583,386         28,436,632
-----------------------------------------------------------------------------------------------------------------------------------





    (944,591)         (1,422,603)        (3,197,179)           748,365            683,709           6,961,699             84,713
          --           1,853,539                 --                 --                 --                  --                 --
          --                  --                 --                 --                 --                  --                 --
          --                  --                 --                 --                 --                  --                 --
-----------------------------------------------------------------------------------------------------------------------------------
    (944,591)            430,936         (3,197,179)           748,365            683,709           6,961,699             84,713
-----------------------------------------------------------------------------------------------------------------------------------

  (5,772,364)        (38,710,220)        (1,538,046)           772,256           (862,492)         (1,470,497)                --
          --                  --                 --                 --                 --                  --                 --

          --                  --                 --                 --                 --                  --                 --
-----------------------------------------------------------------------------------------------------------------------------------

  (5,772,364)        (38,710,220)        (1,538,046)           772,256           (862,492)         (1,470,497)                --
-----------------------------------------------------------------------------------------------------------------------------------

  (6,716,955)        (38,279,284)        (4,735,225)         1,520,621           (178,783)          5,491,202             84,713
-----------------------------------------------------------------------------------------------------------------------------------


 $(6,159,177)       $(29,423,286)        $3,275,094         $4,058,525         $2,364,656         $21,074,588        $28,521,345
===================================================================================================================================

See notes to financial statements

                                  2001 ANNUAL REPORT  TIAA-CREF Mutual Funds  85

TIAA-CREF MUTUAL FUNDS
----------------------------------------------------------------------------------------------------------------------------------
For the Year Ended December 31, 2001

                                                         INTERNATIONAL          GROWTH              GROWTH &             EQUITY
                                                            EQUITY              EQUITY               INCOME               INDEX
                                                             FUND                FUND                 FUND                FUND
----------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:

  Net increase (decrease) in net assets
    resulting from operations                          $ (70,201,509)      $(187,332,413)        $(91,792,106)       $ (8,548,691)
  Adjustments to reconcile net increase (decrease)
    in net assets resulting from operations to net
    cash used in operating activities:
    Purchases of long-term securities                   (355,300,764)       (319,772,529)        (507,790,271)        (43,536,234)
    Proceeds from sales of long-term securities          285,707,906         258,997,365          436,323,456           4,772,525
    Purchases of short-term investments-net                4,278,412           1,275,606            1,452,993            (361,764)
    Decrease (increase) in receivables                       (95,101)           (144,609)               2,101             (41,846)
    Increase (decrease) in payables                        3,876,894             (72,452)             (12,282)              6,210
    Net realized (gain) loss on total investments         65,095,031         181,128,346           98,188,472           1,546,730
    Unrealized (appreciation) depreciation on
      total investments                                    7,947,285           7,220,062           (1,137,577)          7,880,906
----------------------------------------------------------------------------------------------------------------------------------
      Net cash used in operating activities              (58,691,846)        (58,700,624)         (64,765,214)        (38,282,164)
----------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:

    Proceeds from Fund shares sold                       197,727,372         138,219,799          146,159,071          29,456,075
    Payments for Fund shares redeemed                   (131,926,353)        (64,593,153)         (77,017,251)         (2,153,263)
    Cash dividends paid                                      (53,087)           (135,729)            (275,435)            (30,277)
    Exchanges among the Funds--net                        (8,397,391)        (14,770,572)          (4,092,143)         11,028,232
    Proceeds from the financing of dollar roll
      transactions--net                                           --                  --                   --                  --
----------------------------------------------------------------------------------------------------------------------------------
      Net cash provided by financing activities           57,350,541          58,720,345           64,774,242          38,300,767
----------------------------------------------------------------------------------------------------------------------------------
  Increase (decrease) in cash                             (1,341,305)             19,721                9,028              18,603

CASH

    Beginning of year                                      1,341,305                  --                9,954               1,294
----------------------------------------------------------------------------------------------------------------------------------

    End of year                                        $          --       $      19,721         $     18,982        $     19,897
==================================================================================================================================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

  Non-cash financing activities not included above:
    Reinvestment of distributions                        $ 2,165,988         $ 3,718,917          $ 4,843,580           $ 834,230
==================================================================================================================================

                        See notes to financial statements

86   TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

                                                                                                           STATEMENTS OF CASH FLOWS
------------------------------------------------------------------------------------------------------------------------------------


 SOCIAL CHOICE         MANAGED           HIGH-YIELD         SHORT-TERM         TAX-EXEMPT             BOND               MONEY
    EQUITY           ALLOCATION             BOND               BOND               BOND                PLUS              MARKET
     FUND               FUND                FUND               FUND               FUND                FUND               FUND
------------------------------------------------------------------------------------------------------------------------------------



$ (6,159,177)       $(29,423,286)       $ 3,275,094        $ 4,058,525       $  2,364,656      $   21,074,588       $ 28,521,345



 (36,551,829)        (38,824,270)       (87,522,989)       (89,483,209)      (207,905,604)     (1,318,861,246)                --
   3,027,201          10,640,927         55,186,193         59,076,709        173,442,772       1,263,773,901                 --
     324,693           1,853,539            493,143          1,308,835            146,984         (14,229,675)      (148,732,607)
     (28,271)              7,895           (710,851)          (596,093)          (363,519)           (607,105)          (811,557)
       6,179            (317,692)             8,354              7,653              8,700               6,851             40,042
     944,591            (430,936)         3,197,179           (748,365)          (683,709)         (6,961,699)           (84,713)

   5,772,364          38,710,220          1,538,046           (772,256)           862,492           1,470,497                 --
------------------------------------------------------------------------------------------------------------------------------------
 (32,664,249)        (17,783,603)       (24,535,831)       (27,148,201)       (32,127,228)        (54,333,888)      (121,067,490)
------------------------------------------------------------------------------------------------------------------------------------



  33,911,774          62,137,795         50,601,183         62,443,168         66,337,055          64,379,585        589,197,227
  (1,569,915)        (24,250,743)       (28,536,302)       (41,692,452)       (42,383,066)        (25,657,644)      (489,060,864)
     (42,848)           (973,168)        (1,624,332)          (468,726)          (788,712)         (1,026,994)          (616,496)
     374,553         (19,130,281)         4,056,627          6,895,663          9,018,310          (6,359,026)        21,376,028

          --                  --                 --                 --                 --          23,012,980                 --
------------------------------------------------------------------------------------------------------------------------------------
  32,673,564          17,783,603         24,497,176         27,177,653         32,183,587          54,348,901        120,895,895
------------------------------------------------------------------------------------------------------------------------------------
       9,315                  --            (38,655)            29,452             56,359              15,013           (171,595)



       1,497                  --            143,569              4,895              4,512              21,353            189,626
------------------------------------------------------------------------------------------------------------------------------------

$     10,812        $         --        $   104,914        $    34,347       $     60,871      $       36,366       $     18,031
====================================================================================================================================




$    507,353        $ 18,095,560        $ 6,414,792        $ 2,579,470       $  2,627,800      $   18,023,891       $ 27,864,615
====================================================================================================================================

See notes to financial statements

                                  2001 ANNUAL REPORT  TIAA-CREF Mutual Funds  87

TIAA-CREF MUTUAL FUNDS
------------------------------------------------------------------------------------------------------------------------------------

                                                            INTERNATIONAL EQUITY FUND                     GROWTH EQUITY FUND
                                                    ----------------------------------------   -------------------------------------


                                                            FOR THE            FOR THE                FOR THE            FOR THE
                                                             YEAR               YEAR                   YEAR               YEAR
                                                             ENDED              ENDED                  ENDED              ENDED
                                                         DECEMBER 31,       DECEMBER 31,           DECEMBER 31,       DECEMBER 31,
                                                             2001               2000                   2001               2000
------------------------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS

OPERATIONS:

  Net investment income (loss)                          $  2,840,807       $  1,433,038           $  1,015,995       $    (13,617)
  Net realized gain (loss) on total investments          (65,095,031)        29,320,152           (181,128,346)        38,417,817
  Net change in unrealized appreciation (depreciation)
    on total investments                                  (7,947,285)       (97,453,931)            (7,220,062)      (243,908,347)
------------------------------------------------------------------------------------------------------------------------------------
  Net decrease from operations                           (70,201,509)       (66,700,741)          (187,332,413)      (205,504,147)
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:

  From net investment income                              (2,251,029)        (1,433,038)                    --                 --
  In excess of net investment income                              --           (445,406)                    --             (6,884)
  From net realized gain on total investments                     --        (42,653,501)            (3,845,974)       (48,616,299)
------------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                   (2,251,029)       (44,531,945)            (3,845,974)       (48,623,183)
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTIONS:

  Seed money subscriptions by TIAA                                --                 --                     --                 --
  Seed money redemptions by TIAA                                  --                 --                     --                 --
  Subscriptions                                          197,327,062        195,715,107            137,349,351        371,784,502
  Reinvestment of distributions                            2,165,988         43,120,956              3,718,917         47,244,664
  Exchanges among the Funds, net                          (8,397,391)        23,457,108            (14,770,572)        21,057,550
  Redemptions                                           (129,582,596)      (136,448,494)           (67,710,709)       (96,470,692)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase from shareholder transactions            61,513,063        125,844,677             58,586,987        343,616,024
------------------------------------------------------------------------------------------------------------------------------------
  Total increase (decrease) in net assets                (10,939,475)        14,611,991           (132,591,400)        89,488,694

NET ASSETS

  Beginning of period                                    270,431,081        255,819,090            785,760,581        696,271,887
------------------------------------------------------------------------------------------------------------------------------------

  End of period                                         $259,491,606       $270,431,081           $653,169,181       $785,760,581
====================================================================================================================================

CHANGE IN FUND SHARES:

  Shares outstanding, beginning of period                 25,157,263         15,909,110             61,075,230         40,499,770
------------------------------------------------------------------------------------------------------------------------------------
  Seed money shares sold to TIAA                                  --                 --                     --                 --
  Seed money shares redeemed by TIAA                              --                 --                     --                 --
  Shares sold                                             22,647,490         12,951,065             12,751,872         21,506,906
  Shares issued in reinvestment of distributions             271,087          4,052,757                373,386          3,609,170
  Shares exchanged among the Funds, net                     (911,072)         1,364,337             (1,385,610)         1,122,885
  Shares redeemed                                        (15,020,219)        (9,120,006)            (6,504,024)        (5,663,501)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase in shares outstanding                     6,987,286          9,248,153              5,235,624         20,575,460
------------------------------------------------------------------------------------------------------------------------------------
  Shares outstanding, end of period                       32,144,549         25,157,263             66,310,854         61,075,230
====================================================================================================================================

                                               See notes to financial statements

88  TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

                                                                                                STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

    GROWTH & INCOME FUND                EQUITY INDEX FUND             SOCIAL CHOICE EQUITY FUND         MANAGED ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                FOR THE PERIOD                    FOR THE PERIOD
    FOR THE        FOR THE            FOR THE    MARCH 1, 2000         FOR THE     MARCH 1, 2000         FOR THE        FOR THE
     YEAR           YEAR               YEAR    (COMMENCEMENT OF         YEAR     (COMMENCEMENT OF         YEAR           YEAR
     ENDED          ENDED              ENDED    OPERATIONS) TO          ENDED     OPERATIONS) TO          ENDED          ENDED
 DECEMBER 31,   DECEMBER 31,       DECEMBER 31,  DECEMBER 31,       DECEMBER 31,   DECEMBER 31,       DECEMBER 31,   DECEMBER 31,
     2001           2000               2001          2000               2001           2000               2001           2000
------------------------------------------------------------------------------------------------------------------------------------




$  5,258,789   $  4,497,781        $   878,945    $   520,756        $   557,778   $   283,868       $  8,855,998   $  8,731,770
 (98,188,472)    13,026,097         (1,546,730)       114,466           (944,591)      191,634            430,936     15,940,230

   1,137,577    (68,635,707)        (7,880,906)    (5,851,546)        (5,772,364)   (2,207,589)       (38,710,220)   (43,732,892)
------------------------------------------------------------------------------------------------------------------------------------
 (91,792,106)   (51,111,829)        (8,548,691)    (5,216,324)        (6,159,177)   (1,732,087)       (29,423,286)   (19,060,892)
------------------------------------------------------------------------------------------------------------------------------------



  (5,117,606)    (4,497,781)          (738,915)      (520,756)          (500,760)     (283,868)        (7,962,113)    (8,731,770)
          --       (124,699)                --         (4,454)                --        (3,941)                --             --
          --    (27,606,614)          (122,879)       (18,748)           (47,638)     (138,111)       (11,106,226)    (9,510,576)
------------------------------------------------------------------------------------------------------------------------------------
  (5,117,606)   (32,229,094)          (861,794)      (543,958)          (548,398)     (425,920)       (19,068,339)   (18,242,346)
------------------------------------------------------------------------------------------------------------------------------------



          --             --                 --     50,000,000                 --    25,000,000                 --             --
          --             --                 --             --                 --            --                 --     (6,856,299)
 144,343,298    241,659,234         30,009,958     17,078,194         34,379,974    13,547,524         62,154,591    139,564,606
   4,843,580     30,610,053            834,230        537,515            507,353       388,421         18,095,560     17,306,449
  (4,092,143)    (9,407,449)        11,028,232      6,021,589            374,553     2,198,947        (19,130,281)    (4,743,565)
 (76,509,071)   (55,283,082)        (2,142,731)      (510,149)        (1,573,116)     (165,277)       (24,197,979)   (21,526,043)
------------------------------------------------------------------------------------------------------------------------------------
  68,585,664    207,578,756         39,729,689     73,127,149         33,688,764    40,969,615         36,921,891    123,745,148
------------------------------------------------------------------------------------------------------------------------------------
 (28,324,048)   124,237,833         30,319,204     67,366,867         26,981,189    38,811,608        (11,569,734)    86,441,910



 665,956,132    541,718,299         67,366,867             --         38,811,608            --        330,814,034    244,372,124
------------------------------------------------------------------------------------------------------------------------------------

$637,632,084   $665,956,132        $97,686,071    $67,366,867        $65,792,797   $38,811,608       $319,244,300   $330,814,034
====================================================================================================================================



  47,402,552     34,000,823          7,327,307             --          4,053,959            --         27,120,315     17,975,893
------------------------------------------------------------------------------------------------------------------------------------
          --             --                 --      5,000,000                 --     2,500,000                 --             --
          --             --                 --             --                 --            --                 --       (512,562)
  11,541,307     15,337,850          3,641,399      1,718,002          3,970,147     1,317,185          5,493,078     10,245,152
     403,818      2,140,050            102,863         57,251             60,833        39,597          1,702,506      1,359,998
    (352,205)      (552,175)         1,325,981        604,819             42,669       213,662         (1,756,676)      (354,464)
  (6,182,351)    (3,523,996)          (262,587)       (52,765)          (185,921)      (16,485)        (2,149,434)    (1,593,702)
------------------------------------------------------------------------------------------------------------------------------------
   5,410,569     13,401,729          4,807,656      7,327,307          3,887,728     4,053,959          3,289,474      9,144,422
------------------------------------------------------------------------------------------------------------------------------------
  52,813,121     47,402,552         12,134,963      7,327,307          7,941,687     4,053,959         30,409,789     27,120,315
====================================================================================================================================

See notes to financial statements

                                  2001 ANNUAL REPORT  TIAA-CREF Mutual Funds  89

TIAA-CREF MUTUAL FUNDS
------------------------------------------------------------------------------------------------------------------------------------


                                                              HIGH-YIELD BOND FUND                       SHORT-TERM BOND FUND
                                                    ----------------------------------------   -------------------------------------
                                                                           FOR THE PERIOD                            FOR THE PERIOD
                                                            FOR THE         MARCH 1, 2000             FOR THE         MARCH 1, 2000
                                                             YEAR         (COMMENCEMENT OF             YEAR         (COMMENCEMENT OF
                                                             ENDED         OPERATIONS) TO              ENDED         OPERATIONS) TO
                                                         DECEMBER 31,       DECEMBER 31,           DECEMBER 31,       DECEMBER 31,
                                                             2001               2000                   2001               2000
------------------------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS

OPERATIONS:

  Net investment income                                   $ 8,010,319        $ 4,638,252            $ 2,537,904        $ 1,522,345
  Net realized gain (loss) on total investments            (3,197,179)          (664,003)               748,365            175,819
  Net change in unrealized appreciation (depreciation)
    on total investments                                   (1,538,046)        (3,056,905)               772,256            630,615
------------------------------------------------------------------------------------------------------------------------------------
  Net increase from operations                              3,275,094            917,344              4,058,525          2,328,779
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:

  From net investment income                               (8,010,319)        (4,622,923)            (2,536,844)        (1,522,345)
  In excess of net investment income                          (28,464)                --                     --             (1,215)
  From net realized gain on total investments                      --             (6,491)              (511,542)          (147,965)
------------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                    (8,038,783)        (4,629,414)            (3,048,386)        (1,671,525)
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTIONS:

  Seed money subscriptions by TIAA                                 --         50,000,000                     --         25,000,000
  Seed money redemptions by TIAA                          (10,000,000)        (8,180,000)           (25,816,453)        (2,705,000)
  Subscriptions                                            51,194,824         15,988,358             62,744,158         17,597,734
  Reinvestment of distributions                             6,414,792          4,321,030              2,579,470          1,627,920
  Exchanges among the Funds, net                            4,056,627          7,266,761              6,895,663        (11,304,796)
  Redemptions                                             (18,583,100)        (1,786,978)           (15,938,549)        (1,033,983)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase from shareholder transactions             33,083,143         67,609,171             30,464,289         29,181,875
------------------------------------------------------------------------------------------------------------------------------------
  Total increase in net assets                             28,319,454         63,897,101             31,474,428         29,839,129

NET ASSETS

  Beginning of period                                      63,897,101                 --             29,839,129                 --
------------------------------------------------------------------------------------------------------------------------------------

  End of period                                           $92,216,555        $63,897,101            $61,313,557        $29,839,129
====================================================================================================================================

CHANGE IN FUND SHARES:

  Shares outstanding, beginning of period                   6,791,772                 --              2,917,917                 --
------------------------------------------------------------------------------------------------------------------------------------
  Seed money shares sold to TIAA                                   --          5,000,000                     --          2,500,000
  Seed money shares redeemed by TIAA                       (1,005,026)          (816,938)            (2,450,858)          (266,504)
  Shares sold                                               5,447,791          1,620,884              5,982,224          1,745,762
  Shares issued in reinvestment of distributions              685,823            445,075                246,239            161,495
  Shares exchanged among the Funds, net                       405,329            729,154                653,230         (1,121,180)
  Shares redeemed                                          (2,005,328)          (186,403)            (1,495,652)          (101,656)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase in shares outstanding                      3,528,589          6,791,772              2,935,183          2,917,917
------------------------------------------------------------------------------------------------------------------------------------
  Shares outstanding, end of period                        10,320,361          6,791,772              5,853,100          2,917,917
====================================================================================================================================

                                               See notes to financial statements

90  TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

                                                                                              STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------


  TAX-EXEMPT BOND FUND                                  BOND PLUS FUND                                   MONEY MARKET FUND
--------------------------------           ----------------------------------------          ---------------------------------------
             FOR THE PERIOD
  FOR THE     MARCH 1, 2000                          FOR THE       FOR THE                             FOR THE        FOR THE
   YEAR     (COMMENCEMENT OF                          YEAR          YEAR                                YEAR           YEAR
   ENDED     OPERATIONS) TO                           ENDED         ENDED                               ENDED          ENDED
ECEMBER 31,   DECEMBER 31,                        DECEMBER 31,  DECEMBER 31,                        DECEMBER 31,   DECEMBER 31,
   2001           2000                                2001          2000                                2001           2000
------------------------------------------------------------------------------------------------------------------------------------




$ 2,543,439    $ 1,389,959                        $ 15,583,386  $ 14,772,990                        $ 28,436,632   $ 31,207,894
    683,709        244,308                           6,961,699     1,436,839                              84,713        (10,408)

   (862,492)     1,416,093                          (1,470,497)   10,023,880                                  --             --
------------------------------------------------------------------------------------------------------------------------------------
  2,364,656      3,050,360                          21,074,588    26,233,709                          28,521,345     31,197,486
------------------------------------------------------------------------------------------------------------------------------------



 (2,543,439)    (1,378,309)                        (15,583,386)  (14,751,363)                        (28,436,632)   (31,207,894)
     (3,483)            --                              (8,016)           --                                  --             --
   (869,590)      (135,765)                         (3,460,572)           --                                  --             --
------------------------------------------------------------------------------------------------------------------------------------
 (3,416,512)    (1,514,074)                        (19,051,974)  (14,751,363)                        (28,436,632)   (31,207,894)
------------------------------------------------------------------------------------------------------------------------------------



         --     25,000,000                                  --            --                                  --             --
(17,705,806)    (9,707,000)                                 --   (29,900,730)                                 --             --
 66,525,934     15,853,569                          64,538,599    66,011,344                         589,331,263    621,373,739
  2,627,800      1,373,256                          18,023,891    14,057,771                          27,864,615     30,393,378
  9,018,310      5,271,355                          (6,359,026)  (22,573,206)                         21,376,028    (17,244,294)
(24,667,715)      (399,800)                        (25,978,579)  (10,806,200)                       (490,434,274)  (417,431,497)
------------------------------------------------------------------------------------------------------------------------------------
 35,798,523     37,391,380                          50,224,885    16,788,979                         148,137,632    217,091,326
------------------------------------------------------------------------------------------------------------------------------------
 34,746,667     38,927,666                          52,247,499    28,271,325                         148,222,345    217,080,918



 38,927,666             --                         232,617,178   204,345,853                         612,045,878    394,964,960
------------------------------------------------------------------------------------------------------------------------------------

$73,674,333    $38,927,666                        $284,864,677  $232,617,178                        $760,268,223   $612,045,878
====================================================================================================================================



  3,721,044             --                          23,046,970    21,219,325                         612,063,569    394,972,243
------------------------------------------------------------------------------------------------------------------------------------
         --      2,500,000                                  --            --                                  --             --
 (1,673,220)      (940,192)                                 --    (2,981,154)                                 --             --
  6,244,556      1,551,505                           6,265,127     6,784,804                         589,331,263    621,373,739
    248,737        134,314                           1,758,655     1,440,710                          27,864,615     30,393,378
    847,076        514,384                            (569,694)   (2,303,198)                         21,376,028    (17,244,294)
 (2,287,802)       (38,967)                         (2,518,444)   (1,113,517)                       (490,434,274)  (417,431,497)
------------------------------------------------------------------------------------------------------------------------------------
  3,379,347      3,721,044                           4,935,644     1,827,645                         148,137,632    217,091,326
------------------------------------------------------------------------------------------------------------------------------------
  7,100,391      3,721,044                          27,982,614    23,046,970                         760,201,201    612,063,569
====================================================================================================================================

See notes to financial statements

                                  2001 ANNUAL REPORT  TIAA-CREF Mutual Funds  91

TIAA-CREF MUTUAL FUNDS
------------------------------------------------------------------------------------------------------------------------------------


                                                                                INTERNATIONAL EQUITY FUND
                                                      -----------------------------------------------------------------------------
                                                                                                                    FOR THE PERIOD
                                                                                                                     JULY 17, 1997
                                                          FOR THE         FOR THE        FOR THE         FOR THE      (COMMENCE-
                                                           YEAR            YEAR           YEAR            YEAR          MENT OF
                                                           ENDED           ENDED          ENDED           ENDED     OPERATIONS) TO
                                                       DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                           2001            2000           1999            1998          1997(a)
------------------------------------------------------------------------------------------------------------------------------------

SELECTED PER SHARE DATA

  Net asset value, beginning of period                      $10.75          $16.08         $10.54           $8.92          $10.00
------------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:

    Net investment income                                     0.09            0.08           0.11            0.09            0.07
    Net realized and unrealized gain (loss)
      on total investments                                   (2.70)          (3.32)          5.77            1.63           (1.07)
------------------------------------------------------------------------------------------------------------------------------------
    Total gain (loss) from investment operations             (2.61)          (3.24)          5.88            1.72           (1.00)
------------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                                    (0.07)          (0.08)         (0.11)          (0.08)          (0.07)
    In excess of net investment income                       --              (0.01)         --              (0.02)          (0.01)
    Net realized gains                                       --              (2.00)         (0.23)          --              --
------------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                      (0.07)          (2.09)         (0.34)          (0.10)          (0.08)
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                             $8.07          $10.75         $16.08          $10.54           $8.92
====================================================================================================================================


TOTAL RETURN                                                (24.29)%        (19.99)%        55.83%          19.27%         (10.09)%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period (in thousands)              $259,492        $270,431       $255,819        $118,555         $47,758
  Ratio of expenses to average net assets
    before expense waiver                                     0.99%           0.99%          0.99%           0.99%           0.46%
  Ratio of expenses to average net assets
    after expense waiver                                      0.49%           0.49%          0.49%           0.49%           0.23%
  Ratio of net investment income to average net assets        1.10%           0.49%          1.03%           1.23%           0.56%
  Portfolio turnover rate                                   113.03%         138.33%         74.16%          27.20%           4.56%


  (a) The percentages shown for this period are not annualized.
====================================================================================================================================

                                               See notes to financial statements

92    TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

                                                                                                                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------


                       GROWTH EQUITY FUND                                             GROWTH & INCOME FUND
----------------------------------------------------------------- ------------------------------------------------------------------
                                                   FOR THE PERIOD                                                   FOR THE PERIOD
                                                    JULY 17, 1997                                                    JULY 17, 1997
   FOR THE      FOR THE      FOR THE      FOR THE    (COMMENCE-     FOR THE      FOR THE      FOR THE      FOR THE    (COMMENCE-
    YEAR         YEAR         YEAR         YEAR        MENT OF       YEAR         YEAR         YEAR         YEAR        MENT OF
    ENDED        ENDED        ENDED        ENDED   OPERATIONS) TO    ENDED        ENDED        ENDED        ENDED   OPERATIONS) TO
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2001         2000         1999         1998        1997(A)       2001         2000         1999         1998        1997(A)
------------------------------------------------------------------------------------------------------------------------------------



     $12.87        $17.19      $13.65       $10.12        $10.00      $14.05       $15.93        $13.33      $10.32       $10.00
------------------------------------------------------------------------------------------------------------------------------------


       0.02         --           0.02         0.03          0.06        0.10         0.11          0.11        0.10         0.07

      (2.98)        (3.47)       4.47         3.61          0.28       (1.98)       (1.27)         3.13        3.04         0.32
------------------------------------------------------------------------------------------------------------------------------------
      (2.96)        (3.47)       4.49         3.64          0.34       (1.88)       (1.16)         3.24        3.14         0.39
------------------------------------------------------------------------------------------------------------------------------------

      --            --          (0.02)       (0.03)        (0.06)      (0.10)       (0.11)        (0.11)      (0.10)       (0.07)
      --            --          --           --            --          --           --            --          --           --
      (0.06)        (0.85)      (0.93)       (0.08)        (0.16)      --           (0.61)        (0.53)      (0.03)       --
------------------------------------------------------------------------------------------------------------------------------------
      (0.06)        (0.85)      (0.95)       (0.11)        (0.22)      (0.10)       (0.72)        (0.64)      (0.13)       (0.07)
------------------------------------------------------------------------------------------------------------------------------------
      $9.85        $12.87      $17.19       $13.65        $10.12      $12.07       $14.05        $15.93      $13.33       $10.32
====================================================================================================================================


     (23.02) %     (20.29)%     33.00%       35.97%         3.44%     (13.37)%      (7.33) %      24.46%      30.51%        3.96%



   $653,169      $785,761    $696,272     $296,362       $64,487    $637,632     $665,956      $541,718    $232,625      $61,822

       0.95%         0.95%       0.95%        0.95%         0.44%       0.93%        0.93%         0.93%       0.93%        0.43%

       0.45%         0.45%       0.45%        0.45%         0.21%       0.43%        0.43%         0.43%       0.43%        0.20%
       0.15%         0.00%       0.16%        0.37%         0.68%       0.84%        0.72%         0.82%       0.97%        0.76%
      38.39%        42.07%      69.56%       49.91%        29.44%      70.41%       21.41%        39.35%      71.49%        1.46%



====================================================================================================================================

See notes to financial statements

                                  2001 ANNUAL REPORT  TIAA-CREF Mutual Funds  93

TIAA-CREF MUTUAL FUNDS
------------------------------------------------------------------------------------------------------------------------------------

                                                                         EQUITY INDEX FUND              SOCIAL CHOICE EQUITY FUND
                                                                   -----------------------------     -------------------------------
                                                                                  FOR THE PERIOD                    FOR THE PERIOD
                                                                                   MARCH 1, 2000                     MARCH 1, 2000
                                                                       FOR THE      (COMMENCE-           FOR THE      (COMMENCE-
                                                                        YEAR          MENT OF             YEAR          MENT OF
                                                                        ENDED     OPERATIONS) TO          ENDED     OPERATIONS) TO
                                                                    DECEMBER 31,   DECEMBER 31,       DECEMBER 31,   DECEMBER 31,
                                                                        2001          2000(a)             2001          2000(a)
------------------------------------------------------------------------------------------------------------------------------------

SELECTED PER SHARE DATA

  Net asset value, beginning of period                                    $9.19         $10.00              $9.57          $10.00
------------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:

    Net investment income                                                  0.07           0.08               0.07            0.08
    Net realized and unrealized gain (loss) on total investments          (1.14)         (0.81)             (1.29)          (0.39)
------------------------------------------------------------------------------------------------------------------------------------
    Total gain (loss) from investment operations                          (1.07)         (0.73)             (1.22)          (0.31)
------------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                                                 (0.06)         (0.08)             (0.06)          (0.08)
    In excess of net investment income                                    --             --                 --              --
    Net realized gains                                                    (0.01)         --                 (0.01)          (0.04)
------------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                                   (0.07)         (0.08)             (0.07)          (0.12)
------------------------------------------------------------------------------------------------------------------------------------

  Net asset value, end of period                                          $8.05          $9.19              $8.28           $9.57
====================================================================================================================================

TOTAL RETURN                                                             (11.62)%        (7.32)%           (12.75)%         (3.14)%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period (in thousands)                            $97,686        $67,367            $65,793         $38,812
  Ratio of expenses to average net assets before expense waiver            0.76%          0.64%              0.77%           0.65%
  Ratio of expenses to average net assets after expense waiver             0.26%          0.22%              0.27%           0.23%
  Ratio of net investment income to average net assets                     1.12%          0.87%              1.09%           0.88%
  Portfolio turnover rate                                                  6.06%          5.70%              5.96%           2.34%

  (a) The percentages shown for this period are not annualized.
====================================================================================================================================

                                               See notes to financial statements

94  TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

                                                                                                                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

                      MANAGED ALLOCATION FUND                             HIGH-YIELD  BOND FUND        SHORT-TERM BOND FUND
---------------------------------------------------------------------  ---------------------------   -------------------------------
                                                       FOR THE PERIOD               FOR THE PERIOD                FOR THE PERIOD
                                                        JULY 17, 1997                MARCH 1, 2000                 MARCH 1, 2000
   FOR THE       FOR THE       FOR THE       FOR THE     (COMMENCE-       FOR THE     (COMMENCE-        FOR THE     (COMMENCE-
    YEAR          YEAR          YEAR          YEAR         MENT OF         YEAR         MENT OF          YEAR         MENT OF
    ENDED         ENDED         ENDED         ENDED    OPERATIONS) TO      ENDED    OPERATIONS) TO       ENDED    OPERATIONS) TO
DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,    DECEMBER 31,  DECEMBER 31,
    2001          2000          1999          1998         1997(a)         2001         2000(a)          2001         2000(a)
--------------------------------------------------------------------------------------------------   -------------------------------



     $12.20         $13.59       $11.79        $10.01         $10.00          $9.41       $10.00          $10.23        $10.00
------------------------------------------------------------------------------------------------------------------------------------


       0.37           0.37         0.38          0.34           0.23           0.93         0.78            0.57          0.54
      (1.41)         (1.03)        1.85          1.76           0.01          (0.47)       (0.59)           0.34          0.29
------------------------------------------------------------------------------------------------------------------------------------
      (1.04)         (0.66)        2.23          2.10           0.24           0.46         0.19            0.91          0.83
------------------------------------------------------------------------------------------------------------------------------------

      (0.28)         (0.37)       (0.38)        (0.32)         (0.23)         (0.93)       (0.78)          (0.57)        (0.54)
         --             --           --            --             --             --           --              --         (0.01)
      (0.38)         (0.36)       (0.05)           --             --             --           --           (0.09)        (0.05)
------------------------------------------------------------------------------------------------------------------------------------
      (0.66)         (0.73)       (0.43)        (0.32)         (0.23)         (0.93)       (0.78)          (0.66)        (0.60)
------------------------------------------------------------------------------------------------------------------------------------

     $10.50         $12.20       $13.59        $11.79         $10.01          $8.94        $9.41          $10.48        $10.23
====================================================================================================================================

      (8.52)%        (4.99)%      19.20%        21.24%          2.44%          4.89%        1.91%           9.10%         8.51%



   $319,244       $330,814     $244,372      $162,867        $59,087        $92,217      $63,897         $61,314       $29,839
       0.00%          0.00%        0.00%         0.00%          0.00%          0.84%        0.70%           0.80%         0.67%
       0.00%          0.00%        0.00%         0.00%          0.00%          0.34%        0.29%           0.30%         0.25%
       3.34%          2.87%        2.70%         2.80%          2.46%          9.97%        8.05%           5.36%         5.45%
       2.97%          0.71%        3.90%         4.78%          0.00%         75.44%       36.99%         132.21%       387.42%


====================================================================================================================================

See notes to financial statements

                                  2001 ANNUAL REPORT  TIAA-CREF Mutual Funds  95

TIAA-CREF MUTUAL FUNDS
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                          TAX-EXEMPT BOND FUND
                                                                                                     ------------------------------
                                                                                                                    FOR THE PERIOD
                                                                                                                     MARCH 1, 2000
                                                                                                         FOR THE      (COMMENCE-
                                                                                                          YEAR          MENT OF
                                                                                                          ENDED     OPERATIONS) TO
                                                                                                      DECEMBER 31,   DECEMBER 31,
                                                                                                          2001          2000(a)
------------------------------------------------------------------------------------------------------------------------------------

SELECTED PER SHARE DATA

  Net asset value, beginning of period                                                                      $10.46         $10.00
------------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income                                                                                     0.47           0.42
    Net realized and unrealized gain (loss) on total investments                                              0.04           0.50
------------------------------------------------------------------------------------------------------------------------------------
    Total gain (loss) from investment operations                                                              0.51           0.92
------------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                                                                                    (0.47)         (0.42)
    In excess of net investment income                                                                       --             --
    Net realized gains                                                                                       (0.12)         (0.04)
------------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                                                                      (0.59)         (0.46)
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                                                                            $10.38         $10.46
====================================================================================================================================

TOTAL RETURN                                                                                                  5.00%          9.38%

RATIOS AND SUPPLEMENTAL DATA

  Net assets at end of period (in thousands)                                                               $73,674        $38,928
  Ratio of expenses to average net assets before expense waiver                                               0.80%          0.67%
  Ratio of expenses to average net assets after expense waiver                                                0.30%          0.25%
  Ratio of net investment income to average net assets                                                        4.48%          4.27%
  Portfolio turnover rate                                                                                   298.08%        136.41%

  (a) The percentages shown for this period are not annualized.

  (b) During 2000, the Bond PLUS Fund began structuring dollar roll transactions as financing transactions (see note 1). Had these transactions been treated for the entire year as purchases and sales, rather than as financing transactions the portfolio turnover rate for the year ended
      December 31, 2000 would have been 472.03%.

====================================================================================================================================

                                               See notes to financial statements

96  TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

                                                                                                                FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------


                          BOND PLUS FUND                                                    MONEY MARKET FUND
-----------------------------------------------------------------  -----------------------------------------------------------------
                                                   FOR THE PERIOD                                                     FOR THE PERIOD
                                                    JULY 17, 1997                                                      JULY 17, 1997
   FOR THE      FOR THE      FOR THE      FOR THE    (COMMENCE-       FOR THE      FOR THE      FOR THE      FOR THE    (COMMENCE-
    YEAR         YEAR         YEAR         YEAR        MENT OF         YEAR         YEAR         YEAR         YEAR        MENT OF
    ENDED        ENDED        ENDED        ENDED   OPERATIONS) TO      ENDED        ENDED        ENDED        ENDED   OPERATIONS) TO
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,   DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2001         2000         1999         1998        1997(a)         2001         2000         1999         1998        1997(a)
------------------------------------------------------------------------------------------------------------------------------------



     $10.09         $9.63       $10.30      $10.09        $10.00         $1.00        $1.00         $1.00        $1.00        $1.00
------------------------------------------------------------------------------------------------------------------------------------

       0.59          0.62         0.56        0.56          0.27          0.04         0.06          0.05         0.05         0.02
       0.22          0.46        (0.66)       0.32          0.20         --           --            --           --           --
------------------------------------------------------------------------------------------------------------------------------------
       0.81          1.08        (0.10)       0.88          0.47          0.04         0.06          0.05         0.05         0.02
------------------------------------------------------------------------------------------------------------------------------------

      (0.59)        (0.62)       (0.56)      (0.56)        (0.27)        (0.04)       (0.06)        (0.05)       (0.05)       (0.02)
      --            --           (0.01)      --            --            --           --            --           --           --
      (0.13)        --           --          (0.11)        (0.11)        --           --            --           --           --
------------------------------------------------------------------------------------------------------------------------------------
      (0.72)        (0.62)       (0.57)      (0.67)        (0.38)        (0.04)       (0.06)        (0.05)       (0.05)       (0.02)
------------------------------------------------------------------------------------------------------------------------------------
     $10.18        $10.09        $9.63      $10.30        $10.09         $1.00        $1.00         $1.00        $1.00        $1.00
====================================================================================================================================

       8.14%        11.68%       (1.01)%      8.94%         4.79%         4.08%        6.33%         5.05%        5.45%        2.51%



   $284,865      $232,617     $204,346    $155,034       $58,403      $760,268     $612,046      $394,965     $225,187      $63,605
       0.80%         0.80%        0.80%       0.80%         0.37%         0.79%        0.79%         0.79%        0.79%        0.36%
       0.30%         0.30%        0.30%       0.30%         0.14%         0.29%        0.29%         0.29%        0.29%        0.13%
       5.72%         6.41%        5.75%       5.66%         2.72%         3.94%        6.18%         4.97%        5.28%        2.49%
     233.89%       313.29%(b)   652.82%     531.92%       143.61%       n/a          n/a           n/a          n/a          n/a









====================================================================================================================================

See notes to financial statements

                                  2001 ANNUAL REPORT  TIAA-CREF Mutual Funds  97

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

TIAA-CREF Mutual Funds (the "Funds") is a Delaware business trust that was organized on January 13, 1997 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end diversified management investment company. The International Equity, Growth Equity, Growth & Income, Managed Allocation, Bond PLUS and Money Market Funds commenced operations on July 17, 1997 with a seed money investment by Teachers Insurance and Annuity Association of America ("TIAA"). The Equity Index, Social Choice Equity, High-Yield Bond, Short-Term Bond and Tax-Exempt Bond Funds commenced operations on March 1, 2000 with a seed money investment by TIAA. At December 31, 2001, TIAA had remaining seed money investments in the International Equity, Equity Index, Social Choice Equity and High-Yield Bond Funds of $30,963,707, $40,956,303, $21,127,239 and $35,227,234, respectively. In addition, at December
31,  2001,  TIAA had  additional  investments  in the Social  Choice  Equity and
Short-Term Bond Funds of $18,245,800 and $16,401,373, respectively. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

VALUATION OF INVESTMENTS: Securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. The Managed Allocation Fund values its investments in the underlying funds at the net asset values of such funds. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For Funds other than the Money Market Fund, money market instruments are valued at fair market value, except for such instruments within 60 days to maturity, which are valued at amortized cost, which approximates market value. For the Money Market Fund, securities are valued using the amortized cost method, which approximates market value. The amortized cost method initially values securities at original cost and assumes a constant rate of amortization to maturity of any discount or premium. Portfolio securities for which market quotations are not readily available (including restricted securities) are valued at fair value, as determined in good faith under the direction of the Board of Trustees.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Funds are informed of the ex-dividend date. Realized gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

DOLLAR ROLL TRANSACTIONS: Certain of the Funds may enter into dollar rolls in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (same issuer and interest rate and substantially similar maturity) on a specified future date. During the roll period a Fund forgoes principal and interest paid on the securities. Dollar rolls are recorded as financing transactions. Dollar rolls can enhance a Fund's return by earning a spread between the yield on the underlying securities and short-term interest rates. The use of dollar roll transactions by the Bond PLUS Fund results in borrowing by this Fund requiring the presentation of a statement of cash flows.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.


98  TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

FORWARD FOREIGN CURRENCY CONTRACTS: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are "marked-to-market" at the end of each day's trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency exchange contracts which is typically limited to the unrealized gain on each open contract.

FUTURES CONTRACTS: The Funds may use futures contracts to manage exposure to the stock market or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated.

RESTRICTED SECURITIES: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income, if any, for the Bond PLUS, Short-Term Bond, Tax-Exempt Bond and High-Yield Bond Funds are declared and paid monthly; for the Growth & Income and Managed Allocation Funds are declared and paid quarterly; for the Growth Equity, International Equity, Social Choice Equity and Equity Index Funds are declared and paid annually; and for the Money Market Fund are declared daily and paid monthly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book and tax differences which will reverse in a subsequent period. Any permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the respective components of net assets.

INCOME TAXES: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and will not be subject to income taxes to the extent that they distribute substantially all taxable income each year.

At December 31, 2001, the following Funds had capital loss carryovers which will begin to expire in 2008 and capital losses realized after October 31, 2001, which were deferred for tax purposes to the first day of the following year.

                                  CAPITAL LOSS CARRYOVERS  POST-OCTOBER LOSSES
                                  -----------------------  -------------------
      International Equity Fund         $ 46,123,371           $ 8,519,361
      Growth Equity Fund                 147,708,589            11,003,480
      Growth & Income Fund                48,437,764             4,261,702
      Equity Index Fund                      460,201               110,070
      Social Choice Equity Fund               77,333                 7,455
      Managed Allocation Fund                627,796                    --
      High-Yield Bond Fund                 1,723,317             2,116,615
      Tax-Exempt Bond Fund                        --                68,779
      Bond PLUS Fund                              --                92,109


                                  2001 ANNUAL REPORT  TIAA-CREF Mutual Funds  99

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

NOTE 2. MANAGEMENT AGREEMENTS

Teachers Advisors, Inc. ("Advisors"), a wholly-owned subsidiary of TIAA and a registered investment adviser, provides investment management services for the Funds and is also responsible for providing, or obtaining at its own expense, the services reasonably necessary for the ordinary operation of the Funds. Under the terms of an Investment Management Agreement, each Fund pays a fee for the management and administration of the Funds, based on the average daily net assets of each Fund. Advisors has currently waived its right to receive a portion of its fee from each Fund until July 1, 2006. As a result, during such waiver period, Advisors will receive the following annual percentages of each Fund's average daily net assets:

                                                                  INVESTMENT
                                    INVESTMENT                  MANAGEMENT FEE
                                  MANAGEMENT FEE     WAIVER      AFTER WAIVER
                                  --------------  ------------  ---------------
      International Equity Fund        0.99%          0.50%          0.49%
      Growth Equity Fund               0.95%          0.50%          0.45%
      Growth & Income Fund             0.93%          0.50%          0.43%
      Equity Index Fund                0.76%          0.50%          0.26%
      Social Choice Equity Fund        0.77%          0.50%          0.27%
      Managed Allocation Fund          0.00%          0.00%          0.00%
      High-Yield Bond Fund             0.84%          0.50%          0.34%
      Short-Term Bond Fund             0.80%          0.50%          0.30%
      Tax-Exempt Bond Fund             0.80%          0.50%          0.30%
      Bond PLUS Fund                   0.80%          0.50%          0.30%
      Money Market Fund                0.79%          0.50%          0.29%

Advisors will not receive a management fee for its services to the Managed Allocation Fund. However, shareholders in the Managed Allocation Fund will indirectly bear their pro rata share of the fees and expenses incurred by the Funds in which the Managed Allocation Fund invests.

The Funds publicly offer their shares, without a sales load, through their distributor, Teachers Personal Investors Services, Inc. ("TPIS"), a wholly-owned subsidiary of TIAA, which is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

NOTE 3. INVESTMENTS

The following is information about the holdings of the Managed Allocation Fund in the other Funds as of December 31, 2001.

                                        NUMBER OF        PERCENT OF TOTAL SHARES
                                   SHARES HELD IN FUND   OUTSTANDING IN THE FUND
                                   -------------------   -----------------------
      International Equity Fund         3,054,940                 9.50%
      Growth Equity Fund                9,053,800                13.65%
      Growth & Income Fund              7,119,779                13.48%
      High-Yield Bond Fund                894,692                 8.67%
      Bond PLUS Fund                   10,775,090                38.51%
      Money Market Fund                 1,266,722                 0.17%

At December 31, 2001, the Growth Equity Fund held 12 open futures contracts in the Standard & Poor's 500 Index expiring March 2002, with a value of $3,447,600 and an unrealized loss of $519.

Purchases and sales of portfolio securities, other than short-term money market instruments, for the Funds, other than the Money Market Fund, for the year ended December 31, 2001 were as follows:

                               NON-GOVERNMENT    GOVERNMENT   NON-GOVERNMENT   GOVERNMENT
                                  PURCHASES       PURCHASES        SALES          SALES
                               --------------   -----------   --------------  -----------
      International Equity Fund  $350,733,438   $        --    $288,539,548   $        --
      Growth Equity Fund          316,163,835     7,260,215     259,824,014       321,253
      Growth & Income Fund        506,288,333     6,417,158     439,252,240     1,975,000
      Equity Index Fund            43,107,857       430,893       4,720,924        31,850
      Social Choice Equity Fund    35,719,264       505,393       3,010,704        16,497
      Managed Allocation Fund      38,815,635            --      10,304,927            --
      High-Yield Bond Fund         87,522,989            --      55,187,693            --
      Short-Term Bond Fund         40,927,825    48,555,384      23,381,933    35,694,776
      Tax-Exempt Bond Fund                 --   207,386,478              --   172,923,613
      Bond PLUS Fund              741,693,559   579,269,773     713,485,487   549,093,594

100  TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONCLUDED)

NOTE 4. TRUSTEE FEES

Each Fund, other than the Managed Allocation Fund, pays the Trustees who are not also officers or affiliated persons of the Funds, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees of the Funds.

NOTE 5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid to shareholders during 2001 and 2000 were as follows:

                                                         2001                                        2000
                                    -------------------------------------------    ------------------------------------------
                                                       LONG-TERM                                   LONG-TERM
                                        ORDINARY        CAPITAL                     ORDINARY        CAPITAL
                                         INCOME          GAIN           TOTAL        INCOME          GAIN            TOTAL
                                        --------        -------    ------------    -----------    -----------    ------------
      International Equity Fund       $ 2,251,029    $        --   $ 2,251,029     $13,539,536    $30,992,409    $44,531,945
      Growth Equity Fund                       --      3,845,974     3,845,974       1,409,294     47,213,889     48,623,183
      Growth & Income Fund              5,117,606             --     5,117,606      12,903,910     19,325,184     32,229,094
      Equity Index Fund                   857,919          3,875       861,794         543,958             --        543,958
      Social Choice Equity Fund           547,560            838       548,398         425,920             --        425,920
      Managed Allocation Fund           7,962,113     11,106,226    19,068,339      11,422,708      6,819,638     18,242,346
      High-Yield Bond Fund              8,038,783             --     8,038,783       4,629,414             --      4,629,414
      Short-Term Bond Fund              2,862,441        185,945     3,048,386       1,671,525             --      1,671,525
      Tax-Exempt Bond Fund (1)          3,151,356        265,156     3,416,512       1,514,074             --      1,514,074
      Bond PLUS Fund                   17,800,619      1,251,355    19,051,974      14,751,363             --     14,751,363
      Money Market Fund                28,436,632             --    28,436,632      31,207,894             --     31,207,894

(1) Includes ordinary income which will not be taxable for federal income tax purposes for 2001 and 2000 of $2,532,040 and $1,359,544, respectively.

As of December 31, 2001, the components of accumulated earnings on a tax basis were as follows:

                                  UNDISTRIBUTED   UNDISTRIBUTED     UNREALIZED
                                    ORDINARY        LONG-TERM      APPRECIATION
                                     INCOME       CAPITAL GAIN    (DEPRECIATION)
                                  -------------   -------------   --------------
      International Equity Fund      $ 51,135            $--      $ (42,484,796)
      Growth Equity Fund              961,984             --       (114,030,851)
      Growth & Income Fund            109,387             --        (21,153,794)
      Equity Index Fund               140,030             --        (14,742,928)
      Social Choice Equity Fund        57,018             --         (8,839,616)
      Managed Allocation Fund       2,266,088             --        (39,337,464)
      High-Yield Bond Fund              1,124             --         (4,616,201)
      Short-Term Bond Fund             78,204        187,465          1,401,914
      Tax-Exempt Bond Fund                 --             --            545,043
      Bond PLUS Fund                   14,700             --          2,601,644
      Money Market Fund                67,022             --                 --

The difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales and the realization, for tax purposes, of unrealized gains on certain forward foreign currency contracts and on investments in passive foreign investment companies.

NOTE 6. LINE OF CREDIT

The International Equity, Growth Equity, Growth & Income, Equity Index, Social Choice Equity, Managed Allocation and High-Yield Bond Funds participate in a $2.25 billion unsecured revolving credit facility for temporary purposes, including the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the year ended December 31, 2001, there were no borrowings under this credit facility by the Funds.

The Bond PLUS Fund participates in a letter of credit agreement in the amount of $2,500,000 for the purpose of facilitating the settlement of transactions in the mortgage backed securities market. For the year ended December 31, 2001, there were no borrowings under this agreement.

                                 2001 ANNUAL REPORT  TIAA-CREF Mutual Funds  101

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                         REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of TIAA-CREF Mutual Funds:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of TIAA-CREF Mutual Funds (comprising, respectively, the International Equity, Growth Equity, Growth & Income, Equity Index, Social Choice Equity, Managed Allocation, High-Yield Bond, Short-Term Bond, Tax-Exempt Bond, Bond PLUS and Money Market Funds) as of December 31, 2001, and the related statements of operations and cash flows for the year then ended and the statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting TIAA-CREF Mutual Funds at December 31, 2001, and the results of their operations and cash flows for the year then ended, and the changes in their net assets and financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

                                                 /s/ ERNST & YOUNG LLP


New York New York
February 8, 2002
--------------------------------------------------------------------------------

102  TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

TRUSTEES AND OFFICERS--DISINTERESTED TRUSTEES

-----------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE     POSITION(S)      TERM OF OFFICE AND     PRINCIPAL OCCUPATION(S)          NUMBER OF    OTHER DIRECTORSHIPS
                          HELD WITH FUND   LENGTH OF TIME SERVED  DURING PAST 5 YEARS              PORTFOLIOS   HELD BY TRUSTEE
                                                                                                   IN FUND
                                                                                                   COMPLEX
                                                                                                   OVERSEEN
                                                                                                   BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

ROBERT H. ATWELL          Trustee          Indefinite term.       President Emeritus, American        32      Director, Education
447 Bird Key Drive                         Trustee since 1997.    Council on Education, and                   Management Corp. and
Sarasota, FL 34236                                                Senior Consultant to                        Collegis, Inc.
Age: 70                                                           A.T. Kearney, Inc.

------------------------------------------------------------------------------------------------------------------------------------
ELIZABETH E. BAILEY       Trustee          Indefinite term.       John C. Hower Professor of Public   32      Director, CSX
The Wharton School                         Trustee since 1997.    Policy and Management, The Wharton          Corporation and
University of Pennsylvania                                        School, University of Pennsylvania          Philip Morris
Suite 3100                                                                                                    Companies Inc.
Steinberg-Dietrich Hall
Philadelphia, PA 19104-6372
Age: 63

------------------------------------------------------------------------------------------------------------------------------------
JOYCE A. FECSKE           Trustee          Indefinite term.       Vice President Emeritia, DePaul     32        None
11603 Briarwood Lane                       Trustee since 1997.    University. Formerly, Vice
Burr Ridge, Illinois 60525-5173                                   President for Human Resources,
Age: 54                                                           DePaul University

------------------------------------------------------------------------------------------------------------------------------------
EDES P. GILBERT           Trustee          Indefinite term.       Acting President, Independent       32        None
Independent Educational Services           Trustee since 1997.    Educational Services. Formerly,
49 East 78th Street, Suite 4A                                     Consultant, Independent
New York, NY 10021                                                Educational Services, and Head,
Age: 69                                                           The Spence School

------------------------------------------------------------------------------------------------------------------------------------
MARTIN J. GRUBER          Trustee          Indefinite term.       Nomura Professor of Finance,        32      Director, Deutsche
New York University                        Trustee since 2000.    New York University, Stern                  Asset Management B.T.
Stern School of Business                                          School of Business. Formerly,               Funds, S.G. Cowen
Henry Kaufman Management                                          Chairman, Department of Finance,            Family of Funds, Japan
Education Center                                                  New York University, Stern                  Equity Fund, Inc.,
44 West 4th Street, Suite 988                                     School of Business, and Trustee             Singapore Equity Fund,
New York, NY 10012                                                of TIAA                                     Inc. and the Thai
Age: 64                                                                                                       Equity Fund, Inc.

------------------------------------------------------------------------------------------------------------------------------------
NANCY L. JACOB            Trustee          Indefinite term.       President and Managing               32     None
Windermere Investment Associates           Trustee since 1997.    Principal, Windermere Investment
121 S.W. Morrison Street, Suite 925                               Associates. Formerly, Chairman
Portland, OR 97204                                                and Chief Executive Officer, CTC
Age: 58                                                           Consulting, Inc., and Executive
                                                                  Vice President, U.S. Trust of
                                                                  the Pacific Northwest

------------------------------------------------------------------------------------------------------------------------------------
MARJORIE FINE KNOWLES     Trustee          Indefinite term.       Professor of Law, Georgia State     32      None
College of Law                             Trustee since 1997.    University College of Law
Georgia State University
P.O. Box 4037
Atlanta, GA 30302-4037
Age: 62

------------------------------------------------------------------------------------------------------------------------------------
STEPHEN A. ROSS           Trustee          Indefinite term.       Franco Modigliani Professor of      32      Director, Freddie Mac
Sloan School of Management                 Trustee since 1997.    Finance and Economics, Sloan                and Co-Chairman, Roll
Massachusetts Institute                                           School of Management,                       & Ross Asset
of Technology                                                     Massachusetts Institute of                  Management Corp.
77 Massachusetts Avenue                                           Technology. Co-chairman, Roll &
Cambridge, MA 02139                                               Ross Asset Management Corp.,
Age: 57                                                           Formerly, Sterling Professor of
                                                                  Economics and Finance, Yale
                                                                  School of Management, Yale
                                                                  University

------------------------------------------------------------------------------------------------------------------------------------
NESTOR V. SANTIAGO        Trustee          Indefinite term.       Vice President and Chief            32      Director, Bank-Fund
Howard Hughes Medical Institute            Trustee since 2000.    Investment Officer, Howard                  Credit Union and
4000 Jones Bridge Road                                            Hughes Medical Institute.                   Emerging Markets
Chevy Chase, MD 20815                                             Formerly, Investment                        Growth Fund, Inc.
Age: 52                                                           Advisor/Head of Investment
                                                                  Office, International
                                                                  Monetary Fund

------------------------------------------------------------------------------------------------------------------------------------
EUGENE C. SIT             Trustee          Indefinite term.      Chairman, Chief Executive           32      Chairman and Director
Sit Investment Associates, Inc.            Trustee since 1997.   Officer, and Chief Investment               of registered
4600 Norwest Center                                              Officer, Sit Investment                     investment companies
90 South Seventh Street                                          Associates, Inc. and Sit/Kim                managed by Sit
Investment Associates, Inc.                                      International Investment
Minneapolis, MN 55402-4130                                       Associates, Inc.
Age: 63
------------------------------------------------------------------------------------------------------------------------------------


2001 ANNUAL REPORT  TIAA-CREF Mutual Funds  103

------------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE     POSITION(S)      TERM OF OFFICE AND     PRINCIPAL OCCUPATION(S)          NUMBER OF    OTHER DIRECTORSHIPS
                          HELD WITH FUND   LENGTH OF TIME SERVED  DURING PAST 5 YEARS              PORTFOLIOS   HELD BY TRUSTEE
                                                                                                   IN FUND
                                                                                                   COMPLEX
                                                                                                   OVERSEEN
                                                                                                   BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
MACEO K. SLOAN            Trustee          Indefinite term.       Chairman and Chief Executive        32      Director, SCANA
NCM Capital Management Group, Inc.         Trustee since 1997.    Officer, Sloan Financial Group,             Corporation and
103 West Main Street, Suite 400                                   Inc. and NCM Capital Management             Mechanics and Farmers
Durham, NC 27701-3638                                             Group, Inc.                                 Bancorp, Inc.
Age: 52

------------------------------------------------------------------------------------------------------------------------------------
DAVID K. STORRS          Trustee          Indefinite term.        President and Chief Executive       32      Director of thirteen
Alternative Investment Group, LLC         Trustee since 1997.     Officer, Alternative Investment             money market funds
65 South Gate Lane                                                Group, LLC                                  sponsored by Alliance
Southport, CT 06490                                                                                           Capital Management
Age: 57

------------------------------------------------------------------------------------------------------------------------------------
ROBERT W. VISHNY         Trustee          Indefinite term.        Eric J. Gleacher Distinguished      32     None
University of Chicago                     Trustee since 1997.     Service Professor of Finance,
Graduate School of Business                                       University of Chicago, Graduate
1101 East 58th Street                                             School of Business. Founding
Chicago, IL 60637                                                 Partner, LSV Asset Management
Age: 42

INTERESTED TRUSTEES AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
JOHN H. BIGGS(1)         Chairman         Indefinite term.        Chairman, President and Chief       32      Director, The Boeing
TIAA-CREF                                 Trustee since 1997.     Executive Officer of TIAA, CREF,            Company and Ralston
730 Third Avenue                                                  TIAA-CREF Life Funds and                    Purina Company
New York, NY 10017-3206                                           Chairman of the Management
Age: 65                                                           Committee, President and Chief
                                                                  Executive Officer of TIAA
                                                                  Separate Account VA-1. Chairman
                                                                  of TIAA-CREF Mutual Funds and
                                                                  TIAA-CREF Institutional Mutual
                                                                  Funds. Trustee of TIAA-CREF
                                                                  Individual & Institutional
                                                                  Services, Inc. (Services).
                                                                  Member of Board of Managers of
                                                                  TIAA-CREF Investment Management
                                                                  LLC (Investment Management).
                                                                  Director of Teachers Personal
                                                                  Investors Services, Inc. (TPIS),
                                                                  Teachers Advisors, Inc. (Advisors)
                                                                  and TIAA-CREF Trust Company, FSB
                                                                  (TIAA-CREF Trust Company)

------------------------------------------------------------------------------------------------------------------------------------
MARTIN L. LEIBOWITZ(1)   Vice Chairman    Indefinite term.        Vice Chairman and Chief             32      None
TIAA-CREF                and Chief        Trustee and Chief       Investment Officer of TIAA-CREF
730 Third Avenue         Investment       Investment Officer      Mutual Funds, CREF, TIAA-CREF
New York, NY 10017-3206  Officer          since 1997.             Institutional Mutual Funds,
Age: 65                                   Indefinite term         TIAA-CREF Life Funds and Vice
                                          as officer.             Chairman of the Management
                                                                  Committee and Chief Investment
                                                                  Officer of TIAA Separate Account
                                                                  VA-1 (these funds are
                                                                  collectively referred to as the
                                                                  TIAA-CREF Funds). Vice Chairman
                                                                  of the Board and Chief
                                                                  Investment Officer of TIAA.
                                                                  Member of Board of Managers and
                                                                  President of Investment
                                                                  Management. Director and
                                                                  President of Advisors. Director
                                                                  of TIAA-CREF Life Insurance
                                                                  Company (TIAA-CREF Life).

------------------------------------------------------------------------------------------------------------------------------------
BEVIS LONGSTRETH(2)      Trustee          Indefinite term.        Of Counsel to Debevoise &           32      Member of the Board of
Debevoise & Plimpton                      Trustee since 1997.     Plimpton. Formerly Partner of               Directors of AMVESCAP,
919 Third Avenue                                                  Debevoise & Plimpton, Adjunct               PLC and Chairman of
New York, NY 10022-6225                                           Professor at Columbia University            the Finance Committee
Age: 67                                                           School of Law and Commissioner              of the Rockefeller
                                                                  of the Securities and Exchange              Family Fund
                                                                  Commission

------------------------------------------------------------------------------------------------------------------------------------
RICHARD J. ADAMSKI(1)    Vice President   Indefinite term.        Vice President and Vice             N/A     N/A
TIAA-CREF                and Treasurer    Treasurer since 1997.   President and Treasurer of the
730 Third Avenue                                                  TIAA-CREF Funds and TIAA.
New York, NY 10017-3206                                           Vice President and Treasurer of
Age: 60                                                           Investment Management, Services,
                                                                  TPIS, Advisors, TIAA-CREF Life,
                                                                  and TIAA-CREF Tuition Financing,
                                                                  Inc. (Tuition Financing)

------------------------------------------------------------------------------------------------------------------------------------
C. VICTORIA APTER(1)   Executive Vice     Indefinite term.        Executive Vice Executive Vice       N/A     N/A
TIAA-CREF              President          President since         President of the TIAA-CREF Funds
730 Third Avenue                          January 2000.           and TIAA
New York, NY 10017-3206
Age: 59


2001   ANNUAL REPORT  TIAA-CREF Mutual Funds  104

------------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE     POSITION(S)      TERM OF OFFICE AND     PRINCIPAL OCCUPATION(S)          NUMBER OF    OTHER DIRECTORSHIPS
                          HELD WITH FUND   LENGTH OF TIME SERVED  DURING PAST 5 YEARS              PORTFOLIOS   HELD BY TRUSTEE
                                                                                                   IN FUND
                                                                                                   COMPLEX
                                                                                                   OVERSEEN
                                                                                                   BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
SCOTT C. EVANS(1)         Executive        Indefinite term.       Executive Vice President of the     N/A     N/A
TIAA-CREF                 Vice President   Executive Vice         TIAA-CREF Funds and TIAA.
730 Third Avenue                           President since 1997.  Executive Vice President of
New York, NY 10017-3206                                           Investment Management and
Age: 42                                                           Advisors and Director of
                                                                  TIAA-CREF Life

MARTIN E. GALT, III(1)    President        Indefinite term.       Executive Vice President of the     N/A     N/A
TIAA-CREF                                  President since 2000.  TIAA-CREF Funds and TIAA and
730 Third Avenue                                                  President, TIAA-CREF Investment
New York, NY 10017-3206                                           Products. Formerly, Executive
Age: 59                                                           Vice President and President,
                                                                  Institutional Investments, Bank
                                                                  of America, and Principal
                                                                  Investment Officer, NationsBank.
                                                                  Director and President of
                                                                  Tuition Financing and TPIS and
                                                                  Director of TIAA-CREF Life and
                                                                  TIAA-CREF Trust Company






RICHARD L. GIBBS(1)       Executive        Indefinite term.       Executive Vice President of the     N/A     N/A
TIAA-CREF                 Vice President   Executive Vice         TIAA-CREF Funds and TIAA.
730 Third Avenue                           President since 1997.  Executive Vice President of
New York, NY 10017-3206                                           Investment Management, Advisors
Age: 54                                                           and Tuition Financing and
                                                                  Director of TIAA-CREF Life and
                                                                  Tuition Financing




DON W. HARRELL(1)         Executive        Indefinite term.       Executive Vice President of the     N/A     N/A
TIAA-CREF                 Vice President   Executive Vice         TIAA-CREF Funds and TIAA.
730 Third Avenue                           President since 1997.  Director of TIAA-CREF Life
New York, NY 10017-3206
Age:63


IRA J. HOCH(1)            Executive        Indefinite term.       Executive Vice President of the     N/A     N/A
TIAA-CREF                 Vice President   Executive Vice         TIAA-CREF Funds and TIAA.
730 Third Avenue                           President since 2000.  Formerly, Vice President,
New York, NY 10017-3206                                           Retirement Services, CREF
Age: 51                                                           and TIAA


MATINA S. HORNER(1)       Executive        Indefinite term.       Executive Vice President of the     N/A     N/A
TIAA-CREF                 Vice President   Executive Vice         TIAA-CREF Funds and TIAA.
730 Third Avenue                           President since 1997.  Director of TIAA-CREF Life
New York, NY 10017-3206
Age: 62


E. LAVERNE JONES(1)       Vice President   Indefinite term.       Vice President and Corporate        N/A     N/A
TIAA-CREF                 and Corporate    Vice President and     Secretary of the TIAA-CREF Funds
730 Third Avenue          Secretary        Corporate Secretary    and TIAA
New York, NY 10017-3206                    since 1998.
Age: 52


HARRY I. KLARISTENFELD(1) Executive        Indefinite term.       Executive Vice President and        N/A     N/A
TIAA-CREF                 Vice President   Executive Vice         Chief Actuary of the TIAA-CREF
730 Third Avenue          and Chief        President and Chief    Funds and TIAA. Formerly, Vice
New York, NY 10017-3206   Actuary          Actuary since 2000.    President and Chief Actuary,
Age: 51                                                           Retirement Services, CREF and
                                                                  TIAA. Executive Vice President
                                                                  and Chief Actuary of Services




FRANCES NOLAN(1)          Executive        Indefinite term.       Executive Vice President of the     N/A     N/A
TIAA-CREF                 Vice President   Executive Vice         TIAA-CREF Funds and TIAA.
730 Third Avenue                           President since 2000.  Formerly, Vice President,
New York, NY 10017-3206                                           Retirement Services, CREF
Age: 44                                                           and TIAA


BERTRAM L. SCOTT(1)       Executive        Indefinite term.       Executive Vice President of the     N/A     N/A
TIAA-CREF                 Vice President   Executive Vice         TIAA-CREF Funds and TIAA and
730 Third Avenue                           President since 2000.  Chairman of the Board, President
New York, NY 10017-3206                                           and Chief Executive Officer of
Age: 50                                                           TIAA-CREF Life. Formerly,
                                                                  President and Chief Executive
                                                                  Officer, Horizon Mercy


-----------------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE     POSITION(S)      TERM OF OFFICE AND     PRINCIPAL OCCUPATION(S)          NUMBER OF    OTHER DIRECTORSHIPS
                          HELD WITH FUND   LENGTH OF TIME SERVED  DURING PAST 5 YEARS              PORTFOLIOS   HELD BY TRUSTEE
                                                                                                   IN FUND
                                                                                                   COMPLEX
                                                                                                   OVERSEEN
                                                                                                   BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
DEANNE J. SHALLCROSS(1)   Executive        Indefinite term.       Executive Vice President of         N/A     N/A
TIAA-CREF                 Vice President   Executive Vice         the TIAA-CREF Funds and TIAA.
730 Third Avenue                           President since 1998.  Formerly, Vice President,
New York, NY 10017-3206                                           Marketing, CREF and TIAA.
Age: 52                                                           Executive Vice President
                                                                  of Services

DAVID A. SHUNK(1)         Executive        Indefinite term.       Executive Vice President of         N/A     N/A
TIAA-CREF                 Vice President   Executive Vice         the TIAA-CREF Funds and TIAA.
730 Third Avenue                           President since 1998.  Formerly, Vice President,
New York, NY 10017-3206                                           Institutional & Individual
Age: 55                                                           Consulting Services, CREF and
                                                                  TIAA. President and Chief
                                                                  Executive Officer of Services
                                                                  and Director of TIAA-CREF
                                                                  Trust Company



JOHN A. SOMERS(1)         Executive        Indefinite term.       Executive Vice President of the     N/A     N/A
TIAA-CREF                 Vice President   Executive Vice         TIAA-CREF Funds and TIAA.
730 Third Avenue                           President since 1997.  Executive Vice President of
New York, NY 10017-3206                                           Investment Management and
Age: 57                                                           Advisors and Director of
                                                                  TIAA-CREF Life

CHARLES H. STAMM(1)       Executive        Indefinite term.       Executive Vice President and        N/A     N/A
TIAA-CREF                 Vice President   Executive Vice         General Counsel of the TIAA-CREF
730 Third Avenue                           President since 1997.  Funds and TIAA. Trustee of
New York, NY 10017-3206                                           Services. Director of TPIS,
Age: 63                                                           Advisors, TIAA-CREF Trust
                                                                  Company, Tuition Financing
                                                                  and TIAA-CREF Life. Member
                                                                  of Board of Managers of
                                                                  Investment Management


MARY ANN WERNER(1)        Executive        Indefinite term.       Executive Vice President of the     N/A     N/A
TIAA-CREF                 Vice President   Executive Vice         TIAA-CREF Funds and TIAA and
730 Third Avenue                           President since 2000.  President, TIAA Shared Services.
New York, NY 10017-3206                                           Formerly, Vice President, CREF
Age: 56                                                           and TIAA. Executive Vice
                                                                  President of Services and
                                                                  Director of TIAA-CREF Life



JAMES A. WOLF(1)          Executive        Indefinite term.       Executive Vice President of the     N/A     N/A
TIAA-CREF                 Vice President   Executive Vice         TIAA-CREF Funds and TIAA and
730 Third Avenue                           President since 2000.  President, TIAA Retirement
New York, NY 10017-3206                                           Services. Formerly, Vice
Age: 56                                                           President, Corporate MIS, CREF
                                                                  and TIAA. Trustee of Services
                                                                  and Director of TIAA-CREF Life



(1) The following individuals are "interested persons" under the Investment Company Act (the "Act") because they are officers of the TIAA-CREF Mutual
     Funds: Mses. Apter, Horner, Jones, Nolan, Shallcross and Werner; and Messrs. Adamski, Biggs, Evans, Galt, Gibbs, Harrell, Hoch, Klaristenfeld, Leibowitz, Scott, Shunk, Somers, Stamm and Wolf.

(2) Mr. Longstreth may be an "interested person" under the Act because he is associated with a law firm that has acted as counsel to the TIAA-CREF Mutual Funds or their affiliates.


The Statement of Additional Information ("SAI") of the TIAA-CREF Mutual Funds contains additional information about the TIAA-CREF Mutual Funds' trustees. You can request a copy of the SAI without charge by calling 800-478-2966.

106  TIAA-CREF Mutual Funds  2001 ANNUAL REPORT

TIAA-CREF MUTUAL FUNDS
--------------------------------------------------------------------------------
IMPORTANT TAX INFORMATION--(UNAUDITED)

The following TIAA-CREF Mutual Funds paid distributions which were designated as being from net long-term capital gains realized by the Funds during 2001:

                                                  AMOUNT     AMOUNT PER SHARE
                                                -----------  ----------------
      Growth Equity Fund                        $ 3,845,974       $0.058
      Equity Index Fund                         $     3,875       $0.000
      Social Choice Equity Fund                 $       838       $0.000
      Managed Allocation Fund                   $11,106,226       $0.379
      Short-Term Bond Fund                      $   185,945       $0.032
      Tax-Exempt Bond Fund                      $   265,156       $0.038
      Bond PLUS Fund                            $ 1,251,355       $0.046

The following TIAA-CREF Mutual Funds paid distributions during 2001 from ordinary income that partially qualify for the corporate dividends received deduction. The percentage that qualifies is noted below:

      Growth & Income Fund                          100.00%
      Equity Index Fund                              97.22%
      Social Choice Equity Fund                      96.64%
      Managed Allocation Fund                         6.39%

The International Equity Fund received income from foreign sources during 2001 of $4,286,535 ($0.1299 per share) and paid taxes to foreign countries during 2001 of $500,051 ($0.0152 per share).

The Tax-Exempt Bond Fund paid distributions to shareholders during 2001 totaling $3,416,512, of which $2,532,040 was exempt from federal income tax.

By early 2002, shareholders should receive their Form 1099-DIV and tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

                                 2001 ANNUAL REPORT  TIAA-CREF Mutual Funds  107

TIAA-CREF PRODUCTS


o TIAA-CREF Mutual Funds

o TIAA-CREF Life Personal Annuities

o Individual Life and Long-term Care Insurance

o Group Life and Disability Insurance

o TIAA-CREF Retirement Annuities

o TIAA-CREF Supplemental Retirement Annuities (SRAs)

o TIAA-CREF IRAs (Roth and Traditional)

o Keoghs From TIAA-CREF

o 457(b) Deferred Compensation Plans

o Tuition Savings Programs

o Investment Management and Related Trust Services


TIAA-CREF Individual and Institutional Services, Inc. and Teachers Personal Investors Services, Inc. distribute securities products. For more complete information on securities products, please call 800-842-2733, Ext. 5509, for prospectuses. Read them carefully before you invest. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Trust Company, FSB provides trust services. INVESTMENT PRODUCTS ARE NOT FDIC INSURED, MAY LOSE VALUE AND ARE NOT BANK GUARANTEED.

TIAA-CREF

[GRAPHIC OMITTED] Internet Access

Visit our World Wide Web Site:

TIAA-CREF.org

Account performance, personal account information and transactions, product information, form and booklet requests.
--------------------------------------------------------------------------------

[GRAPHIC OMITTED] AUTOMATED TELEPHONE SERVICE

800 842-2252

24 HOURS A DAY, 7 DAYS A WEEK

Account performance, personal account information and transactions, and product information.

--------------------------------------------------------------------------------

[GRAPHIC OMITTED] PERSONAL ASSISTANCE

800 223-1200

8 A.M. TO 11 P.M. ET, MONDAY-FRIDAY

9 A.M. TO 6 P.M. ET, SATURDAY, FOR PERSONAL ANNUITIES AND MUTUAL FUNDS ONLY

For questions about TIAA-CREF Mutual Funds, Personal
Annuities, Long-Term Care and Life Insurance.

800 842-2776

8 A.M. to 11 P.M. ET, MONDAY-FRIDAY

9 A.M. to 6 P.M. ET, SATURDAY AND SUNDAY

For questions about retirement saving and planning, quarterly and annual benefits reports, receiving annuity payments, annuity options, and tax reports.

--------------------------------------------------------------------------------

[GRAPHIC OMITTED] TIAA-CREF TRUST COMPANY, FSB

888 842-9001

8 A.M. to 5 P.M. CT, MONDAY-FRIDAY

Asset management, trust administration, estate planning, planned giving, and endowment management.

-------------------------------------------------------------------------------

[GRAPHIC OMITTED] MUTUAL FUND INFORMATION ONLINE
TIAA-CREF

www.tiaa-cref.org/mfs/index.html

MORNINGSTAR

www.morningstar.com

LIPPER ANALYTICAL SERVICES

www.lipperweb.com

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                   New York, NY 10017-3206                   PRESORTED
                                                             STANDARD
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TCMFAR=2/2002

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